UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811- 08821
                                                    ----------------------------

                              Rydex Variable Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                              Rydex Variable Trust
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100
                                                          ----------------------

                   Date of fiscal year end: December 31, 2005
                                           ------------------

                     Date of reporting period: June 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.


                                                                   JUNE 30, 2005

                                         RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                                       NOVA FUND
                                                                       URSA FUND
                                                                        OTC FUND
                                                                     ARKTOS FUND
                                                                  TITAN 500 FUND
                                                               VELOCITY 100 FUND
                                                                     MEDIUS FUND
                                                            INVERSE MID-CAP FUND
                                                                     MEKROS FUND
                                                          INVERSE SMALL-CAP FUND
                                                       U.S. GOVERNMENT BOND FUND
                                                                       JUNO FUND
                                                           LARGE-CAP EUROPE FUND
                                                            LARGE-CAP JAPAN FUND
                                                        LONG DYNAMIC DOW 30 FUND
                                                     INVERSE DYNAMIC DOW 30 FUND
                                                            SMALL-CAP VALUE FUND
                                                              MID-CAP VALUE FUND
                                                            LARGE-CAP VALUE FUND
                                                           SMALL-CAP GROWTH FUND
                                                             MID-CAP GROWTH FUND
                                                           LARGE-CAP GROWTH FUND
                                                            SECTOR ROTATION FUND
                                               U.S. GOVERNMENT MONEY MARKET FUND
                                                                    BANKING FUND
                                                            BASIC MATERIALS FUND
                                                              BIOTECHNOLOGY FUND
                                                          CONSUMER PRODUCTS FUND
                                                                ELECTRONICS FUND
                                                                     ENERGY FUND
                                                            ENERGY SERVICES FUND
                                                         FINANCIAL SERVICES FUND
                                                                HEALTH CARE FUND
                                                                   INTERNET FUND
                                                                    LEISURE FUND
                                                            PRECIOUS METALS FUND
                                                                REAL ESTATE FUND
                                                                  RETAILING FUND
                                                                 TECHNOLOGY FUND
                                                         TELECOMMUNICATIONS FUND
                                                             TRANSPORTATION FUND
                                                                  UTILITIES FUND

                                                         [LOGO] RYDEXINVESTMENTS
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

    TABLE OF CONTENTS
--------------------------------------------------------------------------------

    LETTER TO OUR SHAREHOLDERS ...........................................     2

    A BRIEF NOTE ON THE COMPOUNDING OF RETURNS ...........................     3

    ABOUT SHAREHOLDERS' FUND EXPENSES ....................................     4

    FUND PROFILES ........................................................     7

    SCHEDULES OF INVESTMENTS .............................................    28

    STATEMENTS OF ASSETS AND LIABILITIES .................................   130

    STATEMENTS OF OPERATIONS .............................................   138

    STATEMENTS OF CHANGES IN NET ASSETS ..................................   146

    FINANCIAL HIGHLIGHTS .................................................   158

    NOTES TO FINANCIAL STATEMENTS ........................................   164

    OTHER INFORMATION ....................................................   172

    INFORMATION ON BOARD OF TRUSTEES AND OFFICERS ........................   173


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The first six months of 2005 were a frustrating environment for equity investors. The broad market indices remained trapped within the trading range that has defined the markets for much of the past year. The market's overall lack of direction made the implementation of investment strategies of all stripes challenging at best. In this difficult and choppy environment, the Dow Jones Industrial Average Index fell 3.58%, the S&P 500(R) Index pulled back 0.81% and the tech-laden Nasdaq 100 Index(R) lost 7.86% of its value. Small stocks underperformed their larger counterparts, as the small-cap Russell 2000(R) Index fell 1.24% compared to a decline of 0.78% for the large-cap Russell 1000(R) Index. The market's cautious tone was also evident in the horse race between growth and value, with value generally outperforming growth.

Clearly, the influence of high and rising energy prices was a major influence on stock prices. The lock step relationship between oil prices and stocks--as oil rose, stocks fell--remained in place throughout the first half of the year. Thus the rise in the price of crude oil from $41.51 a barrel at the beginning of the year to a peak of $60.48 a barrel by the end of June was a major contributor to the market's lackluster performance. As one might expect, this environment had hugely positive implications for energy and energy services stocks, which rose 19.59% and 18.42%, respectively, during the period. But not all sectors fared well. Transportation stocks were hit hard in the first half by skyrocketing fuel costs and fell 13.20%. Internet stocks also took a beating in the first half, as did basic materials and biotech.

On the plus side, the retail sector did well, as consumer sentiment and spending remained robust, as did real estate--which rose 3.54% on the back of the ongoing real estate bubble in many parts of the U.S.

Investors in international stocks faced tough sledding in the face of a powerful rally in the U.S. dollar. The MSCI EAFE Index fell 2.76% in U.S. dollar terms, as positive returns in local markets could not overcome the headwind of the dollar's rise. The rally in the value of the greenback was based on a combination of fundamental and political factors. On the fundamental side, the rapid growth in the global economy, particularly the emerging powerhouses of China and India, has generated massive amounts of excess liquidity that have found a home in U.S. financial assets, notably Treasury securities. This is compounded by the fact that relative yields, expected capital market returns and overall economic growth in the U.S. are superior to those of most of our major trading partners. On the political side, the defeat of the proposed European constitution clearly was a setback for the euro. While the actual impact on the euro zone economy is difficult to discern, the no votes by French and Dutch voters raised some doubts about the strength of the monetary union and helped drive the euro down over 10% relative to the dollar during the first half of the year.

For fixed-income investors, the environment couldn't have been more different. As widely expected, interest rates rose in the first quarter, but a powerful bond market rally unfolded in the second quarter, pulling long-term interest rates back down to secular lows, resulting in the conundrum of falling long-term interest rates even as the Federal Reserve continued to raise rates at the short end of the yield curve. While the global liquidity factor is clearly a major contributor to the decline in long-term interest rates, part of the bond market's rally has to be attributed to the mini-flight to quality in reaction to deterioration in the credit quality of many of the nation's largest corporate bond issuers, of which GM is the most notable example. The first half's roller-coaster ride in bond yields saw the 10-Year U.S. Treasury Note's yield rise from 4.22% at the beginning of the year to 4.48% by the end of the first quarter, only to come crashing down to 3.92% by the end of June. The big beneficiary on the equity side of the falling rate equation was utilities. The S&P Utility Index rose 13.16% as income-oriented investors sought out the attractive dividend yields of utility stocks.

It is difficult at this juncture to identify a catalyst that will cause equities to break out of the current trading range. Earnings growth is good but slowing. Valuations, while not at historical highs, are not cheap either. Economic growth, inflation, fiscal policy and consumer spending all remain broadly supportive of stock prices. Interest rates, while poised to rise, do not look to be a threat to either the economy or to stock prices at this point.

Strategies that have worked well in this environment--sector rotation and equal-weight strategies in particular--are likely to continue doing well. We also think a fair degree of caution on the fixed-income side is appropriate. With the Fed continuing to raise rates, it would not be surprising to see long-term interest rates adjust accordingly.

We appreciate the trust you have placed in Rydex Investments by investing with us.

Sincerely,


/s/ Carl G. Verboncoeur
-----------------------------
Carl G. Verboncoeur
President


2 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS
--------------------------------------------------------------------------------

Many of the Rydex Funds described in this report are benchmarked daily to leveraged or inverse versions of published indices. To properly evaluate the performance of these Funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

AN EXAMPLE OF COMPOUNDING

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6% gain and an expectation that the fund will rise by 9%. On the same day, the fund's net asset value (NAV) increases from $10.00 to $10.90 for a gain of 9.0%-in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

            INDEX      INDEX         FUND        FUND       FUND
            LEVEL   PERFORMANCE   EXPECTATION     NAV   PERFORMANCE   ASSESSMENT
--------------------------------------------------------------------------------
Start        100                                $10.00
Day 1        106       6.0%           9.0%      $10.90      9.0%       In line
Day 2         99      -6.6%          -9.9%      $ 9.82     -9.9%       In line
Cumulative           -1.00%         -1.50%                -1.80%       -0.30%
--------------------------------------------------------------------------------

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor's favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS' FUND EXPENSES
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2004 and ending June 30, 2005.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the Securities Exchange Commission requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, which may be incurred by some of the fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.


4 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

TABLE 1. BASED ON ACTUAL FUND RETURN

                                                     BEGINNING         ENDING     EXPENSES
                                    EXPENSE      ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING
                                     RATIO+  DECEMBER 31, 2004  JUNE 30, 2005      PERIOD*
------------------------------------------------------------------------------------------
Nova Fund                             1.43%         $ 1,000.00     $   973.40      $  7.07
Ursa Fund                             1.59%           1,000.00       1,025.00         8.07
OTC Fund                              1.42%           1,000.00         921.50         6.84
Arktos Fund                           1.58%           1,000.00       1,093.20         8.29
Titan 500 Fund                        1.58%           1,000.00         955.60         7.75
Velocity 100 Fund                     1.57%           1,000.00         824.20         7.18
Medius Fund                           1.59%           1,000.00       1,038.10         8.12
Inverse Mid-Cap Fund                  1.59%           1,000.00         970.20         7.85
Mekros Fund                           1.55%           1,000.00         973.30         7.67
Inverse Small-Cap Fund                1.59%           1,000.00       1,015.20         8.03
U.S. Government Bond Fund             1.14%           1,000.00       1,134.90         6.10
Juno Fund**                           5.31%           1,000.00         902.50        25.32
Large-Cap Europe Fund                 1.57%           1,000.00         969.50         7.75
Large-Cap Japan Fund                  1.58%           1,000.00         864.20         7.38
Long Dynamic Dow 30 Fund              1.59%           1,000.00         893.40         7.55
Inverse Dynamic Dow 30 Fund           1.59%           1,000.00       1,093.00         8.34
Small-Cap Value Fund                  1.41%           1,000.00       1,004.50         7.09
Mid-Cap Value Fund                    1.44%           1,000.00       1,030.30         7.33
Large-Cap Value Fund                  1.44%           1,000.00         991.70         7.19
Small-Cap Growth Fund                 1.42%           1,000.00       1,010.50         7.16
Mid-Cap Growth Fund                   1.43%           1,000.00       1,023.60         7.25
Large-Cap Growth Fund                 1.41%           1,000.00         971.30         6.97
Sector Rotation Fund                  1.58%           1,000.00       1,026.00         8.02
U.S. Government Money Market Fund     1.14%           1,000.00       1,007.60         5.74
Banking Fund                          1.53%           1,000.00         953.40         7.49
Basic Materials Fund                  1.53%           1,000.00         926.50         7.39
Biotechnology Fund                    1.53%           1,000.00         937.30         7.43
Consumer Products Fund                1.54%           1,000.00         994.50         7.70
Electronics Fund                      1.55%           1,000.00         947.60         7.57
Energy Fund                           1.54%           1,000.00       1,208.90         8.53
Energy Services Fund                  1.54%           1,000.00       1,184.20         8.43
Financial Services Fund               1.53%           1,000.00         974.70         7.57
Health Care Fund                      1.53%           1,000.00       1,035.30         7.81
Internet Fund                         1.50%           1,000.00         870.10         7.03
Leisure Fund                          1.53%           1,000.00         959.80         7.52
Precious Metals Fund                  1.43%           1,000.00         911.30         6.85
Real Estate Fund                      1.53%           1,000.00       1,046.30         7.85
Retailing Fund                        1.53%           1,000.00       1,057.40         7.89
Technology Fund                       1.52%           1,000.00         948.90         7.43
Telecommunications Fund               1.52%           1,000.00         949.80         7.43
Transportation Fund                   1.52%           1,000.00         883.60         7.18
Utilities Fund                        1.54%           1,000.00       1,125.10         8.20


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS' FUND EXPENSES (CONCLUDED)
--------------------------------------------------------------------------------

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN

                                                     BEGINNING         ENDING     EXPENSES
                                    EXPENSE      ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING
                                     RATIO+  DECEMBER 31, 2004  JUNE 30, 2005      PERIOD*
------------------------------------------------------------------------------------------
Nova Fund                             1.43%         $ 1,000.00     $ 1,017.74      $  7.26
Ursa Fund                             1.59%           1,000.00       1,016.93         8.07
OTC Fund                              1.42%           1,000.00       1,017.79         7.21
Arktos Fund                           1.58%           1,000.00       1,016.98         8.02
Titan 500 Fund                        1.58%           1,000.00       1,016.98         8.02
Velocity 100 Fund                     1.57%           1,000.00       1,017.03         7.97
Medius Fund                           1.59%           1,000.00       1,016.93         8.07
Inverse Mid-Cap Fund                  1.59%           1,000.00       1,016.93         8.07
Mekros Fund                           1.55%           1,000.00       1,017.13         7.87
Inverse Small-Cap Fund                1.59%           1,000.00       1,016.93         8.07
U.S. Government Bond Fund             1.14%           1,000.00       1,019.21         5.79
Juno Fund**                           5.31%           1,000.00         998.04        26.96
Large-Cap Europe Fund                 1.57%           1,000.00       1,017.03         7.97
Large-Cap Japan Fund                  1.58%           1,000.00       1,016.98         8.02
Long Dynamic Dow 30 Fund              1.59%           1,000.00       1,016.93         8.07
Inverse Dynamic Dow 30 Fund           1.59%           1,000.00       1,016.93         8.07
Small-Cap Value Fund                  1.41%           1,000.00       1,017.84         7.16
Mid-Cap Value Fund                    1.44%           1,000.00       1,017.69         7.31
Large-Cap Value Fund                  1.44%           1,000.00       1,017.69         7.31
Small-Cap Growth Fund                 1.42%           1,000.00       1,017.79         7.21
Mid-Cap Growth Fund                   1.43%           1,000.00       1,017.74         7.26
Large-Cap Growth Fund                 1.41%           1,000.00       1,017.84         7.16
Sector Rotation Fund                  1.58%           1,000.00       1,016.98         8.02
U.S. Government Money Market Fund     1.14%           1,000.00       1,019.21         5.79
Banking Fund                          1.53%           1,000.00       1,017.23         7.77
Basic Materials Fund                  1.53%           1,000.00       1,017.23         7.77
Biotechnology Fund                    1.53%           1,000.00       1,017.23         7.77
Consumer Products Fund                1.54%           1,000.00       1,017.18         7.82
Electronics Fund                      1.55%           1,000.00       1,017.13         7.87
Energy Fund                           1.54%           1,000.00       1,017.18         7.82
Energy Services Fund                  1.54%           1,000.00       1,017.18         7.82
Financial Services Fund               1.53%           1,000.00       1,017.23         7.77
Health Care Fund                      1.53%           1,000.00       1,017.23         7.77
Internet Fund                         1.50%           1,000.00       1,017.39         7.61
Leisure Fund                          1.53%           1,000.00       1,017.23         7.77
Precious Metals Fund                  1.43%           1,000.00       1,017.74         7.26
Real Estate Fund                      1.53%           1,000.00       1,017.23         7.77
Retailing Fund                        1.53%           1,000.00       1,017.23         7.77
Technology Fund                       1.52%           1,000.00       1,017.28         7.72
Telecommunications Fund               1.52%           1,000.00       1,017.28         7.72
Transportation Fund                   1.52%           1,000.00       1,017.28         7.72
Utilities Fund                        1.54%           1,000.00       1,017.18         7.82

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365. EXPENSES SHOWN DO NOT INCLUDE ADDITIONAL FEES CHARGED BY INSURANCE COMPANIES.

**    THIS RATIO INCLUDES INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

+     ANNUALIZED


6 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

FUND PROFILES
--------------------------------------------------------------------------------

NOVA FUND

OBJECTIVE:   To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index.

INCEPTION:   May 7, 1997

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                            NOVA FUND     S&P 500 INDEX
                                            ---------     -------------
Other                                            7.1%             10.0%
Financials                                      13.9%             20.3%
Information Technology                          10.4%             15.6%
Health Care                                      9.1%             13.1%
Industrials                                      7.6%             11.2%
Consumer Discretionary                           7.6%             11.0%
Consumer Staples                                 6.9%             10.1%
Energy                                           5.6%              8.8%
Futures Contracts                               81.8%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
Exxon Mobil Corp.                                                  2.2%
General Electric Co.                                               2.0%
Citigroup, Inc.                                                    1.8%
Pfizer, Inc.                                                       1.5%
Johnson & Johnson, Inc.                                            1.5%
Bank of America Corp.                                              1.4%
Microsoft Corp.                                                    1.3%
Intel Corp.                                                        1.2%
Cisco Systems, Inc.                                                1.0%
Wal-Mart Stores, Inc.                                              1.0%
----------------------------------------------------------------------
Top Ten Total                                                     14.9%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.

URSA FUND

OBJECTIVE:   To provide investment results that will inversely correlate to the performance of the S&P 500 Index.

INCEPTION:   June 9, 1997

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                            URSA FUND     S&P 500 INDEX
                                            ---------     -------------
Other                                                             10.0%
Financials                                                        20.3%
Information Technology                                            15.6%
Health Care                                                       13.1%
Industrials                                                       11.2%
Consumer Discretionary                                            11.0%
Consumer Staples                                                  10.1%
Energy                                                             8.8%
Futures Contracts                             -100.9%
Equity Index Swap Agreements

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments, such as equity index swap agreements, futures contracts, and options on index futures.


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 7

--------------------------------------------------------------------------------

OTC FUND

OBJECTIVE:   To provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100
Index.

INCEPTION:   May 7, 1997

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                             NASDAQ 100
                                             OTC FUND             INDEX
                                             --------        ----------
Other                                            8.9%             11.1%
Information Technology                          54.0%             58.4%
Consumer Discretionary                          19.2%             17.5%
Health Care                                     11.7%             12.9%
Futures Contracts                                6.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
Microsoft Corp.                                                    6.2%
Qualcomm, Inc.                                                     4.8%
Intel Corp.                                                        4.4%
Amgen, Inc.                                                        3.8%
Cisco Systems, Inc.                                                3.4%
Nextel Communications, Inc. -- Class A                             3.3%
Apple Computer, Inc.                                               3.2%
Dell, Inc.                                                         2.8%
eBay, Inc.                                                         2.6%
Comcast Corp. -- Class A                                           2.4%
----------------------------------------------------------------------
Top Ten Total                                                     36.9%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.

ARKTOS FUND

OBJECTIVE:   To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index.

INCEPTION:   May 21, 2001

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                             NASDAQ 100
                                          ARKTOS FUND             INDEX
                                          -----------        ----------
Other                                                             11.1%
Information Technology                                            58.4%
Consumer Discretionary                                            17.5%
Health Care                                                       12.9%
Futures Contracts                              -22.7%
Equity Index Swap Agreements                   -76.9%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments, such as equity index swap agreements, futures contracts, and options on index futures.


8 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

TITAN 500 FUND

OBJECTIVE:   To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index.

INCEPTION:   October 1, 2001

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                       TITAN 500 FUND     S&P 500 INDEX
                                       --------------     -------------
Other                                            8.4%             10.0%
Financials                                      17.8%             20.3%
Information Technology                          13.3%             15.6%
Health Care                                     11.7%             13.1%
Consumer Discretionary                          10.0%             11.0%
Industrials                                      9.8%             11.2%
Consumer Staples                                 8.9%             10.1%
Energy                                           7.7%              8.8%
Futures Contracts                              112.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
General Electric Co.                                               3.0%
Exxon Mobil Corp.                                                  2.9%
Microsoft Corp.                                                    2.0%
Citigroup, Inc.                                                    1.9%
Pfizer, Inc.                                                       1.6%
Johnson & Johnson, Inc.                                            1.6%
Bank of America Corp.                                              1.5%
Wal-Mart Stores, Inc.                                              1.3%
Intel Corp.                                                        1.3%
American International Group, Inc.                                 1.2%
----------------------------------------------------------------------
Top Ten Total                                                     18.3%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.

VELOCITY 100 FUND

OBJECTIVE:   To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index.

INCEPTION:   October 1, 2001

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                         VELOCITY 100        NASDAQ 100
                                                 FUND             INDEX
                                         ------------        ----------
Other                                            8.2%             11.1%
Information Technology                          48.3%             58.4%
Consumer Discretionary                          17.2%             17.5%
Health Care                                     10.6%             12.9%
Futures Contracts                               26.7%
Equity Index Swap Agreements                    88.9%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
Microsoft Corp.                                                    6.2%
Qualcomm, Inc.                                                     4.4%
Intel Corp.                                                        3.8%
Nextel Communications, Inc. -- Class A                             3.1%
Cisco Systems, Inc.                                                2.9%
Apple Computer, Inc.                                               2.9%
Dell, Inc.                                                         2.4%
Amgen, Inc.                                                        2.4%
eBay, Inc.                                                         2.2%
Comcast Corp. -- Class A                                           2.0%
----------------------------------------------------------------------
Top Ten Total                                                     32.3%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 9

--------------------------------------------------------------------------------

MEDIUS FUND

OBJECTIVE:   To provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index.

INCEPTION:   October 1, 2001

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                             S&P MIDCAP
                                          MEDIUS FUND         400 INDEX
                                          -----------        ----------
Other                                            6.8%              9.4%
Consumer Discretionary                          15.1%             20.3%
Financials                                      12.8%             17.5%
Information Technology                          10.5%             13.8%
Health Care                                      8.9%             11.6%
Industrials                                      8.5%             11.3%
Energy                                           6.0%              8.6%
Utilities                                        5.5%              7.6%
Futures Contracts                               31.3%
Equity Index Swap Agreements                    44.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
Microchip Technology, Inc.                                         0.9%
Developers Diversified Realty Corp.                                0.8%
Hibernia Corp. -- Class A                                          0.8%
Omnicare, Inc.                                                     0.8%
Pacificare Health Systems, Inc.                                    0.8%
D.R. Horton, Inc.                                                  0.8%
Radian Group, Inc.                                                 0.8%
Coventry Health Care, Inc.                                         0.8%
Dun & Bradstreet Corp.                                             0.8%
AmeriCredit Corp.                                                  0.7%
----------------------------------------------------------------------
Top Ten Total                                                      8.0%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.

INVERSE MID-CAP FUND

OBJECTIVE:   To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index.

INCEPTION:   May 3, 2004

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                      INVERSE MID-CAP        S&P MIDCAP
                                                 FUND         400 INDEX
                                      ---------------        ----------
Other                                                              9.4%
Consumer Discretionary                                            20.3%
Financials                                                        17.5%
Information Technology                                            13.8%
Health Care                                                       11.6%
Industrials                                                       11.3%
Energy                                                             8.6%
Utilities                                                          7.6%
Futures Contracts                              -31.6%
Equity Index Swap Agreements                   -68.1%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments, such as equity index swap agreements, futures contracts, and options on index futures.


10 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

MEKROS FUND

OBJECTIVE:   To provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index.

INCEPTION:   October 1, 2001

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                           RUSSELL 2000
                                          MEKROS FUND             INDEX
                                          -----------      ------------
Other                                           12.1%              8.4%
Financials                                      15.7%             16.6%
Information Technology                          12.7%             19.2%
Consumer Discretionary                          11.6%             17.0%
Industrials                                     10.2%             13.6%
Health Care                                      9.0%             12.3%
Materials                                                          6.6%
Energy                                                             6.4%
Futures Contracts                               24.5%
Equity Index Swap Agreements                    54.5%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
STERIS Corp.                                                       0.3%
Pacific Capital Bancorp                                            0.3%
Cimarex Energy Co.                                                 0.3%
SVB Financial Group                                                0.3%
Sybron Dental Specialties, Inc.                                    0.3%
CEC Entertainment, Inc.                                            0.3%
Kennametal, Inc.                                                   0.3%
Potlatch Corp.                                                     0.3%
Yankee Candle Co., Inc.                                            0.3%
NorthWestern Corp.                                                 0.3%
----------------------------------------------------------------------
Top Ten Total                                                      3.0%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.

INVERSE SMALL-CAP FUND

OBJECTIVE:   To provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Russell 2000 Index.

INCEPTION:   May 3, 2004

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                        INVERSE SMALL      RUSSELL 2000
                                            -CAP FUND             INDEX
                                        -------------      ------------
Other                                                              8.4%
Information Technology                                            19.2%
Consumer Discretionary                                            17.0%
Financials                                                        16.6%
Industrials                                                       13.6%
Health Care                                                       12.3%
Materials                                                          6.6%
Energy                                                             6.4%
Futures Contracts                              -42.4%
Equity Index Swap Agreements                   -56.7%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments, such as equity index swap agreements, futures contracts, and options on index futures.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 11

--------------------------------------------------------------------------------

U.S. GOVERNMENT BOND FUND

OBJECTIVE:   To provide investment results that correspond to a benchmark for
U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

INCEPTION:   August 18, 1997

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                              U.S. GOVERNMENT BOND FUND
                                              -------------------------
U.S. Treasury Obligations                                         34.5%
Futures Contracts                                                 86.1%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in U.S. Government securities and in derivative instruments, such as futures and options contracts.

JUNO FUND

OBJECTIVE:   To provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

INCEPTION:   May 1, 2003

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                              JUNO FUND
                                                              ---------
U.S. Treasury Obligations                                        -58.1%
Futures Contracts                                                -42.5%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in short sales of long-term Treasury Bonds and derivative instruments, such as futures and options contracts.


12 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

LARGE-CAP EUROPE FUND

OBJECTIVE:   To provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmak is the Dow Jones STOXX 50
Index.

INCEPTION:   October 1, 2001

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                            LARGE-CAP         DOW JONES
                                          EUROPE FUND    STOXX 50 INDEX
                                          -----------    --------------
Other                                           13.1%              9.8%
Financial                                       21.2%             34.8%
Consumer, Non-cyclical                                            21.2%
Energy                                          12.4%             20.2%
Communications                                                    13.9%
Health Care                                      8.5%
Telecommunication Services                       6.3%
Equity Index Swap Agreements                    63.7%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
HSBC Holdings PLC -- SP ADR                                        4.8%
BP PLC -- SP ADR                                                   4.1%
Novartis AG -- SP ADR                                              3.1%
Vodafone Group PLC -- SP ADR                                       3.0%
GlaxoSmithKline PLC -- SP ADR                                      2.9%
UBS AG                                                             2.9%
Total SA -- SP ADR                                                 2.5%
Royal Dutch Petroleum Co.                                          2.3%
Shell Transport & Trading Co.
PLC -- SP ADR                                                      2.2%
Lloyds TSB Group  PLC -- SP ADR                                    1.8%
----------------------------------------------------------------------
Top Ten Total                                                     29.6%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.

LARGE-CAP JAPAN FUND

OBJECTIVE:   To provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index.

INCEPTION:   October 1, 2001

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                            LARGE-CAP         TOPIX 100
                                           JAPAN FUND             INDEX
                                           ----------         ---------
Other                                                              5.0%
Consumer, Cyclical                                                26.7%
Financial                                                         21.9%
Industrial                                                        15.5%
Communications                                                    11.2%
Consumer, Non-cyclical                                             7.6%
Utilities                                                          6.2%
Technology                                                         6.0%
Futures Contracts                               46.0%
Equity Index Swap Agreements                    79.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments, such as equity index swap agreements, futures contracts, and options on index futures.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 13

--------------------------------------------------------------------------------

LONG DYNAMIC DOW 30 FUND

OBJECTIVE:   To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average Index.

INCEPTION:   May 3, 2004

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                              DOW JONES
                                         LONG DYNAMIC        INDUSTRIAL
                                          DOW 30 FUND     AVERAGE INDEX
                                         ------------     -------------
Other                                            9.5%              8.7%
Industrials                                     18.3%             26.6%
Consumer Staples                                10.6%             15.5%
Financials                                       9.9%             14.4%
Information Technology                           7.6%             11.1%
Consumer Discretionary                           6.5%              9.4%
Health Care                                      6.3%              9.2%
Materials                                                          5.2%
Futures Contracts                               29.6%
Equity Index Swap Agreements                   101.9%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
Caterpillar, Inc.                                                  4.9%
International Business Machines Corp.                              3.8%
3M Co.                                                             3.7%
Boeing Co.                                                         3.4%
Johnson & Johnson, Inc.                                            3.3%
Altria Group, Inc.                                                 3.3%
American International Group, Inc.                                 3.0%
Exxon Mobil Corp.                                                  2.9%
American Express Co.                                               2.7%
Procter & Gamble Co.                                               2.7%
----------------------------------------------------------------------
Top Ten Total                                                     33.7%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.

INVERSE DYNAMIC DOW 30 FUND

OBJECTIVE:   To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse performance of the Dow Jones Industrial Average Index.

INCEPTION:   May 3, 2004

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                              INVERSE         DOW JONES
                                          DYNAMIC DOW        INDUSTRIAL
                                              30 FUND     AVERAGE INDEX
                                          -----------     -------------
Other                                                              8.7%
Industrials                                                       26.6%
Consumer Staples                                                  15.5%
Financials                                                        14.4%
Information Technology                                            11.1%
Consumer Discretionary                                             9.4%
Health Care                                                        9.2%
Materials                                                          5.2%
Futures Contracts                              -36.5%
Equity Index Swap Agreements                  -165.8%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

The Fund invests principally in derivative instruments, such as equity index swap agreements, futures contracts, and options on index futures.


14 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

SMALL-CAP VALUE FUND

OBJECTIVE:   To provide investment results that match the performance of a benchmark for small-cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Value Index.

INCEPTION:   May 3, 2004

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                           S&P SMALLCAP
                                            SMALL-CAP         600/BARRA
                                           VALUE FUND       VALUE INDEX
                                           ----------      ------------
Other                                            0.2%             25.9%
Financials                                      22.5%             22.9%
Industrials                                     19.8%             19.0%
Information Technology                          14.0%              7.6%
Consumer Discretionary                          13.5%             10.0%
Materials                                        7.4%
Utilities                                        7.0%              7.5%
Health Care                                      5.3%
Consumer Staples                                 5.2%
Energy                                           5.1%              7.1%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
Cimarex Energy Co.                                                 1.1%
M.D.C. Holdings, Inc.                                              1.1%
Standard-Pacific Corp.                                             1.0%
Cooper Cos., Inc.                                                  0.9%
New Century Financial Corp.                                        0.9%
Southern Union Co.                                                 0.8%
Atmos Energy Corp.                                                 0.8%
South Financial Group, Inc.                                        0.7%
Timken Co.                                                         0.7%
Whitney Holding Corp.                                              0.7%
----------------------------------------------------------------------
Top Ten Total                                                      8.7%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.

MID-CAP VALUE FUND

OBJECTIVE:   To provide investment results that match the performance of the benchmark for mid-cap value securities. The Fund's current benchmark is the S&P MidCap 400/Barra Value Index.

INCEPTION:   May 3, 2004

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                             S&P MIDCAP
                                              MID-CAP   400/BARRA VALUE
                                           VALUE FUND             INDEX
                                           ----------   ---------------
Other                                            0.8%              0.8%
Financials                                      23.5%             23.4%
Consumer Discretionary                          13.5%             14.1%
Utilities                                       12.1%             12.2%
Information Technology                          12.1%             12.1%
Energy                                           9.6%              9.6%
Industrials                                      8.1%              8.1%
Materials                                        7.6%              7.6%
Health Care                                      6.7%              6.3%
Consumer Staples                                 5.5%              5.7%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
D.R. Horton, Inc.                                                  2.1%
Lennar Corp. -- Class A                                            1.7%
Weatherford International Ltd.                                     1.5%
Noble Energy, Inc.                                                 1.2%
Pacificare Health Systems, Inc.                                    1.2%
Fidelity National Financial, Inc.                                  1.1%
Constellation Brands, Inc. -- Class A                              1.1%
Pioneer Natural Resources Co.                                      1.1%
Lyondell Chemical Co.                                              1.1%
ENSCO International, Inc.                                          1.0%
----------------------------------------------------------------------
Top Ten Total                                                     13.1%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 15

--------------------------------------------------------------------------------

LARGE-CAP VALUE FUND

OBJECTIVE:   To provide investment results that match the performance of a benchmark for large-cap value securities. The Fund's current benchmark is the S&P 500/Barra Value Index.

INCEPTION:   May 3, 2004

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                            LARGE-CAP     S&P 500/BARRA
                                           VALUE FUND       VALUE INDEX
                                           ----------     -------------
Other                                            2.4%              2.3%
Financials                                      36.7%             36.8%
Consumer Discretionary                          12.7%             11.9%
Energy                                           8.2%              8.1%
Industrials                                      8.2%              8.2%
Health Care                                      8.0%              7.4%
Information Technology                           7.0%              7.9%
Utilities                                        6.2%              6.3%
Telecommunication Services                       6.0%              6.1%
Materials                                        4.2%              5.0%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
Citigroup, Inc.                                                    4.3%
Pfizer, Inc.                                                       3.7%
Bank of America Corp.                                              3.3%
American International Group, Inc.                                 2.7%
J.P. Morgan Chase & Co.                                            2.2%
Chevron Corp.                                                      2.1%
Wells Fargo & Co.                                                  1.9%
Verizon Communications, Inc.                                       1.7%
ConocoPhillips                                                     1.4%
SBC Communications, Inc.                                           1.4%
----------------------------------------------------------------------
Top Ten Total                                                     24.7%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.

SMALL-CAP GROWTH FUND

OBJECTIVE:   To provide investment results that match the performance of a benchmark for small-cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Growth Index.

INCEPTION:   May 3, 2004

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                           S&P SMALLCAP
                                            SMALL-CAP         600/BARRA
                                          GROWTH FUND      GROWTH INDEX
                                          -----------      ------------
Other                                            8.0%              8.4%
Consumer Discretionary                          22.5%             22.2%
Health Care                                     20.8%             21.9%
Information Technology                          15.6%             15.7%
Industrials                                     15.3%             14.8%
Energy                                           9.7%              9.3%
Financials                                       7.8%              7.5%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
NVR, Inc.                                                          1.7%
Southwestern Energy Co.                                            1.3%
Roper Industries, Inc.                                             1.2%
Oshkosh Truck Corp.                                                1.1%
UGI Corp.                                                          1.1%
Massey Energy Co.                                                  1.1%
Florida Rock Industries, Inc.                                      1.1%
Respironics, Inc.                                                  1.0%
Energen Corp.                                                      1.0%
Pharmaceutical Product Development, Inc.                           1.0%
----------------------------------------------------------------------
Top Ten Total                                                     11.6%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.


16 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

MID-CAP GROWTH FUND

OBJECTIVE:   To provide investment results that match the performance of a benchmark for mid-cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Barra Growth Index.

INCEPTION:   May 3, 2004

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                             S&P MIDCAP
                                              MID-CAP         400/BARRA
                                          GROWTH FUND      GROWTH INDEX
                                          -----------      ------------
Other                                            7.7%              7.8%
Consumer Discretionary                          25.4%             26.4%
Health Care                                     17.2%             16.9%
Information Technology                          15.6%             15.4%
Industrials                                     14.3%             14.4%
Financials                                      11.8%             11.5%
Energy                                           7.5%              7.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
Legg Mason, Inc.                                                   2.1%
Murphy Oil Corp.                                                   1.7%
Whole Foods Market, Inc.                                           1.4%
Coventry Health Care, Inc.                                         1.4%
Smith International, Inc.                                          1.2%
Cognizant Technology Solutions Corp.                               1.2%
Toll Brothers, Inc.                                                1.2%
Sepracor, Inc.                                                     1.2%
Patterson Cos., Inc.                                               1.1%
Chico's FAS, Inc.                                                  1.1%
----------------------------------------------------------------------
Top Ten Total                                                     13.6%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.

LARGE-CAP GROWTH FUND

OBJECTIVE:   To provide investment results that match the performance of a benchmark for large-cap growth securities. The Fund's current benchmark is the S&P 500/Barra Growth Index.

INCEPTION:   May 3, 2004

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                            LARGE-CAP     S&P 500/BARRA
                                          GROWTH FUND      GROWTH INDEX
                                          -----------     -------------
Other                                            5.5%              5.5%
Information Technology                          23.6%             23.6%
Health Care                                     19.0%             19.0%
Consumer Staples                                18.2%             18.2%
Industrials                                     14.3%             14.3%
Consumer Discretionary                          10.0%             10.0%
Energy                                           9.4%              9.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
General Electric Co.                                               8.1%
Exxon Mobil Corp.                                                  8.1%
Microsoft Corp.                                                    5.5%
Johnson & Johnson, Inc.                                            4.3%
Wal-Mart Stores, Inc.                                              3.6%
Intel Corp.                                                        3.6%
Altria Group, Inc.                                                 3.0%
Procter & Gamble Co.                                               2.9%
Cisco Systems, Inc.                                                2.7%
International Business Machines Corp.                              2.6%
----------------------------------------------------------------------
Top Ten Total                                                     44.4%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 17

--------------------------------------------------------------------------------

SECTOR ROTATION FUND

OBJECTIVE:   Seeks long-term capital appreciation.

INCEPTION:   May 1, 2002

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                                   SECTOR ROTATION FUND
                                                   --------------------
Energy                                                            19.0%
Consumer Discretionary                                            18.0%
Industrials                                                       15.7%
Utilities                                                         15.5%
Materials                                                          8.2%
Information Technology                                             8.2%
Health Care                                                        8.1%
Consumer Staples                                                   7.3%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
Altria Group, Inc.                                                 4.2%
Google, Inc. -- Class A                                            2.4%
Cemex SA de CV -- SP ADR                                           2.2%
Duke Energy Corp.                                                  2.0%
TXU Corp.                                                          1.7%
Yahoo!, Inc.                                                       1.6%
Vulcan Materials Co.                                               1.4%
Target Corp.                                                       1.3%
AES Corp.                                                          1.2%
Constellation Energy Group, Inc.                                   1.2%
----------------------------------------------------------------------
Top Ten Total                                                     19.2%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE:   To provide security of principal, high current income, and liquidity.

INCEPTION:   May 7, 1997

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

                                      U.S. GOVERNMENT MONEY MARKET FUND
                                      ---------------------------------
Federal Home Loan Bank                                            25.1%
Freddie Mac                                                       25.0%
Fannie Mae                                                        12.5%
Farmer Mac                                                        20.0%
Repurchase Agreements                                             13.7%
Federal Farm Credit Bank                                          12.5%

FADN - Federal Agency Discount Notes

The fund invests principally in U.S. Government securities.


18 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

BANKING FUND

OBJECTIVE:   Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings-and-loan institutions.

INCEPTION:   May 2, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                  BANKING FUND

OTHER                                                                4%
COMMERCIAL BANKS                                                    71%
THRIFTS & MORTGAGE FINANCE                                          25%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
Bank of America Corp.                                              4.6%
Wachovia Corp.                                                     4.4%
J.P. Morgan Chase & Co.                                            4.3%
U.S. Bancorp                                                       3.8%
Washington Mutual, Inc.                                            3.4%
Wells Fargo & Co.                                                  3.0%
Countrywide Financial Corp.                                        3.0%
SunTrust Banks, Inc.                                               3.0%
BB&T Corp.                                                         2.8%
KeyCorp                                                            2.4%
----------------------------------------------------------------------
Top Ten Total                                                     34.7%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.

BASIC MATERIALS FUND

OBJECTIVE:   Seeks capital appreciation by investing in companies engaged in the mining, manufacture or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

INCEPTION:   May 2, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                              BASIC MATERIALS FUND

CHEMICALS                                                           45%
METALS & MINING                                                     19%
PAPER & FOREST PRODUCTS                                             12%
CONTAINERS & PACKAGING                                              12%
CONSTRUCTION MATERIALS                                               7%
OIL GAS & CONSUMABLE FUELS                                           5%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
Dow Chemical Co.                                                   4.3%
EI Du Pont de Nemours & Co.                                        3.4%
Weyerhaeuser Co.                                                   3.2%
Georgia-Pacific Corp.                                              3.0%
Monsanto Co.                                                       2.7%
Air Products & Chemicals, Inc.                                     2.6%
Engelhard Corp.                                                    2.6%
Praxair, Inc.                                                      2.4%
Lubrizol Corp.                                                     2.3%
Packaging Corporation of America                                   2.3%
----------------------------------------------------------------------
Top Ten Total                                                     28.8%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 19

--------------------------------------------------------------------------------

BIOTECHNOLOGY FUND

OBJECTIVE:   Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or biological engineering and in the design, manufacture or sale of related biotechnology products or services.

INCEPTION:   May 2, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                               BIOTECHNOLOGY FUND

BIOTECHNOLOGY                                                      100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
Genentech, Inc.                                                   11.9%
Amgen, Inc.                                                       10.4%
Gilead Sciences, Inc.                                              6.5%
Genzyme Corp.                                                      5.3%
Biogen Idec, Inc.                                                  4.7%
Celgene Corp.                                                      4.3%
Invitrogen Corp.                                                   3.6%
Affymetrix, Inc.                                                   3.4%
Applera Corp. - Applied Biosystems Group                           3.2%
Charles River Laboratories International, Inc.                     3.0%
----------------------------------------------------------------------
Top Ten Total                                                     56.3%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.

CONSUMER PRODUCTS FUND

OBJECTIVE:   Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

INCEPTION:   May 29, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                             CONSUMER PRODUCTS FUND

FOOD PRODUCTS                                                       32%
BEVERAGES                                                           20%
HOUSEHOLD PRODUCTS                                                  16%
FOOD & STAPLES RETAILING                                            13%
TOBACCO                                                             11%
PERSONAL PRODUCTS                                                    8%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
Procter & Gamble Co.                                               4.6%
Altria Group, Inc.                                                 4.6%
Kraft Foods, Inc. -- Class A                                       4.5%
Coca-Cola Co.                                                      3.9%
Anheuser-Busch Cos., Inc.                                          3.8%
PepsiCo, Inc.                                                      3.7%
Colgate-Palmolive Co.                                              3.5%
Hershey Co.                                                        2.9%
Archer-Daniels-Midland Co.                                         2.8%
Safeway, Inc.                                                      2.7%
----------------------------------------------------------------------
Top Ten Total                                                     37.0%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.


20 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

ELECTRONICS FUND

OBJECTIVE:   Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

INCEPTION:   August 3, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                ELECTRONICS FUND

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                           100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
Intel Corp.                                                       11.9%
Texas Instruments, Inc.                                            6.4%
Applied Materials, Inc.                                            5.1%
KLA-Tencor Corp.                                                   3.4%
Lam Research Corp.                                                 3.2%
Broadcom Corp. -- Class A                                          2.9%
Analog Devices, Inc.                                               2.8%
Maxim Integrated Products, Inc.                                    2.5%
National Semiconductor Corp.                                       2.5%
Linear Technology Corp.                                            2.5%
----------------------------------------------------------------------
Top Ten Total                                                     43.2%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.

ENERGY FUND

OBJECTIVE:   Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production and development of oil, gas, coal and alternative sources of energy.

INCEPTION:   May 29, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                   ENERGY FUND

OIL GAS & CONSUMABLE FUELS                                          74%
ENERGY EQUIPMENT & SERVICES                                         26%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
Exxon Mobil Corp.                                                  6.8%
BP PLC -- SP ADR                                                   5.3%
Total SA -- SP ADR                                                 5.3%
Royal Dutch Petroleum Co.                                          4.0%
ConocoPhillips                                                     3.6%
Shell Transport & Trading Co. PLC -- SP ADR                        3.5%
Schlumberger Ltd.                                                  3.4%
Chevron Corp.                                                      3.3%
Occidental Petroleum Corp.                                         2.2%
Devon Energy Corp.                                                 2.1%
----------------------------------------------------------------------
Top Ten Total                                                     39.5%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 21

--------------------------------------------------------------------------------

ENERGY SERVICES FUND

OBJECTIVE:   Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal and gas exploration and production.

INCEPTION:   May 2, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                              ENERGY SERVICES FUND

ENERGY EQUIPMENT & SERVICES                                        100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
Schlumberger Ltd.                                                 10.5%
Halliburton Co.                                                    7.0%
Transocean, Inc.                                                   5.8%
Baker Hughes, Inc.                                                 5.5%
Weatherford International Ltd.                                     4.1%
Nabors Industries Ltd.                                             4.1%
Noble Corp.                                                        3.8%
Cooper Cameron Corp.                                               3.7%
Diamond Offshore Drilling, Inc.                                    3.7%
Grant Prideco, Inc.                                                3.3%
----------------------------------------------------------------------
Top Ten Total                                                     51.5%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.

FINANCIAL SERVICES FUND

OBJECTIVE:   Seeks capital appreciation by investing in companies involved in the financial services sector.

INCEPTION:   July 20, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                             FINANCIAL SERVICES FUND

COMMERCIAL BANKS                                                    24%
INSURANCE                                                           23%
REAL ESTATE                                                         18%
CAPITAL MARKETS                                                     13%
THRIFTS & MORTGAGE FINANCE                                           9%
CONSUMER FINANCE                                                     7%
DIVERSIFIED FINANCIAL SERVICES                                       6%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
Bank of America Corp.                                              2.8%
Wachovia Corp.                                                     2.2%
American Express Co.                                               2.0%
MetLife, Inc.                                                      1.9%
Washington Mutual, Inc.                                            1.9%
Countrywide Financial Corp.                                        1.7%
SunTrust Banks, Inc.                                               1.7%
Chubb Corp.                                                        1.6%
Citigroup, Inc.                                                    1.5%
North Fork Bancorporation, Inc.                                    1.5%
----------------------------------------------------------------------
Top Ten Total                                                     18.8%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.


22 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

HEALTH CARE FUND

OBJECTIVE:   Seeks capital appreciation by investing in companies that are involved in the health care industry.

INCEPTION:   June 19, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                HEALTH CARE FUND

PHARMACEUTICALS                                                     35%
HEALTH CARE PROVIDERS & SERVICES                                    28%
HEALTH CARE EQUIPMENT & SUPPLIES                                    22%
BIOTECHNOLOGY                                                       15%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
Pfizer, Inc.                                                       7.7%
Johnson & Johnson, Inc.                                            7.2%
Abbott Laboratories                                                4.2%
Amgen, Inc.                                                        4.1%
UnitedHealth Group, Inc.                                           3.8%
Medtronic, Inc.                                                    3.4%
Merck & Co., Inc.                                                  3.0%
Genentech, Inc.                                                    2.7%
Aetna, Inc.                                                        2.4%
Bristol-Myers Squibb Co.                                           2.4%
----------------------------------------------------------------------
Top Ten Total                                                     40.9%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.

INTERNET FUND

OBJECTIVE:   Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

INCEPTION:   May 24, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                  INTERNET FUND

OTHER                                                               17%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                            24%
DIVERSIFIED TELECOMMUNICATION SERVICES                              21%
IT SERVICES                                                         17%
HEALTH CARE PROVIDERS & SERVICES                                    13%
CAPITAL MARKETS                                                      8%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
Cisco Systems, Inc.                                                9.6%
Time Warner, Inc.                                                  8.0%
Yahoo!, Inc.                                                       5.9%
Google, Inc. -- Class A                                            5.3%
Qualcomm, Inc.                                                     5.2%
eBay, Inc.                                                         4.8%
InterActiveCorp                                                    4.0%
Sun Microsystems, Inc.                                             3.8%
Intuit, Inc.                                                       3.4%
Amazon.com, Inc.                                                   3.3%
----------------------------------------------------------------------
Top Ten Total                                                     53.3%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 23

--------------------------------------------------------------------------------

LEISURE FUND

OBJECTIVE:   Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.

INCEPTION:   May 22, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                  LEISURE FUND

HOTELS RESTAURANTS & LEISURE                                        60%
MEDIA                                                               22%
LEISURE EQUIPMENT & PRODUCTS                                        12%
SOFTWARE                                                             6%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
Time Warner, Inc.                                                  6.6%
McDonald's Corp.                                                   4.7%
Carnival Corp.                                                     4.1%
Starbucks Corp.                                                    4.0%
Walt Disney Co.                                                    3.6%
Viacom, Inc. -- Class B                                            3.4%
News Corp. -- Class A                                              3.3%
Yum! Brands, Inc.                                                  3.0%
Mattel, Inc.                                                       2.7%
Darden Restaurants, Inc.                                           2.6%
----------------------------------------------------------------------
Top Ten Total                                                     38.0%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.

PRECIOUS METALS FUND

OBJECTIVE:   Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

INCEPTION:   May 29, 1997

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                              PRECIOUS METALS FUND

METALS & MINING                                                    100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
Newmont Mining Corp                                               13.2%
Freeport-McMoRan Copper & Gold, Inc. -- Class B                    9.5%
Goldcorp, Inc.                                                     8.6%
Barrick Gold Corp.                                                 6.7%
Placer Dome, Inc.                                                  6.0%
AngloGold Ashanti Ltd. -- SP ADR                                   5.3%
Harmony Gold Mining Co. Ltd. -- SP ADR                             4.4%
Glamis Gold Ltd.                                                   4.4%
Meridian Gold, Inc.                                                3.7%
Gold Fields Ltd. -- SP ADR                                         3.7%
----------------------------------------------------------------------
Top Ten Total                                                     65.5%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.


24 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

REAL ESTATE FUND

OBJECTIVE:   Seeks capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITS").

INCEPTION:   October 1, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                REAL ESTATE FUND

REAL ESTATE                                                        100%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
Simon Property Group, Inc.                                         2.6%
Equity Office Properties Trust                                     2.3%
Vornado Realty Trust                                               2.1%
General Growth Properties, Inc.                                    2.0%
Equity Residential                                                 2.0%
Boston Properties, Inc.                                            1.8%
Public Storage, Inc.                                               1.8%
Archstone-Smith Trust                                              1.8%
ProLogis                                                           1.7%
St. Joe Co.                                                        1.6%
----------------------------------------------------------------------
Top Ten Total                                                     19.7%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.

RETAILING FUND

OBJECTIVE:   Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail-order operations and other companies involved in selling products to consumers.

INCEPTION:   July 23, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                 RETAILING FUND

OTHER                                                                4%
SPECIALTY RETAIL                                                    58%
MULTILINE RETAIL                                                    19%
FOOD & STAPLES RETAILING                                            13%
INTERNET & CATALOG RETAIL                                            6%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
Wal-Mart Stores, Inc.                                              6.8%
Home Depot, Inc.                                                   4.7%
Federated Department Stores, Inc.                                  2.6%
eBay, Inc.                                                         2.4%
May Department Stores Co.                                          2.3%
The Gap, Inc.                                                      2.3%
JC Penney Holding Co., Inc.                                        2.2%
Walgreen Co.                                                       2.2%
AutoZone, Inc.                                                     2.1%
Limited Brands, Inc.                                               2.1%
----------------------------------------------------------------------
Top Ten Total                                                     29.7%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 25

--------------------------------------------------------------------------------

TECHNOLOGY FUND

OBJECTIVE:   Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

INCEPTION:   May 2, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                 TECHNOLOGY FUND

OTHER                                                                7%
SOFTWARE                                                            23%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                            21%
COMPUTERS & PERIPHERALS                                             19%
COMMUNICATIONS EQUIPMENT                                            14%
IT SERVICES                                                         11%
ELECTRONIC EQUIPMENT & INSTRUMENTS                                   5%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
Microsoft Corp.                                                    5.8%
Intel Corp.                                                        5.7%
International Business Machines Corp.                              4.2%
Hewlett-Packard Co.                                                4.2%
Cisco Systems, Inc.                                                4.1%
Oracle Corp.                                                       2.7%
Texas Instruments, Inc.                                            2.6%
Dell, Inc.                                                         2.5%
Yahoo!, Inc.                                                       2.4%
Applied Materials, Inc.                                            2.3%
----------------------------------------------------------------------
Top Ten Total                                                     36.5%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.

TELECOMMUNICATIONS FUND

OBJECTIVE:   Seeks capital appreciation by investing in companies engaged in the development, manufacture or sale of communications services or communications equipment.

INCEPTION:   July 27, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                             TELECOMMUNICATIONS FUND

COMMUNICATIONS EQUIPMENT                                            52%
DIVERSIFIED TELECOMMUNICATION SERVICES                              29%
WIRELESS TELECOMMUNICATION SERVICES                                 19%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
Vodafone Group  PLC -- SP ADR                                      6.9%
Cisco Systems, Inc.                                                6.6%
Verizon Communications, Inc.                                       6.6%
Telefonaktiebolaget LM Ericsson -- SP ADR                          5.2%
Nokia OYJ -- SP ADR                                                5.2%
Alltel Corp.                                                       4.1%
Motorola, Inc.                                                     4.0%
Corning, Inc.                                                      3.9%
Qualcomm, Inc.                                                     3.8%
Sprint Corp.                                                       3.6%
----------------------------------------------------------------------
Top Ten Total                                                     49.9%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.


26 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

FUND PROFILES (CONCLUDED)
--------------------------------------------------------------------------------

TRANSPORTATION FUND

OBJECTIVE:   Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution or sale of transportation equipment.

INCEPTION:   June 11, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                               TRANSPORTATION FUND

OTHER                                                                5%
ROAD & RAIL                                                         46%
AIR FREIGHT & LOGISTICS                                             31%
AIRLINES                                                            18%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
United Parcel Service, Inc. -- Class B                            10.2%
FedEx Corp.                                                        9.0%
Burlington Northern Santa Fe Corp.                                 7.4%
Norfolk Southern Corp.                                             6.1%
Southwest Airlines Co.                                             6.0%
CSX Corp.                                                          5.7%
Union Pacific Corp.                                                5.1%
Yellow Roadway Corp.                                               3.7%
C.H. Robinson Worldwide, Inc.                                      3.7%
CNF, Inc.                                                          3.2%
----------------------------------------------------------------------
Top Ten Total                                                     60.1%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.

UTILITIES FUND

OBJECTIVE:   Seeks capital appreciation by investing in companies that operate public utilities.

INCEPTION:   May 2, 2001

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                                 UTILITIES FUND

OTHER                                                                1%
ELECTRIC UTILITIES                                                  53%
GAS UTILITIES                                                       17%
MULTI-UTILITIES                                                     17%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS                        12%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
----------------------------------------------------------------------
American Electric Power Co., Inc.                                  3.6%
Exelon Corp.                                                       3.5%
Duke Energy Corp.                                                  3.2%
Dominion Resources, Inc./VA                                        2.8%
Southern Co.                                                       2.6%
TXU Corp.                                                          2.5%
Progress Energy, Inc.                                              2.5%
FirstEnergy Corp.                                                  2.4%
Entergy Corp.                                                      2.4%
FPL Group, Inc.                                                    2.3%
----------------------------------------------------------------------
Top Ten Total                                                     27.8%
----------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   NOVA FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 68.2%

FINANCIALS 13.9%
   BANKS 4.0%
   Bank of America Corp.                                41,587   $   1,896,783
   Wachovia Corp.                                       19,880         986,048
   U.S. Bancorp                                         27,590         805,628
   Wells Fargo & Co.                                     8,110         499,414
   North Fork Bancorporation, Inc.                      17,080         479,777
   Compass Bancshares, Inc.+                             8,970         403,650
   BB&T Corp.+                                           4,900         195,853
   National City Corp.                                   1,010          34,461
                                                                 -------------
TOTAL BANKS                                                          5,301,614
                                                                 -------------
   INSURANCE 3.0%
   American International Group, Inc.                   15,060         874,986
   Prudential Financial, Inc.+                          10,240         672,359
   MetLife, Inc.                                        14,210         638,597
   Hartford Financial Services Group,
      Inc.                                               7,360         550,381
   Chubb Corp.                                           5,930         507,667
   XL Capital Ltd.                                       5,940         442,055
   ACE Ltd.                                              5,240         235,014
   AFLAC, Inc.                                           1,330          57,562
                                                                 -------------
TOTAL INSURANCE                                                      3,978,621
                                                                 -------------
   DIVERSIFIED FINANCIALS 2.5%
   Citigroup, Inc.                                      50,830       2,349,871
   J.P. Morgan Chase & Co.                              19,410         685,561
   Principal Financial Group, Inc.                       6,060         253,914
   CIT Group, Inc.                                         870          37,384
                                                                 -------------
TOTAL DIVERSIFIED FINANCIALS                                         3,326,730
                                                                 -------------
   CAPITAL MARKETS 1.9%
   Morgan Stanley                                       15,750         826,403
   Goldman Sachs Group, Inc.+                            7,456         760,661
   Franklin Resources, Inc.                              6,640         511,147
   Mellon Financial Corp.                                6,750         193,658
   Lehman Brothers Holdings, Inc.+                       1,728         171,556
   Merrill Lynch & Co., Inc.                             1,440          79,214
                                                                 -------------
TOTAL CAPITAL MARKETS                                                2,542,639
                                                                 -------------
   THRIFTS & MORTGAGE FINANCE 1.2%
   Countrywide Financial Corp.                          14,490         559,459
   Golden West Financial Corp.                           7,960         512,465
   Washington Mutual, Inc.+                              6,360         258,788
   MGIC Investment Corp.+                                2,890         188,486
   Fannie Mae                                            1,870         109,208
   Freddie Mac+                                            150           9,785
                                                                 -------------
TOTAL THRIFTS & MORTGAGE FINANCE                                     1,638,191
                                                                 -------------
   CONSUMER FINANCE 0.9%
   SLM Corp.+                                           10,640         540,512
   Providian Financial Corp.*+                          22,790         401,788
   American Express Co.                                  2,990         159,158
   Capital One Financial Corp.                             430          34,404
                                                                 -------------
TOTAL CONSUMER FINANCE                                               1,135,862
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   REAL ESTATE 0.4%
   Apartment Investment & Management
      Co. -- Class A+                                   10,379   $     424,708
   Simon Property Group, Inc.+                           1,930         139,906
                                                                 -------------
TOTAL REAL ESTATE                                                      564,614
                                                                 -------------
TOTAL FINANCIALS                                                    18,488,271
                                                                 -------------
INFORMATION TECHNOLOGY 10.4%
   SOFTWARE 2.7%
   Microsoft Corp.                                      69,800       1,733,832
   BMC Software, Inc.*                                  22,900         411,055
   Novell, Inc.*+                                       62,070         384,834
   Parametric Technology Corp.*                         59,690         380,822
   Oracle Corp.*                                        26,008         343,305
   Electronic Arts, Inc.*+                               3,900         220,779
   Citrix Systems, Inc.*                                 3,630          78,626
                                                                 -------------
TOTAL SOFTWARE                                                       3,553,253
                                                                 -------------
   COMPUTERS & PERIPHERALS 2.4%
   International Business Machines
      Corp.                                             15,670       1,162,714
   Hewlett-Packard Co.                                  36,502         858,162
   Apple Computer, Inc.*                                15,930         586,383
   Dell, Inc.*                                          11,380         449,624
   NCR Corp.*                                            5,350         187,892
                                                                 -------------
TOTAL COMPUTERS & PERIPHERALS                                        3,244,775
                                                                 -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.2%
   Intel Corp.                                          60,550       1,577,933
   Applied Materials, Inc.+                             35,580         575,684
   KLA-Tencor Corp.+                                     9,440         412,528
   Texas Instruments, Inc.+                             11,100         311,577
   Novellus Systems, Inc.*                               1,750          43,243
   National Semiconductor Corp.                            570          12,557
                                                                 -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                         2,933,522
                                                                 -------------
   COMMUNICATIONS EQUIPMENT 1.8%
   Cisco Systems, Inc.*                                 70,980       1,356,428
   Motorola, Inc.                                       24,760         452,117
   Scientific-Atlanta, Inc.+                             9,430         313,736
   Qualcomm, Inc.                                        4,070         134,351
   Comverse Technology, Inc.*                            4,860         114,939
                                                                 -------------
TOTAL COMMUNICATIONS EQUIPMENT                                       2,371,571
                                                                 -------------
   IT CONSULTING & SERVICES 0.7%
   Fiserv, Inc.*                                        10,050         431,647
   Computer Sciences Corp.*                              9,160         400,292
   Affiliated Computer Services, Inc. --
      Class A*+                                          1,620          82,782
   Sabre Holdings Corp.+                                 1,650          32,918
                                                                 -------------
TOTAL IT CONSULTING & SERVICES                                         947,639
                                                                 -------------
   INTERNET SOFTWARE & SERVICES 0.3%
   Yahoo!, Inc.*+                                       10,820         374,913
                                                                 -------------
TOTAL INTERNET SOFTWARE & SERVICES                                     374,913
                                                                 -------------

                                              See Notes to Financial Statements.


28 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   NOVA FUND

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
   Agilent Technologies, Inc.*                          10,880   $     250,458
                                                                 -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               250,458
                                                                 -------------
   OFFICE ELECTRONICS 0.1%
   Xerox Corp.*+                                         7,940         109,493
                                                                 -------------
TOTAL OFFICE ELECTRONICS                                               109,493
                                                                 -------------
TOTAL INFORMATION TECHNOLOGY                                        13,785,624
                                                                 -------------
HEALTH CARE 9.1%
   PHARMACEUTICALS 4.9%
   Pfizer, Inc.                                         73,410       2,024,648
   Johnson & Johnson, Inc.+                             30,160       1,960,400
   Abbott Laboratories                                  17,479         856,646
   Merck & Co., Inc.                                    22,760         701,008
   Watson Pharmaceuticals, Inc.*                        12,938         382,447
   Eli Lilly & Co.                                       3,450         192,199
   Wyeth                                                 3,160         140,620
   Forest Laboratories, Inc.*+                           3,270         127,040
   Bristol-Myers Squibb Co.+                             2,480          61,950
                                                                 -------------
TOTAL PHARMACEUTICALS                                                6,446,958
                                                                 -------------
   HEALTH CARE PROVIDERS & SERVICES 1.9%
   Aetna, Inc.                                           7,070         585,537
   CIGNA Corp.                                           4,718         504,967
   Humana, Inc.*+                                       11,120         441,909
   Medco Health Solutions, Inc.*+                        6,830         364,449
   WellPoint, Inc.*                                      3,990         277,864
   Laboratory Corporation of America
      Holdings*+                                         4,300         214,570
   UnitedHealth Group, Inc.+                             3,360         175,190
                                                                 -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               2,564,486
                                                                 -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.5%
   Boston Scientific Corp.*                             19,464         525,528
   Waters Corp.*                                        10,410         386,940
   Becton, Dickinson & Co.                               6,220         326,363
   Bausch & Lomb, Inc.+                                  3,770         312,910
   Guidant Corp.                                         3,300         222,090
   Medtronic, Inc.                                       3,226         167,075
   Hospira, Inc.*                                        1,000          39,000
                                                                 -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               1,979,906
                                                                 -------------
   BIOTECHNOLOGY 0.8%
   Amgen, Inc.*                                         12,170         735,798
   Applera Corp. - Applied Biosystems
      Group                                             18,650         366,846
   Biogen Idec, Inc.*                                      340          11,713
                                                                 -------------
TOTAL BIOTECHNOLOGY                                                  1,114,357
                                                                 -------------
TOTAL HEALTH CARE                                                   12,105,707
                                                                 -------------
INDUSTRIALS 7.6%
   INDUSTRIAL CONGLOMERATES 3.1%
   General Electric Co.                                 78,620       2,724,183
   Tyco International Ltd.+                             26,935         786,502
   3M Co.+                                               5,330         385,359

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Textron, Inc.                                         2,860   $     216,931
                                                                 -------------
TOTAL INDUSTRIAL CONGLOMERATES                                       4,112,975
                                                                 -------------
   AEROSPACE & DEFENSE 1.6%
   Lockheed Martin Corp.                                 8,920         578,640
   Raytheon Co.                                         12,910         505,039
   Rockwell Collins, Inc.+                               8,870         422,922
   L-3 Communications Holdings, Inc.+                    4,280         327,762
   Boeing Co.+                                           1,970         130,020
   United Technologies Corp.                             1,630          83,701
   Northrop Grumman Corp.                                  110           6,078
                                                                 -------------
TOTAL AEROSPACE & DEFENSE                                            2,054,162
                                                                 -------------
   MACHINERY 1.0%
   Eaton Corp.                                           7,230         433,077
   Cummins, Inc.+                                        5,460         407,371
   Paccar, Inc.                                          2,890         196,520
   Ingersoll-Rand Co. -- Class A                         2,220         158,397
   Parker Hannifin Corp.                                 1,280          79,373
                                                                 -------------
TOTAL MACHINERY                                                      1,274,738
                                                                 -------------
   AIR FREIGHT & COURIERS 0.6%
   FedEx Corp.                                           6,510         527,375
   United Parcel Service, Inc. -- Class B+               4,570         316,061
                                                                 -------------
TOTAL AIR FREIGHT & COURIERS                                           843,436
                                                                 -------------
   COMMERCIAL SERVICES & SUPPLIES 0.5%
   Robert Half International, Inc.                      14,910         372,302
   Cendant Corp.                                        13,910         311,167
   Equifax, Inc.                                           380          13,570
                                                                 -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   697,039
                                                                 -------------
   ROAD & RAIL 0.3%
   Burlington Northern Santa Fe Corp.                    9,180         432,195
   CSX Corp.                                               520          22,183
                                                                 -------------
TOTAL ROAD & RAIL                                                      454,378
                                                                 -------------
   ELECTRICAL EQUIPMENT 0.3%
   Rockwell Automation, Inc.                             7,820         380,912
                                                                 -------------
TOTAL ELECTRICAL EQUIPMENT                                             380,912
                                                                 -------------
   BUILDING PRODUCTS 0.1%
   Masco Corp.                                           5,690         180,714
                                                                 -------------
TOTAL BUILDING PRODUCTS                                                180,714
                                                                 -------------
   AIRLINES 0.1%
   Delta Air Lines, Inc.*+                              22,640          85,126
                                                                 -------------
TOTAL AIRLINES                                                          85,126
                                                                 -------------
   CONSTRUCTION & ENGINEERING 0.0%
   Fluor Corp.                                             700          40,313
                                                                 -------------
TOTAL CONSTRUCTION & ENGINEERING                                        40,313
                                                                 -------------
   TRADING COMPANIES & DISTRIBUTORS 0.0%
   W.W. Grainger, Inc.                                     680          37,257
                                                                 -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                  37,257
                                                                 -------------
TOTAL INDUSTRIALS                                                   10,161,050
                                                                 -------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   NOVA FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

CONSUMER DISCRETIONARY 7.6%
   MEDIA 2.5%
   Comcast Corp. -- Class A*+                           28,610   $     878,327
   McGraw-Hill Cos., Inc.+                              11,540         510,645
   Gannett Co., Inc.                                     7,020         499,333
   Clear Channel Communications, Inc.+                  14,100         436,113
   Walt Disney Co.                                      13,380         336,908
   Time Warner, Inc.*                                   17,290         288,916
   Omnicom Group+                                        3,470         277,114
   Viacom, Inc. -- Class B                               3,400         108,868
   News Corp. -- Class A+                                1,180          19,092
                                                                 -------------
TOTAL MEDIA                                                          3,355,316
                                                                 -------------
   SPECIALTY RETAIL 1.6%
   Home Depot, Inc.                                     27,300       1,061,970
   Toys 'R' Us, Inc.*+                                  15,730         416,530
   Limited Brands, Inc.+                                18,580         397,984
   Sherwin-Williams Co.                                  3,740         176,117
   AutoNation, Inc.*+                                    2,760          56,635
   Lowe's Cos., Inc.+                                       60           3,493
                                                                 -------------
TOTAL SPECIALTY RETAIL                                               2,112,729
                                                                 -------------
   HOTELS RESTAURANTS & LEISURE 1.0%
   McDonald's Corp.                                     22,330         619,657
   Darden Restaurants, Inc.                             11,490         378,940
   Carnival Corp.+                                       5,330         290,752
   Starbucks Corp.*+                                       860          44,428
                                                                 -------------
TOTAL HOTELS RESTAURANTS & LEISURE                                   1,333,777
                                                                 -------------
   MULTILINE RETAIL 0.9%
   Federated Department Stores, Inc.+                    4,740         347,347
   Nordstrom, Inc.+                                      4,980         338,491
   Dillard's, Inc. -- Class A                           13,770         322,494
   Sears Holdings Corp.*+                                  820         122,893
   Target Corp.                                            710          38,631
                                                                 -------------
TOTAL MULTILINE RETAIL                                               1,169,856
                                                                 -------------
   HOUSEHOLD DURABLES 0.4%
   Black & Decker Corp.+                                 4,830         433,975
   Pulte Homes, Inc.+                                      730          61,503
   Stanley Works                                         1,340          61,024
                                                                 -------------
TOTAL HOUSEHOLD DURABLES                                               556,502
                                                                 -------------
   AUTOMOBILES 0.3%
   Ford Motor Co.+                                      40,880         418,611
                                                                 -------------
TOTAL AUTOMOBILES                                                      418,611
                                                                 -------------
   TEXTILES & APPAREL 0.3%
   Nike, Inc. -- Class B+                                4,710         407,886
                                                                 -------------
TOTAL TEXTILES & APPAREL                                               407,886
                                                                 -------------
   INTERNET & CATALOG RETAIL 0.3%
   eBay, Inc.*+                                         10,040         331,420
                                                                 -------------
TOTAL INTERNET & CATALOG RETAIL                                        331,420
                                                                 -------------
   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Brunswick Corp.                                       4,260         184,543
   Mattel, Inc.+                                            80           1,464
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                               $     186,007
                                                                 -------------
   AUTO COMPONENTS 0.1%
   Goodyear Tire & Rubber Co.*+                         11,580         172,542
                                                                 -------------
TOTAL AUTO COMPONENTS                                                  172,542
                                                                 -------------
   DISTRIBUTORS 0.1%
   Genuine Parts Co.                                     1,440          59,170
                                                                 -------------
TOTAL DISTRIBUTORS                                                      59,170
                                                                 -------------
TOTAL CONSUMER DISCRETIONARY                                        10,103,816
                                                                 -------------
CONSUMER STAPLES 6.9%
   FOOD & DRUG RETAILING 1.9%
   Wal-Mart Stores, Inc.                                27,030       1,302,846
   Safeway, Inc.                                        19,880         449,089
   Albertson's, Inc.+                                   18,004         372,323
   Costco Wholesale Corp.+                               6,850         307,017
   Walgreen Co.+                                         3,290         151,307
                                                                 -------------
TOTAL FOOD & DRUG RETAILING                                          2,582,582
                                                                 -------------
   BEVERAGES 1.6%
   Anheuser-Busch Cos., Inc.+                           13,908         636,291
   PepsiCo, Inc.                                         9,310         502,088
   Coca-Cola Co.                                        11,185         466,974
   Brown-Forman Corp. -- Class B                         6,940         419,592
   Pepsi Bottling Group, Inc.                            1,170          33,474
                                                                 -------------
TOTAL BEVERAGES                                                      2,058,419
                                                                 -------------
   HOUSEHOLD PRODUCTS 1.2%
   Procter & Gamble Co.+                                14,390         759,073
   Kimberly-Clark Corp.                                  9,680         605,871
   Clorox Co.                                            2,750         153,230
   Colgate-Palmolive Co.                                 2,619         130,714
                                                                 -------------
TOTAL HOUSEHOLD PRODUCTS                                             1,648,888
                                                                 -------------
   TOBACCO 0.9%
   Altria Group, Inc.                                   11,740         759,109
   Reynolds American, Inc.+                              5,380         423,944
   UST, Inc.+                                            1,370          62,554
                                                                 -------------
TOTAL TOBACCO                                                        1,245,607
                                                                 -------------
   FOOD PRODUCTS 0.8%
   Archer-Daniels-Midland Co.                           23,112         494,134
   General Mills, Inc.+                                  9,930         464,625
   Sara Lee Corp.                                        3,310          65,571
   Hershey Co.+                                            460          28,566
   ConAgra Foods, Inc.+                                    880          20,381
                                                                 -------------
TOTAL FOOD PRODUCTS                                                  1,073,277
                                                                 -------------
   PERSONAL PRODUCTS 0.5%
   Alberto-Culver Co. -- Class B                         8,472         367,092
   Avon Products, Inc.                                   4,200         158,970
   Gillette Co.                                          1,430          72,401
                                                                 -------------
TOTAL PERSONAL PRODUCTS                                                598,463
                                                                 -------------
TOTAL CONSUMER STAPLES                                               9,207,236
                                                                 -------------

                                              See Notes to Financial Statements.


30 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   NOVA FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

ENERGY 5.6%
   OIL & GAS 5.1%
   Exxon Mobil Corp.                                    51,990   $   2,987,865
   Occidental Petroleum Corp.                            7,870         605,439
   Chevron Corp.+                                       10,790         603,377
   Valero Energy Corp.+                                  7,300         577,503
   ConocoPhillips                                        8,260         474,867
   Devon Energy Corp.+                                   7,670         388,716
   Williams Cos., Inc.+                                 19,880         377,720
   Unocal Corp.                                          4,570         297,279
   Burlington Resources, Inc.                            3,280         181,187
   Sunoco, Inc.+                                         1,360         154,605
   Kerr-McGee Corp.                                      1,920         146,515
   XTO Energy, Inc.+                                       870          29,571
   EOG Resources, Inc.+                                    140           7,952
                                                                 -------------
TOTAL OIL & GAS                                                      6,832,596
                                                                 -------------
   ENERGY EQUIPMENT & SERVICES 0.5%
   Schlumberger Ltd.+                                    5,030         381,979
   Transocean, Inc.*+                                    4,060         219,118
                                                                 -------------
TOTAL ENERGY EQUIPMENT & SERVICES                                      601,097
                                                                 -------------
TOTAL ENERGY                                                         7,433,693
                                                                 -------------
UTILITIES 2.9%
   ELECTRIC UTILITIES 1.6%
   Exelon Corp.+                                         9,760         500,981
   American Electric Power Co., Inc.+                   13,410         494,427
   Entergy Corp.                                         5,110         386,060
   CenterPoint Energy, Inc.+                            29,160         385,203
   TXU Corp.                                             2,940         244,285
   Allegheny Energy, Inc.*+                              6,880         173,514
   Edison International+                                   660          26,763
                                                                 -------------
TOTAL ELECTRIC UTILITIES                                             2,211,233
                                                                 -------------
   MULTI-UTILITIES 1.2%
   Duke Energy Corp.+                                   20,920         621,952
   Constellation Energy Group, Inc.                      8,170         471,327
   CMS Energy Corp.*+                                   28,770         433,276
   Sempra Energy                                           620          25,612
                                                                 -------------
TOTAL MULTI-UTILITIES                                                1,552,167
                                                                 -------------
   GAS UTILITIES 0.1%
   KeySpan Corp.+                                        3,480         141,636
                                                                 -------------
TOTAL GAS UTILITIES                                                    141,636
                                                                 -------------
TOTAL UTILITIES                                                      3,905,036
                                                                 -------------
TELECOMMUNICATION SERVICES 2.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES 2.0%
   Verizon Communications, Inc.+                        29,760       1,028,208
   Sprint Corp.+                                        22,991         576,844
   Alltel Corp.+                                         8,750         544,950
   SBC Communications, Inc.+                            11,770         279,538
   CenturyTel, Inc.+                                     3,800         131,594
   BellSouth Corp.+                                      1,623          43,123
                                                                 -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                         2,604,257
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   WIRELESS TELECOMMUNICATION SERVICES 0.2%
   Nextel Communications, Inc. --
      Class A*                                           9,340   $     301,775
                                                                 -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                              301,775
                                                                 -------------
TOTAL TELECOMMUNICATION SERVICES                                     2,906,032
                                                                 -------------
MATERIALS 2.0%
   CHEMICALS 1.1%
   Dow Chemical Co.                                     14,517         646,442
   Eastman Chemical Co.                                  6,890         379,983
   Monsanto Co.                                          4,050         254,624
   Air Products & Chemicals, Inc.                        2,680         161,604
   EI Du Pont de Nemours & Co.                             840          36,128
                                                                 -------------
TOTAL CHEMICALS                                                      1,478,781
                                                                 -------------
   METALS & MINING 0.4%
   United States Steel Corp.+                            5,850         201,065
   Nucor Corp.+                                          4,320         197,078
   Phelps Dodge Corp.+                                   1,380         127,650
                                                                 -------------
TOTAL METALS & MINING                                                  525,793
                                                                 -------------
   PAPER & FOREST PRODUCTS 0.3%
   Weyerhaeuser Co.                                      5,620         357,713
   Louisiana-Pacific Corp.+                              1,720          42,277
                                                                 -------------
TOTAL PAPER & FOREST PRODUCTS                                          399,990
                                                                 -------------
   CONTAINERS & PACKAGING 0.1%
   Ball Corp.                                            4,260         153,190
                                                                 -------------
TOTAL CONTAINERS & PACKAGING                                           153,190
                                                                 -------------
   CONSTRUCTION MATERIALS 0.1%
   Vulcan Materials Co.                                    840          54,592
                                                                 -------------
TOTAL CONSTRUCTION MATERIALS                                            54,592
                                                                 -------------
TOTAL MATERIALS                                                      2,612,346
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $82,724,028)                                               90,708,811
                                                                 -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENTS 27.6%
Repurchase Agreement (Note 5)
  2.93% due 07/01/05                             $   9,407,269       9,407,269
  2.90% due 07/01/05                                 8,552,063       8,552,063
  2.85% due 07/01/05                                18,715,266      18,715,266
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $36,674,598)                                               36,674,598
                                                                 -------------

SECURITIES LENDING COLLATERAL 10.2%
Investment in Securities Lending Short Term
Investment Portfolio Held by
    U.S. Bank (Note 8)                              13,482,745      13,482,745
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $13,482,745)                                               13,482,745
                                                                 -------------
TOTAL INVESTMENTS 106.0%
   (Cost $132,881,371)                                           $ 140,866,154
                                                                 =============

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
   NOVA FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                                      (NOTE 1)
------------------------------------------------------------------------------

LIABILITIES IN EXCESS
   OF OTHER ASSETS - (6.0)%                                      $  (7,922,522)
                                                                 =============
NET ASSETS - 100.0%                                              $ 132,943,632

==============================================================================
                                                                    UNREALIZED
                                                                          LOSS
                                                     CONTRACTS        (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2005 S&P 500 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $108,745,000)                                1,820   $  (1,098,525)
                                                                 =============

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

                                              See Notes to Financial Statements.


32 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   URSA FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                          FACE           VALUE
                                                        AMOUNT        (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 17.6%
Federal Farm Credit Bank*
  3.13% due 07/13/05                             $   3,000,000   $   2,996,870
Federal Home Loan Bank*
  3.05% due 07/27/05                                 3,000,000       2,993,392
                                                                 -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $5,990,262)                                                 5,990,262
                                                                 -------------

REPURCHASE AGREEMENTS 79.3%
Repurchase Agreement (Note 5)
  2.93% due 07/01/05                                 6,919,985       6,919,985
  2.90% due 07/01/05                                 6,290,896       6,290,896
  2.85% due 07/01/05                                13,766,945      13,766,945
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $26,977,826)                                               26,977,826
                                                                 -------------
TOTAL INVESTMENTS 96.9%
   (Cost $32,968,088)                                            $  32,968,088
                                                                 =============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 3.1%                                         $   1,066,851
                                                                 =============
NET ASSETS - 100.0%                                              $  34,034,939

==============================================================================
                                                                    UNREALIZED
                                                                          GAIN
                                                     CONTRACTS        (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2005 S&P 500 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $34,356,250)                                   575   $     262,718
                                                                 =============

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   OTC FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 93.8%

INFORMATION TECHNOLOGY 54.0%
   SOFTWARE 16.1%
   Microsoft Corp.                                     231,500   $   5,750,460
   Oracle Corp.*                                       148,240       1,956,768
   Symantec Corp.*+                                     53,340       1,159,611
   Electronic Arts, Inc.*+                              17,490         990,109
   Intuit, Inc.*+                                       20,410         920,695
   Adobe Systems, Inc.+                                 30,030         859,459
   Citrix Systems, Inc.*                                36,880         798,821
   Veritas Software Corp.*                              26,580         648,552
   Autodesk, Inc.                                       17,760         610,411
   Check Point Software Technologies
      Ltd.*+                                            22,700         449,460
   BEA Systems, Inc.*                                   50,960         447,429
   Mercury Interactive Corp.*+                          11,110         426,180
                                                                 -------------
TOTAL SOFTWARE                                                      15,017,955
                                                                 -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 12.9%
   Intel Corp.                                         156,430       4,076,566
   Applied Materials, Inc.+                            102,791       1,663,158
   Lam Research Corp.*+                                 41,250       1,193,775
   Maxim Integrated Products, Inc.                      26,700       1,020,207
   KLA-Tencor Corp.+                                    22,190         969,703
   Marvell Technology Group Ltd.*+                      18,930         720,097
   Linear Technology Corp.+                             18,490         678,398
   Novellus Systems, Inc.*+                             22,780         562,894
   ATI Technologies, Inc.*                              46,460         550,551
   Broadcom Corp. -- Class A*+                          14,950         530,874
   Altera Corp.*                                         5,430         107,623
                                                                 -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                        12,073,846
                                                                 -------------
   COMMUNICATIONS EQUIPMENT 10.6%
   Qualcomm, Inc.                                      135,710       4,479,787
   Cisco Systems, Inc.*                                167,470       3,200,352
   Research In Motion Ltd.*+                            11,870         875,413
   Telefonaktiebolaget LM Ericsson --
      SP ADR*+                                          15,760         503,532
   Comverse Technology, Inc.*+                          13,780         325,897
   Juniper Networks, Inc.*+                             11,230         282,771
   JDS Uniphase Corp.*+                                125,850         191,292
                                                                 -------------
TOTAL COMMUNICATIONS EQUIPMENT                                       9,859,044
                                                                 -------------
   COMPUTERS & PERIPHERALS 8.5%
   Apple Computer, Inc.*                                81,030       2,982,714
   Dell, Inc.*                                          66,790       2,638,873
   Network Appliance, Inc.*+                            30,450         860,821
   Sandisk Corp.*                                       32,960         782,141
   QLogic Corp.*                                        10,170         313,948
   Sun Microsystems, Inc.*                              82,470         307,613
                                                                 -------------
TOTAL COMPUTERS & PERIPHERALS                                        7,886,110
                                                                 -------------
   INTERNET SOFTWARE & SERVICES 2.7%
   Yahoo!, Inc.*+                                       56,020       1,941,093

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   VeriSign, Inc.*+                                     20,580   $     591,881
                                                                 -------------
TOTAL INTERNET SOFTWARE & SERVICES                                   2,532,974
                                                                 -------------
   IT CONSULTING & SERVICES 2.3%
   Fiserv, Inc.*+                                       26,570       1,141,182
   Paychex, Inc.                                        18,810         612,077
   Cognizant Technology Solutions
      Corp.*+                                            8,520         401,548
                                                                 -------------
TOTAL IT CONSULTING & SERVICES                                       2,154,807
                                                                 -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.9%
   Flextronics International Ltd.*                      38,810         512,680
   CDW Corp.+                                            3,600         205,524
   Sanmina-SCI Corp.*                                   24,870         136,039
   Molex, Inc.+                                              5             130
                                                                 -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               854,373
                                                                 -------------
TOTAL INFORMATION TECHNOLOGY                                        50,379,109
                                                                 -------------
CONSUMER DISCRETIONARY 19.2%
   MEDIA 5.8%
   Comcast Corp. -- Class A*+                           73,430       2,254,301
   Liberty Global, Inc. -- Class A*+                    16,210         756,521
   Pixar*+                                              12,020         601,601
   Sirius Satellite Radio, Inc.*+                       89,440         579,571
   NTL, Inc.*+                                           8,220         562,412
   XM Satellite Radio Holdings, Inc.*+                  14,760         496,822
   EchoStar Communications Corp.                         3,880         116,982
                                                                 -------------
TOTAL MEDIA                                                          5,368,210
                                                                 -------------
   INTERNET & CATALOG RETAIL 4.4%
   eBay, Inc.*+                                         72,670       2,398,837
   InterActiveCorp*+                                    47,040       1,131,312
   Amazon.com, Inc.*+                                   17,650         583,862
                                                                 -------------
TOTAL INTERNET & CATALOG RETAIL                                      4,114,011
                                                                 -------------
   SPECIALTY RETAIL 2.7%
   Bed Bath & Beyond, Inc.*                             33,120       1,383,754
   Staples, Inc.                                        41,040         874,973
   Ross Stores, Inc.+                                    7,240         209,308
   Petsmart, Inc.                                        2,830          85,890
                                                                 -------------
TOTAL SPECIALTY RETAIL                                               2,553,925
                                                                 -------------
   HOTELS RESTAURANTS & LEISURE 2.5%
   Starbucks Corp.*+                                    40,910       2,113,410
   Wynn Resorts Ltd.*+                                   5,080         240,132
                                                                 -------------
TOTAL HOTELS RESTAURANTS & LEISURE                                   2,353,542
                                                                 -------------
   MULTILINE RETAIL 2.0%
   Sears Holdings Corp.*+                               11,950       1,790,946
   Dollar Tree Stores, Inc.*                             4,470         107,280
                                                                 -------------
TOTAL MULTILINE RETAIL                                               1,898,226
                                                                 -------------
   COMMERCIAL SERVICES & SUPPLIES 1.4%
   Apollo Group, Inc. -- Class A*+                      11,800         922,996
   Career Education Corp.*+                              8,980         328,758
                                                                 -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 1,251,754
                                                                 -------------

                                              See Notes to Financial Statements.


34 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   OTC FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   HOUSEHOLD DURABLES 0.4%
   Garmin Ltd.+                                          7,670   $     327,893
                                                                 -------------
TOTAL HOUSEHOLD DURABLES                                               327,893
                                                                 -------------
TOTAL CONSUMER DISCRETIONARY                                        17,867,561
                                                                 -------------
HEALTH CARE 11.7%
   BIOTECHNOLOGY 8.2%
   Amgen, Inc.*                                         59,010       3,567,744
   Genzyme Corp.*                                       19,660       1,181,369
   Gilead Sciences, Inc.*+                              24,690       1,086,113
   Biogen Idec, Inc.*                                   26,640         917,748
   Chiron Corp.*+                                       15,940         556,147
   Invitrogen Corp.*+                                    4,400         366,476
                                                                 -------------
TOTAL BIOTECHNOLOGY                                                  7,675,597
                                                                 -------------
   HEALTH CARE PROVIDERS & SERVICES 1.2%
   Express Scripts, Inc.*+                               9,920         495,802
   Patterson Cos., Inc.*+                                9,800         441,784
   Lincare Holdings, Inc.*                               5,380         219,719
                                                                 -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               1,157,305
                                                                 -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.2%
   Biomet, Inc.+                                        22,670         785,289
   DENTSPLY International, Inc.                          5,640         304,560
                                                                 -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               1,089,849
                                                                 -------------
   PHARMACEUTICALS 1.1%
   Teva Pharmaceutical Industries Ltd. --
      SP ADR+                                           31,680         986,515
                                                                 -------------
TOTAL PHARMACEUTICALS                                                  986,515
                                                                 -------------
TOTAL HEALTH CARE                                                   10,909,266
                                                                 -------------
TELECOMMUNICATION SERVICES 4.1%
   WIRELESS TELECOMMUNICATION SERVICES 3.3%
   Nextel Communications, Inc. --
      Class A*                                          95,600       3,088,836
                                                                 -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                            3,088,836
                                                                 -------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.8%
   MCI, Inc.+                                           23,570         605,985
   Level 3 Communications, Inc.*+                       52,170         105,905
                                                                 -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           711,890
                                                                 -------------
TOTAL TELECOMMUNICATION SERVICES                                     3,800,726
                                                                 -------------
INDUSTRIALS 2.9%
   MACHINERY 0.9%
   Paccar, Inc.                                         12,930         879,240
                                                                 -------------
TOTAL MACHINERY                                                        879,240
                                                                 -------------
   AIR FREIGHT & COURIERS 0.7%
   Expeditors International Washington,
      Inc.+                                              7,378         367,498
   C.H. Robinson Worldwide, Inc.+                        5,520         321,264
                                                                 -------------
TOTAL AIR FREIGHT & COURIERS                                           688,762
                                                                 -------------
   COMMERCIAL SERVICES & SUPPLIES 0.6%
   Cintas Corp.+                                        13,750         530,750
                                                                 -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   530,750
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   TRADING COMPANIES & DISTRIBUTORS 0.4%
   Fastenal Co.+                                         5,770   $     353,470
                                                                 -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 353,470
                                                                 -------------
   ELECTRICAL EQUIPMENT 0.3%
   American Power Conversion Corp.                      12,140         286,383
                                                                 -------------
TOTAL ELECTRICAL EQUIPMENT                                             286,383
                                                                 -------------
TOTAL INDUSTRIALS                                                    2,738,605
                                                                 -------------
CONSUMER STAPLES 1.4%
   FOOD & DRUG RETAILING 1.4%
   Costco Wholesale Corp.+                              19,410         869,956
   Whole Foods Market, Inc.+                             3,920         463,736
                                                                 -------------
TOTAL FOOD & DRUG RETAILING                                          1,333,692
                                                                 -------------
TOTAL CONSUMER STAPLES                                               1,333,692
                                                                 -------------
MATERIALS 0.5%
   CHEMICALS 0.3%
   Sigma-Aldrich Corp.                                   4,110         230,324
                                                                 -------------
TOTAL CHEMICALS                                                        230,324
                                                                 -------------
   CONTAINERS & PACKAGING 0.2%
   Smurfit-Stone Container Corp.*+                      21,440         218,045
                                                                 -------------
TOTAL CONTAINERS & PACKAGING                                           218,045
                                                                 -------------
TOTAL MATERIALS                                                        448,369
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $58,136,542)                                               87,477,328
                                                                 -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
FEDERAL AGENCY DISCOUNT NOTES 3.2%
Federal Home Loan Bank
  3.05% due 07/27/05                             $   3,000,000       2,993,392
                                                                 -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $2,993,392)                                                 2,993,392
                                                                 -------------

REPURCHASE AGREEMENTS 3.8%
Repurchase Agreement (Note 5)
  2.93% due 07/01/05                                   916,227         916,227
  2.90% due 07/01/05                                   832,933         832,933
  2.85% due 07/01/05                                 1,822,785       1,822,785
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $3,571,945)                                                 3,571,945
                                                                 -------------

SECURITIES LENDING COLLATERAL 19.8%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                              18,457,213      18,457,213
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $18,457,213)                                               18,457,213
                                                                 -------------
TOTAL INVESTMENTS 120.6%
   (Cost $83,159,092)                                            $ 112,499,878
                                                                 =============

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
   OTC FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                                      (NOTE 1)
------------------------------------------------------------------------------

LIABILITIES IN EXCESS
   OF OTHER ASSETS - (20.6)%                                     $ (19,204,004)
                                                                 =============

NET ASSETS - 100.0%                                              $  93,295,874

==============================================================================
                                                                    UNREALIZED
                                                                          LOSS
                                                     CONTRACTS        (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2005  Nasdaq 100 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $6,160,250)                                    205   $    (136,097)
                                                                 =============

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

ADR--AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


36 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   ARKTOS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                          FACE           VALUE
                                                        AMOUNT        (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 14.0%
Federal Farm Credit Bank*
  3.13% due 07/13/05                             $   2,000,000   $   1,997,913
Federal Home Loan Bank*
  3.05% due 07/27/05                                 3,000,000       2,993,392
                                                                 -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $4,991,305)                                                 4,991,305
                                                                 -------------

REPURCHASE AGREEMENTS 76.7%
Repurchase Agreement (Note 5)
  2.93% due 07/01/05                                 6,307,629       6,307,629
  2.90% due 07/01/05                                 5,734,208       5,734,208
  2.85% due 07/01/05+                               15,358,468      15,358,468
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $27,400,305)                                               27,400,305
                                                                 -------------
TOTAL INVESTMENTS 90.7%
   (Cost $32,391,610)                                            $  32,391,610
                                                                 =============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 9.3%                                         $   3,340,529
                                                                 =============
NET ASSETS - 100.0%                                              $  35,732,139

==============================================================================
                                                                    UNREALIZED
                                                                          GAIN
                                                     CONTRACTS        (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
September 2005 Nasdaq 100 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $8,113,500)                                    270   $     132,182
                                                                 =============

                                                         UNITS
                                                 -------------
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
September 2005 Nasdaq 100 Index
  Swap, Maturing 09/14/05**
  (Notional Market Value
  $27,491,105)                                          18,407   $     570,419
                                                                 =============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2005.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 87.6%

FINANCIALS 17.8%
   BANKS 5.1%
   Bank of America Corp.                                 7,816   $     356,488
   Wells Fargo & Co.                                     3,280         201,982
   Wachovia Corp.                                        3,075         152,520
   U.S. Bancorp                                          3,560         103,952
   SunTrust Banks, Inc.                                    660          47,678
   BB&T Corp.+                                           1,060          42,368
   Fifth Third Bancorp+                                  1,010          41,622
   National City Corp.                                   1,160          39,579
   Regions Financial Corp.+                                900          30,492
   PNC Financial Services Group, Inc.                      550          29,953
   North Fork Bancorporation, Inc.                         935          26,264
   KeyCorp+                                                790          26,189
   M&T Bank Corp.                                          190          19,980
   Comerica, Inc.+                                         330          19,074
   Marshall & Ilsley Corp.+                                410          18,225
   AmSouth Bancorp+                                        690          17,940
   Synovus Financial Corp.                                 610          17,489
   Zions Bancorporation                                    170          12,500
   Huntington Bancshares, Inc.+                            450          10,863
   Compass Bancshares, Inc.+                               240          10,800
   First Horizon National Corp.+                           240          10,128
                                                                 -------------
TOTAL BANKS                                                          1,236,086
                                                                 -------------
   INSURANCE 3.9%
   American International Group, Inc.                    5,050         293,405
   Allstate Corp.                                        1,300          77,675
   Prudential Financial, Inc.+                           1,020          66,973
   MetLife, Inc.                                         1,430          64,264
   St. Paul Travelers Cos., Inc.                         1,310          51,784
   Hartford Financial Services Group, Inc.                 580          43,373
   AFLAC, Inc.                                             980          42,414
   Progressive Corp.+                                      390          38,536
   Chubb Corp.                                             380          32,532
   Marsh & McLennan Cos., Inc.+                          1,040          28,808
   ACE Ltd.                                                564          25,295
   Loews Corp.                                             310          24,025
   XL Capital Ltd.                                         270          20,093
   Lincoln National Corp.                                  340          15,953
   Aon Corp.+                                              620          15,525
   MBIA, Inc.                                              260          15,421
   Ambac Financial Group, Inc.                             210          14,650
   SAFECO Corp.                                            250          13,585
   Jefferson-Pilot Corp.                                   260          13,109
   Cincinnati Financial Corp.+                             316          12,501
   UnumProvident Corp.+                                    580          10,626
   Torchmark Corp.                                         200          10,440
                                                                 -------------
TOTAL INSURANCE                                                        930,987
                                                                 -------------
   DIVERSIFIED FINANCIALS 3.2%
   Citigroup, Inc.                                      10,120         467,847
   J.P. Morgan Chase & Co.                               6,840         241,589

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Moody's Corp.+                                          540   $      24,278
   Principal Financial Group, Inc.                         570          23,883
   CIT Group, Inc.                                         410          17,618
                                                                 -------------
TOTAL DIVERSIFIED FINANCIALS                                           775,215
                                                                 -------------
   CAPITAL MARKETS 2.4%
   Morgan Stanley                                        2,130         111,761
   Merrill Lynch & Co., Inc.                             1,841         101,273
   Goldman Sachs Group, Inc.+                              860          87,737
   Lehman Brothers Holdings, Inc.+                         540          53,611
   Bank of New York Co., Inc.                            1,510          43,458
   State Street Corp.                                      640          30,880
   Franklin Resources, Inc.                                390          30,022
   Charles Schwab Corp.                                  2,220          25,041
   Mellon Financial Corp.                                  820          23,526
   Bear Stearns Cos., Inc.+                                220          22,867
   Northern Trust Corp.                                    400          18,236
   T. Rowe Price Group, Inc.                               240          15,024
   E*Trade Financial Corp.*                                720          10,073
   Janus Capital Group, Inc.+                              440           6,618
   Federated Investors, Inc. -- Class B                    180           5,402
                                                                 -------------
TOTAL CAPITAL MARKETS                                                  585,529
                                                                 -------------
   THRIFTS & MORTGAGE FINANCE 1.6%
   Fannie Mae                                            1,880         109,792
   Freddie Mac+                                          1,340          87,408
   Washington Mutual, Inc.+                              1,710          69,580
   Countrywide Financial Corp.                           1,140          44,016
   Golden West Financial Corp.                             550          35,409
   Sovereign Bancorp, Inc.+                                710          15,861
   MGIC Investment Corp.+                                  180          11,740
                                                                 -------------
TOTAL THRIFTS & MORTGAGE FINANCE                                       373,806
                                                                 -------------
   CONSUMER FINANCE 1.1%
   American Express Co.                                  2,280         121,365
   MBNA Corp.                                            2,470          64,615
   SLM Corp.+                                              820          41,656
   Capital One Financial Corp.+                            490          39,205
   Providian Financial Corp.*+                             570          10,049
                                                                 -------------
TOTAL CONSUMER FINANCE                                                 276,890
                                                                 -------------
   REAL ESTATE 0.5%
   Simon Property Group, Inc.+                             430          31,171
   Equity Office Properties Trust                          790          26,149
   Equity Residential                                      560          20,619
   Archstone-Smith Trust+                                  390          15,062
   ProLogis                                                360          14,486
   Plum Creek Timber Co., Inc. (REIT)+                     360          13,068
   Apartment Investment & Management
      Co. -- Class A                                       190           7,775
                                                                 -------------
TOTAL REAL ESTATE                                                      128,330
                                                                 -------------
TOTAL FINANCIALS                                                     4,306,843
                                                                 -------------
INFORMATION TECHNOLOGY 13.3%
   SOFTWARE 3.4%
   Microsoft Corp.                                      19,540         485,374

                                              See Notes to Financial Statements.


38 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Oracle Corp.*                                         8,600   $     113,520
   Electronic Arts, Inc.*+                                 600          33,966
   Symantec Corp.*+                                      1,380          30,001
   Computer Associates International,
      Inc.+                                              1,040          28,579
   Adobe Systems, Inc.+                                    950          27,189
   Veritas Software Corp.*                                 830          20,252
   Intuit, Inc.*                                           360          16,240
   Autodesk, Inc.                                          440          15,123
   Siebel Systems, Inc.+                                 1,000           8,900
   BMC Software, Inc.*                                     430           7,719
   Citrix Systems, Inc.*                                   330           7,148
   Mercury Interactive Corp.*+                             170           6,521
   Compuware Corp.*                                        760           5,464
   Novell, Inc.*+                                          740           4,588
   Parametric Technology Corp.*                            530           3,381
                                                                 -------------
TOTAL SOFTWARE                                                         813,965
                                                                 -------------
   COMPUTERS & PERIPHERALS 3.1%
   International Business Machines Corp.                 3,140         232,988
   Dell, Inc.*                                           4,710         186,092
   Hewlett-Packard Co.                                   5,610         131,891
   EMC Corp./MA*                                         4,670          64,026
   Apple Computer, Inc.*                                 1,600          58,896
   Sun Microsystems, Inc.*                               6,619          24,689
   Network Appliance, Inc.*+                               710          20,072
   Lexmark International, Inc.*+                           250          16,207
   NCR Corp.*                                              358          12,573
   QLogic Corp.*                                           180           5,557
   Gateway, Inc.*+                                         580           1,914
                                                                 -------------
TOTAL COMPUTERS & PERIPHERALS                                          754,905
                                                                 -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.8%
   Intel Corp.                                          12,010         312,981
   Texas Instruments, Inc.                               3,230          90,666
   Applied Materials, Inc.+                              3,200          51,776
   Analog Devices, Inc.+                                   720          26,863
   Maxim Integrated Products, Inc.+                        640          24,454
   Linear Technology Corp.+                                600          22,014
   Broadcom Corp. -- Class A*+                             570          20,241
   Xilinx, Inc.+                                           680          17,340
   KLA-Tencor Corp.+                                       380          16,606
   Freescale Semiconductor,
      Inc. -- Class B*                                     780          16,520
   National Semiconductor Corp.                            680          14,980
   Altera Corp.*+                                          720          14,270
   Advanced Micro Devices, Inc.*+                          770          13,352
   Micron Technology, Inc.*                              1,200          12,252
   Nvidia Corp.*                                           330           8,818
   Novellus Systems, Inc.*                                 270           6,672
   LSI Logic Corp.*                                        750           6,367
   Teradyne, Inc.*+                                        380           4,549
   PMC - Sierra, Inc.*+                                    350           3,266
   Applied Micro Circuits Corp.*                           600           1,536
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
--------------------------------------------------------------------------------

TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                       $     685,523
                                                                 -------------
   COMMUNICATIONS EQUIPMENT 2.3%
   Cisco Systems, Inc.*                                 12,430         237,537
   Qualcomm, Inc.                                        3,180         104,972
   Motorola, Inc.                                        4,771          87,118
   Corning, Inc.*+                                       2,820          46,868
   Lucent Technologies, Inc.*+                           8,619          25,081
   Scientific-Atlanta, Inc.+                               300           9,981
   Comverse Technology, Inc.*                              390           9,224
   Avaya, Inc.*                                            930           7,738
   Tellabs, Inc.*+                                         870           7,569
   ADC Telecommunications, Inc.*+                          228           4,964
   JDS Uniphase Corp.*+                                  2,820           4,286
   Andrew Corp.*+                                          320           4,083
   CIENA Corp.*                                          1,120           2,341
                                                                 -------------
TOTAL COMMUNICATIONS EQUIPMENT                                         551,762
                                                                 -------------
   IT CONSULTING & SERVICES 0.9%
   First Data Corp.                                      1,510          60,611
   Automatic Data Processing, Inc.                       1,130          47,426
   Paychex, Inc.                                           690          22,453
   SunGard Data Systems, Inc.*                             560          19,695
   Electronic Data Systems Corp.+                        1,010          19,442
   Fiserv, Inc.*+                                          370          15,892
   Computer Sciences Corp.*                                360          15,732
   Affiliated Computer Services,
      Inc. -- Class A*+                                    250          12,775
   Sabre Holdings Corp.+                                   260           5,187
   Unisys Corp.*                                           660           4,178
   Convergys Corp.*+                                       280           3,982
                                                                 -------------
TOTAL IT CONSULTING & SERVICES                                         227,373
                                                                 -------------
   INTERNET SOFTWARE & SERVICES 0.4%
   Yahoo!, Inc.*+                                        2,550          88,357
                                                                 -------------
TOTAL INTERNET SOFTWARE & SERVICES                                      88,357
                                                                 -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
   Agilent Technologies, Inc.*                             840          19,337
   Jabil Circuit, Inc.*+                                   360          11,063
   Molex, Inc.+                                            330           8,593
   Solectron Corp.*                                      1,890           7,163
   Sanmina-SCI Corp.*                                    1,020           5,579
   Symbol Technologies, Inc.                               470           4,639
   Tektronix, Inc.                                         170           3,956
                                                                 -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                60,330
                                                                 -------------
   OFFICE ELECTRONICS 0.1%
   Xerox Corp.*                                          1,860          25,649
                                                                 -------------
TOTAL OFFICE ELECTRONICS                                                25,649
                                                                 -------------
TOTAL INFORMATION TECHNOLOGY                                         3,207,864
                                                                 -------------
HEALTH CARE 11.7%
   PHARMACEUTICALS 6.3%
   Pfizer, Inc.                                         14,460         398,807

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Johnson & Johnson, Inc.+                              5,784   $     375,960
   Abbott Laboratories                                   3,020         148,010
   Merck & Co., Inc.                                     4,290         132,132
   Eli Lilly & Co.                                       2,200         122,562
   Wyeth                                                 2,600         115,700
   Bristol-Myers Squibb Co.+                             3,801          94,949
   Schering-Plough Corp.                                 2,870          54,702
   Forest Laboratories, Inc.*+                             660          25,641
   Allergan, Inc.+                                         250          21,310
   Mylan Laboratories, Inc.                                520          10,005
   Watson Pharmaceuticals, Inc.*                           210           6,208
   King Pharmaceuticals, Inc.*                             470           4,897
                                                                 -------------
TOTAL PHARMACEUTICALS                                                1,510,883
                                                                 -------------
   HEALTH CARE PROVIDERS & SERVICES 2.4%
   UnitedHealth Group, Inc.+                             2,460         128,265
   WellPoint, Inc.*                                      1,190          82,872
   Cardinal Health, Inc.+                                  830          47,791
   HCA, Inc.+                                              820          46,469
   Aetna, Inc.                                             560          46,379
   Caremark Rx, Inc.*                                      880          39,178
   Medco Health Solutions, Inc.*+                          540          28,814
   CIGNA Corp.                                             250          26,758
   McKesson Corp.                                          570          25,530
   Quest Diagnostics, Inc.+                                350          18,645
   AmerisourceBergen Corp.                                 210          14,522
   Express Scripts, Inc.*+                                 290          14,494
   Laboratory Corporation of America
      Holdings*                                            260          12,974
   Health Management Associates,
      Inc. -- Class A+                                     480          12,566
   Humana, Inc.*+                                          310          12,319
   Tenet Healthcare Corp.*+                                910          11,138
   IMS Health, Inc.                                        440          10,899
   Manor Care, Inc.+                                       170           6,754
                                                                 -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 586,367
                                                                 -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.9%
   Medtronic, Inc.                                       2,350         121,706
   Baxter International, Inc.                            1,207          44,780
   Guidant Corp.                                           630          42,399
   Boston Scientific Corp.*                              1,460          39,420
   Zimmer Holdings, Inc.*+                                 480          36,561
   Stryker Corp.+                                          730          34,719
   St. Jude Medical, Inc.*                                 700          30,527
   Becton, Dickinson & Co.                                 490          25,710
   Biomet, Inc.                                            490          16,974
   Fisher Scientific International, Inc.*                  230          14,927
   C.R. Bard, Inc.                                         200          13,302
   Hospira, Inc.*                                          310          12,090
   Waters Corp.*                                           230           8,549
   Thermo Electron Corp.*                                  310           8,330
   Bausch & Lomb, Inc.+                                    100           8,300
   Millipore Corp.*                                        100           5,673

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   PerkinElmer, Inc.                                       250   $       4,725
                                                                 -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 468,692
                                                                 -------------
   BIOTECHNOLOGY 1.1%
   Amgen, Inc.*                                          2,410         145,709
   Gilead Sciences, Inc.*+                                 880          38,711
   Genzyme Corp.*                                          490          29,444
   Biogen Idec, Inc.*                                      670          23,081
   Medimmune, Inc.*+                                       480          12,826
   Chiron Corp.*+                                          290          10,118
   Applera Corp. - Applied Biosystems
      Group                                                380           7,475
                                                                 -------------
TOTAL BIOTECHNOLOGY                                                    267,364
                                                                 -------------
TOTAL HEALTH CARE                                                    2,833,306
                                                                 -------------
CONSUMER DISCRETIONARY 10.0%
   MEDIA 3.2%
   Time Warner, Inc.*                                    9,111         152,245
   Comcast Corp. -- Class A*+                            4,290         131,703
   Viacom, Inc. -- Class B                               3,140         100,543
   Walt Disney Co.                                       3,970          99,965
   News Corp. -- Class A+                                5,610          90,770
   Gannett Co., Inc.+                                      480          34,142
   McGraw-Hill Cos., Inc.                                  730          32,302
   Clear Channel Communications, Inc.+                     990          30,621
   Omnicom Group+                                          360          28,750
   Tribune Co.+                                            580          20,404
   Univision Communications,
      Inc. -- Class A*+                                    570          15,703
   Interpublic Group of Cos., Inc.*+                       820           9,988
   New York Times Co. -- Class A                           280           8,722
   Knight-Ridder, Inc.                                     140           8,588
   Dow Jones & Co., Inc.+                                  140           4,963
   Meredith Corp.                                           90           4,415
                                                                 -------------
TOTAL MEDIA                                                            773,824
                                                                 -------------
   SPECIALTY RETAIL 2.0%
   Home Depot, Inc.                                      4,170         162,213
   Lowe's Cos., Inc.+                                    1,500          87,330
   Best Buy Co., Inc.+                                     580          39,759
   Staples, Inc.                                         1,430          30,487
   The Gap, Inc.                                         1,470          29,032
   Bed Bath & Beyond, Inc.*                                570          23,815
   TJX Cos., Inc.+                                         920          22,402
   Limited Brands, Inc.                                    740          15,851
   Office Depot, Inc.*                                     610          13,932
   AutoZone, Inc.*+                                        130          12,020
   Toys 'R' Us, Inc.*+                                     430          11,386
   Sherwin-Williams Co.                                    240          11,302
   Tiffany & Co.+                                          280           9,173
   AutoNation, Inc.*+                                      430           8,824
   RadioShack Corp.                                        300           6,951
   Circuit City Stores, Inc.                               370           6,397
   OfficeMax, Inc.                                         140           4,168
                                                                 -------------

                                              See Notes to Financial Statements.


40 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

TOTAL SPECIALTY RETAIL                                           $     495,042
                                                                 -------------
   HOTELS RESTAURANTS & LEISURE 1.3%
   McDonald's Corp.                                      2,470          68,542
   Carnival Corp.+                                       1,020          55,641
   Starbucks Corp.*                                        760          39,262
   Yum! Brands, Inc.+                                      560          29,165
   Marriott International, Inc. -- Class A                 390          26,606
   Harrah's Entertainment, Inc.                            350          25,224
   Starwood Hotels & Resorts Worldwide,
      Inc.+                                                420          24,599
   International Game Technology, Inc.+                    670          18,861
   Hilton Hotels Corp.                                     740          17,649
   Wendy's International, Inc.                             220          10,483
   Darden Restaurants, Inc.                                280           9,234
                                                                 -------------
TOTAL HOTELS RESTAURANTS & LEISURE                                     325,266
                                                                 -------------
   MULTILINE RETAIL 1.1%
   Target Corp.                                          1,720          93,585
   Kohl's Corp.*                                           630          35,223
   Sears Holdings Corp.*+                                  192          28,775
   JC Penney Holding Co., Inc.+                            510          26,816
   Federated Department Stores, Inc.+                      330          24,182
   May Department Stores Co.                               580          23,293
   Nordstrom, Inc.                                         240          16,313
   Dollar General Corp.+                                   590          12,012
   Family Dollar Stores, Inc.                              320           8,352
   Dillard's, Inc. -- Class A                              140           3,279
   Big Lots, Inc.*+                                        220           2,913
                                                                 -------------
TOTAL MULTILINE RETAIL                                                 274,743
                                                                 -------------
   HOUSEHOLD DURABLES 0.6%
   Fortune Brands, Inc.                                    280          24,864
   Pulte Homes, Inc.+                                      230          19,377
   Centex Corp.                                            250          17,667
   Black & Decker Corp.+                                   160          14,376
   Newell Rubbermaid, Inc.                                 540          12,874
   KB Home+                                                160          12,197
   Leggett & Platt, Inc.                                   370           9,835
   Whirlpool Corp.+                                        130           9,114
   Stanley Works                                           150           6,831
   Snap-On, Inc.                                           110           3,773
   Maytag Corp.+                                           160           2,506
                                                                 -------------
TOTAL HOUSEHOLD DURABLES                                               133,414
                                                                 -------------
   AUTOMOBILES 0.4%
   General Motors Corp.+                                 1,100          37,400
   Ford Motor Co.+                                       3,584          36,700
   Harley-Davidson, Inc.+                                  550          27,280
                                                                 -------------
TOTAL AUTOMOBILES                                                      101,380
                                                                 -------------
   TEXTILES & APPAREL 0.4%
   Nike, Inc. -- Class B                                   440          38,104
   Coach, Inc.*                                            730          24,506
   VF Corp.                                                190          10,872
   Liz Claiborne, Inc.                                     210           8,350

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Jones Apparel Group, Inc.                               230   $       7,139
   Reebok International Ltd.+                              110           4,601
                                                                 -------------
TOTAL TEXTILES & APPAREL                                                93,572
                                                                 -------------
   INTERNET & CATALOG RETAIL 0.3%
   eBay, Inc.*+                                          2,360          77,904
                                                                 -------------
TOTAL INTERNET & CATALOG RETAIL                                         77,904
                                                                 -------------
   LEISURE EQUIPMENT & PRODUCTS 0.2%
   Eastman Kodak Co.+                                      560          15,036
   Mattel, Inc.+                                           800          14,640
   Brunswick Corp.                                         190           8,231
   Hasbro, Inc.                                            330           6,861
                                                                 -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      44,768
                                                                 -------------
   COMMERCIAL SERVICES & SUPPLIES 0.2%
   Apollo Group, Inc. -- Class A*+                         320          25,030
   H&R Block, Inc.+                                        320          18,672
                                                                 -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    43,702
                                                                 -------------
   AUTO COMPONENTS 0.2%
   Johnson Controls, Inc.                                  370          20,842
   Delphi Corp.+                                         1,090           5,068
   Goodyear Tire & Rubber Co.*+                            340           5,066
   Dana Corp.                                              290           4,353
   Cooper Tire & Rubber Co.+                               120           2,228
   Visteon Corp.                                           250           1,508
                                                                 -------------
TOTAL AUTO COMPONENTS                                                   39,065
                                                                 -------------
   DISTRIBUTORS 0.1%
   Genuine Parts Co.                                       340          13,971
                                                                 -------------
TOTAL DISTRIBUTORS                                                      13,971
                                                                 -------------
TOTAL CONSUMER DISCRETIONARY                                         2,416,651
                                                                 -------------
INDUSTRIALS 9.8%
   INDUSTRIAL CONGLOMERATES 4.0%
   General Electric Co.                                 20,630         714,830
   Tyco International Ltd.+                              3,935         114,902
   3M Co.+                                               1,500         108,450
   Textron, Inc.                                           260          19,721
                                                                 -------------
TOTAL INDUSTRIAL CONGLOMERATES                                         957,903
                                                                 -------------
   AEROSPACE & DEFENSE 2.0%
   Boeing Co.                                            1,610         106,260
   United Technologies Corp.                             1,990         102,186
   Honeywell International, Inc.+                        1,660          60,806
   Lockheed Martin Corp.                                   790          51,247
   General Dynamics Corp.                                  390          42,721
   Northrop Grumman Corp.                                  700          38,675
   Raytheon Co.                                            880          34,426
   L-3 Communications Holdings, Inc.+                      230          17,613
   Rockwell Collins, Inc.                                  350          16,688
   Goodrich Corp.                                          230           9,421
                                                                 -------------
TOTAL AEROSPACE & DEFENSE                                              480,043
                                                                 -------------
   MACHINERY 1.2%
   Caterpillar, Inc.                                       660          62,905
   Illinois Tool Works, Inc.                               530          42,230

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Deere & Co.+                                            480   $      31,435
   Danaher Corp.+                                          540          28,264
   Ingersoll-Rand Co. -- Class A                           330          23,546
   Paccar, Inc.                                            340          23,120
   ITT Industries, Inc.                                    180          17,573
   Eaton Corp.                                             290          17,371
   Dover Corp.                                             400          14,552
   Parker Hannifin Corp.                                   230          14,262
   Pall Corp.+                                             240           7,286
   Cummins, Inc.+                                           80           5,969
   Navistar International Corp.*                           130           4,160
                                                                 -------------
TOTAL MACHINERY                                                        292,673
                                                                 -------------
   AIR FREIGHT & COURIERS 0.8%
   United Parcel Service, Inc. -- Class B+               2,170         150,077
   FedEx Corp.                                             590          47,796
   Ryder System, Inc.                                      130           4,758
                                                                 -------------
TOTAL AIR FREIGHT & COURIERS                                           202,631
                                                                 -------------
   COMMERCIAL SERVICES & SUPPLIES 0.7%
   Cendant Corp.                                         2,050          45,858
   Waste Management, Inc.                                1,100          31,174
   Pitney Bowes, Inc.                                      450          19,598
   RR Donnelley & Sons Co.                                 410          14,149
   Cintas Corp.                                            290          11,194
   Avery Dennison Corp.+                                   200          10,592
   Equifax, Inc.                                           250           8,928
   Robert Half International, Inc.                         310           7,741
   Monster Worldwide, Inc.*+                               240           6,883
   Allied Waste Industries, Inc.*                          530           4,203
                                                                 -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   160,320
                                                                 -------------
   ROAD & RAIL 0.4%
   Burlington Northern Santa Fe Corp.                      730          34,369
   Union Pacific Corp.                                     510          33,048
   Norfolk Southern Corp.                                  790          24,458
   CSX Corp.                                               420          17,917
                                                                 -------------
TOTAL ROAD & RAIL                                                      109,792
                                                                 -------------
   ELECTRICAL EQUIPMENT 0.4%
   Emerson Electric Co.                                    810          50,730
   Rockwell Automation, Inc.                               340          16,561
   Cooper Industries Ltd. -- Class A                       180          11,502
   American Power Conversion Corp.                         350           8,257
                                                                 -------------
TOTAL ELECTRICAL EQUIPMENT                                              87,050
                                                                 -------------
   BUILDING PRODUCTS 0.2%
   Masco Corp.                                             840          26,678
   American Standard Cos., Inc.                            350          14,672
                                                                 -------------
TOTAL BUILDING PRODUCTS                                                 41,350
                                                                 -------------
   AIRLINES 0.1%
   Southwest Airlines Co.+                               1,430          19,920
   Delta Air Lines, Inc.*+                                 280           1,053
                                                                 -------------
TOTAL AIRLINES                                                          20,973
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   CONSTRUCTION & ENGINEERING 0.0%
   Fluor Corp.                                             170   $       9,790
                                                                 -------------
TOTAL CONSTRUCTION & ENGINEERING                                         9,790
                                                                 -------------
   TRADING COMPANIES & DISTRIBUTORS 0.0%
   W.W. Grainger, Inc.                                     160           8,766
                                                                 -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                   8,766
                                                                 -------------
TOTAL INDUSTRIALS                                                    2,371,291
                                                                 -------------
CONSUMER STAPLES 8.9%
   FOOD & DRUG RETAILING 2.5%
   Wal-Mart Stores, Inc.                                 6,510         313,782
   Walgreen Co.                                          1,990          91,520
   CVS Corp.+                                            1,580          45,930
   Sysco Corp.+                                          1,230          44,514
   Costco Wholesale Corp.+                                 930          41,682
   Kroger Co.*+                                          1,420          27,023
   Safeway, Inc.                                           870          19,653
   Albertson's, Inc.+                                      716          14,807
   Supervalu, Inc.+                                        260           8,479
                                                                 -------------
TOTAL FOOD & DRUG RETAILING                                            607,390
                                                                 -------------
   BEVERAGES 2.0%
   Coca-Cola Co.                                         4,400         183,700
   PepsiCo, Inc.                                         3,260         175,811
   Anheuser-Busch Cos., Inc.                             1,508          68,991
   Coca-Cola Enterprises, Inc.                             690          15,187
   Brown-Forman Corp. -- Class B                           180          10,883
   Pepsi Bottling Group, Inc.+                             380          10,872
   Molson Coors Brewing Co. -- Class B                     150           9,300
                                                                 -------------
TOTAL BEVERAGES                                                        474,744
                                                                 -------------
   HOUSEHOLD PRODUCTS 1.6%
   Procter & Gamble Co.+                                 4,810         253,728
   Kimberly-Clark Corp.                                    930          58,209
   Colgate-Palmolive Co.                                 1,020          50,908
   Clorox Co.                                              300          16,716
                                                                 -------------
TOTAL HOUSEHOLD PRODUCTS                                               379,561
                                                                 -------------
   TOBACCO 1.2%
   Altria Group, Inc.                                    4,029         260,515
   Reynolds American, Inc.+                                230          18,124
   UST, Inc.+                                              320          14,611
                                                                 -------------
TOTAL TOBACCO                                                          293,250
                                                                 -------------
   FOOD PRODUCTS 1.0%
   General Mills, Inc.+                                    720          33,689
   Sara Lee Corp.                                        1,530          30,309
   Kellogg Co.                                             680          30,219
   WM Wrigley Jr Co.                                       380          26,159
   Hershey Co.+                                            420          26,082
   Archer-Daniels-Midland Co.                            1,210          25,870
   H.J. Heinz Co.                                          680          24,086
   ConAgra Foods, Inc.+                                  1,007          23,322
   Campbell Soup Co.                                       630          19,385
   McCormick & Co., Inc.                                   260           8,497
                                                                 -------------

                                              See Notes to Financial Statements.


42 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

TOTAL FOOD PRODUCTS                                              $     247,618
                                                                 -------------
   PERSONAL PRODUCTS 0.6%
   Gillette Co.                                          1,944          98,425
   Avon Products, Inc.                                     920          34,822
   Alberto-Culver Co. -- Class B                           175           7,583
                                                                 -------------
TOTAL PERSONAL PRODUCTS                                                140,830
                                                                 -------------
TOTAL CONSUMER STAPLES                                               2,143,393
                                                                 -------------
ENERGY 7.7%
   OIL & GAS 6.6%
   Exxon Mobil Corp.                                    12,380         711,479
   Chevron Corp.+                                        4,080         228,154
   ConocoPhillips                                        2,708         155,683
   Occidental Petroleum Corp.+                             770          59,236
   Devon Energy Corp.+                                     920          46,626
   Burlington Resources, Inc.                              750          41,430
   Apache Corp.                                            640          41,344
   Valero Energy Corp.+                                    500          39,555
   Anadarko Petroleum Corp.                                460          37,789
   Marathon Oil Corp.+                                     680          36,292
   Unocal Corp.                                            530          34,476
   EOG Resources, Inc.                                     470          26,696
   XTO Energy, Inc.+                                       703          23,895
   Williams Cos., Inc.+                                  1,110          21,090
   Amerada Hess Corp.                                      170          18,107
   Kerr-McGee Corp.                                        230          17,551
   Kinder Morgan, Inc.+                                    210          17,472
   Sunoco, Inc.+                                           130          14,778
   El Paso Corp.                                         1,250          14,400
   Ashland, Inc.+                                          135           9,702
                                                                 -------------
TOTAL OIL & GAS                                                      1,595,755
                                                                 -------------
   ENERGY EQUIPMENT & SERVICES 1.1%
   Schlumberger Ltd.+                                    1,150          87,331
   Halliburton Co.+                                        980          46,863
   Transocean, Inc.*+                                      630          34,001
   Baker Hughes, Inc.                                      660          33,766
   Nabors Industries Ltd.*+                                290          17,580
   BJ Services Co.+                                        310          16,269
   Noble Corp.+                                            260          15,993
   National-Oilwell Varco, Inc.*                           330          15,688
   Rowan Cos., Inc.+                                       210           6,239
                                                                 -------------
TOTAL ENERGY EQUIPMENT & SERVICES                                      273,730
                                                                 -------------
TOTAL ENERGY                                                         1,869,485
                                                                 -------------
UTILITIES 3.0%
   ELECTRIC UTILITIES 2.1%
   Exelon Corp.+                                         1,300          66,729
   Southern Co.+                                         1,450          50,271
   TXU Corp.                                               470          39,052
   FPL Group, Inc.+                                        760          31,966
   Entergy Corp.                                           410          30,975
   FirstEnergy Corp.                                       640          30,790

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   American Electric Power Co., Inc.+                      750   $      27,652
   PG&E Corp.+                                             720          27,029
   Edison International+                                   630          25,547
   Ameren Corp.+                                           400          22,120
   Consolidated Edison, Inc.+                              470          22,015
   PPL Corp.+                                              370          21,971
   Progress Energy, Inc.+                                  480          21,715
   Cinergy Corp.                                           392          17,569
   DTE Energy Co.+                                         340          15,902
   Xcel Energy, Inc.+                                      780          15,226
   Pinnacle West Capital Corp.                             190           8,446
   Allegheny Energy, Inc.*+                                320           8,070
   TECO Energy, Inc.+                                      400           7,564
   CenterPoint Energy, Inc.+                               570           7,530
                                                                 -------------
TOTAL ELECTRIC UTILITIES                                               498,139
                                                                 -------------
   MULTI-UTILITIES 0.8%
   Duke Energy Corp.+                                    1,800          53,514
   Dominion Resources, Inc./VA+                            660          48,437
   Public Service Enterprise Group, Inc.                   460          27,977
   AES Corp.*+                                           1,270          20,803
   Constellation Energy Group, Inc.                        350          20,191
   Sempra Energy                                           470          19,416
   CMS Energy Corp.*+                                      430           6,476
   Calpine Corp.*+                                       1,055           3,587
   Dynegy, Inc. -- Class A*+                               650           3,159
                                                                 -------------
TOTAL MULTI-UTILITIES                                                  203,560
                                                                 -------------
   GAS UTILITIES 0.1%
   KeySpan Corp.                                           340          13,838
   NiSource, Inc.                                          530          13,107
   Nicor, Inc.+                                             90           3,706
   Peoples Energy Corp.                                     70           3,042
                                                                 -------------
TOTAL GAS UTILITIES                                                     33,693
                                                                 -------------
TOTAL UTILITIES                                                        735,392
                                                                 -------------
TELECOMMUNICATION SERVICES 2.8%
   DIVERSIFIED TELECOMMUNICATION SERVICES 2.5%
   Verizon Communications, Inc.+                         5,380         185,879
   SBC Communications, Inc.+                             6,425         152,594
   BellSouth Corp.+                                      3,562          94,642
   Sprint Corp.+                                         2,880          72,259
   Alltel Corp.+                                           640          39,859
   AT&T Corp.+                                           1,558          29,664
   Qwest Communications International,
      Inc.*+                                             3,250          12,058
   CenturyTel, Inc.+                                       260           9,004
   Citizens Communications Co.+                            660           8,870
                                                                 -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           604,829
                                                                 -------------
   WIRELESS TELECOMMUNICATION SERVICES 0.3%
   Nextel Communications,
      Inc. -- Class A*                                   2,190          70,759
                                                                 -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                               70,759
                                                                 -------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

TOTAL TELECOMMUNICATION SERVICES                                 $     675,588
                                                                 -------------
MATERIALS 2.6%
   CHEMICALS 1.4%
   EI Du Pont de Nemours & Co.                           1,940          83,440
   Dow Chemical Co.                                      1,870          83,271
   Monsanto Co.                                            520          32,692
   Praxair, Inc.                                           630          29,358
   Air Products & Chemicals, Inc.                          450          27,135
   PPG Industries, Inc.+                                   330          20,711
   Rohm & Haas Co.                                         380          17,609
   Ecolab, Inc.+                                           430          13,915
   Eastman Chemical Co.                                    160           8,824
   Sigma-Aldrich Corp.                                     130           7,285
   Engelhard Corp.                                         230           6,567
   International Flavors & Fragrances,
      Inc.+                                                170           6,157
   Great Lakes Chemical Corp.                              100           3,147
   Hercules, Inc.*+                                        220           3,113
                                                                 -------------
TOTAL CHEMICALS                                                        343,224
                                                                 -------------
   METALS & MINING 0.6%
   Alcoa, Inc.+                                          1,700          44,421
   Newmont Mining Corp.+                                   870          33,956
   Phelps Dodge Corp.+                                     190          17,575
   Nucor Corp.+                                            310          14,142
   Freeport-McMoRan Copper & Gold,
      Inc. -- Class B+                                     350          13,104
   United States Steel Corp.+                              220           7,562
   Allegheny Technologies, Inc.                            170           3,750
                                                                 -------------
TOTAL METALS & MINING                                                  134,510
                                                                 -------------
   PAPER & FOREST PRODUCTS 0.4%
   Weyerhaeuser Co.                                        480          30,552
   International Paper Co.+                                950          28,699
   Georgia-Pacific Corp.+                                  510          16,218
   MeadWestvaco Corp.                                      360          10,094
   Louisiana-Pacific Corp.+                                220           5,408
                                                                 -------------
TOTAL PAPER & FOREST PRODUCTS                                           90,971
                                                                 -------------
   CONTAINERS & PACKAGING 0.1%
   Temple-Inland, Inc.                                     240           8,916
   Sealed Air Corp.*+                                      160           7,967
   Ball Corp.                                              210           7,552
   Pactiv Corp.*                                           290           6,258
   Bemis Co.+                                              210           5,573
                                                                 -------------
TOTAL CONTAINERS & PACKAGING                                            36,266
                                                                 -------------
   CONSTRUCTION MATERIALS 0.1%
   Vulcan Materials Co.                                    200          12,998
                                                                 -------------
TOTAL CONSTRUCTION MATERIALS                                            12,998
                                                                 -------------
TOTAL MATERIALS                                                        617,969
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $19,190,458)                                               21,177,782
                                                                 -------------

                                                                        MARKET
                                                          FACE           VALUE
                                                        AMOUNT        (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 8.0%
Repurchase Agreement (Note 5)
  2.93% due 07/01/05                             $     498,665   $     498,665
  2.90% due 07/01/05                                   453,331         453,331
  2.85% due 07/01/05                                   992,067         992,067
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,944,063)                                                 1,944,063
                                                                 -------------

SECURITIES LENDING COLLATERAL 12.9%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                               3,128,556       3,128,556
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $3,128,556)                                                 3,128,556
                                                                 -------------
TOTAL INVESTMENTS 108.5%
   (Cost $24,263,077)                                            $  26,250,401
                                                                 =============

LIABILITIES IN EXCESS OF
   OTHER ASSETS - (8.5)%                                         $  (2,062,407)
                                                                 =============
NET ASSETS - 100.0%                                              $  24,187,994

==============================================================================
                                                                    UNREALIZED
                                                                          LOSS
                                                     CONTRACTS        (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2005 S&P 500 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $27,246,000)                                   456   $    (275,186)
                                                                 =============

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

REIT - REAL ESTATE INVESTMENT TRUST.

                                              See Notes to Financial Statements.


44 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   VELOCITY 100 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 84.3%

INFORMATION TECHNOLOGY 48.3%
   SOFTWARE 14.9%
   Microsoft Corp.                                      73,440   $   1,824,250
   Oracle Corp.*                                        42,340         558,888
   Electronic Arts, Inc.*+                               6,100         345,321
   Symantec Corp.*+                                     14,686         319,274
   Adobe Systems, Inc.+                                  9,448         270,402
   Veritas Software Corp.*                               8,634         210,670
   Intuit, Inc.*+                                        4,510         203,446
   Autodesk, Inc.                                        4,700         161,539
   Siebel Systems, Inc.+                                11,947         106,328
   Check Point Software Technologies
      Ltd.*+                                             4,840          95,832
   Citrix Systems, Inc.*                                 3,970          85,990
   Mercury Interactive Corp.*+                           1,820          69,815
   BEA Systems, Inc.*                                    7,180          63,040
   Synopsys, Inc.*+                                      2,620          43,675
                                                                 -------------
TOTAL SOFTWARE                                                       4,358,470
                                                                 -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 11.7%
   Intel Corp.                                          42,690       1,112,502
   Maxim Integrated Products, Inc.                       9,084         347,100
   Linear Technology Corp.+                              8,080         296,455
   Applied Materials, Inc.+                             16,790         271,662
   Xilinx, Inc.+                                         9,190         234,345
   KLA-Tencor Corp.+                                     4,710         205,827
   Altera Corp.*+                                       10,320         204,542
   Marvell Technology Group Ltd.*+                       5,270         200,471
   Broadcom Corp. -- Class A*+                           4,992         177,266
   Microchip Technology, Inc.                            3,420         101,300
   Lam Research Corp.*                                   2,830          81,900
   Novellus Systems, Inc.*                               2,780          68,694
   ATI Technologies, Inc.*                               4,899          58,053
   Intersil Corp. -- Class A                             3,047          57,192
                                                                 -------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                           3,417,309
                                                                 -------------
   COMMUNICATIONS EQUIPMENT 9.8%
   Qualcomm, Inc.                                       38,910       1,284,419
   Cisco Systems, Inc.*                                 45,090         861,670
   Research In Motion Ltd.*+                             3,759         277,226
   Juniper Networks, Inc.*+                              7,068         177,972
   Comverse Technology, Inc.*+                           4,106          97,107
   Telefonaktiebolaget LM Ericsson --
      SP ADR*                                            2,530          80,834
   JDS Uniphase Corp.*+                                 32,580          49,522
   Tellabs, Inc.*+                                       5,050          43,935
                                                                 -------------
TOTAL COMMUNICATIONS EQUIPMENT                                       2,872,685
                                                                 -------------
   COMPUTERS & PERIPHERALS 6.8%
   Apple Computer, Inc.*                                22,698         835,513
   Dell, Inc.*                                          17,590         694,981
   Network Appliance, Inc.*+                             7,555         213,580
   Sun Microsystems, Inc.*                              29,258         109,132

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Sandisk Corp.*                                        3,275   $      77,716
   QLogic Corp.*                                         1,850          57,110
                                                                 -------------
TOTAL COMPUTERS & PERIPHERALS                                        1,988,032
                                                                 -------------
   INTERNET SOFTWARE & SERVICES 2.0%
   Yahoo!, Inc.*+                                       13,260         459,459
   VeriSign, Inc.*+                                      4,929         141,758
                                                                 -------------
TOTAL INTERNET SOFTWARE & SERVICES                                     601,217
                                                                 -------------
   IT CONSULTING & SERVICES 1.9%
   Paychex, Inc.                                         7,090         230,709
   Fiserv, Inc.*                                         4,730         203,153
   Cognizant Technology Solutions
      Corp.*+                                            2,606         122,821
                                                                 -------------
TOTAL IT CONSULTING & SERVICES                                         556,683
                                                                 -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.2%
   Flextronics International Ltd.*+                     12,120         160,105
   CDW Corp.                                             1,670          95,340
   Sanmina-SCI Corp.*                                   11,080          60,608
   Molex, Inc.+                                          1,950          50,778
                                                                 -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               366,831
                                                                 -------------
TOTAL INFORMATION TECHNOLOGY                                        14,161,227
                                                                 -------------
CONSUMER DISCRETIONARY 17.2%
   MEDIA 5.2%
   Comcast Corp. -- Class A*+                           18,830         578,081
   Sirius Satellite Radio, Inc.*+                       28,310         183,449
   Liberty Global, Inc. -- Class A*                      3,440         160,545
   XM Satellite Radio Holdings, Inc.*+                   4,310         145,075
   EchoStar Communications Corp.                         4,390         132,358
   NTL, Inc.*+                                           1,820         124,524
   Pixar*+                                               2,350         117,618
   Lamar Advertising Co.*                                1,700          72,709
                                                                 -------------
TOTAL MEDIA                                                          1,514,359
                                                                 -------------
   INTERNET & CATALOG RETAIL 4.0%
   eBay, Inc.*+                                         19,874         656,040
   InterActiveCorp*+                                    13,520         325,156
   Amazon.com, Inc.*+                                    5,385         178,136
                                                                 -------------
TOTAL INTERNET & CATALOG RETAIL                                      1,159,332
                                                                 -------------
   SPECIALTY RETAIL 2.4%
   Bed Bath & Beyond, Inc.*                              7,850         327,973
   Staples, Inc.                                         9,770         208,296
   Petsmart, Inc.                                        2,800          84,980
   Ross Stores, Inc.+                                    2,868          82,914
                                                                 -------------
TOTAL SPECIALTY RETAIL                                                 704,163
                                                                 -------------
   HOTELS RESTAURANTS & LEISURE 2.2%
   Starbucks Corp.*                                     10,700         552,762
   Wynn Resorts Ltd.*+                                   2,140         101,158
                                                                 -------------
TOTAL HOTELS RESTAURANTS & LEISURE                                     653,920
                                                                 -------------
   MULTILINE RETAIL 1.9%
   Sears Holdings Corp.*+                                3,410         511,057
   Dollar Tree Stores, Inc.*+                            2,070          49,680
                                                                 -------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   VELOCITY 100 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

TOTAL MULTILINE RETAIL                                           $     560,737
                                                                 -------------
   COMMERCIAL SERVICES & SUPPLIES 1.2%
   Apollo Group, Inc. -- Class A*+                       3,630         283,939
   Career Education Corp.*+                              2,061          75,453
                                                                 -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   359,392
                                                                 -------------
   HOUSEHOLD DURABLES 0.3%
   Garmin Ltd.+                                          1,990          85,072
                                                                 -------------
TOTAL HOUSEHOLD DURABLES                                                85,072
                                                                 -------------
TOTAL CONSUMER DISCRETIONARY                                         5,036,975
                                                                 -------------
HEALTH CARE 10.6%
   BIOTECHNOLOGY 7.4%
   Amgen, Inc.*                                         11,390         688,639
   Gilead Sciences, Inc.*+                               8,792         386,760
   Genzyme Corp.*                                        6,250         375,563
   Biogen Idec, Inc.*+                                   7,400         254,930
   Chiron Corp.*+                                        5,180         180,730
   Medimmune, Inc.*+                                     5,240         140,013
   Invitrogen Corp.*                                       959          79,875
   Millennium Pharmaceuticals, Inc.*+                    6,661          61,748
                                                                 -------------
TOTAL BIOTECHNOLOGY                                                  2,168,258
                                                                 -------------
   HEALTH CARE PROVIDERS & SERVICES 1.1%
   Express Scripts, Inc.*+                               2,610         130,448
   Patterson Cos., Inc.*+                                2,595         116,982
   Lincare Holdings, Inc.*+                              1,890          77,188
                                                                 -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 324,618
                                                                 -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.1%
   Biomet, Inc.+                                         6,700         232,088
   DENTSPLY International, Inc.                          1,520          82,080
                                                                 -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 314,168
                                                                 -------------
   PHARMACEUTICALS 1.0%
   Teva Pharmaceutical Industries
      Ltd. -- SP ADR+                                    9,180         285,865
                                                                 -------------
TOTAL PHARMACEUTICALS                                                  285,865
                                                                 -------------
TOTAL HEALTH CARE                                                    3,092,909
                                                                 -------------
TELECOMMUNICATION SERVICES 3.8%
   WIRELESS TELECOMMUNICATION SERVICES 3.1%
   Nextel Communications,
      Inc. -- Class A*                                  27,869         900,447
                                                                 -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                              900,447
                                                                 -------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.7%
   MCI, Inc.                                             6,990         179,713
   Level 3 Communications, Inc.*+                       13,540          27,486
                                                                 -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           207,199
                                                                 -------------
TOTAL TELECOMMUNICATION SERVICES                                     1,107,646
                                                                 -------------
INDUSTRIALS 2.7%
   MACHINERY 0.9%
   Paccar, Inc.                                          3,850         261,800
                                                                 -------------
TOTAL MACHINERY                                                        261,800
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   AIR FREIGHT & COURIERS 0.7%
   Expeditors International Washington,
      Inc.                                               2,068   $     103,007
   C.H. Robinson Worldwide, Inc.                         1,660          96,612
                                                                 -------------
TOTAL AIR FREIGHT & COURIERS                                           199,619
                                                                 -------------
   COMMERCIAL SERVICES & SUPPLIES 0.5%
   Cintas Corp.                                          4,080         157,488
                                                                 -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   157,488
                                                                 -------------
   ELECTRICAL EQUIPMENT 0.3%
   American Power Conversion Corp.                       3,826          90,255
                                                                 -------------
TOTAL ELECTRICAL EQUIPMENT                                              90,255
                                                                 -------------
   TRADING COMPANIES & DISTRIBUTORS 0.3%
   Fastenal Co.+                                         1,429          87,541
                                                                 -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                  87,541
                                                                 -------------
TOTAL INDUSTRIALS                                                      796,703
                                                                 -------------
CONSUMER STAPLES 1.3%
   FOOD & DRUG RETAILING 1.3%
   Costco Wholesale Corp.+                               4,972         222,845
   Whole Foods Market, Inc.+                             1,271         150,359
                                                                 -------------
TOTAL FOOD & DRUG RETAILING                                            373,204
                                                                 -------------
TOTAL CONSUMER STAPLES                                                 373,204
                                                                 -------------
MATERIALS 0.4%
   CHEMICALS 0.2%
   Sigma-Aldrich Corp.                                   1,310          73,413
                                                                 -------------
TOTAL CHEMICALS                                                         73,413
                                                                 -------------
   CONTAINERS & PACKAGING 0.2%
   Smurfit-Stone Container Corp.*+                       4,919          50,026
                                                                 -------------
TOTAL CONTAINERS & PACKAGING                                            50,026
                                                                 -------------
TOTAL MATERIALS                                                        123,439
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $21,162,053)                                               24,692,103
                                                                 -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENTS 15.0%
Repurchase Agreement (Note 5)
  2.93% due 07/01/05                             $     345,208         345,208
  2.90% due 07/01/05                                   313,826         313,826
  2.85% due 07/01/05++                               3,753,685       3,753,685
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $4,412,719)                                                 4,412,719
                                                                 -------------

SECURITIES LENDING COLLATERAL 13.9%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                               4,070,625       4,070,625
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,070,625)                                                 4,070,625
                                                                 -------------
TOTAL INVESTMENTS 113.2%
   (Cost $29,645,397)                                            $  33,175,447
                                                                 =============

                                              See Notes to Financial Statements.


46 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
   VELOCITY 100 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                                      (NOTE 1)
------------------------------------------------------------------------------

LIABILITIES IN EXCESS
   OF OTHER ASSETS - (13.2)%                                     $  (3,872,844)
                                                                 =============
NET ASSETS - 100.0%                                              $  29,302,603

==============================================================================
                                                                    UNREALIZED
                                                                          LOSS
                                                     CONTRACTS        (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2005  Nasdaq 100 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $7,813,000)                                    260   $    (195,463)
                                                                 =============

                                                         UNITS
                                                 -------------
EQUITY INDEX SWAP AGREEMENT
September 2005 Nasdaq 100 Index
  Swap, Maturing 09/14/05**
  (Notional Market Value
  $26,057,072)                                          17,447   $    (520,425)
                                                                 =============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2005.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 74.2%

CONSUMER DISCRETIONARY 15.1%
   SPECIALTY RETAIL 4.8%
   Aeropostale, Inc.*+                                  11,590   $     389,424
   Abercrombie & Fitch Co. -- Class A                    4,660         320,142
   Foot Locker, Inc.                                    10,750         292,615
   American Eagle Outfitters, Inc.+                      9,320         285,658
   Rent-A-Center, Inc.*                                 10,760         250,600
   Advance Auto Parts, Inc.*                             3,840         247,872
   Michaels Stores, Inc.+                                4,860         201,058
   Pacific Sunwear of California, Inc.*+                 8,290         190,587
   Payless Shoesource, Inc.*+                            9,710         186,432
   Urban Outfitters, Inc.*+                              3,050         172,904
   Chico's FAS, Inc.*+                                   4,820         165,230
   Barnes & Noble, Inc.*                                 3,640         141,232
   CarMax, Inc.*+                                        3,230          86,080
   Claire's Stores, Inc.                                 3,040          73,112
                                                                 -------------
TOTAL SPECIALTY RETAIL                                               3,002,946
                                                                 -------------
   HOUSEHOLD DURABLES 3.7%
   D.R. Horton, Inc.                                    12,990         488,554
   Lennar Corp. -- Class A+                              7,060         447,957
   Mohawk Industries, Inc.*                              4,900         404,250
   Toll Brothers, Inc.*+                                 3,350         340,192
   Harman International Industries, Inc.                 3,400         276,624
   Hovnanian Enterprises,
      Inc. -- Class A*+                                  1,960         127,792
   Ryland Group, Inc.+                                   1,340         101,666
   Blyth, Inc.                                           3,520          98,736
                                                                 -------------
TOTAL HOUSEHOLD DURABLES                                             2,285,771
                                                                 -------------
   MEDIA 2.4%
   Washington Post Co. -- Class B                          530         442,566
   Media General, Inc.                                   5,870         380,141
   Catalina Marketing Corp.                             10,330         262,485
   Scholastic Corp.*+                                    5,110         196,990
   Westwood One, Inc.                                    5,020         102,559
   Valassis Communications, Inc.*+                       2,420          89,661
   Harte-Hanks, Inc.                                     1,530          45,487
                                                                 -------------
TOTAL MEDIA                                                          1,519,889
                                                                 -------------
   HOTELS RESTAURANTS & LEISURE 1.7%
   Brinker International, Inc.*                          8,530         341,627
   Boyd Gaming Corp.+                                    4,710         240,822
   CBRL Group, Inc.+                                     5,580         216,839
   Applebee's International, Inc.                        6,030         159,735
   International Speedway
      Corp. -- Class A                                   1,350          75,951
   Krispy Kreme Doughnuts, Inc.*+                          370           2,575
                                                                 -------------
TOTAL HOTELS RESTAURANTS & LEISURE                                   1,037,549
                                                                 -------------
   COMMERCIAL SERVICES & SUPPLIES 0.9%
   Sotheby's Holdings, Inc. -- Class A*                 20,400         279,480
   Career Education Corp.*+                              5,130         187,809
   Laureate Education, Inc.*                             1,080          51,689

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Corinthian Colleges, Inc.*                            3,610   $      46,100
   ITT Educational Services, Inc.*+                        270          14,423
                                                                 -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   579,501
                                                                 -------------
   MULTILINE RETAIL 0.6%
   Neiman-Marcus Group, Inc. -- Class A                  2,380         230,670
   Dollar Tree Stores, Inc.*+                            7,040         168,960
                                                                 -------------
TOTAL MULTILINE RETAIL                                                 399,630
                                                                 -------------
   AUTO COMPONENTS 0.6%
   BorgWarner, Inc.                                      6,100         327,387
   Lear Corp.+                                           1,750          63,665
                                                                 -------------
TOTAL AUTO COMPONENTS                                                  391,052
                                                                 -------------
   TEXTILES & APPAREL 0.4%
   Timberland Co. -- Class A*                            5,960         230,771
                                                                 -------------
TOTAL TEXTILES & APPAREL                                               230,771
                                                                 -------------
TOTAL CONSUMER DISCRETIONARY                                         9,447,109
                                                                 -------------
FINANCIALS 12.9%
   BANKS 3.2%
   Hibernia Corp. -- Class A                            15,530         515,285
   Bank of Hawaii Corp.                                  8,410         426,807
   SVB Financial Group*+                                 7,830         375,057
   FirstMerit Corp.+                                     8,590         224,285
   Colonial BancGroup, Inc.                              9,960         219,718
   Associated Banc-Corp.                                 4,960         166,954
   TCF Financial Corp.                                   2,460          63,665
   Cullen/Frost Bankers, Inc.                              190           9,053
                                                                 -------------
TOTAL BANKS                                                          2,000,824
                                                                 -------------
   INSURANCE 2.8%
   AmerUs Group Co.+                                     8,020         385,361
   W.R. Berkley Corp.                                   10,660         380,349
   Fidelity National Financial, Inc.                     8,240         294,086
   First American Corp.                                  7,130         286,198
   Ohio Casualty Corp.                                   7,510         181,592
   Everest Re Group Ltd.                                 1,300         120,900
   Stancorp Financial Group, Inc.                          870          66,625
   Allmerica Financial Corp.*                               50           1,854
                                                                 -------------
TOTAL INSURANCE                                                      1,716,965
                                                                 -------------
   REAL ESTATE 2.6%
   Developers Diversified Realty Corp.                  11,220         515,671
   Mack-Cali Realty Corp.                                9,170         415,401
   New Plan Excel Realty Trust                          12,530         340,440
   AMB Property Corp.+                                   5,670         246,248
   Regency Centers Corp.+                                1,860         106,392
   Highwoods Properties, Inc.                              900          26,784
                                                                 -------------
TOTAL REAL ESTATE                                                    1,650,936
                                                                 -------------
   CAPITAL MARKETS 2.0%
   A.G. Edwards, Inc.+                                   6,740         304,311
   Eaton Vance Corp.                                    11,680         279,268
   Legg Mason, Inc.+                                     2,180         226,960
   Raymond James Financial, Inc.                         6,060         171,195
   SEI Investments Co.                                   4,080         152,388

                                              See Notes to Financial Statements.


48 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Investors Financial Services Corp.+                   3,290   $     124,428
                                                                 -------------
TOTAL CAPITAL MARKETS                                                1,258,550
                                                                 -------------
   THRIFTS & MORTGAGE FINANCE 1.5%
   Radian Group, Inc.                                   10,250         484,005
   Independence Community Bank
      Corp.+                                            11,210         413,985
   Washington Federal, Inc.                              2,690          63,269
                                                                 -------------
TOTAL THRIFTS & MORTGAGE FINANCE                                       961,259
                                                                 -------------
   CONSUMER FINANCE 0.8%
   AmeriCredit Corp.*+                                  18,220         464,610
                                                                 -------------
TOTAL CONSUMER FINANCE                                                 464,610
                                                                 -------------
   DIVERSIFIED FINANCIALS 0.0%
   Leucadia National Corp.+                                190           7,340
                                                                 -------------
TOTAL DIVERSIFIED FINANCIALS                                             7,340
                                                                 -------------
TOTAL FINANCIALS                                                     8,060,484
                                                                 -------------
INFORMATION TECHNOLOGY 10.5%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.8%
   Microchip Technology, Inc.                           18,920         560,410
   Lam Research Corp.*+                                 15,390         445,387
   International Rectifier Corp.*+                       6,050         288,706
   Cabot Microelectronics Corp.*+                        6,900         200,031
   Silicon Laboratories, Inc.*                           3,150          82,561
   Lattice Semiconductor Corp.*+                        18,130          80,497
   Cree, Inc.*+                                          2,310          58,836
   Atmel Corp.*                                         11,610          27,516
                                                                 -------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                           1,743,944
                                                                 -------------
   IT CONSULTING & SERVICES 2.5%
   DST Systems, Inc.*+                                   9,530         446,004
   Alliance Data Systems Corp.*                         10,850         440,076
   Anteon International Corp.*+                          4,310         196,622
   Cognizant Technology Solutions
      Corp.*+                                            3,950         186,164
   Acxiom Corp.                                          7,540         157,435
   CheckFree Corp.*                                      4,330         147,480
   MPS Group, Inc.*                                        860           8,101
                                                                 -------------
TOTAL IT CONSULTING & SERVICES                                       1,581,882
                                                                 -------------
   SOFTWARE 1.7%
   Transaction Systems Architects,
      Inc. -- Class A*+                                 10,180         250,734
   Cadence Design Systems, Inc.*+                       17,220         235,225
   Sybase, Inc.*                                         7,020         128,817
   McAfee, Inc.*+                                        3,850         100,793
   Synopsys, Inc.*+                                      5,060          84,350
   Activision, Inc.*                                     4,680          77,314
   Fair Isaac Corp.+                                     1,480          54,020
   Wind River Systems, Inc.*+                            3,400          53,312
   Macrovision Corp.*                                    2,280          51,391
   Macromedia, Inc.*                                     1,110          42,424
                                                                 -------------
TOTAL SOFTWARE                                                       1,078,380
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.2%
   Arrow Electronics, Inc.*                             15,670   $     425,597
   Avnet, Inc.*+                                        10,270         231,383
   Amphenol Corp. -- Class A                             2,270          91,186
   National Instruments Corp.+                             620          13,144
                                                                 -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               761,310
                                                                 -------------
   COMPUTERS & PERIPHERALS 1.2%
   Diebold, Inc.+                                        9,030         407,343
   Sandisk Corp.*+                                       8,710         206,688
   Imation Corp.                                         2,040          79,132
   Western Digital Corp.*                                4,440          59,585
                                                                 -------------
TOTAL COMPUTERS & PERIPHERALS                                          752,748
                                                                 -------------
   COMMUNICATIONS EQUIPMENT 0.9%
   Harris Corp.                                          8,500         265,285
   3Com Corp.*+                                         37,620         136,937
   F5 Networks, Inc.*+                                   1,970          93,053
   CommScope, Inc.*                                      2,720          47,355
   ADTRAN, Inc.                                            810          20,080
   Utstarcom, Inc.*+                                       450           3,370
                                                                 -------------
TOTAL COMMUNICATIONS EQUIPMENT                                         566,080
                                                                 -------------
   OFFICE ELECTRONICS 0.2%
   Zebra Technologies Corp. -- Class A*+                 2,860         125,240
                                                                 -------------
TOTAL OFFICE ELECTRONICS                                               125,240
                                                                 -------------
TOTAL INFORMATION TECHNOLOGY                                         6,609,584
                                                                 -------------
HEALTH CARE 8.9%
   HEALTH CARE PROVIDERS & SERVICES 4.0%
   Omnicare, Inc.+                                      11,610         492,612
   Pacificare Health Systems, Inc.*+                     6,880         491,576
   Coventry Health Care, Inc.*+                          6,740         476,855
   Lincare Holdings, Inc.*+                             10,560         431,271
   Patterson Cos., Inc.*+                                8,340         375,967
   Apria Healthcare Group, Inc.*                         4,900         169,736
   LifePoint Hospitals, Inc.*+                             960          48,499
   Community Health Systems, Inc.*+                      1,260          47,615
   Health Net, Inc.*+                                      180           6,869
                                                                 -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               2,541,000
                                                                 -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 2.2%
   Hillenbrand Industries, Inc.                          8,420         425,631
   Varian, Inc.*                                         8,670         327,639
   Varian Medical Systems, Inc.*+                        4,930         184,037
   DENTSPLY International, Inc.                          3,080         166,320
   Edwards Lifesciences Corp.*                           3,290         141,536
   Inamed Corp.*                                         1,300          87,061
   Gen-Probe, Inc.*                                        990          35,868
                                                                 -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               1,368,092
                                                                 -------------
   PHARMACEUTICALS 1.4%
   IVAX Corp.*+                                         16,100         346,150
   Barr Pharmaceuticals, Inc.*                           6,680         325,583
   Sepracor, Inc.*                                       3,440         206,434
                                                                 -------------
TOTAL PHARMACEUTICALS                                                  878,167
                                                                 -------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   BIOTECHNOLOGY 1.3%
   Invitrogen Corp.*+                                    3,900   $     324,831
   Protein Design Labs, Inc.*+                          11,380         229,990
   Charles River Laboratories
      International, Inc.*+                              4,440         214,230
   Millennium Pharmaceuticals, Inc.*+                    4,670          43,291
                                                                 -------------
TOTAL BIOTECHNOLOGY                                                    812,342
                                                                 -------------
TOTAL HEALTH CARE                                                    5,599,601
                                                                 -------------
INDUSTRIALS 8.5%
   COMMERCIAL SERVICES & SUPPLIES 3.8%
   Dun & Bradstreet Corp.*                               7,720         475,938
   Herman Miller, Inc.+                                 13,290         409,863
   Republic Services, Inc.                              10,370         373,424
   Deluxe Corp.                                          8,690         352,814
   Korn/Ferry International, Inc.*                      17,400         308,850
   HNI Corp.                                             3,410         174,421
   ChoicePoint, Inc.*                                    3,780         151,389
   Rollins, Inc.                                         3,720          74,549
   Adesa, Inc.                                           2,070          45,064
   Copart, Inc.*                                         1,780          42,364
                                                                 -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 2,408,676
                                                                 -------------
   MACHINERY 1.2%
   Kennametal, Inc.+                                     8,340         382,389
   Nordson Corp.                                         4,440         152,203
   Harsco Corp.                                          1,990         108,554
   Graco, Inc.                                           2,310          78,702
                                                                 -------------
TOTAL MACHINERY                                                        721,848
                                                                 -------------
   ROAD & RAIL 1.1%
   CNF, Inc.                                             7,110         319,239
   Yellow Roadway Corp.*+                                5,510         279,908
   J.B. Hunt Transport Services, Inc.+                   2,090          40,337
   Swift Transportation Co., Inc.*+                      1,650          38,428
                                                                 -------------
TOTAL ROAD & RAIL                                                      677,912
                                                                 -------------
   AEROSPACE & DEFENSE 0.8%
   Precision Castparts Corp.+                            4,450         346,655
   Alliant Techsystems, Inc.*+                           2,510         177,206
                                                                 -------------
TOTAL AEROSPACE & DEFENSE                                              523,861
                                                                 -------------
   ELECTRICAL EQUIPMENT 0.8%
   Thomas & Betts Corp.*                                12,200         344,528
   AMETEK, Inc.                                          3,710         155,264
                                                                 -------------
TOTAL ELECTRICAL EQUIPMENT                                             499,792
                                                                 -------------
   AIR FREIGHT & COURIERS 0.3%
   C.H. Robinson Worldwide, Inc.+                        2,680         155,976
                                                                 -------------
TOTAL AIR FREIGHT & COURIERS                                           155,976
                                                                 -------------
   AIRLINES 0.2%
   Alaska Air Group, Inc.*+                              5,170         153,808
                                                                 -------------
TOTAL AIRLINES                                                         153,808
                                                                 -------------
   CONSTRUCTION & ENGINEERING 0.2%
   Dycom Industries, Inc.*+                              5,110         101,229
   Quanta Services, Inc.*                                2,500          22,000

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Granite Construction, Inc.                              430   $      12,083
                                                                 -------------
TOTAL CONSTRUCTION & ENGINEERING                                       135,312
                                                                 -------------
   TRADING COMPANIES & DISTRIBUTORS 0.1%
   GATX Corp.+                                           2,030          70,035
                                                                 -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                  70,035
                                                                 -------------
   INDUSTRIAL CONGLOMERATES 0.0%
   Teleflex, Inc.                                          180          10,687
                                                                 -------------
TOTAL INDUSTRIAL CONGLOMERATES                                          10,687
                                                                 -------------
   MARINE 0.0%
   Alexander & Baldwin, Inc.                               110           5,099
                                                                 -------------
TOTAL MARINE                                                             5,099
                                                                 -------------
TOTAL INDUSTRIALS                                                    5,363,006
                                                                 -------------
ENERGY 6.0%
   OIL & GAS 3.0%
   Pioneer Natural Resources Co.+                       10,910         459,093
   Overseas Shipholding Group, Inc.                      5,430         323,899
   Forest Oil Corp.*                                     6,640         278,880
   Peabody Energy Corp.                                  4,910         255,516
   Noble Energy, Inc.                                    3,230         244,350
   Murphy Oil Corp.+                                     3,520         183,850
   Plains Exploration & Production Co.*                  3,250         115,473
   Newfield Exploration Co.*                               860          34,305
                                                                 -------------
TOTAL OIL & GAS                                                      1,895,366
                                                                 -------------
   ENERGY EQUIPMENT & SERVICES 3.0%
   Weatherford International Ltd.*+                      5,840         338,603
   Cooper Cameron Corp.*+                                3,970         246,338
   Tidewater, Inc.+                                      6,450         245,874
   Pride International, Inc.*                            9,550         245,435
   Grant Prideco, Inc.*                                  9,040         239,108
   Helmerich & Payne, Inc.+                              4,490         210,671
   Patterson-UTI Energy, Inc.+                           7,000         194,810
   ENSCO International, Inc.                             4,880         174,460
                                                                 -------------
TOTAL ENERGY EQUIPMENT & SERVICES                                    1,895,299
                                                                 -------------
TOTAL ENERGY                                                         3,790,665
                                                                 -------------
UTILITIES 5.5%
   GAS UTILITIES 2.2%
   AGL Resources, Inc.                                   9,940         384,181
   Equitable Resources, Inc.                             5,220         354,960
   Oneok, Inc.+                                          8,550         279,158
   Questar Corp.                                         2,650         174,635
   National Fuel Gas Co.                                 5,300         153,223
                                                                 -------------
TOTAL GAS UTILITIES                                                  1,346,157
                                                                 -------------
   ELECTRIC UTILITIES 1.7%
   Sierra Pacific Resources*+                           29,770         370,636
   Pepco Holdings, Inc.                                 14,470         346,412
   DPL, Inc.+                                            7,720         211,914
   PNM Resources, Inc.+                                  4,330         124,747
   NSTAR                                                   660          20,348
                                                                 -------------
TOTAL ELECTRIC UTILITIES                                             1,074,057
                                                                 -------------

                                              See Notes to Financial Statements.


50 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   MULTI-UTILITIES 1.6%
   MDU Resources Group, Inc.                            15,810   $     445,368
   WPS Resources Corp.                                   7,040         396,000
   Aquila, Inc.*+                                       44,140         159,345
                                                                 -------------
TOTAL MULTI-UTILITIES                                                1,000,713
                                                                 -------------
TOTAL UTILITIES                                                      3,420,927
                                                                 -------------
MATERIALS 3.3%
   CHEMICALS 2.1%
   Lyondell Chemical Co.+                               15,490         409,246
   Lubrizol Corp.                                        7,190         302,052
   FMC Corp.*+                                           3,880         217,823
   Sensient Technologies Corp.                           4,710          97,073
   Scotts Miracle-Gro Co. -- Class A*                    1,260          89,725
   Cytec Industries, Inc.                                1,480          58,904
   Olin Corp.+                                           2,410          43,958
   Albemarle Corp.                                       1,050          38,293
   Crompton Corp.                                        2,310          32,687
                                                                 -------------
TOTAL CHEMICALS                                                      1,289,761
                                                                 -------------
   CONTAINERS & PACKAGING 0.7%
   Packaging Corporation of America                     17,210         362,270
   Longview Fibre Co.                                    2,310          47,471
                                                                 -------------
TOTAL CONTAINERS & PACKAGING                                           409,741
                                                                 -------------
   METALS & MINING 0.2%
   Steel Dynamics, Inc.                                  5,890         154,613
                                                                 -------------
TOTAL METALS & MINING                                                  154,613
                                                                 -------------
   CONSTRUCTION MATERIALS 0.2%
   Martin Marietta Materials, Inc.                       2,150         148,608
                                                                 -------------
TOTAL CONSTRUCTION MATERIALS                                           148,608
                                                                 -------------
   PAPER & FOREST PRODUCTS 0.1%
   Bowater, Inc.+                                        1,760          56,971
                                                                 -------------
TOTAL PAPER & FOREST PRODUCTS                                           56,971
                                                                 -------------
TOTAL MATERIALS                                                      2,059,694
                                                                 -------------
CONSUMER STAPLES 3.2%
   FOOD PRODUCTS 1.5%
   Hormel Foods Corp.                                   14,350         420,886
   Smithfield Foods, Inc.*                              14,620         398,687
   Lancaster Colony Corp.+                               3,020         129,618
                                                                 -------------
TOTAL FOOD PRODUCTS                                                    949,191
                                                                 -------------
   BEVERAGES 1.0%
   PepsiAmericas, Inc.                                  14,260         365,912
   Constellation Brands, Inc. -- Class A*                9,520         280,840
                                                                 -------------
TOTAL BEVERAGES                                                        646,752
                                                                 -------------
   HOUSEHOLD PRODUCTS 0.5%
   Church & Dwight Co., Inc.                             4,650         168,330
   Energizer Holdings, Inc.*                             2,590         161,020
                                                                 -------------
TOTAL HOUSEHOLD PRODUCTS                                               329,350
                                                                 -------------
   TOBACCO 0.1%
   Universal Corp./Richmond VA                           1,210          52,974
                                                                 -------------
TOTAL TOBACCO                                                           52,974
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   FOOD & DRUG RETAILING 0.1%
   Whole Foods Market, Inc.+                               350   $      41,405
                                                                 -------------
TOTAL FOOD & DRUG RETAILING                                             41,405
                                                                 -------------
TOTAL CONSUMER STAPLES                                               2,019,672
                                                                 -------------
TELECOMMUNICATION SERVICES 0.3%
   WIRELESS TELECOMMUNICATION SERVICES 0.2%
   Telephone & Data Systems, Inc.+                       3,000         122,430
                                                                 -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                              122,430
                                                                 -------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
   Cincinnati Bell, Inc.*                               10,310          44,333
                                                                 -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            44,333
                                                                 -------------
TOTAL TELECOMMUNICATION SERVICES                                       166,763
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $44,023,646)                                               46,537,505
                                                                 -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
FEDERAL AGENCY DISCOUNT NOTES 1.6%
Federal Home Loan Bank**
  3.05% due 07/27/05                             $   1,000,000         997,797
                                                                 -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $997,797)                                                     997,797
                                                                 -------------

REPURCHASE AGREEMENTS 25.3%
Repurchase Agreement (Note 5)
  2.93% due 07/01/05                                 3,510,778       3,510,778
  2.90% due 07/01/05++                               5,385,408       5,385,408
  2.85% due 07/01/05                                 6,984,507       6,984,507
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $15,880,693)                                               15,880,693
                                                                 -------------

SECURITIES LENDING COLLATERAL 12.0%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                               7,519,722       7,519,722
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $7,519,722)                                                 7,519,722
                                                                 -------------
TOTAL INVESTMENTS 113.1%
   (Cost $68,421,858)                                            $  70,935,717
                                                                 =============

LIABILITIES IN EXCESS
   OF OTHER ASSETS - (13.1)%                                     $  (8,206,452)
                                                                 =============

NET ASSETS - 100.0%                                              $  62,729,265

==============================================================================

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                    UNREALIZED
                                                                          GAIN
                                                     CONTRACTS        (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
September 2005 S&P MidCap 400 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $19,619,400)                                   285   $      69,805
                                                                 =============

                                                         UNITS
                                                 -------------
EQUITY INDEX SWAP AGREEMENT
August 2005 S&P MidCap 400 Index
  Swap, Maturing 08/24/05***
  (Notional Market Value
  $27,989,559)                                          40,864   $     101,784
                                                                 =============

  *   NON-INCOME PRODUCING SECURITY.

 ** THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

***   PRICE RETURN BASED ON S&P MIDCAP 400 INDEX +/- FINANCING AT A VARIABLE
      RATE.

  +   ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

 ++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2005.

                                              See Notes to Financial Statements.


52 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   INVERSE MID-CAP FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                          FACE           VALUE
                                                        AMOUNT        (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 57.4%
Fannie Mae*
  3.05% due 07/06/05                             $     500,000   $     499,789
Federal Home Loan Bank*
  3.05% due 07/06/05                                   500,000         499,788
Freddie Mac*
  3.05% due 07/06/05                                   500,000         499,788
                                                                 -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $1,499,365)                                                 1,499,365
                                                                 -------------

REPURCHASE AGREEMENTS 44.0%
Repurchase Agreement (Note 5)
  2.93% due 07/01/05                                   266,749         266,749
  2.90% due 07/01/05+                                  351,600         351,600
  2.85% due 07/01/05                                   530,683         530,683
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,149,032)                                                 1,149,032
                                                                 -------------
TOTAL INVESTMENTS 101.4%
   (Cost $2,648,397)                                             $   2,648,397
                                                                 =============

LIABILITIES IN EXCESS OF
   OTHER ASSETS - (1.4)%                                         $     (36,733)
                                                                 =============

NET ASSETS - 100.0%                                              $   2,611,664

==============================================================================
                                                                    UNREALIZED
                                                                   GAIN (LOSS)
                                                     CONTRACTS        (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
Septmber 2005 S&P MidCap 400 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $826,080)                                       12   $      (9,202)
                                                                 =============

                                                         UNITS
                                                 -------------
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
August 2005 S&P MidCap 400 Index
  Swap, Maturing 08/24/05**
  (Notional Market Value
  $1,779,481)                                            2,598   $      11,551
                                                                 =============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON S&P MIDCAP 400 INDEX +/- FINANCING AT A VARIABLE
      RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2005.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS  71.3%

FINANCIALS 15.7%
   REAL ESTATE 5.4%
   Kilroy Realty Corp.                                   3,320   $     157,667
   American Home Mortgage
      Investment Corp.                                   4,370         152,775
   Jones Lang LaSalle, Inc.*                             3,430         151,709
   Entertainment Properties Trust                        3,250         149,500
   Taubman Centers, Inc.                                 4,330         147,610
   Commercial Net Lease Realty                           7,140         146,156
   LaSalle Hotel Properties                              4,360         143,052
   Impac Mortgage Holdings, Inc.                         7,580         141,367
   Eastgroup Properties                                  3,350         141,068
   Corporate Office Properties Trust
      SBI/MD                                             4,730         139,298
   Spirit Finance Corp.                                 11,780         138,415
   Equity One, Inc.                                      6,040         137,108
   Sovran Self Storage, Inc.                             2,960         134,562
   Fieldstone Investment Corp.                           9,040         130,176
   Parkway Properties, Inc./MD                           2,540         127,025
   National Health Investors, Inc.                       4,340         121,824
   MFA Mortgage Investments, Inc.+                      15,250         113,613
   Trammell Crow Co.*                                    4,380         106,171
   Pennsylvania Real Estate
      Investment Trust+                                  1,990          94,525
   Meristar Hospitality Corp.*                           9,630          82,818
   Luminent Mortgage Capital, Inc.                       7,070          76,285
   Arbor Realty Trust, Inc.                              2,370          68,019
   Bedford Property Investors, Inc.                      2,700          62,154
   Capital Automotive REIT                               1,460          55,728
   BioMed Realty Trust, Inc.                             2,180          51,993
   Saxon Capital, Inc.                                   2,720          46,430
   Realty Income Corp.+                                  1,670          41,817
   Essex Property Trust, Inc.                              500          41,530
   CB Richard Ellis Group,
      Inc. -- Class A*+                                    700          30,702
   Capstead Mortgage Corp.+                              3,580          29,642
   Equity Inns, Inc.                                     1,690          22,477
   HomeBanc Corp./Atlanta GA                             2,300          20,907
   Newcastle Investment Corp.                              680          20,502
   New Century Financial Corp.                             370          19,037
   Equity Lifestyle Properties, Inc.                       420          16,699
                                                                 -------------
TOTAL REAL ESTATE                                                    3,260,361
                                                                 -------------
   BANKS 4.8%
   Pacific Capital Bancorp                               4,610         170,939
   SVB Financial Group*+                                 3,470         166,213
   First Bancorp Puerto Rico                             3,870         155,380
   Central Pacific Financial Corp. Co.                   4,110         146,316
   Provident Bankshares Corp.                            4,550         145,190
   Umpqua Holding Corp.                                  6,140         144,536
   Greater Bay Bancorp                                   5,459         143,954
   Hancock Holding Co.                                   4,140         142,416

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   FNB Corp.+                                            7,220   $     141,873
   TrustCo Bank Corp./NY                                10,680         139,481
   MB Financial Corp.                                    3,450         137,413
   First Republic Bank                                   3,720         131,428
   Cathay General Bancorp                                3,900         130,923
   First Financial Bancorp                               6,530         123,417
   Community Bank System, Inc.                           4,850         118,291
   PrivateBancorp, Inc.                                  3,040         107,555
   Hanmi Financial Corp.                                 5,590          93,353
   United Bankshares, Inc.                               2,590          92,230
   Citizens Banking Corp./MI                             2,580          77,968
   First Midwest Bancorp, Inc./IL+                       1,920          67,526
   UCBH Holdings, Inc.                                   3,740          60,738
   Oriental Financial Group                              3,530          53,868
   Center Financial Corp.                                2,050          50,902
   First Community Bancorp/CA                            1,070          50,825
   Nara Bancorp, Inc.                                    3,410          50,059
   East-West Bancorp, Inc.                               1,260          42,323
   Prosperity Bancshares, Inc.                           1,120          32,043
                                                                 -------------
TOTAL BANKS                                                          2,917,160
                                                                 -------------
   THRIFTS & MORTGAGE FINANCE 2.4%
   Corus Bankshares, Inc.                                2,600         144,274
   FirstFed Financial Corp.*                             2,410         143,660
   Sterling Financial Corp./WA*                          3,720         139,128
   Harbor Florida Bancshares, Inc.                       3,660         137,030
   Commercial Capital Bancorp, Inc.                      7,920         132,343
   Provident Financial Services, Inc.                    7,120         125,098
   Flagstar Bancorp, Inc.                                6,410         121,341
   NetBank, Inc.                                         8,550          79,686
   MAF Bancorp, Inc.                                     1,590          67,782
   Dime Community Bancshares                             3,920          59,584
   Kearny Financial Corp.*                               4,020          47,436
   R&G Financial Corp. -- Class B                        2,640          46,702
   Downey Financial Corp.                                  570          41,724
   Doral Financial Corp.                                 2,470          40,854
   Franklin Bank Corp./Houston TX*                       2,010          37,708
   Federal Agricultural Mortgage Corp.                   1,600          35,280
   BankAtlantic Bancorp,
      Inc. -- Class A                                    1,720          32,594
   W Holding Co., Inc.                                     420           4,292
                                                                 -------------
TOTAL THRIFTS & MORTGAGE FINANCE                                     1,436,516
                                                                 -------------
   INSURANCE 1.8%
   ProAssurance Corp.*                                   3,570         149,083
   LandAmerica Financial Group, Inc.                     2,490         147,831
   Danielson Holdings Corp.*                            10,090         122,795
   Selective Insurance Group, Inc.                       2,370         117,434
   Argonaut Group, Inc.*                                 4,470         103,212
   Triad Guaranty, Inc.*+                                1,640          82,640
   Zenith National Insurance Corp.+                      1,120          76,003
   Safety Insurance Group, Inc.                          1,930          65,157
   UICI+                                                 1,880          55,968

                                              See Notes to Financial Statements.


54 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Delphi Financial Group,
      Inc. -- Class A                                    1,028   $      45,386
   RLI Corp.                                             1,010          45,046
   Philadelphia Consolidated
      Holding Co.*                                         400          33,904
   AmerUs Group Co.+                                       400          19,220
                                                                 -------------
TOTAL INSURANCE                                                      1,063,679
                                                                 -------------
   CONSUMER FINANCE 0.6%
   CompuCredit Corp.*+                                   3,820         130,950
   World Acceptance Corp.*                               2,010          60,401
   ACE Cash Express, Inc.*+                              1,730          44,219
   Collegiate Funding Services LLC*                      2,720          39,658
   Advance America Cash Advance
      Centers, Inc.                                      2,210          35,360
   Cash America International, Inc.                      1,510          30,381
   Nelnet, Inc. -- Class A*                                320          10,646
   Asta Funding, Inc.                                      230           6,389
                                                                 -------------
TOTAL CONSUMER FINANCE                                                 358,004
                                                                 -------------
   CAPITAL MARKETS 0.6%
   MCG Capital Corp.                                     6,420         109,654
   Investment Technology Group, Inc.*                    4,590          96,482
   Calamos Asset Management,
      Inc. -- Class A                                    1,980          53,935
   Affiliated Managers Group*+                             480          32,798
   Gabelli Asset Management,
      Inc. -- Class A                                      560          24,746
   MarketAxess Holdings, Inc.*                           1,460          16,498
   LaBranche & Co., Inc.*                                1,920          12,096
   optionsXpress Holdings, Inc.+                           470           7,144
                                                                 -------------
TOTAL CAPITAL MARKETS                                                  353,353
                                                                 -------------
   DIVERSIFIED FINANCIALS 0.1%
   Nasdaq Stock Market, Inc.*                            2,960          55,826
   Archipelago Holdings, Inc.*                             200           7,798
                                                                 -------------
TOTAL DIVERSIFIED FINANCIALS                                            63,624
                                                                 -------------
TOTAL FINANCIALS                                                     9,452,697
                                                                 -------------
INFORMATION TECHNOLOGY 12.7%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.1%
   Varian Semiconductor Equipment
      Associates, Inc.*+                                 4,270         157,990
   Cymer, Inc.*+                                         5,260         138,601
   Micrel, Inc.*+                                       11,500         132,480
   OmniVision Technologies, Inc.*+                       9,450         128,425
   Sigmatel, Inc.*                                       6,100         104,676
   MKS Instruments, Inc.*+                               6,040         102,016
   Photronics, Inc.*+                                    4,200          98,028
   ON Semiconductor Corp.*+                             20,550          94,530
   Tessera Technologies, Inc.*                           2,620          87,534
   Silicon Image, Inc.*                                  7,940          81,464
   Microsemi Corp.*                                      3,550          66,740
   ATMI, Inc.*                                           2,280          66,143
   IXYS Corp.*                                           4,550          64,519

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   ADE Corp.*                                            1,860   $      52,173
   MIPS Technology, Inc.*                                7,060          50,832
   Diodes, Inc.*                                         1,460          45,552
   FEI Co.*                                              1,890          43,111
   Power Integrations, Inc.*                             1,630          35,159
   Cypress Semiconductor Corp.*                          2,700          33,993
   Brooks Automation, Inc.*+                             2,250          33,413
   RF Micro Devices, Inc.*                               5,300          28,779
   Axcelis Technologies, Inc.*                           4,140          28,400
   Rambus, Inc.*                                         2,050          27,429
   Silicon Laboratories, Inc.*                           1,040          27,258
   Skyworks Solutions, Inc.*+                            3,610          26,606
   Credence Systems Corp.*                               2,600          23,530
   PMC - Sierra, Inc.*                                   2,050          19,127
   Amkor Technology, Inc.*                               4,230          19,035
   Atmel Corp.*                                          8,030          19,031
   Silicon Storage Technology, Inc.*                     4,030          16,201
   LTX Corp.*                                            2,370          11,755
   Conexant Systems, Inc.*                               4,780           7,696
   Lattice Semiconductor Corp.*                            980           4,351
                                                                 -------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                           1,876,577
                                                                 -------------
   SOFTWARE 2.5%
   Macrovision Corp.*+                                   6,080         137,043
   Kronos, Inc./MA*                                      3,280         132,479
   Transaction Systems Architects,
      Inc. -- Class A*+                                  4,870         119,948
   Internet Security Systems, Inc.*                      5,580         113,218
   Epicor Software Corp.*+                               7,930         104,676
   MicroStrategy, Inc. -- Class A*                       1,800          95,472
   Ansys, Inc.*+                                         2,150          76,347
   Borland Software Corp.*                               9,140          62,700
   Micros Systems, Inc.*                                 1,370          61,308
   Parametric Technology Corp.*                          9,510          60,674
   Altiris, Inc.*                                        3,920          57,546
   Verity, Inc.*                                         5,640          49,463
   Quest Software, Inc.*+                                3,240          44,161
   Take-Two Interactive Software, Inc.*+                 1,660          42,247
   TIBCO Software, Inc.*                                 6,020          39,371
   Salesforce.com, Inc.*                                 1,480          30,310
   SS&C Technologies Co.                                   940          29,779
   Quality Systems, Inc.*                                  590          27,954
   THQ, Inc.*+                                             930          27,221
   Intervideo, Inc.*                                     1,890          27,178
   Advent Software, Inc.*                                1,240          25,122
   RSA Security, Inc.*                                   1,890          21,697
   InterVoice, Inc.*                                     2,240          19,331
   Vasco Data Security International*                    1,890          18,333
   Mentor Graphics Corp.*                                1,690          17,323
   Filenet Corp.*                                          680          17,095
   Progress Software Corp.*                                390          11,759

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Serena Software, Inc.*                                  260   $       5,018
                                                                 -------------
TOTAL SOFTWARE                                                       1,474,773
                                                                 -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.8%
   Anixter International, Inc.*                          4,010         149,052
   Coherent, Inc.*                                       4,030         145,120
   Paxar Corp.*                                          6,010         106,677
   Electro Scientific Industries, Inc.*                  5,310          94,943
   Agilsys, Inc.                                         5,310          83,367
   CTS Corp.                                             6,780          83,326
   Littelfuse, Inc.*                                     2,200          61,270
   TTM Technologies, Inc.*                               7,620          57,988
   Rofin-Sinar Technologies, Inc.*                       1,630          53,464
   Benchmark Electronics, Inc.*                          1,630          49,584
   Global Imaging Systems, Inc.*                         1,330          42,374
   International DisplayWorks, Inc.*                     4,780          38,240
   MTS Systems Corp.                                     1,070          35,931
   Trimble Navigation Ltd.*+                               680          26,500
   Metrologic Instruments, Inc.*                         1,990          24,955
   Itron, Inc.*                                            520          23,234
   Lexar Media, Inc.*                                    2,340          11,489
   Fargo Electronics, Inc.*                                420           8,396
   Scansource, Inc.*                                       100           4,294
   Taser International, Inc.*+                             420           4,217
                                                                 -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             1,104,421
                                                                 -------------
   COMMUNICATIONS EQUIPMENT 1.6%
   CommScope, Inc.*+                                     7,340         127,790
   Symmetricom, Inc.*                                    8,560          88,767
   Sycamore Networks, Inc.*                             25,560          88,182
   Extreme Networks, Inc.*+                             20,630          84,583
   Netgear, Inc.*+                                       4,120          76,632
   Comtech Telecommunications
      Corp.*+                                            2,140          69,828
   Ixia*                                                 3,060          59,486
   Black Box Corp.                                       1,600          56,640
   Harmonic, Inc.*                                      10,600          51,198
   Tekelec*                                              2,960          49,728
   ADTRAN, Inc.                                          1,950          48,341
   3Com Corp.*                                          12,650          46,046
   Westell Technologies,
      Inc. -- Class A*                                   5,040          30,139
   Utstarcom, Inc.*                                      3,970          29,735
   Avocent Corp.*                                          810          21,173
   EndWave Corp.*                                          360          17,136
   F5 Networks, Inc.*+                                     310          14,643
   Arris Group, Inc.*                                    1,500          13,065
   Ditech Communications Corp.*                            750           4,868
                                                                 -------------
TOTAL COMMUNICATIONS EQUIPMENT                                         977,980
                                                                 -------------
   INTERNET SOFTWARE & SERVICES 1.5%
   InfoSpace, Inc.*                                      4,490         147,856
   EarthLink, Inc.*                                     16,970         146,960
   United Online, Inc.                                  10,160         110,337
   Equinix, Inc.*                                        2,370         102,716

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Websense, Inc.*                                       2,050   $      98,502
   j2 Global Communications, Inc.*                       2,050          70,602
   Digital River, Inc.*+                                 2,110          66,992
   Jupitermedia Corp.*+                                  3,330          57,043
   DoubleClick, Inc.*+                                   4,670          39,181
   Bankrate, Inc.*                                       1,720          34,624
   Travelzoo, Inc.*                                        420          13,789
   Click Commerce, Inc.*                                   200           4,594
   Online Resources Corp.*                                 360           4,072
                                                                 -------------
TOTAL INTERNET SOFTWARE & SERVICES                                     897,268
                                                                 -------------
   COMPUTERS & PERIPHERALS 1.1%
   Intergraph Corp.*+                                    4,140         142,665
   Hutchinson Technology, Inc.*                          3,220         124,002
   Brocade Communications Systems,
      Inc.*+                                            24,020          93,198
   Komag, Inc.*+                                         2,520          71,492
   Emulex Corp.*+                                        3,670          67,014
   PalmOne, Inc.*                                        2,070          61,624
   McData Corp. -- Class A*                             13,570          54,280
   Gateway, Inc.*+                                      10,460          34,518
   Synaptics, Inc.*                                      1,320          28,195
   Adaptec, Inc.*                                        1,590           6,169
                                                                 -------------
TOTAL COMPUTERS & PERIPHERALS                                          683,157
                                                                 -------------
   IT CONSULTING & SERVICES 1.1%
   CSG Systems International, Inc.*                      7,560         143,489
   MAXIMUS, Inc.                                         3,550         125,279
   Perot Systems Corp. -- Class A*                       4,540          64,559
   Mantech International
      Corp. -- Class A*                                  1,460          45,318
   Infocrossing, Inc.*+                                  3,450          43,021
   BISYS Group, Inc.*                                    2,840          42,429
   Talx Corp.                                            1,400          40,474
   Sapient Corp.*+                                       5,090          40,364
   Acxiom Corp.                                          1,560          32,573
   CACI International, Inc. -- Class A*+                   410          25,896
   iPayment Holdings, Inc.*                                450          16,434
   infoUSA, Inc. -- Class B*                             1,200          14,040
   RightNow Technologies, Inc.*                            490           5,890
   Kanbay International, Inc.*                             160           3,698
                                                                 -------------
TOTAL IT CONSULTING & SERVICES                                         643,464
                                                                 -------------
TOTAL INFORMATION TECHNOLOGY                                         7,657,640
                                                                 -------------
CONSUMER DISCRETIONARY 11.6%
   SPECIALTY RETAIL 3.1%
   Charming Shoppes, Inc.*+                             15,780         147,227
   Aaron Rents, Inc.                                     5,800         144,362
   Genesco, Inc.*                                        3,730         138,346
   Guitar Center, Inc.*+                                 1,930         112,654
   Sonic Automotive, Inc.                                5,280         112,253
   United Auto Group, Inc.                               3,660         109,068
   Stein Mart, Inc.                                      4,710         103,620
   Pantry, Inc.*                                         2,670         103,409

                                              See Notes to Financial Statements.


56 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Group 1 Automotive, Inc.*                             3,860   $      92,794
   CSK Auto Corp.*                                       5,110          85,235
   HOT Topic, Inc.*                                      4,070          77,818
   Cato Corp. -- Class A                                 3,670          75,786
   Too, Inc.*+                                           2,940          68,708
   Buckle, Inc.                                          1,430          63,406
   Children's Place Retail Stores, Inc.*                 1,330          62,071
   Movie Gallery, Inc.                                   2,150          56,825
   Finish Line, Inc. -- Class A                          2,880          54,490
   Guess ?, Inc.*                                        2,980          49,408
   Build-A-Bear Workshop, Inc.*+                         1,660          38,927
   Hibbett Sporting Goods, Inc.*+                        1,000          37,840
   Electronics Boutique Holdings Corp.*                    590          37,459
   Cache, Inc.*                                          1,790          29,750
   Payless Shoesource, Inc.*+                            1,310          25,152
   Select Comfort Corp.*                                   980          21,001
   GameStop Corp. -- Class B*                              290           8,671
   Burlington Coat Factory
      Warehouse Corp.                                      130           5,543
   Regis Corp.                                             100           3,908
                                                                 -------------
TOTAL SPECIALTY RETAIL                                               1,865,731
                                                                 -------------
   HOTELS RESTAURANTS & LEISURE 2.5%
   CEC Entertainment, Inc.*                              3,920         164,993
   Shuffle Master, Inc.*                                 5,070         142,112
   CKE Restaurants, Inc.+                                8,470         117,902
   Jack in the Box, Inc.*                                3,030         114,898
   P.F. Chang's China Bistro, Inc.*                      1,660          97,907
   Landry's Restaurants, Inc.                            3,010          90,571
   Steak n Shake Co.*                                    4,650          86,583
   Ameristar Casinos, Inc.                               3,090          80,618
   Six Flags, Inc.*+                                    17,250          80,212
   Papa John's International, Inc.*                      1,980          79,141
   Vail Resorts, Inc.*                                   2,720          76,432
   Sunterra Corp.*                                       3,600          58,356
   Argosy Gaming Co.*                                    1,070          49,873
   IHOP Corp.                                            1,040          45,126
   Bluegreen Corp.*                                      2,540          44,221
   Sonic Corp.*+                                         1,170          35,720
   Krispy Kreme Doughnuts, Inc.*+                        4,979          34,654
   Multimedia Games, Inc.*+                              1,620          17,836
   Domino's Pizza, Inc.                                    680          15,137
   Monarch Casino & Resort, Inc.*                          680          14,987
   Red Robin Gourmet Burgers, Inc.*                        230          14,255
   Gaylord Entertainment Co.*                              230          10,693
   Penn National Gaming, Inc.*+                            160           5,840
   Boyd Gaming Corp.+                                      100           5,113
                                                                 -------------
TOTAL HOTELS RESTAURANTS & LEISURE                                   1,483,180
                                                                 -------------
   MEDIA 1.7%
   Journal Register Co.*                                 7,570         132,551
   Reader's Digest Association, Inc.                     6,430         106,095
   Cumulus Media, Inc. -- Class A*                       8,920         105,077
   RCN Corp.*                                            4,230          97,671

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Emmis Communications
      Corp. -- Class A*+                                 5,330   $      94,181
   Citadel Broadcasting Corp.*                           8,100          92,745
   Entravision Communications
      Corp. -- Class A*                                  9,160          71,356
   Lin TV Corp. -- Class A*+                             5,020          69,728
   Playboy Enterprises, Inc. -- Class B*                 3,720          48,137
   RH Donnelley Corp.*+                                    690          42,766
   Sinclair Broadcast Group,
      Inc. -- Class A                                    4,680          42,494
   ProQuest Co.*                                         1,040          34,102
   Insight Communications Co., Inc.*                     2,880          31,824
   Cox Radio Inc. -- Class A*                            1,790          28,192
   Primedia, Inc.*                                       4,280          17,334
   Gemstar-TV Guide International, Inc.*                 3,940          14,145
   Catalina Marketing Corp.                                360           9,148
                                                                 -------------
TOTAL MEDIA                                                          1,037,546
                                                                 -------------
   HOUSEHOLD DURABLES 1.5%
   Yankee Candle Co., Inc.                               5,010         160,821
   Champion Enterprises, Inc.*                          13,570         134,886
   WCI Communities, Inc.*                                4,180         133,886
   Brookfield Homes Corp.                                2,690         122,664
   Levitt Corp. -- Class A                               3,020          90,358
   Interface, Inc. -- Class A*                           8,160          65,688
   William Lyon Homes, Inc.*+                              651          63,154
   Maytag Corp.                                          2,540          39,776
   Blount International, Inc.*                           1,890          31,544
   Technical Olympic USA, Inc.                             630          15,296
   Beazer Homes USA, Inc.+                                 240          13,716
   Meritage Homes Corp.*                                    50           3,975
                                                                 -------------
TOTAL HOUSEHOLD DURABLES                                               875,764
                                                                 -------------
   TEXTILES & APPAREL 0.6%
   K-Swiss, Inc. -- Class A                              3,380         109,309
   Phillips-Van Heusen Corp.                             3,160         103,300
   Oxford Industries, Inc.                               1,010          43,480
   Quiksilver, Inc.*+                                    2,710          43,306
   Wolverine World Wide, Inc.                            1,560          37,456
   Deckers Outdoor Corp.*+                                 660          16,236
   Carter's, Inc.*                                          70           4,087
   Charles & Colvard Ltd.                                  160           3,928
                                                                 -------------
TOTAL TEXTILES & APPAREL                                               361,102
                                                                 -------------
   INTERNET & CATALOG RETAIL 0.5%
   Coldwater Creek, Inc.*+                               3,740          93,163
   Stamps.com, Inc.*                                     2,990          56,063
   Audible, Inc.*                                        2,080          36,130
   Nutri/System, Inc.*                                   2,370          34,981
   1-800-FLOWERS.com, Inc.*                              4,230          29,779
   Priceline.com, Inc.*+                                 1,090          25,430
                                                                 -------------
TOTAL INTERNET & CATALOG RETAIL                                        275,546
                                                                 -------------
   COMMERCIAL SERVICES & SUPPLIES 0.4%
   Sotheby's Holdings, Inc. -- Class A*                  6,770          92,749

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Jackson Hewitt Tax Service, Inc.                      2,400   $      56,736
   DeVry, Inc.*                                          2,310          45,969
   Corinthian Colleges, Inc.*                            3,510          44,823
                                                                 -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   240,277
                                                                 -------------
   LEISURE EQUIPMENT & PRODUCTS 0.3%
   Jakks Pacific, Inc.*                                  4,650          89,327
   SCP Pool Corp.                                        1,220          42,810
   Callaway Golf Co.                                     2,110          32,557
   Nautilus, Inc.                                          330           9,405
                                                                 -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                     174,099
                                                                 -------------
   AUTOMOBILES 0.3%
   Winnebago Industries, Inc.                            4,450         145,737
   Thor Industries, Inc.                                   730          22,944
                                                                 -------------
TOTAL AUTOMOBILES                                                      168,681
                                                                 -------------
   AUTO COMPONENTS 0.2%
   ArvinMeritor, Inc.                                    2,440          43,408
   Goodyear Tire & Rubber Co.*+                          2,490          37,101
   Visteon Corp.                                         4,940          29,788
   Exide Technologies*                                   3,820          18,527
   LKQ Corp.*                                              520          14,118
                                                                 -------------
TOTAL AUTO COMPONENTS                                                  142,942
                                                                 -------------
   MULTILINE RETAIL 0.2%
   ShopKo Stores, Inc.*                                  3,967          96,438
   Big Lots, Inc.*                                       1,530          20,257
   99 Cents Only Stores*                                 1,560          19,827
                                                                 -------------
TOTAL MULTILINE RETAIL                                                 136,522
                                                                 -------------
   HEALTH CARE PROVIDERS & SERVICES 0.2%
   Alderwoods Group, Inc.*                               7,290         104,757
                                                                 -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 104,757
                                                                 -------------
   DISTRIBUTORS 0.1%
   Building Material Holding Corp.                       1,290          89,384
                                                                 -------------
TOTAL DISTRIBUTORS                                                      89,384
                                                                 -------------
TOTAL CONSUMER DISCRETIONARY                                         6,955,531
                                                                 -------------
INDUSTRIALS 10.2%
   COMMERCIAL SERVICES & SUPPLIES 2.3%
   Resources Connection, Inc.*+                          6,490         150,763
   Brady Corp. -- Class A+                               4,640         143,840
   NCO Group, Inc.*                                      5,110         110,529
   Korn/Ferry International, Inc.*+                      5,410          96,028
   Kelly Services, Inc.                                  3,310          94,798
   Imagistics International, Inc.*                       3,010          84,280
   FTI Consulting, Inc.*                                 3,840          80,256
   Navigant Consulting, Inc.*                            4,000          70,640
   Mine Safety Appliances Co.                            1,390          64,218
   DiamondCluster International,
      Inc. -- Class A*                                   5,500          62,150
   Portfolio Recovery Associates, Inc.*                  1,300          54,626
   Teletech Holdings, Inc.*                              6,590          53,709
   Heidrick & Struggles International,
      Inc.*                                              2,030          52,942

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Labor Ready, Inc.*                                    2,240   $      52,214
   John H. Harland Co.                                   1,170          44,460
   Rollins, Inc.                                         1,800          36,072
   Duratek, Inc.*                                        1,370          31,757
   Healthcare Services Group                             1,560          31,325
   CRA International, Inc.*                                400          21,540
   Mobile Mini, Inc.*                                      500          17,240
   Clean Harbors, Inc.*                                    680          14,742
   Waste Connections, Inc.*                                330          12,306
                                                                 -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 1,380,435
                                                                 -------------
   MACHINERY 2.0%
   Kennametal, Inc.+                                     3,560         163,226
   Watts Industries, Inc. -- Class A                     4,060         135,969
   Wabash National Corp.                                 5,490         133,023
   Gardner Denver, Inc.*                                 2,950         103,486
   Mueller Industries, Inc.                              3,730         101,083
   JLG Industries, Inc.                                  3,450          94,806
   Barnes Group, Inc.                                    2,810          93,011
   Actuant Corp. -- Class A*                             1,760          84,374
   Tecumseh Products Co. -- Class A                      1,550          42,532
   Toro Co.+                                             1,100          42,471
   Terex Corp.*                                          1,050          41,370
   Middleby Corp.*                                         680          35,945
   Titan International, Inc.                             2,410          33,692
   EnPro Industries, Inc.*                               1,030          29,736
   ESCO Technologies, Inc.*+                               270          27,216
   Wabtec Corp.                                          1,040          22,339
   Dynamic Materials Corp.                                 420          16,250
   Joy Global, Inc.                                        270           9,069
   Bucyrus International, Inc. -- Class A                  130           4,937
   Sun Hydraulics Corp.                                    130           4,731
                                                                 -------------
TOTAL MACHINERY                                                      1,219,266
                                                                 -------------
   AEROSPACE & DEFENSE 1.4%
   Armor Holdings, Inc.*                                 4,000         158,440
   DRS Technologies, Inc.                                2,080         106,662
   Triumph Group, Inc.*                                  2,920         101,499
   Moog, Inc. -- Class A*                                2,870          90,376
   Aviall, Inc.*                                         2,820          89,084
   United Industrial Corp./NY                            1,790          63,975
   Innovative Solutions & Support, Inc.*                 1,630          54,719
   Cubic Corp.                                           2,870          50,914
   Esterline Technologies Corp.*                           860          34,469
   EDO Corp.                                             1,000          29,910
   Be Aerospace, Inc.*                                   1,710          26,727
   Teledyne Technologies, Inc.*                            750          24,435
   Ionatron, Inc.*                                       2,440          20,960
                                                                 -------------
TOTAL AEROSPACE & DEFENSE                                              852,170
                                                                 -------------
   ELECTRICAL EQUIPMENT 1.0%
   Genlyte Group, Inc.*+                                 3,090         150,607
   Woodward Governor Co.                                 1,610         135,288
   A.O. Smith Corp.                                      3,090          82,534
   Artesyn Technologies, Inc.*                           6,570          57,159

                                              See Notes to Financial Statements.


58 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   II-Vi, Inc.*+                                         2,900   $      53,331
   General Cable Corp.*                                  3,346          49,621
   Thomas & Betts Corp.*                                 1,480          41,795
   GrafTech International Ltd.*                          3,060          13,158
   Energy Conversion Devices, Inc.*                        550          12,309
                                                                 -------------
TOTAL ELECTRICAL EQUIPMENT                                             595,802
                                                                 -------------
   BUILDING PRODUCTS 0.8%
   Lennox International, Inc.                            6,900         146,073
   York International Corp.+                             3,639         138,282
   NCI Building Systems, Inc.*                           3,840         125,952
   ElkCorp                                               2,860          81,653
                                                                 -------------
TOTAL BUILDING PRODUCTS                                                491,960
                                                                 -------------
   ROAD & RAIL 0.7%
   Arkansas Best Corp.                                   3,790         120,560
   Old Dominion Freight Line, Inc.*                      2,720          72,978
   Amerco, Inc.*                                         1,190          63,724
   Kansas City Southern*                                 3,000          60,540
   Swift Transportation Co., Inc.*+                      1,720          40,059
   Overnite Corp.                                          590          25,358
   Laidlaw International, Inc.*                            600          14,460
                                                                 -------------
TOTAL ROAD & RAIL                                                      397,679
                                                                 -------------
   CONSTRUCTION & ENGINEERING 0.6%
   Washington Group International, Inc.*+                3,030         154,894
   Shaw Group, Inc.*+                                    5,470         117,660
   EMCOR Group, Inc.*                                    1,500          73,350
   URS Corp.*                                              650          24,277
                                                                 -------------
TOTAL CONSTRUCTION & ENGINEERING                                       370,181
                                                                 -------------
   TRADING COMPANIES & DISTRIBUTORS 0.6%
   Applied Industrial Technologies, Inc.                 3,225         104,135
   GATX Corp.+                                           2,890          99,705
   Watsco, Inc.                                          2,160          92,016
   WESCO International, Inc.*+                           1,660          52,091
                                                                 -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 347,947
                                                                 -------------
   AIRLINES 0.3%
   Alaska Air Group, Inc.*+                              2,600          77,350
   Mesa Air Group, Inc.*+                                5,560          37,308
   AirTran Holdings, Inc.*                               2,800          25,844
   Delta Air Lines, Inc.*                                2,830          10,641
   Northwest Airlines Corp.*                             1,690           7,706
                                                                 -------------
TOTAL AIRLINES                                                         158,849
                                                                 -------------
   INDUSTRIAL CONGLOMERATES 0.2%
   Walter Industries, Inc.+                              1,740          69,948
   Tredegar Corp.                                        3,367          52,525
                                                                 -------------
TOTAL INDUSTRIAL CONGLOMERATES                                         122,473
                                                                 -------------
   AIR FREIGHT & COURIERS 0.2%
   Pacer International, Inc.*                            3,550          77,354
   HUB Group, Inc. -- Class A*                           1,370          34,319
                                                                 -------------
TOTAL AIR FREIGHT & COURIERS                                           111,673
                                                                 -------------
   MARINE 0.1%
   Kirby Corp.*                                          2,146          96,785
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

TOTAL MARINE                                                     $      96,785
                                                                 -------------
TOTAL INDUSTRIALS                                                    6,145,220
                                                                 -------------
HEALTH CARE 9.0%
   HEALTH CARE EQUIPMENT & SUPPLIES 3.2%
   STERIS Corp.                                          6,660         171,628
   Sybron Dental Specialties, Inc.*                      4,390         165,152
   Intermagnetics General Corp.*                         4,530         139,343
   Advanced Neuromodulation Systems,
      Inc.*                                              3,450         136,896
   Conmed Corp.*                                         4,340         133,542
   Haemonetics Corp./MA*                                 3,060         124,358
   West Pharmaceutical Services, Inc.                    4,370         122,578
   Intuitive Surgical, Inc.*                             2,390         111,470
   Varian, Inc.*                                         2,550          96,364
   Hologic, Inc.*                                        2,360          93,810
   Mentor Corp.+                                         2,020          83,790
   Immucor, Inc.*+                                       2,860          82,797
   Ventana Medical Systems, Inc.*                        1,500          60,345
   Palomar Medical Technologies, Inc.*                   2,460          58,843
   Laserscope*                                           1,380          57,187
   Molecular Devices Corp.*                              2,530          54,724
   Thoratec Corp.*                                       2,930          44,946
   Align Technology, Inc.*                               5,610          41,346
   SonoSite, Inc.*                                       1,290          40,042
   Biosite, Inc.*                                          720          39,593
   Cantel Medical Corp.*                                 2,080          34,029
   Aspect Medical Systems, Inc.*                           980          29,145
   DJ Orthopedics, Inc.*                                   550          15,086
                                                                 -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               1,937,014
                                                                 -------------
   BIOTECHNOLOGY 2.6%
   United Therapeutics Corp.*+                           2,900         139,780
   Serologicals Corp.*+                                  6,330         134,512
   Exelixis, Inc.*                                      12,720          94,510
   Cubist Pharmaceuticals, Inc.*                         6,990          92,058
   Vertex Pharmaceuticals, Inc.*                         5,020          84,537
   Medarex, Inc.*+                                       9,990          83,217
   Myriad Genetics, Inc.*                                5,290          82,788
   Enzo Biochem, Inc.*                                   4,270          76,561
   Pharmion Corp.*                                       2,790          64,756
   Zymogenetics, Inc.*                                   3,650          64,240
   Rigel Pharmaceuticals, Inc.*                          3,160          62,947
   Vicuron Pharmaceuticals, Inc.*+                       2,240          62,496
   Keryx Biopharmaceuticals, Inc.*                       4,390          57,948
   Genitope Corp.*                                       4,390          56,368
   Enzon Pharmaceuticals, Inc.*                          8,110          52,553
   Geron Corp.*                                          5,870          45,434
   Senomyx, Inc.*                                        2,670          44,082
   Renovis, Inc.*                                        2,600          39,702
   Transkaryotic Therapies, Inc.*+                       1,060          38,775
   Albany Molecular Research, Inc.*                      2,050          28,700
   Neurocrine Biosciences, Inc.*                           650          27,339
   Eyetech Pharmaceuticals, Inc.*                        1,920          24,269

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Ligand Pharmaceuticals,
      Inc. -- Class B*+                                  3,480   $      24,186
   Northfield Laboratories, Inc.*                        1,630          23,325
   Martek Biosciences Corp.*                               590          22,391
   Digene Corp.*                                           590          16,331
   Progenics Pharmaceuticals, Inc.*                        730          15,228
   Onyx Pharmaceuticals, Inc.*                             330           7,880
   Alkermes, Inc.*                                         420           5,552
                                                                 -------------
TOTAL BIOTECHNOLOGY                                                  1,572,465
                                                                 -------------
   HEALTH CARE PROVIDERS & SERVICES 2.2%
   Kindred Healthcare, Inc.*                             3,730         147,745
   Chemed Corp.                                          3,520         143,898
   Magellan Health Services, Inc.*                       3,980         140,534
   Apria Healthcare Group, Inc.*                         2,940         101,842
   Genesis HealthCare Corp.*                             2,110          97,651
   Per-Se Technologies, Inc.*                            3,990          83,870
   Pediatrix Medical Group, Inc.*+                       1,040          76,482
   Ventiv Health, Inc.*                                  3,790          73,071
   WellCare Health Plans, Inc.*+                         1,830          64,983
   Centene Corp.*                                        1,710          57,422
   Owens & Minor, Inc.                                   1,560          50,466
   The Trizetto Group, Inc.*                             3,160          44,272
   American Retirement Corp.*                            2,600          38,012
   American Healthways, Inc.*+                             750          31,702
   Sierra Health Services, Inc.*+                          440          31,442
   Parexel International Corp.*                          1,460          28,981
   Odyssey HealthCare, Inc.*                             1,680          24,226
   Hanger Orthopedic Group, Inc.*                        4,090          20,614
   Beverly Enterprises, Inc.*                            1,300          16,562
   AMN Healthcare Services, Inc.*                          880          13,226
   Computer Programs & Systems, Inc.                       330          12,299
   Allscripts Healthcare Solutions Inc.*                   650          10,796
   LCA-Vision, Inc.                                         70           3,392
                                                                 -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               1,313,488
                                                                 -------------
   PHARMACEUTICALS 1.0%
   Par Pharmaceutical Cos., Inc.*+                       3,920         124,695
   Andrx Corp.*                                          5,820         118,204
   Connetics Corp.*+                                     6,429         113,408
   KV Pharmaceutical Co.*                                5,580          93,465
   First Horizon Pharmaceutical Corp.*                   2,880          54,835
   MGI Pharma, Inc.*                                     1,400          30,464
   Hi-Tech Pharmacal Co., Inc.*                            940          29,948
   Bone Care International, Inc.*                          750          24,727
   CNS, Inc.                                             1,070          24,450
                                                                 -------------
TOTAL PHARMACEUTICALS                                                  614,196
                                                                 -------------
TOTAL HEALTH CARE                                                    5,437,163
                                                                 -------------
ENERGY 3.9%
   OIL & GAS 2.1%
   Cimarex Energy Co.*+                                  4,284         166,690
   Frontier Oil Corp.                                    3,030          88,931
   Cheniere Energy, Inc.*                                2,570          79,927
   USEC, Inc.                                            5,140          75,250

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Harvest Natural Resources, Inc.*                      6,840   $      74,761
   TransMontaigne, Inc.*                                 6,770          71,085
   Petroleum Development Corp.*                          2,140          68,159
   Berry Petroleum Co. -- Class A                        1,280          67,686
   Swift Energy Co.*                                     1,770          63,401
   Whiting Petroleum Corp.*                              1,720          62,453
   St. Mary Land & Exploration Co.                       2,080          60,278
   Resource America, Inc. -- Class A                     1,560          60,107
   Meridian Resource Corp.*                             11,580          55,352
   Holly Corp.                                           1,050          49,004
   KFX, Inc.*+                                           3,020          43,156
   Forest Oil Corp.*                                       980          41,160
   Comstock Resources, Inc.*                             1,370          34,647
   ATP Oil & Gas Corp.*                                  1,270          29,261
   Energy Partners Ltd.*                                 1,026          26,892
   Denbury Resources, Inc.*                                600          23,862
   Tesoro Corp.                                            350          16,282
   Vintage Petroleum, Inc.                                 430          13,102
                                                                 -------------
TOTAL OIL & GAS                                                      1,271,446
                                                                 -------------
   ENERGY EQUIPMENT & SERVICES 1.8%
   Cal Dive International, Inc.*+                        2,960         155,015
   Grey Wolf, Inc.*                                     17,080         126,563
   Lone Star Technologies, Inc.*+                        2,520         114,660
   NS Group, Inc.*                                       2,950          95,905
   Atwood Oceanics, Inc.*                                1,508          92,832
   Global Industries, Ltd.*                             10,130          86,105
   Veritas DGC, Inc.*                                    2,930          81,278
   Hydril*+                                              1,110          60,329
   Todco -- Class A*                                     2,160          55,447
   Offshore Logistics, Inc.*                             1,480          48,603
   Superior Energy Services*                             2,470          43,966
   Maverick Tube Corp.*+                                 1,400          41,720
   Pioneer Drilling Co.*                                 2,280          34,793
   Unit Corp.*+                                            500          22,005
                                                                 -------------
TOTAL ENERGY EQUIPMENT & SERVICES                                    1,059,221
                                                                 -------------
TOTAL ENERGY                                                         2,330,667
                                                                 -------------
MATERIALS 2.9%
   METALS & MINING 1.2%
   Reliance Steel & Aluminum Co.                         3,850         142,719
   Quanex Corp.                                          1,980         104,960
   AK Steel Holding Corp.*                              14,910          95,573
   Commercial Metals Co.                                 3,650          86,943
   Carpenter Technology Corp.                            1,390          72,002
   Cleveland-Cliffs, Inc.                                1,130          65,269
   Century Aluminum Co.*+                                2,040          41,616
   Aleris International, Inc.*                           1,500          33,825
   Oregon Steel Mills, Inc.*                             1,500          25,815
   Wheeling-Pittsburgh Corp.*                            1,590          24,454
   Hecla Mining Co.*+                                    4,810          21,934
   Allegheny Technologies, Inc.                            940          20,736
   Coeur d'Alene Mines Corp.*                            1,170           4,247
                                                                 -------------
TOTAL METALS & MINING                                                  740,093
                                                                 -------------

                                              See Notes to Financial Statements.


60 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   CHEMICALS 0.7%
   Georgia Gulf Corp.                                    2,410   $      74,831
   Westlake Chemical Corp.                               1,910          46,795
   FMC Corp.*                                              760          42,667
   Airgas, Inc.                                          1,710          42,186
   Cytec Industries, Inc.                                1,050          41,790
   W.R. Grace & Co.*+                                    4,980          38,794
   Ferro Corp.                                           1,920          38,131
   Minerals Technologies, Inc.+                            430          26,488
   Wellman, Inc.                                         1,890          19,259
   Olin Corp.                                              680          12,403
   Spartech Corp.                                          620          11,036
   Terra Industries, Inc.*                               1,040           7,082
   Great Lakes Chemical Corp.                              200           6,294
                                                                 -------------
TOTAL CHEMICALS                                                        407,756
                                                                 -------------
   CONTAINERS & PACKAGING 0.4%
   Silgan Holdings, Inc.                                 1,980         111,355
   Greif, Inc. -- Class A                                  750          45,825
   Crown Holdings, Inc.*                                 2,970          42,263
   AptarGroup, Inc.                                        830          42,164
                                                                 -------------
TOTAL CONTAINERS & PACKAGING                                           241,607
                                                                 -------------
   PAPER & FOREST PRODUCTS 0.4%
   Potlatch Corp.+                                       3,080         161,177
   Bowater, Inc.                                         1,460          47,260
                                                                 -------------
TOTAL PAPER & FOREST PRODUCTS                                          208,437
                                                                 -------------
   CONSTRUCTION MATERIALS 0.2%
   Eagle Materials, Inc.                                 1,500         138,885
                                                                 -------------
TOTAL CONSTRUCTION MATERIALS                                           138,885
                                                                 -------------
TOTAL MATERIALS                                                      1,736,778
                                                                 -------------
UTILITIES 2.2%
   GAS UTILITIES 0.9%
   Northwest Natural Gas Co.                             3,840         146,841
   Southwest Gas Corp.                                   5,510         140,560
   Laclede Group, Inc.                                   3,860         122,594
   South Jersey Industries, Inc.                           760          46,451
   Atmos Energy Corp.                                    1,500          43,200
   Southern Union Co.*+                                    781          19,170
   Energen Corp.                                           120           4,206
                                                                 -------------
TOTAL GAS UTILITIES                                                    523,022
                                                                 -------------
   ELECTRIC UTILITIES 0.8%
   IDACORP, Inc.+                                        5,110         156,519
   Cleco Corp.                                           6,550         141,284
   Sierra Pacific Resources*+                            5,970          74,327
   Otter Tail Power Co.                                  1,820          49,741
   PNM Resources, Inc.+                                  1,130          32,555
   Duquesne Light Holdings, Inc.+                        1,130          21,108
   El Paso Electric Co.*                                   680          13,906
                                                                 -------------
TOTAL ELECTRIC UTILITIES                                               489,440
                                                                 -------------
   MULTI-UTILITIES 0.4%
   NorthWestern Corp.                                    5,040         158,861

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Calpine Corp.*                                       18,180   $      61,812
   CMS Energy Corp.*+                                      960          14,458
                                                                 -------------
TOTAL MULTI-UTILITIES                                                  235,131
                                                                 -------------
   WATER UTILITIES 0.1%
   American States Water Co.                             3,120          91,634
                                                                 -------------
TOTAL WATER UTILITIES                                                   91,634
                                                                 -------------
TOTAL UTILITIES                                                      1,339,227
                                                                 -------------
CONSUMER STAPLES 1.9%
   FOOD PRODUCTS 0.8%
   Chiquita Brands International, Inc.+                  5,450         149,657
   Ralcorp Holdings, Inc.                                2,320          95,468
   Gold Kist, Inc.*                                      4,030          86,968
   Delta & Pine Land Co.                                 2,570          64,404
   Seaboard Corp.                                           30          49,920
   Lance, Inc.                                           2,040          35,108
   Hain Celestial Group, Inc.*                           1,720          33,540
                                                                 -------------
TOTAL FOOD PRODUCTS                                                    515,065
                                                                 -------------
   FOOD & DRUG RETAILING 0.5%
   Longs Drug Stores Corp.                               2,660         114,513
   Nash Finch Co.                                        1,170          42,986
   United Natural Foods, Inc.*                           1,070          32,496
   Spartan Stores, Inc.*                                 2,150          31,541
   Smart & Final, Inc.*                                  2,380          29,155
   Great Atlantic & Pacific Tea Co.*                       940          27,316
                                                                 -------------
TOTAL FOOD & DRUG RETAILING                                            278,007
                                                                 -------------
   PERSONAL PRODUCTS 0.3%
   Nu Skin Enterprises, Inc.                             3,770          87,841
   Playtex Products, Inc.*                               6,630          71,339
   Chattem, Inc.*                                        1,400          57,960
                                                                 -------------
TOTAL PERSONAL PRODUCTS                                                217,140
                                                                 -------------
   HOUSEHOLD PRODUCTS 0.2%
   Central Garden and Pet Co.*                           2,050         100,696
                                                                 -------------
TOTAL HOUSEHOLD PRODUCTS                                               100,696
                                                                 -------------
   BEVERAGES 0.1%
   Hansen Natural Corp.*                                   510          43,207
                                                                 -------------
TOTAL BEVERAGES                                                         43,207
                                                                 -------------
TOTAL CONSUMER STAPLES                                               1,154,115
                                                                 -------------
TELECOMMUNICATION SERVICES 1.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.7%
   Commonwealth Telephone Enterprises,
      Inc.                                               3,350         140,399
   Premiere Global Services, Inc.*                       7,310          82,530
   Iowa Telecommunications Services,
      Inc.                                               4,160          78,000
   Golden Telecom, Inc.+                                 2,010          61,667
   Level 3 Communications, Inc.*                         8,430          17,113
   Broadwing Corp.*                                      2,370          10,949
                                                                 -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           390,658
                                                                 -------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   WIRELESS TELECOMMUNICATION SERVICES 0.5%
   USA Mobility, Inc.*                                   3,560   $     104,522
   Ubiquitel, Inc.*                                      9,700          79,152
   SBA Communications Corp.*                             3,510          47,385
   Dobson Communications
      Corp. -- Class A*+                                10,890          46,391
   Alamosa Holdings, Inc.*+                              3,080          42,812
                                                                 -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                              320,262
                                                                 -------------
TOTAL TELECOMMUNICATION SERVICES                                       710,920
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $40,612,679)                                               42,919,958
                                                                 -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENTS 29.2%
Repurchase Agreement (Note 5)
  2.93% due 07/01/05                             $   3,888,811       3,888,811
  2.90% due 07/01/05++                               5,589,038       5,589,038
  2.85% due 07/01/05++                               8,101,209       8,101,209
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $17,579,058)                                               17,579,058
                                                                 -------------

SECURITIES LENDING COLLATERAL 8.0%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                               4,811,514       4,811,514
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,811,514)                                                 4,811,514
                                                                 -------------
TOTAL INVESTMENTS 108.5%
   (Cost $63,003,251)                                            $  65,310,530
                                                                 =============

LIABILITIES IN EXCESS
   OF OTHER ASSETS - (8.5)%                                      $  (5,133,641)
                                                                 =============

NET ASSETS - 100.0%                                              $  60,176,889

==============================================================================

                                                                    UNREALIZED
                                                                    GAIN(LOSS)
                                                     CONTRACTS        (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
September 2005 Russell 2000 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $14,736,100)                                   230   $      (7,030)
                                                                 =============

                                                         UNITS
                                                 -------------
EQUITY INDEX SWAP AGREEMENTS
August 2005 Russell 2000
  Index Swap,Maturing 08/24/05**
  (Notional Market Value
  $30,296,494)                                          47,363   $     581,032
September 2005 Russell 2000
  Index Swap, Maturing 09/14/05**
  (Notional Market Value
  $2,470,971)                                            3,863   $      39,142
                                                                 =============
(TOTAL NOTIONAL MARKET
   VALUE $32,767,465)                                            $     620,174
                                                                 =============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON RUSSELL 2000 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2005.

REIT - REAL ESTATE INVESTMENT TRUST.

                                              See Notes to Financial Statements.


62 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   INVERSE SMALL-CAP FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                          FACE           VALUE
                                                        AMOUNT        (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 39.7%
Fannie Mae*
  3.05% due 07/06/05                             $   1,000,000   $     999,576
Federal Home Loan Bank*
  3.05% due 07/06/05                                 1,000,000         999,576
Freddie Mac*
  3.05% due 07/06/05                                 1,000,000         999,577
                                                                 -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $2,998,729)                                                 2,998,729
                                                                 -------------

REPURCHASE AGREEMENTS 74.9%
Repurchase Agreement (Note 5)
  2.93% due 07/01/05                                 1,284,677       1,284,677
  2.90% due 07/01/05+                                1,810,697       1,810,697
  2.85% due 07/01/05                                 2,555,797       2,555,797
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $5,651,171)                                                 5,651,171
                                                                 -------------
TOTAL INVESTMENTS 114.6%
   (Cost $8,649,900)                                             $   8,649,900
                                                                 =============

LIABILITIES IN EXCESS
   OF OTHER ASSETS - (14.6)%                                     $  (1,102,014)
                                                                 =============

NET ASSETS - 100.0%                                              $   7,547,886

==============================================================================
                                                                    UNREALIZED
                                                                   GAIN (LOSS)
                                                     CONTRACTS        (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2005 Russell 2000 Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $3,203,500)                                  50   $     (92,328)
                                                                 =============

                                                         UNITS
                                                 -------------
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
August 2005 Russell 2000
  Index Swap, Maturing 08/24/05**
  (Notional Market Value
  $4,281,331)                                            6,693   $         174
                                                                 =============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON RUSSELL 2000 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2005.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                          FACE           VALUE
                                                        AMOUNT        (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 24.3%
Fannie Mae*
  3.00% due 07/01/05                             $   3,000,000   $   3,000,000
Farmer Mac*
  3.29% due 09/16/05                                 5,000,000       4,964,815
Federal Farm Credit Bank*
  3.13% due 07/13/05                                 3,000,000       2,996,870
Federal Home Loan Bank*
  3.10% due 07/08/05                                 3,000,000       2,998,192
Freddie Mac*
  3.10% due 07/05/05                                 3,000,000       2,998,967
                                                                 -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $16,958,844)                                               16,958,844
                                                                 -------------

U.S. TREASURY OBLIGATIONS 41.7%
U.S. Treasury Bond
  5.38% due 02/15/31                                24,497,000      29,036,600
                                                                 -------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $25,839,152)                                               29,036,600
                                                                 -------------

REPURCHASE AGREEMENTS 31.3%
Repurchase Agreement (Note 5)
  2.93% due 07/01/05                                 5,593,210       5,593,210
  2.90% due 07/01/05                                 5,084,736       5,084,736
  2.85% due 07/01/05                                11,127,395      11,127,395
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $21,805,341)                                               21,805,341
                                                                 -------------
TOTAL INVESTMENTS 97.3%
   (Cost $64,603,337)                                            $  67,800,785
                                                                 =============
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 2.7%                                            $   1,849,692
                                                                 =============
NET ASSETS - 100.0%                                              $  69,650,477

==============================================================================
                                                                    UNREALIZED
                                                                          GAIN
                                                     CONTRACTS        (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2005 U.S. Treasury Bond
  Futures Contracts
  (Aggregate Market Value of
  Contracts $79,533,750)                                   668   $     500,223
                                                                 =============

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

                                              See Notes to Financial Statements.


64 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   JUNO FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                          FACE           VALUE
                                                        AMOUNT        (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 46.1%
Fannie Mae*
  3.09% due 07/11/05                             $   7,000,000   $   6,993,992
Farmer Mac*
  3.00% due 07/13/05                                 5,000,000       4,995,000
Federal Farm Credit Bank*
  3.13% due 07/13/05                                 2,000,000       1,997,913
Federal Home Loan Bank*
  3.05% due 07/27/05                                 3,000,000       2,993,392
  3.10% due 07/08/05                                 2,000,000       1,998,794
                                                                 -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $18,979,091)                                               18,979,091
                                                                 -------------

                                                     CONTRACTS
                                                 -------------
OPTIONS PURCHASED 0.0%
Call Options on:
September 2005 U.S. Treasury Bond Index
   Futures Contracts Expiring September
   2005 with strike price of 1310                          160              --
                                                                 -------------
TOTAL OPTIONS PURCHASED
   (Cost $3,181)                                                            --
                                                                 -------------

                                                                        MARKET
                                                          FACE           VALUE
                                                        AMOUNT        (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 127.0%
Joint Repurchase Agreement (Note 5)
  2.93% due 07/01/05                             $   5,999,520   $   5,999,520
  2.90% due 07/01/05                                 5,454,109       5,454,109
  2.85% due 07/01/05                                11,935,728      11,935,728
Individual Repurchase Agreement
  Lehman Brothers, Inc. at
  2.00% due 07/01/05
  (Secured by U.S. Treasury
  Bonds, at rate of 5.38% and
  maturing 02/15/31 as collateral,
  with a Market Value of
  $29,523,897 and Maturity
  Value of $28,946,608)                             28,945,000      28,945,000
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $52,334,357)                                               52,334,357
                                                                 -------------
TOTAL INVESTMENTS 173.1%
   (Cost $71,316,629)                                            $  71,313,448
                                                                 =============

U.S. TREASURY OBLIGATIONS SOLD SHORT (68.9)%
U.S. Treasury Bond, at 5.38% due
   02/15/31                                         23,950,000     (28,388,234)
                                                                 -------------
TOTAL U.S. TREASURY OBLIGATIONS
   SOLD SHORT
   (Cost $27,633,650)                                              (28,388,234)
                                                                 -------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (4.2)%                                         $  (1,716,980)
                                                                 =============
NET ASSETS - 100.0%                                              $  41,208,234

==============================================================================
                                                                    UNREALIZED
                                                                          LOSS
                                                     CONTRACTS        (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2005 U.S. Treasury Bond
  Futures Contracts
  (Aggregate Market Value of
  Contracts $18,692,813)                                   157   $    (446,797)
                                                                 =============

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   LARGE-CAP EUROPE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 61.5%

FINANCIALS 21.2%
   BANKS 12.2%
   HSBC Holdings PLC -- SP ADR                          11,640   $     927,126
   Lloyds TSB Group  PLC -- SP ADR                      10,560         359,568
   ABN AMRO Holding NV -- SP ADR                        14,090         345,628
   Barclays  PLC -- SP ADR                               6,930         276,784
   Banco Santander Central Hispano
      SA -- SP ADR                                      20,610         238,664
   Banco Bilbao Vizcaya Argentaria
      SA -- SP ADR                                      14,790         227,174
                                                                 -------------
TOTAL BANKS                                                          2,374,944
                                                                 -------------
   CAPITAL MARKETS 5.4%
   UBS AG                                                7,140         555,849
   Credit Suisse Group -- SP ADR                         6,920         270,849
   Deutsche Bank AG                                      2,890         225,131
                                                                 -------------
TOTAL CAPITAL MARKETS                                                1,051,829
                                                                 -------------
   INSURANCE 2.0%
   AXA -- SP ADR                                         8,630         214,973
   Allianz AG -- SP ADR                                 15,970         182,857
                                                                 -------------
TOTAL INSURANCE                                                        397,830
                                                                 -------------
   DIVERSIFIED FINANCIALS 1.6%
   ING Groep NV -- SP ADR                               11,020         309,111
                                                                 -------------
TOTAL DIVERSIFIED FINANCIALS                                           309,111
                                                                 -------------
TOTAL FINANCIALS                                                     4,133,714
                                                                 -------------
ENERGY 12.4%
   OIL & GAS 12.4%
   BP PLC -- SP ADR                                     12,810         799,088
   Total SA -- SP ADR                                    4,150         484,927
   Royal Dutch Petroleum Co.                             7,020         455,598
   Shell Transport & Trading  Co.
      PLC -- SP ADR                                      7,360         427,322
   ENI-Ente Nazionale
      Idrocarburi -- SP ADR                              1,880         241,016
                                                                 -------------
TOTAL OIL & GAS                                                      2,407,951
                                                                 -------------
TOTAL ENERGY                                                         2,407,951
                                                                 -------------
HEALTH CARE 8.5%
   PHARMACEUTICALS 8.3%
   Novartis AG -- SP ADR                                12,840         609,130
   GlaxoSmithKline  PLC -- SP ADR                       11,650         565,141
   AstraZeneca  PLC -- SP ADR                            6,780         279,743
   Schering AG -- SP ADR                                 1,570          96,853
   Sanofi-Aventis SA -- ADR                              1,150          47,138
   Teva Pharmaceutical Industries
      Ltd. -- SP ADR                                       890          27,715
                                                                 -------------
TOTAL PHARMACEUTICALS                                                1,625,720
                                                                 -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.2%
   Alcon, Inc.                                             290          31,712
                                                                 -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  31,712
                                                                 -------------
TOTAL HEALTH CARE                                                    1,657,432
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 6.3%
   DIVERSIFIED TELECOMMUNICATION SERVICES 3.3%
   Telefonica SA                                         5,321   $     260,177
   Deutsche Telekom AG -- SP ADR                         9,290         171,122
   BT Group  PLC -- SP ADR                               2,550         106,080
   Telecom Italia  -- SP ADR                             3,050          95,496
                                                                 -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           632,875
                                                                 -------------
   WIRELESS TELECOMMUNICATION SERVICES 3.0%
   Vodafone Group  PLC -- SP ADR                        24,260         590,003
                                                                 -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                              590,003
                                                                 -------------
TOTAL TELECOMMUNICATION SERVICES                                     1,222,878
                                                                 -------------
CONSUMER STAPLES 4.2%
   FOOD PRODUCTS 2.5%
   Unilever NV                                           4,390         284,604
   Cadbury Schweppes
      PLC -- SP ADR                                      5,070         194,333
                                                                 -------------
TOTAL FOOD PRODUCTS                                                    478,937
                                                                 -------------
   BEVERAGES 1.7%
   Diageo PLC -- SP ADR                                  5,740         340,382
                                                                 -------------
TOTAL BEVERAGES                                                        340,382
                                                                 -------------
TOTAL CONSUMER STAPLES                                                 819,319
                                                                 -------------
INFORMATION TECHNOLOGY 3.0%
   COMMUNICATIONS EQUIPMENT 2.3%
   Nokia OYJ -- SP ADR                                  16,890         281,049
   Telefonaktiebolaget LM
      Ericsson -- SP ADR*                                5,280         168,696
                                                                 -------------
TOTAL COMMUNICATIONS EQUIPMENT                                         449,745
                                                                 -------------
   SOFTWARE 0.7%
   SAP AG -- SP ADR                                      2,960         128,168
                                                                 -------------
TOTAL SOFTWARE                                                         128,168
                                                                 -------------
TOTAL INFORMATION TECHNOLOGY                                           577,913
                                                                 -------------
CONSUMER DISCRETIONARY 1.8%
   AUTOMOBILES 0.8%
   DaimlerChrysler AG                                    4,080         165,281
                                                                 -------------
TOTAL AUTOMOBILES                                                      165,281
                                                                 -------------
   TEXTILES & APPAREL 0.6%
   Luxottica Group                                       5,480         112,833
                                                                 -------------
TOTAL TEXTILES & APPAREL                                               112,833
                                                                 -------------
   HOUSEHOLD DURABLES 0.4%
   Koninklijke Philips Electronics NV                    3,210          80,860
                                                                 -------------
TOTAL HOUSEHOLD DURABLES                                                80,860
                                                                 -------------
TOTAL CONSUMER DISCRETIONARY                                           358,974
                                                                 -------------
UTILITIES 1.6%
   ELECTRIC UTILITIES 1.2%
   E.ON AG -- SP ADR                                     7,810         231,254
                                                                 -------------
TOTAL ELECTRIC UTILITIES                                               231,254
                                                                 -------------
   MULTI-UTILITIES 0.4%
   Suez SA -- SP ADR                                     2,940          79,762
                                                                 -------------

                                              See Notes to Financial Statements.


66 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
   LARGE-CAP EUROPE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

TOTAL MULTI-UTILITIES                                            $      79,762
                                                                 -------------
TOTAL UTILITIES                                                        311,016
                                                                 -------------
MATERIALS 1.5%
   CHEMICALS 0.9%
   BASF AG -- SP ADR                                     2,460         162,360
                                                                 -------------
TOTAL CHEMICALS                                                        162,360
                                                                 -------------
   METALS & MINING 0.6%
   Anglo American  PLC -- ADR                            5,180         121,730
                                                                 -------------
TOTAL METALS & MINING                                                  121,730
                                                                 -------------
TOTAL MATERIALS                                                        284,090
                                                                 -------------
INDUSTRIALS 1.0%
   INDUSTRIAL CONGLOMERATES 1.0%
   Siemens AG -- SP ADR                                  2,740         199,061
                                                                 -------------
TOTAL INDUSTRIAL CONGLOMERATES                                         199,061
                                                                 -------------
TOTAL INDUSTRIALS                                                      199,061
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $11,886,772)                                               11,972,348
                                                                 -------------

                                                                        MARKET
                                                          FACE           VALUE
                                                        AMOUNT        (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 10.2%
Federal Farm Credit Bank**
  3.13% due 07/13/05                             $   1,000,000   $     998,957
Federal Home Loan Bank**
  3.05% due 07/27/05                                 1,000,000         997,797
                                                                 -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $1,996,754)                                                 1,996,754
                                                                 -------------

REPURCHASE AGREEMENTS 27.3%
Repurchase Agreement (Note 5)
  2.93% due 07/01/05                                   890,261         890,261
  2.90% due 07/01/05                                   809,328         809,328
  2.85% due 07/01/05+                                3,609,074       3,609,074
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $5,308,663)                                                 5,308,663
                                                                 -------------
TOTAL INVESTMENTS 99.0%
   (Cost $19,192,189)                                            $  19,277,765
                                                                 =============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 1.0%                                         $     201,524
                                                                 =============
NET ASSETS - 100.0%                                              $  19,479,289

==============================================================================
                                                                    UNREALIZED
                                                                          GAIN
                                                         UNITS        (NOTE 1)
------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
September 2005 Dow Jones
  STOXX 50 Index Swap,
  Maturing 09/14/2005***
  (Notional Market Value $12,402,163)                    3,395   $      30,801
                                                                 =============

  *   NON-INCOME PRODUCING SECURITY.

 ** THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

*** PRICE RETURN BASED ON DOW JONES STOXX 50 INDEX +/- FINANCING AT A VARIABLE RATE.

  + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2005.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   LARGE-CAP JAPAN FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                          FACE           VALUE
                                                        AMOUNT        (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 32.3%
Fannie Mae*
  3.00% due 07/01/05                             $     500,000   $     500,000
Federal Farm Credit Bank*
  3.13% due 07/13/05                                 1,000,000         998,957
                                                                 -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $1,498,957)                                                 1,498,957
                                                                 -------------

REPURCHASE AGREEMENTS 67.6%
Repurchase Agreement (Note 5)
  2.93% due 07/01/05                                   656,081         656,081
  2.90% due 07/01/05                                   596,438         596,438
  2.85% due 07/01/05+                                1,880,128       1,880,128
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $3,132,647)                                                 3,132,647
                                                                 -------------
TOTAL INVESTMENTS 99.9%
   (Cost $4,631,604)                                             $   4,631,604
                                                                 =============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 0.1%                                         $       4,399
                                                                 =============
NET ASSETS - 100.0%                                              $   4,636,003

==============================================================================
                                                                    UNREALIZED
                                                                   GAIN (LOSS)
                                                     CONTRACTS        (NOTE 1)
------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
September 2005 Nikkei 225 Index
  Futures Contracts
  (Aggregate Market Value of
  Contracts $2,132,125)                                     37   $     (11,187)
September 2005 Yen Currency
  Exchange Futures Contracts
  (Aggregate Market Value of
  Contracts $2,273,000)                                     20         (12,000)
                                                                 -------------
(TOTAL AGGREGATE MARKET VALUE OF
   CONTRACTS $4,405,125)                                         $     (23,187)
                                                                 =============

                                                         UNITS
                                                 -------------
EQUITY INDEX SWAP AGREEMENT
September 2005 Topix 100 Index Swap,
  Maturing 09/14/05**
  (Notional Market Value
  $3,679,249)                                          501,769   $       4,530
                                                                 =============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON TOPIX 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2005.

                                              See Notes to Financial Statements.


68 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   LONG DYNAMIC DOW 30 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 68.7%

INDUSTRIALS 18.3%
   AEROSPACE & DEFENSE 7.9%
   Boeing Co.+                                           5,970   $     394,020
   United Technologies Corp.                             5,972         306,662
   Honeywell International, Inc.+                        5,970         218,681
                                                                 -------------
TOTAL AEROSPACE & DEFENSE                                              919,363
                                                                 -------------
   INDUSTRIAL CONGLOMERATES 5.5%
   3M Co.+                                               5,970         431,631
   General Electric Co.                                  5,970         206,860
                                                                 -------------
TOTAL INDUSTRIAL CONGLOMERATES                                         638,491
                                                                 -------------
   MACHINERY 4.9%
   Caterpillar, Inc.                                     5,970         569,001
                                                                 -------------
TOTAL MACHINERY                                                        569,001
                                                                 -------------
TOTAL INDUSTRIALS                                                    2,126,855
                                                                 -------------
CONSUMER STAPLES 10.6%
   TOBACCO 3.3%
   Altria Group, Inc.                                    5,970         386,020
                                                                 -------------
TOTAL TOBACCO                                                          386,020
                                                                 -------------
   HOUSEHOLD PRODUCTS 2.7%
   Procter & Gamble Co.+                                 5,968         314,812
                                                                 -------------
TOTAL HOUSEHOLD PRODUCTS                                               314,812
                                                                 -------------
   FOOD & DRUG RETAILING 2.5%
   Wal-Mart Stores, Inc.                                 5,970         287,754
                                                                 -------------
TOTAL FOOD & DRUG RETAILING                                            287,754
                                                                 -------------
   BEVERAGES 2.1%
   Coca-Cola Co.                                         5,970         249,248
                                                                 -------------
TOTAL BEVERAGES                                                        249,248
                                                                 -------------
TOTAL CONSUMER STAPLES                                               1,237,834
                                                                 -------------
FINANCIALS 9.9%
   DIVERSIFIED FINANCIALS 4.2%
   Citigroup, Inc.                                       5,970         275,993
   J.P. Morgan Chase & Co.                               5,970         210,860
                                                                 -------------
TOTAL DIVERSIFIED FINANCIALS                                           486,853
                                                                 -------------
   INSURANCE 3.0%
   American International Group, Inc.                    5,970         346,857
                                                                 -------------
TOTAL INSURANCE                                                        346,857
                                                                 -------------
   CONSUMER FINANCE 2.7%
   American Express Co.                                  5,970         317,783
                                                                 -------------
TOTAL CONSUMER FINANCE                                                 317,783
                                                                 -------------
TOTAL FINANCIALS                                                     1,151,493
                                                                 -------------
INFORMATION TECHNOLOGY 7.6%
   COMPUTERS & PERIPHERALS 5.0%
   International Business Machines
      Corp.                                              5,970         442,974
   Hewlett-Packard Co.                                   5,970         140,355
                                                                 -------------
TOTAL COMPUTERS & PERIPHERALS                                          583,329
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.3%
   Intel Corp.                                           5,970   $     155,578
                                                                 -------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                             155,578
                                                                 -------------
   SOFTWARE 1.3%
   Microsoft Corp.                                       5,970         148,295
                                                                 -------------
TOTAL SOFTWARE                                                         148,295
                                                                 -------------
TOTAL INFORMATION TECHNOLOGY                                           887,202
                                                                 -------------
CONSUMER DISCRETIONARY 6.5%
   SPECIALTY RETAIL 2.0%
   Home Depot, Inc.                                      5,970         232,233
                                                                 -------------
TOTAL SPECIALTY RETAIL                                                 232,233
                                                                 -------------
   AUTOMOBILES 1.8%
   General Motors Corp.                                  5,970         202,980
                                                                 -------------
TOTAL AUTOMOBILES                                                      202,980
                                                                 -------------
   HOTELS RESTAURANTS & LEISURE 1.4%
   McDonald's Corp.                                      5,970         165,667
                                                                 -------------
TOTAL HOTELS RESTAURANTS & LEISURE                                     165,667
                                                                 -------------
   MEDIA 1.3%
   Walt Disney Co.                                       5,970         150,325
                                                                 -------------
TOTAL MEDIA                                                            150,325
                                                                 -------------
TOTAL CONSUMER DISCRETIONARY                                           751,205
                                                                 -------------
HEALTH CARE 6.3%
   PHARMACEUTICALS 6.3%
   Johnson & Johnson, Inc.                               5,970         388,050
   Merck & Co., Inc.                                     5,970         183,876
   Pfizer, Inc.                                          5,970         164,653
                                                                 -------------
TOTAL PHARMACEUTICALS                                                  736,579
                                                                 -------------
TOTAL HEALTH CARE                                                      736,579
                                                                 -------------
MATERIALS 3.5%
   CHEMICALS 2.2%
   EI Du Pont de Nemours & Co.                           5,970         256,770
                                                                 -------------
TOTAL CHEMICALS                                                        256,770
                                                                 -------------
   METALS & MINING 1.3%
   Alcoa, Inc.+                                          5,970         155,996
                                                                 -------------
TOTAL METALS & MINING                                                  155,996
                                                                 -------------
TOTAL MATERIALS                                                        412,766
                                                                 -------------
TELECOMMUNICATION SERVICES 3.0%
   DIVERSIFIED TELECOMMUNICATION SERVICES 3.0%
   Verizon Communications, Inc.+                         5,966         206,125
   SBC Communications, Inc.+                             5,970         141,788
                                                                 -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           347,913
                                                                 -------------
TOTAL TELECOMMUNICATION SERVICES                                       347,913
                                                                 -------------
ENERGY 3.0%
   OIL & GAS 3.0%
   Exxon Mobil Corp.                                     5,970         343,096
                                                                 -------------
TOTAL OIL & GAS                                                        343,096
                                                                 -------------
TOTAL ENERGY                                                           343,096
                                                                 -------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
   LONG DYNAMIC DOW 30 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                                      (NOTE 1)
------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (Cost $7,709,332)                                             $   7,994,943
                                                                 -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENTS 25.8%
Repurchase Agreement (Note 5)
  2.93% due 07/01/05                             $     584,431         584,431
  2.90% due 07/01/05                                   531,301         531,301
  2.85% due 07/01/05++                               1,882,982       1,882,982
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,998,714)                                                 2,998,714
                                                                 -------------

SECURITIES LENDING COLLATERAL  3.2%
Investment in Securities Lending Short Term
    Investment Portfolio held by
    U.S. Bank (Note 8)                                 373,693         373,693
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $373,693)                                                     373,693
                                                                 -------------
TOTAL INVESTMENTS 97.7%
   (Cost $11,081,739)                                            $  11,367,350
                                                                 =============
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 2.3%                                            $     265,067
                                                                 =============
NET ASSETS - 100.0%                                              $  11,632,417

==============================================================================
                                                                    UNREALIZED
                                                                          LOSS
                                                     CONTRACTS        (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2005 Dow Jones Industrial
  Average Index Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $3,447,820)                                     67   $     (16,991)
                                                                 =============

                                                         UNITS
                                                 -------------
EQUITY INDEX SWAP AGREEMENT
September 2005 Dow Jones Industrial
  Average Index Swap,
  Maturing 09/14/05*
  (Notional Market Value $11,853,989)                    1,154   $    (113,525)
                                                                 =============

 * PRICE RETURN BASED ON DOW JONES INDUSTRIAL AVERAGE INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2005.

                                              See Notes to Financial Statements.


70 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   INVERSE DYNAMIC DOW 30 FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                          FACE           VALUE
                                                        AMOUNT        (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 54.5%
Fannie Mae*
  3.05% due 07/06/05                             $   1,000,000   $     999,577
Federal Home Loan Bank*
  3.05% due 07/06/05                                 1,000,000         999,576
Freddie Mac*
  3.05% due 07/06/05                                 1,000,000         999,576
                                                                 -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $2,998,729)                                                 2,998,729
                                                                 -------------

REPURCHASE AGREEMENTS 85.4%
Repurchase Agreement (Note 5)
  2.93% due 07/01/05                                   908,852         908,852
  2.90% due 07/01/05                                   826,230         826,230
  2.85% due 07/01/05+                                2,968,122       2,968,122
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $4,703,204)                                                 4,703,204
                                                                 -------------
TOTAL INVESTMENTS 139.9%
   (Cost $7,701,933)                                             $   7,701,933
                                                                 =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (39.9)%                                        $  (2,197,803)
                                                                 =============
NET ASSETS - 100.0%                                              $   5,504,130

==============================================================================
                                                                    UNREALIZED
                                                                          GAIN
                                                     CONTRACTS        (NOTE 1)
------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
September 2005 Dow Jones Industrial
  Average Index Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $2,006,940)                                     39   $      68,719
                                                                 =============

                                                         UNITS
                                                 -------------
EQUITY INDEX SWAP AGREEMENT
SOLD SHORT
September 2005 Dow Jones Industrial
  Average Index Swap,
  Maturing 09/14/05**
  (Notional Market Value $9,127,820)                       888   $     215,898
                                                                 =============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

** PRICE RETURN BASED ON DOW JONES INDUSTRIAL AVERAGE INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2005.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 91.9%

FINANCIALS 20.7%
   BANKS 6.8%
   South Financial Group, Inc.                           6,272   $     178,250
   Whitney Holding Corp.                                 5,304         173,069
   Amegy Bancorp, Inc.+                                  5,910         132,266
   First Bancorp Puerto Rico                             3,230         129,684
   United Bankshares, Inc.                               3,280         116,801
   Chittenden Corp.                                      3,908         106,298
   Wintrust Financial Corp.                              1,980         103,653
   Susquehanna Bancshares, Inc.                          3,928          96,590
   Central Pacific Financial Corp. Co.                   2,560          91,136
   Provident Bankshares Corp.                            2,773          88,486
   Umpqua Holding Corp.                                  3,748          88,228
   First Republic Bank                                   2,042          72,144
   Community Bank System, Inc.                           2,562          62,487
   Boston Private Financial Holdings, Inc.               2,365          59,598
   Sterling Bancshares, Inc./TX                          3,815          59,361
   Gold Banc Corp., Inc.                                 3,302          48,044
   Irwin Financial Corp.                                 1,945          43,160
                                                                 -------------
TOTAL BANKS                                                          1,649,255
                                                                 -------------
   REAL ESTATE 4.8%
   New Century Financial Corp.                           4,370         224,836
   Colonial Properties Trust                             3,329         146,476
   Capital Automotive REIT                               3,576         136,496
   Gables Residential Trust                              2,467         106,648
   Lexington Corporate  Properties Trust                 4,138         100,595
   Entertainment Properties Trust                        2,160          99,360
   Commercial Net Lease Realty                           4,401          90,088
   CRT Properties, Inc.                                  2,680          73,164
   Glenborough Realty Trust, Inc.                        3,035          62,491
   Sovran Self Storage, Inc.                             1,360          61,826
   Parkway Properties, Inc./MD                           1,187          59,362
                                                                 -------------
TOTAL REAL ESTATE                                                    1,161,342
                                                                 -------------
   THRIFTS & MORTGAGE FINANCE 4.4%
   Fremont General Corp.                                 6,032         146,758
   Downey Financial Corp.                                1,993         145,888
   MAF Bancorp, Inc.                                     2,587         110,284
   Commercial Federal Corp.                              2,895          97,504
   BankAtlantic Bancorp, Inc. -- Class A                 4,490          85,085
   Brookline Bancorp, Inc.                               5,191          84,406
   FirstFed Financial Corp.*                             1,389          82,798
   Flagstar Bancorp, Inc.+                               3,973          75,209
   Sterling Financial Corp./WA*                          1,947          72,818
   Bankunited Financial Corp. -- Class A                 2,366          63,977
   Anchor BanCorp Wisconsin, Inc.                        1,763          53,348
   Dime Community Bancshares                             2,817          42,818
                                                                 -------------
TOTAL THRIFTS & MORTGAGE FINANCE                                     1,060,893
                                                                 -------------
   INSURANCE 3.7%
   Selective Insurance Group, Inc.                       2,395         118,672
   Delphi Financial Group,
      Inc. -- Class A                                    2,528         111,611

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Hilb Rogal & Hobbs Co.                                3,000   $     103,200
   ProAssurance Corp.*                                   2,467         103,022
   UICI+                                                 3,424         101,932
   LandAmerica Financial Group, Inc.                     1,523          90,421
   RLI Corp.                                             1,946          86,792
   Stewart Information Services Corp.                    1,531          64,302
   Infinity Property & Casualty Corp.                    1,740          60,691
   Presidential Life Corp.                               2,154          36,855
   SCPIE Holdings Inc.*                                    840           9,568
                                                                 -------------
TOTAL INSURANCE                                                        887,066
                                                                 -------------
   CAPITAL MARKETS 0.6%
   Investment Technology Group, Inc.*                    3,547          74,558
   Piper Jaffray Cos., Inc.*                             1,732          52,705
   SWS Group, Inc.                                       1,350          23,193
                                                                 -------------
TOTAL CAPITAL MARKETS                                                  150,456
                                                                 -------------
   CONSUMER FINANCE 0.2%
   Cash America International, Inc.                      2,469          49,676
   Rewards Network, Inc.*                                1,810           9,774
                                                                 -------------
TOTAL CONSUMER FINANCE                                                  59,450
                                                                 -------------
   DIVERSIFIED FINANCIALS 0.2%
   Financial Federal Corp.                               1,473          56,917
                                                                 -------------
TOTAL DIVERSIFIED FINANCIALS                                            56,917
                                                                 -------------
TOTAL FINANCIALS                                                     5,025,379
                                                                 -------------
INDUSTRIALS 18.2%
   COMMERCIAL SERVICES & SUPPLIES 4.2%
   United Stationers, Inc.*                              2,800         137,480
   School Specialty, Inc.*+                              1,924          89,466
   ABM Industries, Inc.                                  3,781          73,729
   G & K Services, Inc. -- Class A                       1,776          67,008
   Tetra Tech, Inc.*                                     4,775          64,606
   NCO Group, Inc.*                                      2,701          58,423
   Viad Corp.                                            1,875          53,137
   Coinstar, Inc.*                                       2,140          48,557
   Consolidated Graphics, Inc.*                          1,081          44,072
   Mobile Mini, Inc.*                                    1,246          42,962
   Heidrick & Struggles
      International, Inc.*                               1,640          42,771
   Bowne & Co., Inc.                                     2,882          41,674
   Imagistics International, Inc.*                       1,372          38,416
   Central Parking Corp.                                 2,662          36,603
   Standard Register Co.                                 2,220          35,098
   Spherion Corp.*                                       5,198          34,307
   CDI Corp.                                             1,311          28,737
   Sourcecorp, Inc.*                                     1,323          26,222
   Volt Information Sciences, Inc.*                        994          23,588
   Angelica Corp.                                          770          18,873
   On Assignment, Inc.*                                  2,135          10,632
   PRG-Schultz International, Inc.*                      3,624          10,220
                                                                 -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                 1,026,581
                                                                 -------------
   MACHINERY 4.1%
   Timken Co.                                            7,697         177,801

                                              See Notes to Financial Statements.


72 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Briggs & Stratton Corp.                               4,350   $     150,597
   Manitowoc Co., Inc.+                                  2,540         104,191
   Albany International Corp. -- Class A                 2,672          85,798
   Watts Industries, Inc. -- Class A                     2,429          81,347
   Gardner Denver, Inc.*                                 2,115          74,194
   Barnes Group, Inc.                                    1,800          59,580
   Stewart & Stevenson Services, Inc.                    2,449          55,494
   Thomas Industries, Inc.                               1,253          50,070
   Valmont Industries, Inc.                              1,727          44,557
   Astec Industries, Inc.*                               1,561          36,200
   Robbins & Myers, Inc.                                 1,098          23,618
   Lindsay Manufacturing Co.                               980          23,108
   Lydall, Inc.*                                         1,357          11,697
   Wolverine Tube, Inc.*                                 1,267           7,437
                                                                 -------------
TOTAL MACHINERY                                                        985,689
                                                                 -------------
   AEROSPACE & DEFENSE 2.8%
   DRS Technologies, Inc.                                2,339         119,944
   Armor Holdings, Inc.*+                                2,910         115,265
   Curtiss-Wright Corp.                                  1,822          98,297
   Moog, Inc. -- Class A*                                3,091          97,336
   Esterline Technologies Corp.*                         2,126          85,210
   Triumph Group, Inc.*                                  1,339          46,544
   AAR Corp.*                                            2,738          43,014
   Kaman Corp. -- Class A                                1,927          34,763
   Cubic Corp.                                           1,700          30,158
   Applied Signal Technology, Inc.                         960          18,278
                                                                 -------------
TOTAL AEROSPACE & DEFENSE                                              688,809
                                                                 -------------
   CONSTRUCTION & ENGINEERING 1.5%
   Shaw Group, Inc.*+                                    6,539         140,654
   URS Corp.*+                                           3,606         134,684
   EMCOR Group, Inc.*                                    1,305          63,814
   Insituform Technologies,
      Inc. -- Class A*                                   2,256          36,164
                                                                 -------------
TOTAL CONSTRUCTION & ENGINEERING                                       375,316
                                                                 -------------
   ELECTRICAL EQUIPMENT 1.5%
   Acuity Brands, Inc.                                   3,720          95,567
   Woodward Governor Co.                                   894          75,123
   Regal-Beloit Corp.                                    2,449          71,413
   A.O. Smith Corp.                                      2,074          55,396
   Artesyn Technologies, Inc.*                           3,330          28,971
   C&D Technologies, Inc.                                2,132          19,593
   MagneTek, Inc.*                                       2,406           6,183
                                                                 -------------
TOTAL ELECTRICAL EQUIPMENT                                             352,246
                                                                 -------------
   TRADING COMPANIES & DISTRIBUTORS 1.1%
   Hughes Supply, Inc.                                   5,593         157,163
   Applied Industrial Technologies, Inc.                 2,303          74,364
   Lawson Products, Inc.                                   590          22,904
                                                                 -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 254,431
                                                                 -------------
   ROAD & RAIL 0.8%
   Kansas City Southern*                                 6,897         139,181
   Arkansas Best Corp.                                   2,029          64,543
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

TOTAL ROAD & RAIL                                                $     203,724
                                                                 -------------
   BUILDING PRODUCTS 0.6%
   Universal Forest Products, Inc.                       1,449          60,061
   Griffon Corp.*                                        2,255          50,061
   Apogee Enterprises, Inc.                              2,311          35,520
                                                                 -------------
TOTAL BUILDING PRODUCTS                                                145,642
                                                                 -------------
   AIRLINES 0.6%
   SkyWest, Inc.+                                        4,857          88,300
   Frontier Airlines, Inc.*                              3,032          31,321
   Mesa Air Group, Inc.*+                                2,530          16,976
                                                                 -------------
TOTAL AIRLINES                                                         136,597
                                                                 -------------
   MARINE 0.4%
   Kirby Corp.*                                          1,990          89,749
                                                                 -------------
TOTAL MARINE                                                            89,749
                                                                 -------------
   AIR FREIGHT & COURIERS 0.3%
   EGL, Inc.*                                            3,960          80,467
                                                                 -------------
TOTAL AIR FREIGHT & COURIERS                                            80,467
                                                                 -------------
   INDUSTRIAL CONGLOMERATES 0.3%
   Tredegar Corp.                                        2,803          43,727
   Standex International Corp.                             981          27,870
                                                                 -------------
TOTAL INDUSTRIAL CONGLOMERATES                                          71,597
                                                                 -------------
TOTAL INDUSTRIALS                                                    4,410,848
                                                                 -------------
INFORMATION TECHNOLOGY 12.9%
   SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 4.0%
   Varian Semiconductor Equipment
      Associates, Inc.*+                                 3,105         114,885
   Skyworks Solutions, Inc.*+                           13,270          97,800
   Cymer, Inc.*                                          3,052          80,420
   Photronics, Inc.*+                                    3,366          78,563
   Axcelis Technologies, Inc.*                           8,445          57,933
   DSP Group, Inc.*                                      2,392          57,097
   Brooks Automation, Inc.*                              3,817          56,683
   FEI Co.*                                              2,452          55,930
   Exar Corp.*                                           3,608          53,723
   Veeco Instruments, Inc.*                              2,362          38,453
   Standard Microsystems Corp.*                          1,580          36,940
   Ultratech, Inc.*                                      2,017          36,911
   Cohu, Inc.                                            1,825          36,591
   Kopin Corp.*                                          5,928          30,233
   Actel Corp.*                                          2,125          29,538
   Helix Technology Corp.                                2,200          29,216
   Supertex, Inc.*                                       1,100          19,426
   Rudolph Technologies, Inc.*                           1,285          18,414
   Pericom Semiconductor Corp.*                          2,227          18,128
   Advanced Energy Industries, Inc.*                     2,292          18,015
   ESS Technologies, Inc.*                               2,987          12,575
                                                                 -------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                             977,474
                                                                 -------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 3.8%
   Anixter International, Inc.*                          2,931   $     108,945
   Benchmark Electronics, Inc.*                          3,508         106,713
   Coherent, Inc.*                                       2,597          93,518
   Global Imaging Systems, Inc.*                         1,960          62,446
   Paxar Corp.*                                          3,237          57,457
   Checkpoint Systems, Inc.*                             3,185          56,374
   Aeroflex, Inc.*+                                      6,287          52,811
   Technitrol, Inc.                                      3,411          48,197
   Electro Scientific Industries, Inc.*                  2,408          43,055
   Park Electrochemical Corp.                            1,600          40,320
   Agilsys, Inc.                                         2,428          38,120
   CTS Corp.                                             3,093          38,013
   Methode Electronics, Inc. -- Class A                  3,060          36,322
   Photon Dynamics, Inc.*                                1,422          29,307
   Radisys Corp.*                                        1,682          27,164
   Bell Microproducts, Inc.*                             2,445          22,983
   Keithley Instruments, Inc.                            1,280          19,725
   X-Rite, Inc.                                          1,660          19,107
   Gerber Scientific, Inc.*                              1,780          12,389
   Planar Systems, Inc.*                                 1,243           9,136
                                                                 -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               922,102
                                                                 -------------
   SOFTWARE 1.8%
   THQ, Inc.*+                                           3,439         100,660
   Internet Security Systems, Inc.*                      3,610          73,247
   Altiris, Inc.*                                        1,990          29,213
   MRO Software, Inc.*                                   1,937          28,300
   JDA Software Group, Inc.*                             2,445          27,824
   Verity, Inc.*                                         3,171          27,810
   SPSS, Inc.*                                           1,412          27,124
   EPIQ Systems, Inc.*                                   1,332          21,792
   MapInfo Corp.*+                                       1,740          18,287
   Phoenix Technologies, Ltd.*                           2,090          16,260
   Catapult Communications Corp.*                          950          16,207
   Napster, Inc.*                                        3,690          15,498
   NYFIX, Inc.*                                          2,592          15,319
   Captaris, Inc.*                                       2,487          10,296
                                                                 -------------
TOTAL SOFTWARE                                                         427,837
                                                                 -------------
   COMMUNICATIONS EQUIPMENT 1.6%
   Belden CDT, Inc.+                                     3,972          84,207
   Black Box Corp.                                       1,461          51,719
   ViaSat, Inc.*                                         2,040          41,473
   Symmetricom, Inc.*                                    3,884          40,277
   Inter-Tel, Inc.+                                      2,030          37,778
   Bel Fuse, Inc. -- Class B                               972          29,704
   C-COR, Inc.*                                          4,025          27,571
   Digi International, Inc.*                             1,900          22,534
   Ditech Communications Corp.*                          2,690          17,458
   PC-Tel, Inc.*                                         1,665          13,037
   Brooktrout, Inc.*                                     1,067          11,908

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Network Equipment Technologies,
      Inc.*                                              2,084   $      10,754
   Tollgrade Communications, Inc.*                       1,113           8,348
                                                                 -------------
TOTAL COMMUNICATIONS EQUIPMENT                                         396,768
                                                                 -------------
   IT CONSULTING & SERVICES 1.0%
   eFunds Corp.*                                         3,820          68,722
   MAXIMUS, Inc.                                         1,690          59,640
   Ciber, Inc.*                                          4,956          39,549
   Intrado, Inc.*                                        1,492          22,320
   Pegasus Solutions, Inc.*                              1,620          18,063
   Startek, Inc.                                         1,090          17,898
   Carreker Corp.*                                       1,920          10,521
                                                                 -------------
TOTAL IT CONSULTING & SERVICES                                         236,713
                                                                 -------------
   COMPUTERS & PERIPHERALS 0.7%
   Hutchinson Technology, Inc.*                          2,128          81,949
   Adaptec, Inc.*                                        9,477          36,771
   Pinnacle Systems, Inc.*                               5,982          32,901
   SBS Technologies, Inc.*                               1,315          12,203
                                                                 -------------
TOTAL COMPUTERS & PERIPHERALS                                          163,824
                                                                 -------------
   INTERNET SOFTWARE & SERVICES 0.0%
   MIVA, Inc.*                                           2,375          11,020
                                                                 -------------
TOTAL INTERNET SOFTWARE & SERVICES                                      11,020
                                                                 -------------
TOTAL INFORMATION TECHNOLOGY                                         3,135,738
                                                                 -------------
CONSUMER DISCRETIONARY 12.4%
   SPECIALTY RETAIL 3.9%
   Zale Corp.*+                                          4,310         136,584
   Burlington Coat Factory Warehouse
      Corp.                                              2,680         114,275
   Linens 'N Things, Inc.*                               3,813          90,216
   Stage Stores, Inc.*                                   1,522          66,359
   Too, Inc.*+                                           2,790          65,202
   Sonic Automotive, Inc.                                3,017          64,141
   PEP Boys-Manny Moe & Jack                             4,680          63,367
   Jo-Ann Stores, Inc.*                                  1,948          51,408
   TBC Corp.*                                            1,890          51,276
   Dress Barn, Inc.*                                     2,194          49,650
   Group 1 Automotive, Inc.*                             1,995          47,960
   Cost Plus, Inc.*                                      1,860          46,388
   Gymboree Corp.*                                       2,630          35,926
   Haverty Furniture Cos., Inc.                          1,917          28,333
   Goody's Family Clothing, Inc.                         2,223          16,395
   Hancock Fabrics, Inc./DE                              1,615          10,724
                                                                 -------------
TOTAL SPECIALTY RETAIL                                                 938,204
                                                                 -------------
   HOUSEHOLD DURABLES 3.1%
   M.D.C. Holdings, Inc.                                 3,199         263,118
   Standard-Pacific Corp.+                               2,854         251,009
   La-Z-Boy, Inc.                                        4,391          63,977
   Interface, Inc. -- Class A*                           4,190          33,729
   Skyline Corp.                                           641          25,595
   National Presto Industries, Inc.                        486          21,418

                                              See Notes to Financial Statements.


74 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Libbey, Inc.                                          1,167   $      18,450
   Russ Berrie & Co., Inc.                               1,419          18,177
   Bassett Furniture Industries, Inc.                      928          17,502
   Department 56, Inc.*                                  1,166          11,952
   Applica, Inc.*                                        1,894           6,118
   Fedders Corp.                                         2,285           5,027
   Enesco Group, Inc.*                                   1,240           3,708
                                                                 -------------
TOTAL HOUSEHOLD DURABLES                                               739,780
                                                                 -------------
   HOTELS RESTAURANTS & LEISURE 1.8%
   Aztar Corp.*+                                         2,935         100,524
   Pinnacle Entertainment, Inc.*                         3,409          66,680
   Landry's Restaurants, Inc.                            1,719          51,725
   Ryan's Restaurant Group, Inc.*                        3,535          49,525
   Lone Star Steakhouse & Saloon, Inc.                   1,627          49,477
   Marcus Corp.                                          2,326          49,358
   O'Charleys, Inc.*                                     1,877          33,148
   Multimedia Games, Inc.*                               2,312          25,455
                                                                 -------------
TOTAL HOTELS RESTAURANTS & LEISURE                                     425,892
                                                                 -------------
   TEXTILES & APPAREL 1.2%
   Kellwood Co.                                          2,338          62,892
   Brown Shoe Co., Inc.                                  1,543          60,408
   Russell Corp.                                         2,772          56,687
   Oxford Industries, Inc.                               1,290          55,535
   Stride Rite Corp.                                     3,050          42,060
   Haggar Corp.                                            534          10,867
   Ashworth, Inc.*                                       1,175          10,587
                                                                 -------------
TOTAL TEXTILES & APPAREL                                               299,036
                                                                 -------------
   LEISURE EQUIPMENT & PRODUCTS 0.6%
   K2, Inc.*                                             4,011          50,860
   Jakks Pacific, Inc.*                                  2,249          43,203
   Arctic Cat, Inc.                                      1,330          27,305
   Sturm Ruger & Co., Inc.                               2,045          17,117
   Action Performance Cos., Inc.                         1,570          13,847
   Meade Instruments Corp.*                              1,417           3,953
                                                                 -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                     156,285
                                                                 -------------
   MULTILINE RETAIL 0.5%
   ShopKo Stores, Inc.*                                  2,538          61,699
   Fred's, Inc.                                          3,352          55,576
                                                                 -------------
TOTAL MULTILINE RETAIL                                                 117,275
                                                                 -------------
   AUTOMOBILES 0.4%
   Fleetwood Enterprises, Inc.*                          4,680          47,502
   Monaco Coach Corp.                                    2,482          42,665
   Coachmen Industries, Inc.                             1,264          15,838
                                                                 -------------
TOTAL AUTOMOBILES                                                      106,005
                                                                 -------------
   INTERNET & CATALOG RETAIL 0.4%
   Insight Enterprises, Inc.*                            4,079          82,314
   J. Jill Group, Inc.*                                  1,600          22,000
                                                                 -------------
TOTAL INTERNET & CATALOG RETAIL                                        104,314
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   AUTO COMPONENTS 0.3%
   Superior Industries International, Inc.+              2,065   $      48,940
   Standard Motor Products, Inc.                         1,274          16,817
                                                                 -------------
TOTAL AUTO COMPONENTS                                                   65,757
                                                                 -------------
   DISTRIBUTORS 0.1%
   Audiovox Corp. -- Class A*                            1,773          27,482
                                                                 -------------
TOTAL DISTRIBUTORS                                                      27,482
                                                                 -------------
   MEDIA 0.1%
   4Kids Entertainment, Inc.*                            1,125          22,365
                                                                 -------------
TOTAL MEDIA                                                             22,365
                                                                 -------------
TOTAL CONSUMER DISCRETIONARY                                         3,002,395
                                                                 -------------
MATERIALS 6.7%
   METALS & MINING 2.8%
   Commercial Metals Co.                                 5,096         121,387
   Quanex Corp.+                                         2,122         112,487
   Carpenter Technology Corp.                            2,068         107,122
   Reliance Steel & Aluminum Co.                         2,524          93,565
   RTI International Metals, Inc.*                       1,868          58,674
   Aleris International, Inc.*                           2,411          54,368
   Century Aluminum Co.*                                 2,325          47,430
   Ryerson Tull, Inc.                                    2,111          30,124
   Brush Engineered Materials, Inc.*                     1,618          23,073
   Steel Technologies, Inc.                              1,023          17,289
   A.M. Castle & Co.*                                    1,090          16,851
                                                                 -------------
TOTAL METALS & MINING                                                  682,370
                                                                 -------------
   CHEMICALS 1.6%
   H.B. Fuller Co.                                       2,426          82,630
   OM Group, Inc.*                                       2,395          59,133
   PolyOne Corp.*                                        7,742          51,252
   Arch Chemicals, Inc.                                  1,992          49,720
   A. Schulman, Inc.                                     2,580          46,156
   Cambrex Corp.                                         2,225          42,386
   Wellman, Inc.                                         2,732          27,839
   Material Sciences Corp.*                              1,134          16,511
   Quaker Chemical Corp.                                   820          14,309
   Penford Corp.                                           746          11,936
                                                                 -------------
TOTAL CHEMICALS                                                        401,872
                                                                 -------------
   CONTAINERS & PACKAGING 1.2%
   AptarGroup, Inc.                                      2,990         151,892
   Rock-Tenn Co. -- Class A                              2,818          35,648
   Myers Industries, Inc.                                2,780          34,750
   Chesapeake Corp.                                      1,656          34,677
   Caraustar Industries, Inc.*                           2,421          25,420
                                                                 -------------
TOTAL CONTAINERS & PACKAGING                                           282,387
                                                                 -------------
   PAPER & FOREST PRODUCTS 0.7%
   Wausau Paper Corp.                                    4,360          52,233
   Schweitzer-Mauduit International, Inc.                1,281          39,877
   Neenah Paper, Inc.                                    1,240          38,403
   Buckeye Technologies, Inc.*                           2,818          22,459

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Pope & Talbot, Inc.                                   1,376   $      15,274
                                                                 -------------
TOTAL PAPER & FOREST PRODUCTS                                          168,246
                                                                 -------------
   CONSTRUCTION MATERIALS 0.4%
   Texas Industries, Inc.                                1,909         107,343
                                                                 -------------
TOTAL CONSTRUCTION MATERIALS                                           107,343
                                                                 -------------
TOTAL MATERIALS                                                      1,642,218
                                                                 -------------
UTILITIES 6.5%
   GAS UTILITIES 3.7%
   Southern Union Co.*+                                  8,187         200,991
   Atmos Energy Corp.                                    6,736         193,997
   Piedmont Natural Gas Co.+                             6,467         155,337
   New Jersey Resources Corp.                            2,310         111,457
   Northwest Natural Gas Co.                             2,317          88,602
   Southwest Gas Corp.                                   3,172          80,918
   Laclede Group, Inc.                                   1,776          56,406
   Cascade Natural Gas Corp.                               956          19,598
                                                                 -------------
TOTAL GAS UTILITIES                                                    907,306
                                                                 -------------
   ELECTRIC UTILITIES 2.3%
   Allete, Inc.+                                         2,511         125,299
   Cleco Corp.                                           4,203          90,659
   Unisource Energy Corp.                                2,912          89,544
   El Paso Electric Co.*                                 4,027          82,352
   CH Energy Group, Inc.                                 1,328          64,581
   UIL Holding Corp.                                     1,156          62,204
   Central Vermont Public Service Corp.                  1,036          19,166
   Green Mountain Power Corp.                              440          13,129
                                                                 -------------
TOTAL ELECTRIC UTILITIES                                               546,934
                                                                 -------------
   MULTI-UTILITIES 0.3%
   Avista Corp.                                          4,088          75,996
                                                                 -------------
TOTAL MULTI-UTILITIES                                                   75,996
                                                                 -------------
   WATER UTILITIES 0.2%
   American States Water Co.                             1,418          41,647
                                                                 -------------
TOTAL WATER UTILITIES                                                   41,647
                                                                 -------------
TOTAL UTILITIES                                                      1,571,883
                                                                 -------------
HEALTH CARE 4.8%
   HEALTH CARE EQUIPMENT & SUPPLIES 2.7%
   Cooper Cos., Inc.                                     3,720         226,399
   Invacare Corp.                                        2,668         118,352
   Conmed Corp.*                                         2,474          76,125
   Viasys Healthcare, Inc.*                              2,496          56,385
   Analogic Corp.                                        1,062          53,440
   Wilson Greatbatch Technologies, Inc.*                 1,820          43,498
   Datascope Corp.                                       1,143          38,119
   Vital Signs, Inc.                                       778          33,703
   Theragenics Corp.*                                    2,686           8,649
   Osteotech, Inc.*                                      1,450           5,336
                                                                 -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 660,006
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   HEALTH CARE PROVIDERS & SERVICES 1.5%
   Sunrise Senior Living, Inc.*+                         1,609   $      86,854
   SFBC International, Inc.*                             1,450          56,013
   NDCHealth Corp.                                       3,035          54,539
   Parexel International Corp.*+                         2,198          43,630
   Cross Country Healthcare, Inc.*                       2,227          37,859
   RehabCare Group, Inc.*                                1,414          37,796
   Gentiva Health Services, Inc.*                        1,966          35,113
   Hooper Holmes, Inc.                                   5,497          22,813
                                                                 -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 374,617
                                                                 -------------
   BIOTECHNOLOGY 0.3%
   Regeneron Pharmaceuticals, Inc.*                      4,070          34,148
   Savient Pharmaceuticals, Inc.*                        5,125          22,601
   Arqule, Inc.*                                         2,638          17,094
                                                                 -------------
TOTAL BIOTECHNOLOGY                                                     73,843
                                                                 -------------
   PHARMACEUTICALS 0.3%
   Alpharma, Inc. -- Class A                             3,981          57,605
   Bradley Pharmaceuticals, Inc.*+                       1,257          13,513
                                                                 -------------
TOTAL PHARMACEUTICALS                                                   71,118
                                                                 -------------
TOTAL HEALTH CARE                                                    1,179,584
                                                                 -------------
CONSUMER STAPLES 4.8%
   FOOD PRODUCTS 2.1%
   Corn Products International, Inc.                     6,331         150,424
   Ralcorp Holdings, Inc.                                2,500         102,875
   TreeHouse Foods, Inc.*                                2,540          72,415
   Sanderson Farms, Inc.                                 1,320          59,981
   Hain Celestial Group, Inc.*+                          2,808          54,756
   J&J Snack Foods Corp.                                   662          34,656
   American Italian Pasta Co. --
      Class A+                                           1,551          32,602
                                                                 -------------
TOTAL FOOD PRODUCTS                                                    507,709
                                                                 -------------
   FOOD & DRUG RETAILING 1.5%
   Performance Food Group Co.*                           3,959         119,601
   Longs Drug Stores Corp.                               2,742         118,043
   Casey's General Stores, Inc.                          4,227          83,779
   Nash Finch Co.                                        1,074          39,459
                                                                 -------------
TOTAL FOOD & DRUG RETAILING                                            360,882
                                                                 -------------
   PERSONAL PRODUCTS 0.5%
   NBTY, Inc.*+                                          5,150         133,591
                                                                 -------------
TOTAL PERSONAL PRODUCTS                                                133,591
                                                                 -------------
   HOUSEHOLD PRODUCTS 0.5%
   Spectrum Brands, Inc.*                                3,680         121,440
                                                                 -------------
TOTAL HOUSEHOLD PRODUCTS                                               121,440
                                                                 -------------
   TOBACCO 0.2%
   Alliance One International, Inc.                      7,358          44,222
                                                                 -------------
TOTAL TOBACCO                                                           44,222
                                                                 -------------
TOTAL CONSUMER STAPLES                                               1,167,844
                                                                 -------------

                                              See Notes to Financial Statements.


76 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

ENERGY 4.7%
   ENERGY EQUIPMENT & SERVICES 2.4%
   SEACOR Holdings, Inc.*                                2,093   $     134,580
   Maverick Tube Corp.*+                                 3,609         107,548
   Oceaneering International, Inc.*                      2,191          84,682
   Veritas DGC, Inc.*                                    2,848          79,004
   Offshore Logistics, Inc.*                             1,963          64,465
   W-H Energy Services, Inc.*                            2,355          58,710
   Input/Output, Inc.*+                                  5,705          35,827
   Dril-Quip, Inc.*                                      1,018          29,532
                                                                 -------------
TOTAL ENERGY EQUIPMENT & SERVICES                                      594,348
                                                                 -------------
   OIL & GAS 2.3%
   Cimarex Energy Co.*+                                  6,850         266,533
   Stone Energy Corp.*                                   2,155         105,380
   Spinnaker Exploration Co.*                            2,575          91,387
   Swift Energy Co.*                                     2,390          85,610
                                                                 -------------
TOTAL OIL & GAS                                                        548,910
                                                                 -------------
TOTAL ENERGY                                                         1,143,258
                                                                 -------------
TELECOMMUNICATION SERVICES 0.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.2%
   General Communication -- Class A*+                    4,249          41,938
                                                                 -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            41,938
                                                                 -------------
TOTAL TELECOMMUNICATION SERVICES                                        41,938
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $20,926,992)                                               22,321,085
                                                                 -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENTS 0.4%
Repurchase Agreement (Note 5)
  2.85% due 07/01/05                             $      94,038          94,038
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $94,038)                                                       94,038
                                                                 -------------

SECURITIES LENDING COLLATERAL 5.1%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                               1,237,401       1,237,401
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $1,237,401)                                                 1,237,401
                                                                 -------------
TOTAL INVESTMENTS 97.4%
   (Cost $22,258,431)                                            $  23,652,524
                                                                 =============
OTHER ASSETS IN EXCESS
   OF LIABILITIES - 2.6%                                         $     633,549
                                                                 =============
NET ASSETS - 100.0%                                              $  24,286,073

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

REIT - REAL ESTATE INVESTMENT TRUST.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.4%

FINANCIALS 23.5%
   INSURANCE 7.9%
   Fidelity National Financial, Inc.                    15,565   $     555,515
   Everest Re Group Ltd.                                 5,078         472,254
   Old Republic International Corp.                     16,456         416,172
   W.R. Berkley Corp.                                   10,734         382,989
   First American Corp.                                  7,737         310,563
   Protective Life Corp.                                 6,272         264,804
   Unitrin, Inc.                                         5,222         256,400
   HCC Insurance Holdings, Inc.+                         6,291         238,240
   Stancorp Financial Group, Inc.                        2,520         192,982
   Allmerica Financial Corp.*                            4,815         178,588
   American Financial Group, Inc./OH                     5,276         176,852
   AmerUs Group Co.+                                     3,530         169,616
   Ohio Casualty Corp.                                   5,645         136,496
   Horace Mann Educators Corp.                           3,868          72,796
                                                                 -------------
TOTAL INSURANCE                                                      3,824,267
                                                                 -------------
   BANKS 5.0%
   Hibernia Corp. -- Class A                            14,131         468,867
   Commerce Bancorp, Inc./NJ+                           14,600         442,526
   Associated Banc-Corp.                                11,510         387,427
   Mercantile Bankshares Corp.                           7,162         369,058
   Colonial BancGroup, Inc.                             13,968         308,134
   FirstMerit Corp.+                                     7,531         196,634
   Greater Bay Bancorp                                   4,612         121,618
   Texas Regional Bancshares,
      Inc. -- Class A                                    3,710         113,081
                                                                 -------------
TOTAL BANKS                                                          2,407,345
                                                                 -------------
   THRIFTS & MORTGAGE FINANCE 4.6%
   New York Community Bancorp, Inc.+                    22,010         398,821
   Radian Group, Inc.                                    7,764         366,616
   PMI Group, Inc.+                                      8,421         328,251
   Independence Community Bank
      Corp.+                                             7,035         259,802
   Astoria Financial Corp.                               9,047         257,568
   IndyMac Bancorp, Inc.+                                5,632         229,391
   Webster Financial Corp.                               4,846         226,260
   Washington Federal, Inc.                              7,817         183,856
                                                                 -------------
TOTAL THRIFTS & MORTGAGE FINANCE                                     2,250,565
                                                                 -------------
   REAL ESTATE 3.2%
   Liberty Property Trust                                7,838         347,302
   AMB Property Corp.                                    7,575         328,982
   Hospitality Properties Trust                          6,070         267,505
   New Plan Excel Realty Trust                           9,298         252,626
   Mack-Cali Realty Corp.                                5,099         230,985
   Highwoods Properties, Inc.+                           4,838         143,979
                                                                 -------------
TOTAL REAL ESTATE                                                    1,571,379
                                                                 -------------
   CAPITAL MARKETS 1.4%
   A.G. Edwards, Inc.                                    6,940         313,341
   Jefferies Group, Inc.                                 4,676         177,174

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Raymond James Financial, Inc.                         6,007   $     169,698
   LaBranche & Co., Inc.*                                5,192          32,709
                                                                 -------------
TOTAL CAPITAL MARKETS                                                  692,922
                                                                 -------------
   CONSUMER FINANCE 0.7%
   AmeriCredit Corp.*+                                  13,301         339,176
                                                                 -------------
TOTAL CONSUMER FINANCE                                                 339,176
                                                                 -------------
   DIVERSIFIED FINANCIALS 0.7%
   Leucadia National Corp.                               8,536         329,746
                                                                 -------------
TOTAL DIVERSIFIED FINANCIALS                                           329,746
                                                                 -------------
TOTAL FINANCIALS                                                    11,415,400
                                                                 -------------
CONSUMER DISCRETIONARY 13.4%
   HOUSEHOLD DURABLES 5.4%
   D.R. Horton, Inc.                                    26,439         994,371
   Lennar Corp. -- Class A                              13,028         826,627
   Mohawk Industries, Inc.*                              5,350         441,375
   American Greetings Corp. -- Class A                   6,171         163,531
   Furniture Brands International, Inc.                  4,779         103,274
   Blyth, Inc.                                           3,170          88,918
                                                                 -------------
TOTAL HOUSEHOLD DURABLES                                             2,618,096
                                                                 -------------
   SPECIALTY RETAIL 3.0%
   Foot Locker, Inc.                                    14,115         384,210
   Barnes & Noble, Inc.*                                 5,699         221,121
   Borders Group, Inc.                                   6,401         162,010
   AnnTaylor Stores Corp.*                               6,572         159,568
   Regis Corp.                                           4,050         158,274
   Rent-A-Center, Inc.*                                  6,330         147,426
   Payless Shoesource, Inc.*+                            6,071         116,563
   Pier 1 Imports, Inc.+                                 7,757         110,072
                                                                 -------------
TOTAL SPECIALTY RETAIL                                               1,459,244
                                                                 -------------
   MEDIA 2.0%
   Belo Corp. -- Class A                                 9,633         230,903
   Lee Enterprises, Inc.+                                4,090         163,968
   Westwood One, Inc.                                    7,680         156,902
   Media General, Inc.                                   2,160         139,882
   Scholastic Corp.*+                                    3,371         129,952
   Entercom Communications Corp.*                        3,801         126,535
   Emmis Communications
      Corp. -- Class A*+                                 2,995          52,922
                                                                 -------------
TOTAL MEDIA                                                          1,001,064
                                                                 -------------
   AUTO COMPONENTS 1.6%
   BorgWarner, Inc.                                      5,086         272,966
   Lear Corp.+                                           6,048         220,026
   ArvinMeritor, Inc.                                    6,312         112,291
   Modine Manufacturing Co.                              2,939          95,694
   Bandag, Inc.                                          1,408          64,838
                                                                 -------------
TOTAL AUTO COMPONENTS                                                  765,815
                                                                 -------------
   MULTILINE RETAIL 0.6%
   Saks, Inc.*+                                         12,587         238,775
   99 Cents Only Stores*                                 5,318          67,592
                                                                 -------------
TOTAL MULTILINE RETAIL                                                 306,367
                                                                 -------------

                                              See Notes to Financial Statements.


78 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   HOTELS RESTAURANTS & LEISURE 0.6%
   CBRL Group, Inc.+                                     4,218   $     163,911
   Bob Evans Farms, Inc.                                 3,186          74,298
   Krispy Kreme Doughnuts, Inc.*+                        5,560          38,698
                                                                 -------------
TOTAL HOTELS RESTAURANTS & LEISURE                                     276,907
                                                                 -------------
   LEISURE EQUIPMENT & PRODUCTS 0.2%
   Callaway Golf Co.                                     6,391          98,613
                                                                 -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      98,613
                                                                 -------------
TOTAL CONSUMER DISCRETIONARY                                         6,526,106
                                                                 -------------
UTILITIES 12.1%
   ELECTRIC UTILITIES 5.2%
   Pepco Holdings, Inc.                                 17,006         407,124
   NSTAR                                                 9,612         296,338
   Alliant Energy Corp.+                                10,464         294,561
   Northeast Utilities                                  11,652         243,061
   Great Plains Energy, Inc.+                            6,719         214,269
   Hawaiian Electric Industries, Inc.                    7,283         195,257
   Westar Energy, Inc.                                   7,806         187,578
   PNM Resources, Inc.+                                  6,217         179,112
   Sierra Pacific Resources*+                           10,593         131,883
   Duquesne Light Holdings, Inc.+                        6,985         130,480
   IDACORP, Inc.+                                        3,801         116,425
   Black Hills Corp.                                     2,931         108,007
                                                                 -------------
TOTAL ELECTRIC UTILITIES                                             2,504,095
                                                                 -------------
   MULTI-UTILITIES 5.0%
   SCANA Corp.                                          10,222         436,581
   Wisconsin Energy Corp.                               10,541         411,099
   Energy East Corp.+                                   13,265         384,420
   MDU Resources Group, Inc.                            10,670         300,574
   OGE Energy Corp.+                                     8,128         235,224
   Puget Energy, Inc.                                    9,013         210,724
   Vectren Corp.                                         6,850         196,800
   WPS Resources Corp.                                   3,411         191,869
   Aquila, Inc.*+                                       21,783          78,637
                                                                 -------------
TOTAL MULTI-UTILITIES                                                2,445,928
                                                                 -------------
   GAS UTILITIES 1.9%
   Oneok, Inc.+                                          9,191         300,086
   AGL Resources, Inc.                                   6,943         268,347
   National Fuel Gas Co.                                 7,078         204,625
   WGL Holdings, Inc.                                    4,387         147,579
                                                                 -------------
TOTAL GAS UTILITIES                                                    920,637
                                                                 -------------
TOTAL UTILITIES                                                      5,870,660
                                                                 -------------
INFORMATION TECHNOLOGY 12.1%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.5%
   International Rectifier Corp.*+                       5,810         277,253
   Intersil Corp. -- Class A                            13,769         258,444
   Fairchild Semiconductor International,
      Inc.*+                                            10,779         158,990
   Integrated Device Technology, Inc.*                   9,469         101,792
   Atmel Corp.*                                         40,680          96,412

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   RF Micro Devices, Inc.*                              16,943   $      92,000
   Credence Systems Corp.*+                              8,238          74,554
   Cabot Microelectronics Corp.*+                        2,220          64,358
   Lattice Semiconductor Corp.*+                        10,239          45,461
   Triquint Semiconductor, Inc.*                        12,502          41,632
                                                                 -------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                           1,210,896
                                                                 -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.2%
   Arrow Electronics, Inc.*                             10,597         287,815
   Avnet, Inc.*+                                        10,870         244,901
   Tech Data Corp.*                                      5,297         193,923
   Vishay Intertechnology, Inc.*                        16,216         192,484
   Plexus Corp.*                                         3,901          55,511
   Newport Corp.*                                        3,889          53,902
   KEMET Corp.*                                          7,805          49,171
                                                                 -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                             1,077,707
                                                                 -------------
   SOFTWARE 2.1%
   Cadence Design Systems, Inc.*                        24,711         337,552
   Fair Isaac Corp.+                                     6,080         221,920
   Synopsys, Inc.*+                                     12,940         215,710
   Macrovision Corp.*                                    4,540         102,331
   RSA Security, Inc.*                                   6,420          73,702
   Mentor Graphics Corp.*                                7,040          72,160
                                                                 -------------
TOTAL SOFTWARE                                                       1,023,375
                                                                 -------------
   IT CONSULTING & SERVICES 2.1%
   Ceridian Corp.*                                      13,490         262,785
   CheckFree Corp.*                                      7,655         260,729
   Acxiom Corp.                                          7,920         165,370
   BISYS Group, Inc.*                                   10,879         162,532
   MPS Group, Inc.*                                      9,336          87,945
   Keane, Inc.*+                                         5,052          69,213
                                                                 -------------
TOTAL IT CONSULTING & SERVICES                                       1,008,574
                                                                 -------------
   COMPUTERS & PERIPHERALS 1.9%
   Sandisk Corp.*+                                      16,320         387,274
   Storage Technology Corp.*                             9,662         350,634
   Imation Corp.                                         3,032         117,611
   McData Corp. -- Class A*                             14,208          56,832
                                                                 -------------
TOTAL COMPUTERS & PERIPHERALS                                          912,351
                                                                 -------------
   COMMUNICATIONS EQUIPMENT 1.3%
   Polycom, Inc.*+                                       8,828         131,625
   3Com Corp.*+                                         34,561         125,802
   Avocent Corp.*+                                       4,470         116,846
   Powerwave Technologies, Inc.*+                        8,975          91,724
   CommScope, Inc.*                                      4,614          80,330
   Utstarcom, Inc.*+                                     9,418          70,541
                                                                 -------------
TOTAL COMMUNICATIONS EQUIPMENT                                         616,868
                                                                 -------------
TOTAL INFORMATION TECHNOLOGY                                         5,849,771
                                                                 -------------
ENERGY 9.6%
   ENERGY EQUIPMENT & SERVICES 4.9%
   Weatherford International Ltd.*+                     12,467         722,837

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   ENSCO International, Inc.                            13,666   $     488,559
   Pride International, Inc.*                           13,237         340,191
   Cooper Cameron Corp.*+                                4,946         306,899
   Helmerich & Payne, Inc.+                              4,614         216,489
   Tidewater, Inc.                                       5,473         208,631
   Hanover Compressor Co.*                               7,054          81,192
                                                                 -------------
TOTAL ENERGY EQUIPMENT & SERVICES                                    2,364,798
                                                                 -------------
   OIL & GAS 4.7%
   Noble Energy, Inc.                                    7,840         593,096
   Pioneer Natural Resources Co.+                       12,966         545,609
   Newfield Exploration Co.*                            11,384         454,108
   Pogo Producing Co.                                    5,491         285,093
   Forest Oil Corp.*                                     5,080         213,360
   Overseas Shipholding Group, Inc.                      3,130         186,704
                                                                 -------------
TOTAL OIL & GAS                                                      2,277,970
                                                                 -------------
TOTAL ENERGY                                                         4,642,768
                                                                 -------------
INDUSTRIALS 8.1%
   MACHINERY 2.4%
   SPX Corp.                                             6,767         311,147
   Kennametal, Inc.+                                     3,416         156,623
   AGCO Corp.*                                           8,147         155,771
   Flowserve Corp.*                                      4,984         150,816
   Crane Co.                                             4,990         131,237
   Trinity Industries, Inc.+                             3,836         122,867
   Federal Signal Corp.                                  4,363          68,063
   Tecumseh Products Co. -- Class A                      1,664          45,660
                                                                 -------------
TOTAL MACHINERY                                                      1,142,184
                                                                 -------------
   COMMERCIAL SERVICES & SUPPLIES 1.8%
   Manpower, Inc.                                        8,115         322,815
   Brink's Co.                                           5,110         183,960
   Adesa, Inc.                                           8,046         175,161
   Banta Corp.                                           2,237         101,470
   Kelly Services, Inc.                                  2,464          70,569
                                                                 -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   853,975
                                                                 -------------
   ROAD & RAIL 1.0%
   Yellow Roadway Corp.*+                                5,170         262,636
   Swift Transportation Co., Inc.*+                      5,596         130,331
   Werner Enterprises, Inc.                              5,725         112,439
                                                                 -------------
TOTAL ROAD & RAIL                                                      505,406
                                                                 -------------
   TRADING COMPANIES & DISTRIBUTORS 0.6%
   GATX Corp.+                                           4,502         155,319
   United Rentals, Inc.*                                 6,526         131,890
                                                                 -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 287,209
                                                                 -------------
   CONSTRUCTION & ENGINEERING 0.5%
   Granite Construction, Inc.                            3,349          94,107
   Dycom Industries, Inc.*+                              4,400          87,164
   Quanta Services, Inc.*                                8,802          77,457
                                                                 -------------
TOTAL CONSTRUCTION & ENGINEERING                                       258,728
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   INDUSTRIAL CONGLOMERATES 0.4%
   Teleflex, Inc.                                        3,486   $     206,964
                                                                 -------------
TOTAL INDUSTRIAL CONGLOMERATES                                         206,964
                                                                 -------------
   MARINE 0.4%
   Alexander & Baldwin, Inc.                             3,946         182,897
                                                                 -------------
TOTAL MARINE                                                           182,897
                                                                 -------------
   ELECTRICAL EQUIPMENT 0.3%
   Thomas & Betts Corp.*                                 5,401         152,524
                                                                 -------------
TOTAL ELECTRICAL EQUIPMENT                                             152,524
                                                                 -------------
   BUILDING PRODUCTS 0.3%
   York International Corp.+                             3,786         143,868
                                                                 -------------
TOTAL BUILDING PRODUCTS                                                143,868
                                                                 -------------
   AIRLINES 0.3%
   AirTran Holdings, Inc.*                               7,820          72,179
   Alaska Air Group, Inc.*+                              2,327          69,228
                                                                 -------------
TOTAL AIRLINES                                                         141,407
                                                                 -------------
   AEROSPACE & DEFENSE 0.1%
   Sequa Corp. -- Class A*                                 756          50,025
                                                                 -------------
TOTAL AEROSPACE & DEFENSE                                               50,025
                                                                 -------------
TOTAL INDUSTRIALS                                                    3,925,187
                                                                 -------------
MATERIALS 7.6%
   CHEMICALS 5.2%
   Lyondell Chemical Co.+                               19,900         525,758
   Lubrizol Corp.                                        6,108         256,597
   Valspar Corp.                                         4,590         221,651
   RPM International, Inc.                              10,583         193,246
   FMC Corp.*                                            3,380         189,753
   Cabot Corp.                                           5,672         187,176
   Scotts Miracle-Gro Co. -- Class A*                    2,500         178,025
   Airgas, Inc.                                          6,380         157,395
   Cytec Industries, Inc.                                3,896         155,061
   Albemarle Corp.                                       4,198         153,101
   Minerals Technologies, Inc.                           1,853         114,145
   Sensient Technologies Corp.                           4,252          87,634
   Ferro Corp.                                           3,776          74,991
                                                                 -------------
TOTAL CHEMICALS                                                      2,494,533
                                                                 -------------
   PAPER & FOREST PRODUCTS 0.7%
   Bowater, Inc.+                                        5,037         163,048
   Potlatch Corp.+                                       2,613         136,738
   Glatfelter                                            3,367          41,751
                                                                 -------------
TOTAL PAPER & FOREST PRODUCTS                                          341,537
                                                                 -------------
   CONTAINERS & PACKAGING 0.7%
   Sonoco Products Co.                                   8,936         236,804
   Longview Fibre Co.                                    4,606          94,653
                                                                 -------------
TOTAL CONTAINERS & PACKAGING                                           331,457
                                                                 -------------
   CONSTRUCTION MATERIALS 0.6%
   Martin Marietta Materials, Inc.                       4,194         289,889
                                                                 -------------
TOTAL CONSTRUCTION MATERIALS                                           289,889
                                                                 -------------

                                              See Notes to Financial Statements.


80 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   METALS & MINING 0.4%
   Worthington Industries, Inc.                          7,200   $     113,760
   Steel Dynamics, Inc.+                                 3,720          97,650
                                                                 -------------
TOTAL METALS & MINING                                                  211,410
                                                                 -------------
TOTAL MATERIALS                                                      3,668,826
                                                                 -------------
HEALTH CARE 6.7%
   HEALTH CARE PROVIDERS & SERVICES 3.3%
   Pacificare Health Systems, Inc.*+                     7,852         561,025
   Omnicare, Inc.+                                       9,460         401,388
   Triad Hospitals, Inc.*+                               7,278         397,670
   Community Health Systems, Inc.*+                      6,103         230,632
                                                                 -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               1,590,715
                                                                 -------------
   BIOTECHNOLOGY 1.9%
   Invitrogen Corp.*+                                    4,681         389,880
   Charles River Laboratories
      International, Inc.*+                              6,010         289,983
   Millennium Pharmaceuticals, Inc.*+                   27,707         256,844
                                                                 -------------
TOTAL BIOTECHNOLOGY                                                    936,707
                                                                 -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.1%
   Advanced Medical Optics, Inc.*                        5,860         232,935
   STERIS Corp.                                          6,227         160,470
   Varian, Inc.*                                         3,080         116,393
                                                                 -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 509,798
                                                                 -------------
   PHARMACEUTICALS 0.4%
   Perrigo Co.                                           8,030         111,938
   Par Pharmaceutical Cos., Inc.*+                       3,080          97,975
                                                                 -------------
TOTAL PHARMACEUTICALS                                                  209,913
                                                                 -------------
TOTAL HEALTH CARE                                                    3,247,133
                                                                 -------------
CONSUMER STAPLES 5.5%
   FOOD PRODUCTS 3.0%
   Tyson Foods, Inc. -- Class A                         27,391         487,571
   Dean Foods Co.*                                      13,557         477,749
   J.M. Smucker Co.                                      5,266         247,186
   Smithfield Foods, Inc.*                               9,020         245,975
                                                                 -------------
TOTAL FOOD PRODUCTS                                                  1,458,481
                                                                 -------------
   BEVERAGES 1.7%
   Constellation Brands,
      Inc. -- Class A*+                                 18,812         554,954
   PepsiAmericas, Inc.                                   9,390         240,948
                                                                 -------------
TOTAL BEVERAGES                                                        795,902
                                                                 -------------
   FOOD & DRUG RETAILING 0.6%
   BJ's Wholesale Club, Inc.*+                           6,166         200,333
   Ruddick Corp.                                         4,060         103,652
                                                                 -------------
TOTAL FOOD & DRUG RETAILING                                            303,985
                                                                 -------------
   TOBACCO 0.2%
   Universal Corp./Richmond VA                           2,312         101,219
                                                                 -------------
TOTAL TOBACCO                                                          101,219
                                                                 -------------
TOTAL CONSUMER STAPLES                                               2,659,587
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.8%
   WIRELESS TELECOMMUNICATION SERVICES 0.8%
   Telephone & Data Systems, Inc.+                       9,849   $     401,938
                                                                 -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                              401,938
                                                                 -------------
TOTAL TELECOMMUNICATION SERVICES                                       401,938
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $45,485,504)                                               48,207,376
                                                                 -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENTS  0.5%
Repurchase Agreement (Note 5)
  2.85% due 07/01/05                             $     220,633         220,633
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $220,633)                                                     220,633
                                                                 -------------

SECURITIES LENDING COLLATERAL  9.9%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                               4,815,897       4,815,897
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,815,897)                                                 4,815,897
                                                                 -------------
TOTAL INVESTMENTS 109.8%
   (Cost $50,522,034)                                            $  53,243,906
                                                                 =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (9.8)%                                         $  (4,757,135)
                                                                 =============
NET ASSETS - 100.0%                                              $  48,486,771


*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.5%

FINANCIALS 36.7%
   BANKS 11.4%
   Bank of America Corp.                                 9,736   $     444,059
   Wells Fargo & Co.                                     4,085         251,554
   Wachovia Corp.                                        3,818         189,373
   U.S. Bancorp                                          4,441         129,677
   SunTrust Banks, Inc.                                    827          59,743
   BB&T Corp.+                                           1,327          53,040
   Fifth Third Bancorp+                                  1,264          52,089
   National City Corp.                                   1,440          49,133
   Regions Financial Corp.+                              1,123          38,047
   PNC Financial Services Group, Inc.                      683          37,196
   KeyCorp+                                                990          32,819
   North Fork Bancorporation, Inc.                       1,157          32,500
   M&T Bank Corp.                                          227          23,871
   Comerica, Inc.                                          406          23,467
   Marshall & Ilsley Corp.+                                515          22,892
   AmSouth Bancorp+                                        854          22,204
   Synovus Financial Corp.                                 756          21,675
   Zions Bancorporation                                    208          15,294
   Huntington Bancshares, Inc.+                            562          13,567
   Compass Bancshares, Inc.+                               300          13,500
   First Horizon National Corp.+                           301          12,702
                                                                 -------------
TOTAL BANKS                                                          1,538,402
                                                                 -------------
   INSURANCE 8.2%
   American International Group, Inc.                    6,281         364,926
   Allstate Corp.                                        1,617          96,616
   Prudential Financial, Inc.+                           1,268          83,257
   MetLife, Inc.                                         1,776          79,813
   St. Paul Travelers Cos., Inc.                         1,629          64,394
   Hartford Financial Services Group, Inc.+                722          53,991
   AFLAC, Inc.                                           1,212          52,455
   Chubb Corp.                                             468          40,066
   Marsh & McLennan Cos., Inc.+                          1,290          35,733
   ACE Ltd.                                                700          31,395
   Loews Corp.                                             389          30,148
   XL Capital Ltd.                                         338          25,154
   Lincoln National Corp.                                  417          19,566
   Aon Corp.+                                              774          19,381
   MBIA, Inc.                                              320          18,979
   Ambac Financial Group, Inc.                             260          18,138
   SAFECO Corp.                                            310          16,845
   Jefferson-Pilot Corp.                                   320          16,134
   Cincinnati Financial Corp.+                             407          16,101
   UnumProvident Corp.+                                    722          13,227
   Torchmark Corp.                                         245          12,789
                                                                 -------------
TOTAL INSURANCE                                                      1,109,108
                                                                 -------------
   DIVERSIFIED FINANCIALS 6.9%
   Citigroup, Inc.                                      12,595         582,267
   J.P. Morgan Chase & Co.                               8,520         300,926

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Principal Financial Group, Inc.                         708   $      29,665
   CIT Group, Inc.                                         512          22,001
                                                                 -------------
TOTAL DIVERSIFIED FINANCIALS                                           934,859
                                                                 -------------
   CAPITAL MARKETS 4.7%
   Morgan Stanley                                        2,657         139,413
   Merrill Lynch & Co., Inc.                             2,293         126,138
   Goldman Sachs Group, Inc.+                            1,071         109,263
   Lehman Brothers Holdings, Inc.+                         669          66,418
   Bank of New York Co., Inc.                            1,881          54,135
   State Street Corp.                                      801          38,648
   Mellon Financial Corp.                                1,023          29,350
   Bear Stearns Cos., Inc.+                                267          27,752
   Northern Trust Corp.                                    494          22,522
   E*Trade Financial Corp.*                                888          12,423
   Janus Capital Group, Inc.+                              554           8,332
                                                                 -------------
TOTAL CAPITAL MARKETS                                                  634,394
                                                                 -------------
   THRIFTS & MORTGAGE FINANCE 3.5%
   Fannie Mae                                            2,342         136,773
   Freddie Mac+                                          1,667         108,738
   Washington Mutual, Inc.+                              2,127          86,548
   Countrywide Financial Corp.                           1,424          54,981
   Golden West Financial Corp.                             680          43,778
   Sovereign Bancorp, Inc.+                                885          19,771
   MGIC Investment Corp.+                                  223          14,544
                                                                 -------------
TOTAL THRIFTS & MORTGAGE FINANCE                                       465,133
                                                                 -------------
   CONSUMER FINANCE 1.1%
   MBNA Corp.                                            3,072          80,364
   Capital One Financial Corp.                             614          49,126
   Providian Financial Corp.*                              708          12,482
                                                                 -------------
TOTAL CONSUMER FINANCE                                                 141,972
                                                                 -------------
   REAL ESTATE 0.9%
   Equity Office Properties Trust+                         992          32,835
   Equity Residential                                      692          25,479
   Archstone-Smith Trust+                                  486          18,769
   ProLogis                                                454          18,269
   Plum Creek Timber Co., Inc. (REIT)+                     442          16,045
   Apartment Investment &
      Management Co. -- Class A                            227           9,289
                                                                 -------------
TOTAL REAL ESTATE                                                      120,686
                                                                 -------------
TOTAL FINANCIALS                                                     4,944,554
                                                                 -------------
CONSUMER DISCRETIONARY 12.7%
   MEDIA 6.5%
   Time Warner, Inc.*                                   11,342         189,525
   Comcast Corp. -- Class A*+                            5,342         163,999
   Viacom, Inc. -- Class B                               3,907         125,102
   Walt Disney Co.                                       4,943         124,465
   News Corp. -- Class A+                                6,980         112,936
   Gannett Co., Inc.+                                      602          42,820
   Clear Channel Communications, Inc.+                   1,235          38,199
   Tribune Co.+                                            722          25,400

                                              See Notes to Financial Statements.


82 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Univision Communications,
      Inc. -- Class A*+                                    700   $      19,285
   Interpublic Group of Cos., Inc.*                      1,028          12,521
   Knight-Ridder, Inc.                                     180          11,041
   New York Times Co. -- Class A                           350          10,903
                                                                 -------------
TOTAL MEDIA                                                            876,196
                                                                 -------------
   HOTELS RESTAURANTS & LEISURE 1.5%
   McDonald's Corp.                                      3,072          85,248
   Carnival Corp.+                                       1,272          69,388
   Starwood Hotels & Resorts
      Worldwide, Inc.+                                     524          30,691
   Wendy's International, Inc.                             276          13,151
                                                                 -------------
TOTAL HOTELS RESTAURANTS & LEISURE                                     198,478
                                                                 -------------
   MULTILINE RETAIL 1.4%
   Kohl's Corp.*                                           788          44,057
   Sears Holdings Corp.*+                                  240          35,969
   JC Penney Holding Co., Inc.                             633          33,283
   Federated Department Stores, Inc.+                      403          29,532
   May Department Stores Co.                               729          29,276
   Family Dollar Stores, Inc.                              400          10,440
   Dillard's, Inc. -- Class A                              178           4,169
   Big Lots, Inc.*+                                        272           3,601
                                                                 -------------
TOTAL MULTILINE RETAIL                                                 190,327
                                                                 -------------
   SPECIALTY RETAIL 0.8%
   The Gap, Inc.                                         1,830          36,143
   Office Depot, Inc.*                                     768          17,541
   Toys 'R' Us, Inc.*+                                     540          14,299
   Tiffany & Co.+                                          344          11,269
   AutoNation, Inc.*+                                      544          11,163
   Circuit City Stores, Inc.                               466           8,057
   OfficeMax, Inc.                                         176           5,240
                                                                 -------------
TOTAL SPECIALTY RETAIL                                                 103,712
                                                                 -------------
   HOUSEHOLD DURABLES 0.7%
   Pulte Homes, Inc.+                                      279          23,506
   Centex Corp.                                            309          21,837
   KB Home+                                                206          15,703
   Leggett & Platt, Inc.                                   464          12,333
   Whirlpool Corp.+                                        161          11,288
   Stanley Works                                           180           8,197
   Snap-On, Inc.                                           134           4,596
                                                                 -------------
TOTAL HOUSEHOLD DURABLES                                                97,460
                                                                 -------------
   AUTOMOBILES 0.7%
   General Motors Corp.+                                 1,364          46,376
   Ford Motor Co.+                                       4,458          45,650
                                                                 -------------
TOTAL AUTOMOBILES                                                       92,026
                                                                 -------------
   LEISURE EQUIPMENT & PRODUCTS 0.4%
   Eastman Kodak Co.+                                      697          18,715
   Mattel, Inc.+                                         1,000          18,300
   Brunswick Corp.                                         228           9,877
   Hasbro, Inc.                                            408           8,482
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                               $      55,374
                                                                 -------------
   AUTO COMPONENTS 0.3%
   Johnson Controls, Inc.                                  462          26,024
   Delphi Corp.                                          1,360           6,324
   Dana Corp.                                              368           5,524
   Cooper Tire & Rubber Co.+                               149           2,767
                                                                 -------------
TOTAL AUTO COMPONENTS                                                   40,639
                                                                 -------------
   TEXTILES & APPAREL 0.3%
   VF Corp.                                                242          13,847
   Liz Claiborne, Inc.+                                    259          10,298
   Jones Apparel Group, Inc.                               287           8,908
   Reebok International Ltd.+                              136           5,689
                                                                 -------------
TOTAL TEXTILES & APPAREL                                                38,742
                                                                 -------------
   DISTRIBUTORS 0.1%
   Genuine Parts Co.                                       418          17,176
                                                                 -------------
TOTAL DISTRIBUTORS                                                      17,176
                                                                 -------------
TOTAL CONSUMER DISCRETIONARY                                         1,710,130
                                                                 -------------
ENERGY 8.2%
   OIL & GAS 7.4%
   Chevron Corp.+                                        5,077         283,906
   ConocoPhillips                                        3,372         193,856
   Occidental Petroleum Corp.+                             962          74,007
   Devon Energy Corp.+                                   1,149          58,231
   Burlington Resources, Inc.                              935          51,649
   Apache Corp.                                            793          51,228
   Valero Energy Corp.+                                    620          49,048
   Anadarko Petroleum Corp.                                575          47,236
   Marathon Oil Corp.                                      838          44,724
   Unocal Corp.                                            654          42,543
   Williams Cos., Inc.+                                  1,386          26,334
   Kerr-McGee Corp.                                        279          21,291
   Amerada Hess Corp.                                      199          21,196
   El Paso Corp.                                         1,560          17,971
   Ashland, Inc.+                                          155          11,140
                                                                 -------------
TOTAL OIL & GAS                                                        994,360
                                                                 -------------
   ENERGY EQUIPMENT & SERVICES 0.8%
   Transocean, Inc.*+                                      787          42,474
   Nabors Industries Ltd.*+                                364          22,066
   National-Oilwell Varco, Inc.*                           420          19,967
   Noble Corp.+                                            320          19,683
   Rowan Cos., Inc.+                                       254           7,546
                                                                 -------------
TOTAL ENERGY EQUIPMENT & SERVICES                                      111,736
                                                                 -------------
TOTAL ENERGY                                                         1,106,096
                                                                 -------------
INDUSTRIALS 8.1%
   AEROSPACE & DEFENSE 1.9%
   Honeywell International, Inc.+                        2,064          75,604
   General Dynamics Corp.                                  490          53,675
   Northrop Grumman Corp.                                  873          48,233
   Raytheon Co.                                          1,093          42,758
   L-3 Communications Holdings, Inc.+                      286          21,902

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Goodrich Corp.                                          289   $      11,838
                                                                 -------------
TOTAL AEROSPACE & DEFENSE                                              254,010
                                                                 -------------
   MACHINERY 1.8%
   Illinois Tool Works, Inc.                               660          52,589
   Deere & Co.+                                            599          39,228
   Ingersoll-Rand Co. -- Class A                           413          29,468
   Paccar, Inc.                                            420          28,560
   Eaton Corp.                                             369          22,103
   ITT Industries, Inc.                                    226          22,064
   Parker Hannifin Corp.                                   291          18,045
   Dover Corp.                                             489          17,790
   Pall Corp.+                                             306           9,290
   Cummins, Inc.+                                          100           7,461
   Navistar International Corp.*                           150           4,800
                                                                 -------------
TOTAL MACHINERY                                                        251,398
                                                                 -------------
   INDUSTRIAL CONGLOMERATES 1.2%
   Tyco International Ltd.                               4,890         142,788
   Textron, Inc.                                           327          24,803
                                                                 -------------
TOTAL INDUSTRIAL CONGLOMERATES                                         167,591
                                                                 -------------
   ROAD & RAIL 1.0%
   Burlington Northern Santa Fe Corp.                      914          43,031
   Union Pacific Corp.                                     632          40,953
   Norfolk Southern Corp.                                  981          30,372
   CSX Corp.                                               521          22,226
                                                                 -------------
TOTAL ROAD & RAIL                                                      136,582
                                                                 -------------
   COMMERCIAL SERVICES & SUPPLIES 1.0%
   Cendant Corp.                                         2,551          57,066
   Waste Management, Inc.                                1,374          38,939
   RR Donnelley & Sons Co.                                 513          17,704
   Cintas Corp.                                            360          13,896
   Allied Waste Industries, Inc.*                          656           5,202
                                                                 -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   132,807
                                                                 -------------
   AIR FREIGHT & COURIERS 0.5%
   FedEx Corp.                                             729          59,056
   Ryder System, Inc.                                      161           5,893
                                                                 -------------
TOTAL AIR FREIGHT & COURIERS                                            64,949
                                                                 -------------
   BUILDING PRODUCTS 0.2%
   Masco Corp.                                           1,051          33,380
                                                                 -------------
TOTAL BUILDING PRODUCTS                                                 33,380
                                                                 -------------
   AIRLINES 0.2%
   Southwest Airlines Co.+                               1,788          24,907
                                                                 -------------
TOTAL AIRLINES                                                          24,907
                                                                 -------------
   ELECTRICAL EQUIPMENT 0.2%
   Cooper Industries Ltd. -- Class A                       216          13,802
   American Power Conversion Corp.                         442          10,427
                                                                 -------------
TOTAL ELECTRICAL EQUIPMENT                                              24,229
                                                                 -------------
   TRADING COMPANIES & DISTRIBUTORS 0.1%
   W.W. Grainger, Inc.                                     194          10,629
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                           $      10,629
                                                                 -------------
TOTAL INDUSTRIALS                                                    1,100,482
                                                                 -------------
HEALTH CARE 8.0%
   PHARMACEUTICALS 3.9%
   Pfizer, Inc.                                         18,000         496,440
   Mylan Laboratories, Inc.                                650          12,506
   Watson Pharmaceuticals, Inc.*                           271           8,011
   King Pharmaceuticals, Inc.*                             584           6,085
                                                                 -------------
TOTAL PHARMACEUTICALS                                                  523,042
                                                                 -------------
   HEALTH CARE PROVIDERS & SERVICES 3.4%
   WellPoint, Inc.*                                      1,484         103,346
   Cardinal Health, Inc.+                                1,035          59,595
   Aetna, Inc.                                             704          58,305
   Caremark Rx, Inc.*                                    1,094          48,705
   Medco Health Solutions, Inc.*+                          667          35,591
   CIGNA Corp.                                             311          33,286
   McKesson Corp.                                          713          31,935
   AmerisourceBergen Corp.                                 254          17,564
   Laboratory Corporation of America
      Holdings*                                            330          16,467
   Health Management Associates,
      Inc. -- Class A+                                     597          15,630
   Humana, Inc.*+                                          383          15,220
   Tenet Healthcare Corp.*+                              1,131          13,844
   Manor Care, Inc.                                        202           8,026
                                                                 -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 457,514
                                                                 -------------
   BIOTECHNOLOGY 0.4%
   Biogen Idec, Inc.*                                      829          28,559
   Chiron Corp.*+                                          351          12,246
   Applera Corp. - Applied Biosystems
      Group+                                               479           9,422
                                                                 -------------
TOTAL BIOTECHNOLOGY                                                     50,227
                                                                 -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.3%
   Fisher Scientific International, Inc.*                  281          18,237
   Thermo Electron Corp.*                                  393          10,560
   Bausch & Lomb, Inc.+                                    120           9,960
   PerkinElmer, Inc.                                       314           5,935
                                                                 -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  44,692
                                                                 -------------
TOTAL HEALTH CARE                                                    1,075,475
                                                                 -------------
INFORMATION TECHNOLOGY 7.0%
   COMPUTERS & PERIPHERALS 2.2%
   Hewlett-Packard Co.                                   6,985         164,217
   EMC Corp./MA*                                         5,818          79,765
   Sun Microsystems, Inc.*                               8,251          30,776
   NCR Corp.*                                              452          15,874
   QLogic Corp.*                                           220           6,792
                                                                 -------------
TOTAL COMPUTERS & PERIPHERALS                                          297,424
                                                                 -------------

                                              See Notes to Financial Statements.


84 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   SEMICONDUCTOR & SEMICONDUCTOR
      EQUIPMENT 1.2%
   Applied Materials, Inc.+                              3,980   $      64,396
   KLA-Tencor Corp.                                        480          20,976
   Freescale Semiconductor,
      Inc. -- Class B*                                     975          20,650
   Advanced Micro Devices, Inc.*+                          958          16,612
   Micron Technology, Inc.*                              1,486          15,172
   Novellus Systems, Inc.*                                 327           8,080
   LSI Logic Corp.*                                        942           7,998
   Teradyne, Inc.*+                                        472           5,650
   Applied Micro Circuits Corp.*                           739           1,892
                                                                 -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR
   EQUIPMENT                                                           161,426
                                                                 -------------
   COMMUNICATIONS EQUIPMENT 1.2%
   Motorola, Inc.                                        5,936         108,391
   Scientific-Atlanta, Inc.+                               368          12,243
   Comverse Technology, Inc.*                              486          11,494
   Tellabs, Inc.*+                                       1,085           9,440
   ADC Telecommunications, Inc.*                           272           5,922
   JDS Uniphase Corp.*+                                  3,510           5,335
   Andrew Corp.*+                                          389           4,964
   CIENA Corp.*                                          1,392           2,909
                                                                 -------------
TOTAL COMMUNICATIONS EQUIPMENT                                         160,698
                                                                 -------------
   IT CONSULTING & SERVICES 0.9%
   SunGard Data Systems, Inc.*                             701          24,654
   Electronic Data Systems Corp.+                        1,255          24,159
   Fiserv, Inc.*+                                          466          20,015
   Computer Sciences Corp.*                                450          19,665
   Affiliated Computer Services,
      Inc. -- Class A*+                                    306          15,637
   Sabre Holdings Corp.+                                   315           6,284
   Unisys Corp.*                                           823           5,209
   Convergys Corp.*+                                       335           4,764
                                                                 -------------
TOTAL IT CONSULTING & SERVICES                                         120,387
                                                                 -------------
   SOFTWARE 0.7%
   Computer Associates International,
      Inc.+                                              1,290          35,449
   Veritas Software Corp.*                               1,039          25,352
   Siebel Systems, Inc.+                                 1,251          11,134
   BMC Software, Inc.*                                     532           9,549
   Compuware Corp.*                                        938           6,744
   Novell, Inc.*+                                          920           5,704
                                                                 -------------
TOTAL SOFTWARE                                                          93,932
                                                                 -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.6%
   Agilent Technologies, Inc.*                           1,050          24,171
   Jabil Circuit, Inc.*                                    448          13,767
   Molex, Inc.+                                            406          10,572
   Solectron Corp.*                                      2,350           8,907
   Sanmina-SCI Corp.*                                    1,273           6,963

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Symbol Technologies, Inc.                               590   $       5,823
   Tektronix, Inc.                                         211           4,910
                                                                 -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                75,113
                                                                 -------------
   OFFICE ELECTRONICS 0.2%
   Xerox Corp.*                                          2,317          31,952
                                                                 -------------
TOTAL OFFICE ELECTRONICS                                                31,952
                                                                 -------------
TOTAL INFORMATION TECHNOLOGY                                           940,932
                                                                 -------------
UTILITIES 6.2%
   ELECTRIC UTILITIES 4.2%
   Exelon Corp.+                                         1,618          83,052
   Southern Co.+                                         1,804          62,545
   FPL Group, Inc.+                                        952          40,041
   Entergy Corp.                                           517          39,059
   FirstEnergy Corp.                                       794          38,199
   American Electric Power Co., Inc.+                      928          34,215
   PG&E Corp.+                                             898          33,711
   Edison International+                                   790          32,035
   Consolidated Edison, Inc.+                              591          27,682
   Progress Energy, Inc.+                                  604          27,325
   Ameren Corp.+                                           494          27,318
   PPL Corp.+                                              457          27,137
   Cinergy Corp.                                           479          21,469
   DTE Energy Co.+                                         417          19,503
   Xcel Energy, Inc.+                                      970          18,934
   Pinnacle West Capital Corp.                             235          10,446
   Allegheny Energy, Inc.*+                                390           9,836
   TECO Energy, Inc.+                                      502           9,493
   CenterPoint Energy, Inc.+                               700           9,247
                                                                 -------------
TOTAL ELECTRIC UTILITIES                                               571,247
                                                                 -------------
   MULTI-UTILITIES 1.7%
   Duke Energy Corp.+                                    2,243          66,684
   Dominion Resources, Inc./VA+                            822          60,327
   Public Service Enterprise Group, Inc.                   581          35,336
   Constellation Energy Group, Inc.                        432          24,922
   Sempra Energy                                           575          23,753
   CMS Energy Corp.*                                       528           7,952
   Calpine Corp.*+                                       1,307           4,444
   Dynegy, Inc. -- Class A*+                               801           3,893
                                                                 -------------
TOTAL MULTI-UTILITIES                                                  227,311
                                                                 -------------
   GAS UTILITIES 0.3%
   KeySpan Corp.+                                          421          17,135
   NiSource, Inc.                                          656          16,223
   Nicor, Inc.+                                            101           4,158
   Peoples Energy Corp.                                     85           3,694
                                                                 -------------
TOTAL GAS UTILITIES                                                     41,210
                                                                 -------------
TOTAL UTILITIES                                                        839,768
                                                                 -------------
TELECOMMUNICATION SERVICES 6.0%
   DIVERSIFIED TELECOMMUNICATION SERVICES 5.4%
   Verizon Communications, Inc.+                         6,700         231,485
   SBC Communications, Inc.+                             7,999         189,976

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   BellSouth Corp.+                                      4,429   $     117,679
   Sprint Corp.+                                         3,580          89,822
   Alltel Corp.+                                           793          49,388
   AT&T Corp.+                                           1,936          36,861
   CenturyTel, Inc.                                        319          11,047
                                                                 -------------
TOTAL DIVERSIFIED
   TELECOMMUNICATION SERVICES                                          726,258
                                                                 -------------
   WIRELESS TELECOMMUNICATION SERVICES 0.6%
   Nextel Communications,
      Inc. -- Class A*                                   2,720          87,883
                                                                 -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                               87,883
                                                                 -------------
TOTAL TELECOMMUNICATION SERVICES                                       814,141
                                                                 -------------
MATERIALS 4.2%
   CHEMICALS 1.9%
   Dow Chemical Co.                                      2,330         103,755
   Monsanto Co.                                            646          40,614
   Air Products & Chemicals, Inc.                          557          33,587
   PPG Industries, Inc.+                                   411          25,794
   Rohm & Haas Co.                                         470          21,780
   Eastman Chemical Co.                                    192          10,589
   Sigma-Aldrich Corp.                                     160           8,966
   Engelhard Corp.                                         290           8,279
   Great Lakes Chemical Corp.                              114           3,588
                                                                 -------------
TOTAL CHEMICALS                                                        256,952
                                                                 -------------
   METALS & MINING 1.1%
   Alcoa, Inc.+                                          2,111          55,160
   Newmont Mining Corp.+                                 1,078          42,074
   Phelps Dodge Corp.+                                     237          21,923
   Nucor Corp.+                                            392          17,883
   United States Steel Corp.+                              275           9,452
                                                                 -------------
TOTAL METALS & MINING                                                  146,492
                                                                 -------------
   PAPER & FOREST PRODUCTS 0.8%
   Weyerhaeuser Co.                                        593          37,745
   International Paper Co.+                              1,188          35,890
   Georgia-Pacific Corp.+                                  628          19,970
   MeadWestvaco Corp.                                      449          12,590
   Louisiana-Pacific Corp.+                                261           6,415
                                                                 -------------
TOTAL PAPER & FOREST PRODUCTS                                          112,610
                                                                 -------------
   CONTAINERS & PACKAGING 0.3%
   Temple-Inland, Inc.                                     302          11,219
   Sealed Air Corp.*                                       200           9,958
   Pactiv Corp.*                                           360           7,769
   Bemis Co.+                                              254           6,741
                                                                 -------------
TOTAL CONTAINERS & PACKAGING                                            35,687
                                                                 -------------
   CONSTRUCTION MATERIALS 0.1%
   Vulcan Materials Co.                                    241          15,663
                                                                 -------------
TOTAL CONSTRUCTION MATERIALS                                            15,663
                                                                 -------------
TOTAL MATERIALS                                                        567,404
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

CONSUMER STAPLES 2.4%
   FOOD & DRUG RETAILING 1.4%
   CVS Corp.+                                            1,962   $      57,035
   Costco Wholesale Corp.+                               1,160          51,991
   Kroger Co.*+                                          1,764          33,569
   Safeway, Inc.+                                        1,083          24,465
   Albertson's, Inc.+                                      891          18,426
   Supervalu, Inc.+                                        321          10,468
                                                                 -------------
TOTAL FOOD & DRUG RETAILING                                            195,954
                                                                 -------------
   FOOD PRODUCTS 0.5%
   Archer-Daniels-Midland Co.                            1,513          32,348
   ConAgra Foods, Inc.+                                  1,250          28,950
                                                                 -------------
TOTAL FOOD PRODUCTS                                                     61,298
                                                                 -------------
   BEVERAGES 0.2%
   Coca-Cola Enterprises, Inc.                             856          18,841
   Molson Coors Brewing Co. -- Class B                     194          12,028
                                                                 -------------
TOTAL BEVERAGES                                                         30,869
                                                                 -------------
   TOBACCO 0.2%
   Reynolds American, Inc.+                                280          22,064
                                                                 -------------
TOTAL TOBACCO                                                           22,064
                                                                 -------------
   PERSONAL PRODUCTS 0.1%
   Alberto-Culver Co. -- Class B                           204           8,839
                                                                 -------------
TOTAL PERSONAL PRODUCTS                                                  8,839
                                                                 -------------
TOTAL CONSUMER STAPLES                                                 319,024
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $11,951,842)                                               13,418,006
                                                                 -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENTS 0.1%
Repurchase Agreement (Note 5)
  2.85% due 07/01/05                             $      13,589          13,589
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $13,589)                                                       13,589
                                                                 -------------

SECURITIES LENDING COLLATERAL 15.6%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                               2,107,661       2,107,661
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,107,661)                                                 2,107,661
                                                                 -------------
TOTAL INVESTMENTS 115.2%
   (Cost $14,073,092)                                            $  15,539,256
                                                                 =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (15.2)%                                        $  (2,052,173)
                                                                 =============
NET ASSETS - 100.0%                                              $  13,487,083

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

REIT - REAL ESTATE INVESTMENT TRUST.

                                              See Notes to Financial Statements.


86 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.7%

CONSUMER DISCRETIONARY 22.5%
   SPECIALTY RETAIL 6.5%
   Men's Wearhouse, Inc.*+                               2,860   $      98,470
   Tractor Supply Co.*+                                  1,994          97,905
   GameStop Corp. -- Class B*                            2,870          85,813
   Guitar Center, Inc.*+                                 1,433          83,644
   Electronics Boutique Holdings Corp.*                  1,005          63,807
   Aaron Rents, Inc.                                     2,465          61,354
   Children's Place Retail Stores, Inc.*+                1,174          54,791
   Hibbett Sporting Goods, Inc.*+                        1,322          50,024
   Finish Line, Inc. -- Class A                          2,580          48,814
   HOT Topic, Inc.*                                      2,492          47,647
   Genesco, Inc.*                                        1,264          46,882
   Select Comfort Corp.*                                 2,005          42,967
   Movie Gallery, Inc.+                                  1,600          42,288
   Stein Mart, Inc.                                      1,922          42,284
   Christopher & Banks Corp.                             1,992          36,374
   Cato Corp. -- Class A                                 1,740          35,931
                                                                 -------------
TOTAL SPECIALTY RETAIL                                                 938,995
                                                                 -------------
   HOTELS RESTAURANTS & LEISURE 5.9%
   Panera Bread Co. -- Class A*+                         1,711         106,227
   Sonic Corp.*+                                         3,359         102,550
   P.F. Chang's China Bistro, Inc.*                      1,451          85,580
   CEC Entertainment, Inc.*                              1,955          82,286
   Jack in the Box, Inc.*                                1,950          73,944
   Argosy Gaming Co.*                                    1,559          72,665
   Rare Hospitality International, Inc.*                 1,906          58,076
   Shuffle Master, Inc.*+                                1,952          54,715
   WMS Industries, Inc.*                                 1,460          49,275
   IHOP Corp.                                            1,110          48,163
   Triarc Cos. -- Class B                                3,147          46,764
   Papa John's International, Inc.*                        796          31,816
   Steak n Shake Co.*                                    1,540          28,675
   Bally Total Fitness Holding Corp.*                    1,890           6,124
                                                                 -------------
TOTAL HOTELS RESTAURANTS & LEISURE                                     846,860
                                                                 -------------
   HOUSEHOLD DURABLES 3.2%
   NVR, Inc.*                                              298         241,380
   Meritage Homes Corp.*                                 1,350         107,325
   Ethan Allen Interiors, Inc.                           1,936          64,875
   Champion Enterprises, Inc.*+                          4,204          41,788
                                                                 -------------
TOTAL HOUSEHOLD DURABLES                                               455,368
                                                                 -------------
   TEXTILES & APPAREL 2.6%
   Quiksilver, Inc.*+                                    6,498         103,838
   Wolverine World Wide, Inc.                            3,217          77,240
   Fossil, Inc.*+                                        3,125          70,938
   Phillips-Van Heusen Corp.                             1,770          57,861
   K-Swiss, Inc. -- Class A                              1,664          53,814
   OshKosh B'Gosh, Inc. -- Class A                         652          16,945
                                                                 -------------
TOTAL TEXTILES & APPAREL                                               380,636
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   LEISURE EQUIPMENT & PRODUCTS 2.0%
   Polaris Industries, Inc.+                             2,371   $     128,034
   SCP Pool Corp.                                        2,920         102,463
   Nautilus, Inc.                                        1,760          50,160
                                                                 -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                     280,657
                                                                 -------------
   MEDIA 1.0%
   Arbitron, Inc.                                        1,749          75,032
   Advo, Inc.                                            1,738          55,355
   Thomas Nelson, Inc.                                     727          15,820
                                                                 -------------
TOTAL MEDIA                                                            146,207
                                                                 -------------
   COMMERCIAL SERVICES & SUPPLIES 0.4%
   Pre-Paid Legal Services, Inc.                           755          33,711
   Vertrue, Inc.*+                                         545          21,233
   CPI Corp.                                               436           7,870
                                                                 -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    62,814
                                                                 -------------
   AUTOMOBILES 0.4%
   Winnebago Industries, Inc.                            1,692          55,413
                                                                 -------------
TOTAL AUTOMOBILES                                                       55,413
                                                                 -------------
   DISTRIBUTORS 0.4%
   Building Material Holding Corp.                         770          53,353
                                                                 -------------
TOTAL DISTRIBUTORS                                                      53,353
                                                                 -------------
   AUTO COMPONENTS 0.1%
   Midas, Inc.*                                            836          19,228
                                                                 -------------
TOTAL AUTO COMPONENTS                                                   19,228
                                                                 -------------
TOTAL CONSUMER DISCRETIONARY                                         3,239,531
                                                                 -------------
HEALTH CARE 20.8%
   HEALTH CARE EQUIPMENT & SUPPLIES 9.5%
   Respironics, Inc.*+                                   3,976         143,573
   ResMed, Inc.*+                                        1,935         127,691
   Idexx Laboratories, Inc.*                             1,809         112,755
   Mentor Corp.+                                         2,075          86,071
   Sybron Dental Specialties, Inc.*+                     2,225          83,705
   Immucor, Inc.*+                                       2,526          73,128
   American Medical Systems Holdings,
      Inc.*                                              3,454          71,325
   Diagnostic Products Corp.                             1,462          69,196
   Haemonetics Corp./MA*                                 1,464          59,497
   PolyMedica Corp.                                      1,560          55,630
   Cyberonics, Inc.*                                     1,250          54,238
   Biosite, Inc.*                                          940          51,691
   Hologic, Inc.*                                        1,211          48,137
   ArthroCare Corp.*                                     1,350          47,169
   Intermagnetics General Corp.*                         1,423          43,771
   Advanced Neuromodulation
      Systems, Inc.*+                                    1,100          43,648
   Integra LifeSciences Holdings Corp.*                  1,386          40,471
   SurModics, Inc.*+                                       928          40,247
   DJ Orthopedics, Inc.*                                 1,110          30,447
   ICU Medical, Inc.*+                                     770          24,771

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Merit Medical Systems Inc.*                           1,474   $      22,714
   Kensey Nash Corp.*+                                     632          19,112
   Possis Medical, Inc.*                                   960           9,725
   BioLase Technology, Inc.+                             1,288           8,140
                                                                 -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               1,366,852
                                                                 -------------
   HEALTH CARE PROVIDERS & SERVICES 9.4%
   Pharmaceutical Product
      Development, Inc.*                                 2,934         137,487
   Cerner Corp.*+                                        1,845         125,405
   Accredo Health, Inc.*                                 2,750         124,850
   AMERIGROUP Corp.*+                                    2,840         114,168
   Sierra Health Services, Inc.*+                        1,482         105,904
   Pediatrix Medical Group, Inc.*+                       1,270          93,396
   United Surgical Partners International,
      Inc.*                                              1,600          83,328
   American Healthways, Inc.*+                           1,847          78,073
   Centene Corp.*                                        2,320          77,906
   Owens & Minor, Inc.                                   2,210          71,493
   Chemed Corp.                                          1,410          57,641
   Priority Healthcare Corp. -- Class B*                 2,020          51,227
   LCA-Vision, Inc.                                      1,010          48,945
   AmSurg Corp.*                                         1,644          45,522
   LabOne, Inc.*+                                          971          38,655
   Dendrite International, Inc.*                         2,362          32,596
   Amedisys, Inc.*+                                        862          31,704
   Odyssey HealthCare, Inc.*                             1,915          27,614
   CryoLife, Inc.*                                       1,250           9,700
                                                                 -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               1,355,614
                                                                 -------------
   PHARMACEUTICALS 1.7%
   Medicis Pharmaceutical
      Corp. -- Class A+                                  3,019          95,793
   MGI Pharma, Inc.*                                     3,993          86,887
   Connetics Corp.*                                      1,930          34,045
   Noven Pharmaceuticals, Inc.*                          1,312          22,934
                                                                 -------------
TOTAL PHARMACEUTICALS                                                  239,659
                                                                 -------------
   BIOTECHNOLOGY 0.2%
   Enzo Biochem, Inc.*                                   1,658          29,728
                                                                 -------------
TOTAL BIOTECHNOLOGY                                                     29,728
                                                                 -------------
TOTAL HEALTH CARE                                                    2,991,853
                                                                 -------------
INFORMATION TECHNOLOGY 15.6%
   SOFTWARE 5.2%
   Take-Two Interactive Software, Inc.*+                 3,960         100,782
   Micros Systems, Inc.*+                                2,112          94,512
   Hyperion Solutions Corp.*+                            2,246          90,379
   Factset Research Systems, Inc.                        2,160          77,414
   Kronos, Inc./MA*                                      1,778          71,814
   Progress Software Corp.*                              2,072          62,471
   Ansys, Inc.*+                                         1,755          62,320
   Filenet Corp.*                                        2,280          57,319
   Serena Software, Inc.*                                1,882          36,323

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Manhattan Associates, Inc.*                           1,630   $      31,312
   SS&C Technologies Co.                                   900          28,512
   Sonic Solutions, Inc.*+                               1,252          23,287
   Radiant Systems, Inc.*                                1,340          15,276
                                                                 -------------
TOTAL SOFTWARE                                                         751,721
                                                                 -------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 4.0%
   Flir Systems, Inc.*+                                  3,858         115,123
   Trimble Navigation Ltd.*+                             2,930         114,182
   Cognex Corp.                                          2,449          64,139
   Itron, Inc.*                                          1,290          57,637
   Dionex Corp.*                                         1,069          46,619
   Rogers Corp.*                                           915          37,103
   MTS Systems Corp.                                     1,100          36,938
   Littelfuse, Inc.*                                     1,242          34,590
   Scansource, Inc.*                                       699          30,015
   BEI Technologies, Inc.                                  740          19,743
   Daktronics, Inc.                                        963          19,270
                                                                 -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               575,359
                                                                 -------------
   IT CONSULTING & SERVICES 2.4%
   Global Payments, Inc.+                                1,993         135,125
   CACI International, Inc. -- Class A*+                 1,660         104,845
   Mantech International
      Corp. -- Class A*                                  1,400          43,456
   Talx Corp.                                            1,160          33,536
   iPayment Holdings, Inc.*                                580          21,182
                                                                 -------------
TOTAL IT CONSULTING & SERVICES                                         338,144
                                                                 -------------
   INTERNET SOFTWARE & SERVICES 1.5%
   Websense, Inc.*                                       1,330          63,906
   WebEx Communications, Inc.*+                          2,180          57,574
   Digital Insight Corp.*                                1,940          46,405
   j2 Global Communications, Inc.*+                      1,209          41,638
   Zix Corp.*+                                           1,652           5,171
                                                                 -------------
TOTAL INTERNET SOFTWARE & SERVICES                                     214,694
                                                                 -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.3%
   Microsemi Corp.*+                                     3,429          64,465
   ATMI, Inc.*                                           2,062          59,819
   Power Integrations, Inc.*                             1,634          35,245
   Kulicke & Soffa Industries, Inc.*                     2,873          22,725
                                                                 -------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                             182,254
                                                                 -------------
   COMPUTERS & PERIPHERALS 0.9%
   Avid Technology, Inc.*                                1,950         103,896
   Synaptics, Inc.*                                      1,427          30,481
                                                                 -------------
TOTAL COMPUTERS & PERIPHERALS                                          134,377
                                                                 -------------
   COMMUNICATIONS EQUIPMENT 0.3%
   Netgear, Inc.*+                                       1,240          23,064
   Harmonic, Inc.*                                       4,061          19,615
                                                                 -------------
TOTAL COMMUNICATIONS EQUIPMENT                                          42,679
                                                                 -------------
TOTAL INFORMATION TECHNOLOGY                                         2,239,228
                                                                 -------------

                                              See Notes to Financial Statements.


88 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

INDUSTRIALS 15.3%
   MACHINERY 5.1%
   Oshkosh Truck Corp.                                   2,070   $     162,040
   IDEX Corp.                                            2,837         109,537
   Toro Co.+                                             2,394          92,432
   Clarcor, Inc.                                         2,864          83,772
   JLG Industries, Inc.+                                 2,830          77,768
   CUNO, Inc.*                                             958          68,440
   Mueller Industries, Inc.                              2,030          55,013
   Kaydon Corp.+                                         1,566          43,613
   Wabash National Corp.+                                1,734          42,015
   Milacron, Inc.*                                       2,462           4,653
                                                                 -------------
TOTAL MACHINERY                                                        739,283
                                                                 -------------
   COMMERCIAL SERVICES & SUPPLIES 2.8%
   Waste Connections, Inc.*+                             2,600          96,954
   Brady Corp. -- Class A+                               2,488          77,128
   Labor Ready, Inc.*                                    2,917          67,995
   John H. Harland Co.                                   1,528          58,064
   Watson Wyatt & Co., Holdings                          1,817          46,570
   Administaff, Inc.                                     1,303          30,959
   Healthcare Services Group                             1,255          25,201
                                                                 -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   402,871
                                                                 -------------
   AEROSPACE & DEFENSE 2.0%
   Engineered Support Systems, Inc.                      2,312          82,839
   Teledyne Technologies, Inc.*                          1,851          60,306
   Gencorp, Inc.*                                        2,850          54,891
   Ceradyne, Inc.*                                       1,365          32,855
   Mercury Computer Systems, Inc.*+                      1,166          31,913
   EDO Corp.                                               980          29,312
                                                                 -------------
TOTAL AEROSPACE & DEFENSE                                              292,116
                                                                 -------------
   ROAD & RAIL 1.8%
   Landstar System, Inc.*                                3,316          99,878
   Heartland Express, Inc.                               3,380          65,673
   Knight Transportation, Inc.                           2,622          63,793
   Old Dominion Freight Line, Inc.*                      1,050          28,172
                                                                 -------------
TOTAL ROAD & RAIL                                                      257,516
                                                                 -------------
   ELECTRICAL EQUIPMENT 1.6%
   Roper Industries, Inc.+                               2,371         169,218
   Baldor Electric Co.                                   1,700          41,344
   Vicor Corp.                                           1,700          23,120
                                                                 -------------
TOTAL ELECTRICAL EQUIPMENT                                             233,682
                                                                 -------------
   BUILDING PRODUCTS 1.2%
   Simpson Manufacturing Co., Inc.                       2,348          71,731
   Lennox International, Inc.                            3,130          66,262
   ElkCorp                                               1,067          30,463
                                                                 -------------
TOTAL BUILDING PRODUCTS                                                168,456
                                                                 -------------
   TRADING COMPANIES & DISTRIBUTORS 0.4%
   Watsco, Inc.                                          1,430          60,918
                                                                 -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                  60,918
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   AIR FREIGHT & COURIERS 0.4%
   Forward Air Corp.+                                    1,798   $      50,830
                                                                 -------------
TOTAL AIR FREIGHT & COURIERS                                            50,830
                                                                 -------------
TOTAL INDUSTRIALS                                                    2,205,672
                                                                 -------------
ENERGY 9.7%
   OIL & GAS 6.2%
   Southwestern Energy Co.*                              4,052         190,363
   Massey Energy Co.+                                    4,265         160,876
   Vintage Petroleum, Inc.                               3,377         102,897
   Cabot Oil & Gas Corp.                                 2,723          94,488
   St. Mary Land & Exploration Co.                       3,180          92,156
   Frontier Oil Corp.                                    3,048          89,459
   Remington Oil & Gas Corp.*                            1,430          51,051
   Penn Virginia Corp.                                   1,030          46,010
   World Fuel Services Corp.                             1,270          29,731
   Petroleum Development Corp.*                            926          29,493
                                                                 -------------
TOTAL OIL & GAS                                                        886,524
                                                                 -------------
   ENERGY EQUIPMENT & SERVICES 3.5%
   Cal Dive International, Inc.*+                        2,154         112,805
   Unit Corp.*+                                          2,315         101,883
   Lone Star Technologies, Inc.*+                        1,660          75,530
   Hydril*+                                              1,195          64,949
   CARBO Ceramics, Inc.                                    801          63,247
   Atwood Oceanics, Inc.*                                  750          46,170
   Tetra Technologies, Inc.*                             1,252          39,876
                                                                 -------------
TOTAL ENERGY EQUIPMENT & SERVICES                                      504,460
                                                                 -------------
TOTAL ENERGY                                                         1,390,984
                                                                 -------------
FINANCIALS 7.9%
   BANKS 3.7%
   East-West Bancorp, Inc.                               2,925          98,251
   Hudson United Bancorp                                 2,487          89,781
   First Midwest Bancorp, Inc./IL+                       2,539          89,296
   UCBH Holdings, Inc.                                   5,084          82,564
   Republic Bancorp, Inc./MI                             3,889          58,257
   TrustCo Bank Corp./NY                                 4,178          54,565
   PrivateBancorp, Inc.                                  1,047          37,043
   Nara Bancorp, Inc.                                    1,298          19,055
                                                                 -------------
TOTAL BANKS                                                            528,812
                                                                 -------------
   REAL ESTATE 2.7%
   Shurgard Storage Centers,
      Inc. -- Class A                                    2,590         119,036
   Essex Property Trust, Inc.                            1,284         106,649
   Kilroy Realty Corp.                                   1,610          76,459
   Eastgroup Properties                                  1,220          51,374
   Acadia Realty Trust                                   1,740          32,451
                                                                 -------------
TOTAL REAL ESTATE                                                      385,969
                                                                 -------------
   INSURANCE 1.3%
   Philadelphia Consolidated Holding Co.*                1,160          98,322
   Zenith National Insurance Corp.                       1,240          84,146
                                                                 -------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

TOTAL INSURANCE                                                  $     182,468
                                                                 -------------
   CONSUMER FINANCE 0.2%
   World Acceptance Corp.*                               1,040          31,252
                                                                 -------------
TOTAL CONSUMER FINANCE                                                  31,252
                                                                 -------------
TOTAL FINANCIALS                                                     1,128,501
                                                                 -------------
MATERIALS 3.3%
   CONSTRUCTION MATERIALS 1.6%
   Florida Rock Industries, Inc.+                        2,082         152,715
   Headwaters, Inc.*+                                    2,301          79,108
                                                                 -------------
TOTAL CONSTRUCTION MATERIALS                                           231,823
                                                                 -------------
   CHEMICALS 0.8%
   Georgia Gulf Corp.                                    1,893          58,778
   MacDermid, Inc.                                       1,533          47,768
   Omnova Solutions, Inc.*                               2,269          10,573
                                                                 -------------
TOTAL CHEMICALS                                                        117,119
                                                                 -------------
   METALS & MINING 0.7%
   Cleveland-Cliffs, Inc.                                1,220          70,467
   Amcol International Corp.                             1,445          27,152
                                                                 -------------
TOTAL METALS & MINING                                                   97,619
                                                                 -------------
   PAPER & FOREST PRODUCTS 0.2%
   Deltic Timber Corp.                                     684          26,013
                                                                 -------------
TOTAL PAPER & FOREST PRODUCTS                                           26,013
                                                                 -------------
TOTAL MATERIALS                                                        472,574
                                                                 -------------
CONSUMER STAPLES 2.2%
   FOOD PRODUCTS 1.2%
   Flowers Foods, Inc.                                   2,050          72,488
   Delta & Pine Land Co.                                 2,007          50,296
   Lance, Inc.                                           1,573          27,071
   Peet's Coffee & Tea, Inc.*                              670          22,137
                                                                 -------------
TOTAL FOOD PRODUCTS                                                    171,992
                                                                 -------------
   FOOD & DRUG RETAILING 0.7%
   United Natural Foods, Inc.*+                          2,167          65,812
   Great Atlantic & Pacific Tea Co.*+                    1,560          45,333
                                                                 -------------
TOTAL FOOD & DRUG RETAILING                                            111,145
                                                                 -------------
   HOUSEHOLD PRODUCTS 0.2%
   WD-40 Co.                                               927          25,891
                                                                 -------------
TOTAL HOUSEHOLD PRODUCTS                                                25,891
                                                                 -------------
   PERSONAL PRODUCTS 0.1%
   Natures Sunshine Products, Inc.                         745          12,993
                                                                 -------------
TOTAL PERSONAL PRODUCTS                                                 12,993
                                                                 -------------
TOTAL CONSUMER STAPLES                                                 322,021
                                                                 -------------
UTILITIES 2.1%
   GAS UTILITIES 2.1%
   UGI Corp.                                             5,770         160,983
   Energen Corp.                                         4,070         142,653
                                                                 -------------
TOTAL GAS UTILITIES                                                    303,636
                                                                 -------------
TOTAL UTILITIES                                                        303,636
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.3%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.3%
   Commonwealth Telephone
      Enterprises, Inc.                                  1,181   $      49,496
                                                                 -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            49,496
                                                                 -------------
TOTAL TELECOMMUNICATION SERVICES                                        49,496
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $12,642,445)                                               14,343,496
                                                                 -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENTS 0.1%
Repurchase Agreement (Note 5)
   2.85% due 07/01/05                            $      13,191          13,191
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $13,191)                                                       13,191
                                                                 -------------
SECURITIES LENDING COLLATERAL 14.8%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                               2,130,432       2,130,432
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,130,432)                                                 2,130,432
                                                                 -------------
TOTAL INVESTMENTS 114.6%
   (Cost $14,786,068)                                            $  16,487,119
                                                                 =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (14.6)%                                        $  (2,103,084)
                                                                 =============
NET ASSETS - 100.0%                                              $  14,384,035

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

                                              See Notes to Financial Statements.


90 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.5%

CONSUMER DISCRETIONARY 25.4%
   SPECIALTY RETAIL 10.2%
   Chico's FAS, Inc.*+                                   6,574   $     225,357
   Abercrombie & Fitch Co. -- Class A                    3,142         215,855
   Michaels Stores, Inc.+                                4,937         204,244
   Advance Auto Parts, Inc.*                             2,610         168,475
   Williams-Sonoma, Inc.*+                               4,227         167,262
   Petsmart, Inc.                                        5,233         158,822
   Ross Stores, Inc.+                                    5,360         154,958
   American Eagle Outfitters, Inc.+                      5,048         154,721
   Urban Outfitters, Inc.*+                              2,390         135,489
   O'Reilly Automotive, Inc.*                            3,848         114,709
   CarMax, Inc.*+                                        3,800         101,270
   Claire's Stores, Inc.                                 3,615          86,941
   Aeropostale, Inc.*+                                   2,017          67,771
   Pacific Sunwear of California, Inc.*+                 2,731          62,786
                                                                 -------------
TOTAL SPECIALTY RETAIL                                               2,018,660
                                                                 -------------
   HOTELS RESTAURANTS & LEISURE 4.1%
   Brinker International, Inc.*                          3,228         129,282
   Boyd Gaming Corp.+                                    2,444         124,962
   GTECH Holdings Corp.                                  4,182         122,282
   Outback Steakhouse, Inc.+                             2,480         112,195
   Cheesecake Factory, Inc.*                             2,841          98,668
   International Speedway
      Corp. -- Class A                                   1,619          91,085
   Applebee's International, Inc.                        2,960          78,410
   Ruby Tuesday, Inc.+                                   2,346          60,761
                                                                 -------------
TOTAL HOTELS RESTAURANTS & LEISURE                                     817,645
                                                                 -------------
   HOUSEHOLD DURABLES 3.6%
   Toll Brothers, Inc.*+                                 2,280         231,534
   Harman International Industries, Inc.                 2,327         189,325
   Ryland Group, Inc.                                    1,720         130,497
   Hovnanian Enterprises,
      Inc. -- Class A*+                                  1,780         116,056
   Tupperware Corp.+                                     2,055          48,025
                                                                 -------------
TOTAL HOUSEHOLD DURABLES                                               715,437
                                                                 -------------
   COMMERCIAL SERVICES & SUPPLIES 2.6%
   Career Education Corp.*+                              3,745         137,104
   ITT Educational Services, Inc.*+                      1,686          90,066
   Laureate Education, Inc.*                             1,800          86,148
   Education Management Corp.*                           2,488          83,920
   DeVry, Inc.*+                                         2,360          46,964
   Corinthian Colleges, Inc.*                            3,319          42,384
   Sotheby's Holdings, Inc. -- Class A*                  1,758          24,085
                                                                 -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   510,671
                                                                 -------------
   MEDIA 2.3%
   Washington Post Co. -- Class B                          249         207,922
   Harte-Hanks, Inc.                                     2,586          76,882
   Valassis Communications, Inc.*+                       1,824          67,579
   Reader's Digest Association, Inc.                     3,627          59,846

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Catalina Marketing Corp.                              1,735   $      44,086
                                                                 -------------
TOTAL MEDIA                                                            456,315
                                                                 -------------
   MULTILINE RETAIL 1.4%
   Neiman-Marcus Group,
      Inc. -- Class A                                    1,790         173,487
   Dollar Tree Stores, Inc.*+                            3,948          94,752
                                                                 -------------
TOTAL MULTILINE RETAIL                                                 268,239
                                                                 -------------
   AUTO COMPONENTS 0.5%
   Gentex Corp.+                                         5,682         103,412
                                                                 -------------
TOTAL AUTO COMPONENTS                                                  103,412
                                                                 -------------
   TEXTILES & APPAREL 0.4%
   Timberland Co. -- Class A*                            2,200          85,184
                                                                 -------------
TOTAL TEXTILES & APPAREL                                                85,184
                                                                 -------------
   AUTOMOBILES 0.3%
   Thor Industries, Inc.                                 1,680          52,802
                                                                 -------------
TOTAL AUTOMOBILES                                                       52,802
                                                                 -------------
TOTAL CONSUMER DISCRETIONARY                                         5,028,365
                                                                 -------------
HEALTH CARE 17.2%
   HEALTH CARE PROVIDERS & SERVICES 7.6%
   Coventry Health Care, Inc.*+                          3,907         276,420
   Patterson Cos., Inc.*+                                5,008         225,761
   Health Net, Inc.*                                     4,100         156,456
   Lincare Holdings, Inc.*                               3,608         147,351
   Universal Health Services,
      Inc. -- Class B                                    2,120         131,822
   Henry Schein, Inc.*                                   3,160         131,203
   Renal Care Group, Inc.*                               2,480         114,328
   Covance, Inc.*                                        2,297         103,066
   LifePoint Hospitals, Inc.*+                           1,875          94,725
   VCA Antech, Inc.*                                     2,792          67,706
   Apria Healthcare Group, Inc.*                         1,789          61,971
                                                                 -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               1,510,809
                                                                 -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 4.7%
   Varian Medical Systems, Inc.*+                        4,815         179,744
   DENTSPLY International, Inc.                          2,753         148,662
   Beckman Coulter, Inc.                                 2,253         143,223
   Hillenbrand Industries, Inc.                          2,134         107,874
   Edwards Lifesciences Corp.*                           2,178          93,698
   Cytyc Corp.*                                          4,151          91,571
   Inamed Corp.*                                         1,326          88,802
   Gen-Probe, Inc.*                                      1,850          67,025
                                                                 -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 920,599
                                                                 -------------
   PHARMACEUTICALS 3.2%
   Sepracor, Inc.*                                       3,821         229,298
   IVAX Corp.*+                                          8,446         181,589
   Barr Pharmaceuticals, Inc.*                           3,382         164,839
   Valeant Pharmaceuticals
      International                                      3,370          59,413
                                                                 -------------
TOTAL PHARMACEUTICALS                                                  635,139
                                                                 -------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   BIOTECHNOLOGY 1.7%
   Cephalon, Inc.*                                       2,119   $      84,357
   Protein Design Labs, Inc.*+                           3,864          78,091
   Techne Corp.*                                         1,410          64,733
   Vertex Pharmaceuticals, Inc.*                         3,388          57,054
   Martek Biosciences Corp.*+                            1,150          43,643
                                                                 -------------
TOTAL BIOTECHNOLOGY                                                    327,878
                                                                 -------------
TOTAL HEALTH CARE                                                    3,394,425
                                                                 -------------
INFORMATION TECHNOLOGY 15.6%
   IT CONSULTING & SERVICES 3.7%
   Cognizant Technology Solutions
      Corp.*+                                            4,932         232,445
   DST Systems, Inc.*                                    2,770         129,636
   Alliance Data Systems Corp.*+                         2,433          98,683
   Certegy, Inc.                                         2,249          85,957
   Titan Corp.*                                          3,111          70,744
   Anteon International Corp.*                           1,180          53,832
   CSG Systems International, Inc.*                      1,835          34,828
   Gartner, Inc. -- Class A*                             3,152          33,474
                                                                 -------------
TOTAL IT CONSULTING & SERVICES                                         739,599
                                                                 -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.5%
   Microchip Technology, Inc.                            7,594         224,934
   Lam Research Corp.*+                                  5,049         146,118
   Cree, Inc.*+                                          2,739          69,762
   Cypress Semiconductor Corp.*+                         4,800          60,432
   Integrated Circuit Systems, Inc.*                     2,546          52,550
   Semtech Corp.*                                        2,692          44,822
   Silicon Laboratories, Inc.*                           1,664          43,613
   Micrel, Inc.*+                                        2,803          32,291
   LTX Corp.*                                            2,240          11,110
                                                                 -------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                             685,632
                                                                 -------------
   SOFTWARE 3.3%
   McAfee, Inc.*+                                        5,930         155,247
   Activision, Inc.*                                     7,350         121,422
   Macromedia, Inc.*                                     2,744         104,876
   Sybase, Inc.*                                         3,270          60,005
   Reynolds & Reynolds Co. -- Class A                    2,103          56,844
   Jack Henry & Associates, Inc.                         2,959          54,179
   Wind River Systems, Inc.*                             2,874          45,064
   Transaction Systems Architects,
      Inc. -- Class A*+                                  1,292          31,822
   Advent Software, Inc.*                                  980          19,855
                                                                 -------------
TOTAL SOFTWARE                                                         649,314
                                                                 -------------
   COMMUNICATIONS EQUIPMENT 1.7%
   Harris Corp.                                          4,870         151,993
   F5 Networks, Inc.*+                                   1,377          65,042
   Plantronics, Inc.+                                    1,723          62,648
   ADTRAN, Inc.                                          2,497          61,901
                                                                 -------------
TOTAL COMMUNICATIONS EQUIPMENT                                         341,584
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.7%
   CDW Corp.                                             2,648   $     151,174
   Amphenol Corp. -- Class A                             3,212         129,026
   National Instruments Corp.+                           2,435          51,622
                                                                 -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               331,822
                                                                 -------------
   COMPUTERS & PERIPHERALS 1.1%
   Diebold, Inc.+                                        2,604         117,467
   Western Digital Corp.*                                7,760         104,139
                                                                 -------------
TOTAL COMPUTERS & PERIPHERALS                                          221,606
                                                                 -------------
   OFFICE ELECTRONICS 0.6%
   Zebra Technologies Corp. --
      Class A*+                                          2,624         114,905
                                                                 -------------
TOTAL OFFICE ELECTRONICS                                               114,905
                                                                 -------------
TOTAL INFORMATION TECHNOLOGY                                         3,084,462
                                                                 -------------
INDUSTRIALS 14.3%
   COMMERCIAL SERVICES & SUPPLIES 4.6%
   Republic Services, Inc.                               4,700         169,247
   Dun & Bradstreet Corp.*                               2,480         152,892
   ChoicePoint, Inc.*                                    3,284         131,524
   HNI Corp.                                             1,881          96,213
   Stericycle, Inc.*+                                    1,605          80,764
   Herman Miller, Inc.+                                  2,562          79,012
   Deluxe Corp.                                          1,850          75,110
   Copart, Inc.*                                         2,928          69,686
   Rollins, Inc.                                         1,799          36,052
   Korn/Ferry International, Inc.*                       1,285          22,809
                                                                 -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   913,309
                                                                 -------------
   MACHINERY 2.3%
   Pentair, Inc.                                         3,700         158,397
   Graco, Inc.                                           2,517          85,754
   Donaldson Co., Inc.+                                  2,777          84,226
   Harsco Corp.                                          1,510          82,371
   Nordson Corp.                                         1,196          40,999
                                                                 -------------
TOTAL MACHINERY                                                        451,747
                                                                 -------------
   AIR FREIGHT & COURIERS 1.9%
   Expeditors International Washington,
      Inc.+                                              3,886         193,562
   C.H. Robinson Worldwide, Inc.+                        3,115         181,293
                                                                 -------------
TOTAL AIR FREIGHT & COURIERS                                           374,855
                                                                 -------------
   AEROSPACE & DEFENSE 1.4%
   Precision Castparts Corp.+                            2,410         187,739
   Alliant Techsystems, Inc.*+                           1,342          94,745
                                                                 -------------
TOTAL AEROSPACE & DEFENSE                                              282,484
                                                                 -------------
   ELECTRICAL EQUIPMENT 1.0%
   AMETEK, Inc.                                          2,533         106,006
   Hubbell, Inc. -- Class B                              2,241          98,828
                                                                 -------------
TOTAL ELECTRICAL EQUIPMENT                                             204,834
                                                                 -------------
   ROAD & RAIL 0.9%
   J.B. Hunt Transport Services, Inc.+                   4,962          95,767

                                              See Notes to Financial Statements.


92 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   CNF, Inc.                                             1,920   $      86,208
                                                                 -------------
TOTAL ROAD & RAIL                                                      181,975
                                                                 -------------
   TRADING COMPANIES & DISTRIBUTORS 0.8%
   Fastenal Co.+                                         2,486         152,292
                                                                 -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                 152,292
                                                                 -------------
   CONSTRUCTION & ENGINEERING 0.6%
   Jacobs Engineering Group, Inc.*                       2,090         117,584
                                                                 -------------
TOTAL CONSTRUCTION & ENGINEERING                                       117,584
                                                                 -------------
   INDUSTRIAL CONGLOMERATES 0.4%
   Carlisle Cos., Inc.                                   1,143          78,444
                                                                 -------------
TOTAL INDUSTRIAL CONGLOMERATES                                          78,444
                                                                 -------------
   AIRLINES 0.4%
   JetBlue Airways Corp.*+                               3,578          73,134
                                                                 -------------
TOTAL AIRLINES                                                          73,134
                                                                 -------------
TOTAL INDUSTRIALS                                                    2,830,658
                                                                 -------------
FINANCIALS 11.8%
   CAPITAL MARKETS 4.0%
   Legg Mason, Inc.+                                     4,010         417,481
   Eaton Vance Corp.                                     4,794         114,625
   SEI Investments Co.                                   3,017         112,685
   Investors Financial Services Corp.                    2,438          92,205
   Waddell & Reed Financial,
      Inc. -- Class A                                    3,046          56,351
                                                                 -------------
TOTAL CAPITAL MARKETS                                                  793,347
                                                                 -------------
   REAL ESTATE 3.3%
   Developers Diversified Realty Corp.                   3,960         182,002
   Regency Centers Corp.                                 2,300         131,560
   Weingarten Realty Investors+                          3,090         121,190
   United Dominion Realty Trust, Inc.                    4,991         120,033
   Rayonier, Inc.                                        1,838          97,469
                                                                 -------------
TOTAL REAL ESTATE                                                      652,254
                                                                 -------------
   BANKS 3.2%
   TCF Financial Corp.                                   4,586         118,686
   City National Corp.                                   1,650         118,321
   Bank of Hawaii Corp.                                  1,907          96,780
   Wilmington Trust Corp.                                2,458          88,513
   Cullen/Frost Bankers, Inc.                            1,784          85,008
   Westamerica Bancorporation                            1,195          63,108
   SVB Financial Group*+                                 1,296          62,078
                                                                 -------------
TOTAL BANKS                                                            632,494
                                                                 -------------
   INSURANCE 1.0%
   Brown & Brown, Inc.                                   2,265         101,789
   Arthur J. Gallagher & Co.                             3,394          92,080
                                                                 -------------
TOTAL INSURANCE                                                        193,869
                                                                 -------------
   CONSUMER FINANCE 0.3%
   MoneyGram International, Inc.                         3,144          60,113
                                                                 -------------
TOTAL CONSUMER FINANCE                                                  60,113
                                                                 -------------
TOTAL FINANCIALS                                                     2,332,077
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

ENERGY 7.5%
   OIL & GAS 4.4%
   Murphy Oil Corp.+                                     6,378   $     333,123
   Peabody Energy Corp.                                  4,330         225,333
   Arch Coal, Inc.+                                      2,310         125,826
   Plains Exploration & Production Co.*                  2,820         100,194
   Western Gas Resources, Inc.                           2,350          82,015
                                                                 -------------
TOTAL OIL & GAS                                                        866,491
                                                                 -------------
   ENERGY EQUIPMENT & SERVICES 3.1%
   Smith International, Inc.                             3,865         246,201
   Patterson-UTI Energy, Inc.+                           6,176         171,878
   Grant Prideco, Inc.*                                  4,533         119,898
   FMC Technologies, Inc.*                               2,520          80,564
                                                                 -------------
TOTAL ENERGY EQUIPMENT & SERVICES                                      618,541
                                                                 -------------
TOTAL ENERGY                                                         1,485,032
                                                                 -------------
CONSUMER STAPLES 3.7%
   FOOD & DRUG RETAILING 1.4%
   Whole Foods Market, Inc.+                             2,382         281,791
                                                                 -------------
TOTAL FOOD & DRUG RETAILING                                            281,791
                                                                 -------------
   HOUSEHOLD PRODUCTS 1.3%
   Energizer Holdings, Inc.*                             2,602         161,766
   Church & Dwight Co., Inc.                             2,314          83,767
                                                                 -------------
TOTAL HOUSEHOLD PRODUCTS                                               245,533
                                                                 -------------
   FOOD PRODUCTS 1.0%
   Hormel Foods Corp.                                    3,824         112,158
   Lancaster Colony Corp.+                               1,100          47,212
   Tootsie Roll Industries, Inc.                         1,546          45,220
                                                                 -------------
TOTAL FOOD PRODUCTS                                                    204,590
                                                                 -------------
TOTAL CONSUMER STAPLES                                                 731,914
                                                                 -------------
UTILITIES 2.9%
   GAS UTILITIES 1.8%
   Questar Corp.                                         3,090         203,631
   Equitable Resources, Inc.                             2,214         150,552
                                                                 -------------
TOTAL GAS UTILITIES                                                    354,183
                                                                 -------------
   ELECTRIC UTILITIES 0.6%
   DPL, Inc.+                                            4,609         126,517
                                                                 -------------
TOTAL ELECTRIC UTILITIES                                               126,517
                                                                 -------------
   WATER UTILITIES 0.5%
   Aqua America, Inc.                                    3,493         103,882
                                                                 -------------
TOTAL WATER UTILITIES                                                  103,882
                                                                 -------------
TOTAL UTILITIES                                                        584,582
                                                                 -------------
MATERIALS 0.9%
   CHEMICALS 0.6%
   Crompton Corp.                                        4,273          60,463
   Olin Corp.+                                           2,588          47,205
                                                                 -------------
TOTAL CHEMICALS                                                        107,668
                                                                 -------------
   CONTAINERS & PACKAGING 0.3%
   Packaging Corporation of America                      3,093          65,108
                                                                 -------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

TOTAL CONTAINERS & PACKAGING                                     $      65,108
                                                                 -------------
TOTAL MATERIALS                                                        172,776
                                                                 -------------
TELECOMMUNICATION SERVICES 0.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.2%
   Cincinnati Bell, Inc.*                                8,951          38,489
                                                                 -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            38,489
                                                                 -------------
TOTAL TELECOMMUNICATION SERVICES                                        38,489
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $18,324,451)                                               19,682,780
                                                                 -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENTS  0.5%
Repurchase Agreement (Note 5)
  2.85% due 07/01/05                             $     106,152         106,152
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $106,152)                                                     106,152
                                                                 -------------
SECURITIES LENDING COLLATERAL  16.8%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                               3,319,558       3,319,558
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $3,319,558)                                                 3,319,558
                                                                 -------------
TOTAL INVESTMENTS 116.8%
   (Cost $21,750,161)                                            $  23,108,490
                                                                 =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (16.8)%                                        $  (3,330,857)
                                                                 =============
NET ASSETS - 100.0%                                              $  19,777,633

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

                                              See Notes to Financial Statements.


94 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS  118.0%

INFORMATION TECHNOLOGY 27.8%
   SOFTWARE 8.4%
   Microsoft Corp.                                      21,431   $     532,346
   Oracle Corp.*                                         9,428         124,450
   Electronic Arts, Inc.*+                                 657          37,193
   Symantec Corp.*+                                      1,521          33,067
   Adobe Systems, Inc.+                                  1,044          29,879
   Intuit, Inc.*+                                          393          17,728
   Autodesk, Inc.                                          484          16,635
   Citrix Systems, Inc.*                                   358           7,754
   Mercury Interactive Corp.*+                             189           7,250
   Parametric Technology Corp.*                            575           3,668
                                                                 -------------
TOTAL SOFTWARE                                                         809,970
                                                                 -------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 6.3%
   Intel Corp.                                          13,164         343,054
   Texas Instruments, Inc.                               3,550          99,648
   Analog Devices, Inc.+                                   784          29,251
   Maxim Integrated Products, Inc.                         695          26,556
   Linear Technology Corp.                                 656          24,069
   Broadcom Corp. -- Class A*+                             621          22,052
   Xilinx, Inc.+                                           745          18,997
   National Semiconductor Corp.                            740          16,302
   Altera Corp.*                                           797          15,797
   Nvidia Corp.*                                           360           9,619
   PMC - Sierra, Inc.*+                                    386           3,601
                                                                 -------------
TOTAL SEMICONDUCTOR &
   SEMICONDUCTOR EQUIPMENT                                             608,946
                                                                 -------------
   COMPUTERS & PERIPHERALS 5.8%
   International Business Machines Corp.                 3,442         255,396
   Dell, Inc.*                                           5,162         203,951
   Apple Computer, Inc.*                                 1,762          64,859
   Network Appliance, Inc.*+                               781          22,079
   Lexmark International, Inc.*+                           268          17,374
   Gateway, Inc.*+                                         629           2,076
                                                                 -------------
TOTAL COMPUTERS & PERIPHERALS                                          565,735
                                                                 -------------
   COMMUNICATIONS EQUIPMENT 4.8%
   Cisco Systems, Inc.*                                 13,635         260,565
   Qualcomm, Inc.                                        3,483         114,974
   Corning, Inc.*+                                       3,092          51,389
   Lucent Technologies, Inc.*+                           9,450          27,500
   Avaya, Inc.*                                          1,017           8,461
                                                                 -------------
TOTAL COMMUNICATIONS EQUIPMENT                                         462,889
                                                                 -------------
   IT CONSULTING & SERVICES 1.5%
   First Data Corp.                                      1,656          66,472
   Automatic Data Processing, Inc.                       1,241          52,085
   Paychex, Inc.                                           761          24,763
                                                                 -------------
TOTAL IT CONSULTING & SERVICES                                         143,320
                                                                 -------------
   INTERNET SOFTWARE & SERVICES 1.0%
   Yahoo!, Inc.*+                                        2,795          96,847
                                                                 -------------
TOTAL INTERNET SOFTWARE & SERVICES                                      96,847
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

TOTAL INFORMATION TECHNOLOGY                                     $   2,687,707
                                                                 -------------
HEALTH CARE 22.4%
   PHARMACEUTICALS 12.4%
   Johnson & Johnson, Inc.+                              6,342         412,230
   Abbott Laboratories                                   3,311         162,272
   Merck & Co., Inc.                                     4,698         144,698
   Eli Lilly & Co.                                       2,414         134,484
   Wyeth                                                 2,857         127,136
   Bristol-Myers Squibb Co.+                             4,171         104,192
   Schering-Plough Corp.                                 3,143          59,906
   Forest Laboratories, Inc.*                              725          28,166
   Allergan, Inc.+                                         273          23,271
                                                                 -------------
TOTAL PHARMACEUTICALS                                                1,196,355
                                                                 -------------
   HEALTH CARE EQUIPMENT & SUPPLIES 4.9%
   Medtronic, Inc.                                       2,576         133,411
   Baxter International, Inc.                            1,327          49,232
   Guidant Corp.                                           694          46,706
   Boston Scientific Corp.*                              1,597          43,119
   Zimmer Holdings, Inc.*+                                 523          39,837
   Stryker Corp.+                                          797          37,905
   St. Jude Medical, Inc.*                                 776          33,841
   Becton, Dickinson & Co.                                 537          28,177
   Biomet, Inc.                                            536          18,567
   C.R. Bard, Inc.                                         228          15,164
   Hospira, Inc.*                                          335          13,065
   Waters Corp.*                                           249           9,255
   Millipore Corp.*                                        106           6,014
                                                                 -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 474,293
                                                                 -------------
   BIOTECHNOLOGY 2.6%
   Amgen, Inc.*                                          2,638         159,493
   Gilead Sciences, Inc.*+                                 964          42,406
   Genzyme Corp.*                                          541          32,509
   Medimmune, Inc.*+                                       532          14,215
                                                                 -------------
TOTAL BIOTECHNOLOGY                                                    248,623
                                                                 -------------
   HEALTH CARE PROVIDERS & SERVICES 2.5%
   UnitedHealth Group, Inc.                              2,704         140,987
   HCA, Inc.+                                              890          50,436
   Quest Diagnostics, Inc.+                                390          20,775
   Express Scripts, Inc.*+                                 312          15,594
   IMS Health, Inc.                                        484          11,989
                                                                 -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 239,781
                                                                 -------------
TOTAL HEALTH CARE                                                    2,159,052
                                                                 -------------
CONSUMER STAPLES 21.4%
   BEVERAGES 5.1%
   Coca-Cola Co.                                         4,832         201,736
   PepsiCo, Inc.                                         3,571         192,584
   Anheuser-Busch Cos., Inc.+                            1,654          75,670
   Pepsi Bottling Group, Inc.+                             414          11,845
   Brown-Forman Corp. -- Class B                           194          11,729
                                                                 -------------
TOTAL BEVERAGES                                                        493,564
                                                                 -------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   FOOD & DRUG RETAILING 5.1%
   Wal-Mart Stores, Inc.                                 7,138   $     344,052
   Walgreen Co.+                                         2,181         100,304
   Sysco Corp.+                                          1,352          48,929
                                                                 -------------
TOTAL FOOD & DRUG RETAILING                                            493,285
                                                                 -------------
   HOUSEHOLD PRODUCTS 4.3%
   Procter & Gamble Co.+                                 5,281         278,573
   Kimberly-Clark Corp.                                  1,019          63,779
   Colgate-Palmolive Co.                                 1,113          55,550
   Clorox Co.                                              325          18,109
                                                                 -------------
TOTAL HOUSEHOLD PRODUCTS                                               416,011
                                                                 -------------
   TOBACCO 3.1%
   Altria Group, Inc.                                    4,418         285,668
   UST, Inc.+                                              354          16,164
                                                                 -------------
TOTAL TOBACCO                                                          301,832
                                                                 -------------
   FOOD PRODUCTS 2.3%
   General Mills, Inc.+                                    790          36,964
   Kellogg Co.                                             747          33,197
   Sara Lee Corp.                                        1,675          33,182
   WM Wrigley Jr Co.                                       422          29,051
   Hershey Co.+                                            464          28,814
   H.J. Heinz Co.                                          746          26,423
   Campbell Soup Co.                                       694          21,354
   McCormick & Co., Inc.                                   287           9,379
                                                                 -------------
TOTAL FOOD PRODUCTS                                                    218,364
                                                                 -------------
   PERSONAL PRODUCTS 1.5%
   Gillette Co.                                          2,123         107,487
   Avon Products, Inc.                                   1,010          38,229
                                                                 -------------
TOTAL PERSONAL PRODUCTS                                                145,716
                                                                 -------------
TOTAL CONSUMER STAPLES                                               2,068,772
                                                                 -------------
INDUSTRIALS 16.9%
   INDUSTRIAL CONGLOMERATES 9.4%
   General Electric Co.                                 22,619         783,748
   3M Co.+                                               1,640         118,572
                                                                 -------------
TOTAL INDUSTRIAL CONGLOMERATES                                         902,320
                                                                 -------------
   AEROSPACE & DEFENSE 3.1%
   Boeing Co.                                            1,759         116,094
   United Technologies Corp.                             2,182         112,046
   Lockheed Martin Corp.+                                  865          56,113
   Rockwell Collins, Inc.+                                 383          18,261
                                                                 -------------
TOTAL AEROSPACE & DEFENSE                                              302,514
                                                                 -------------
   AIR FREIGHT & COURIERS 1.7%
   United Parcel Service, Inc. -- Class B+               2,373         164,117
                                                                 -------------
TOTAL AIR FREIGHT & COURIERS                                           164,117
                                                                 -------------
   MACHINERY 1.0%
   Caterpillar, Inc.                                       730          69,576
   Danaher Corp.                                           586          30,671
                                                                 -------------
TOTAL MACHINERY                                                        100,247
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   ELECTRICAL EQUIPMENT 0.8%
   Emerson Electric Co.                                    888   $      55,616
   Rockwell Automation, Inc.                               371          18,071
                                                                 -------------
TOTAL ELECTRICAL EQUIPMENT                                              73,687
                                                                 -------------
   COMMERCIAL SERVICES & SUPPLIES 0.6%
   Pitney Bowes, Inc.                                      493          21,470
   Avery Dennison Corp.+                                   215          11,386
   Equifax, Inc.                                           276           9,856
   Robert Half International, Inc.                         340           8,490
   Monster Worldwide, Inc.*+                               253           7,256
                                                                 -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    58,458
                                                                 -------------
   BUILDING PRODUCTS 0.2%
   American Standard Cos., Inc.                            376          15,762
                                                                 -------------
TOTAL BUILDING PRODUCTS                                                 15,762
                                                                 -------------
   CONSTRUCTION & ENGINEERING 0.1%
   Fluor Corp.                                             180          10,366
                                                                 -------------
TOTAL CONSTRUCTION & ENGINEERING                                        10,366
                                                                 -------------
   AIRLINES 0.0%
   Delta Air Lines, Inc.*+                                 310           1,166
                                                                 -------------
TOTAL AIRLINES                                                           1,166
                                                                 -------------
TOTAL INDUSTRIALS                                                    1,628,637
                                                                 -------------
CONSUMER DISCRETIONARY 11.9%
   SPECIALTY RETAIL 4.7%
   Home Depot, Inc.                                      4,577         178,045
   Lowe's Cos., Inc.                                     1,650          96,063
   Best Buy Co., Inc.+                                     634          43,461
   Staples, Inc.                                         1,572          33,515
   Bed Bath & Beyond, Inc.*                                632          26,405
   TJX Cos., Inc.+                                         999          24,325
   Limited Brands, Inc.                                    810          17,350
   AutoZone, Inc.*+                                        143          13,222
   Sherwin-Williams Co.                                    268          12,620
   RadioShack Corp.                                        328           7,600
                                                                 -------------
TOTAL SPECIALTY RETAIL                                                 452,606
                                                                 -------------
   HOTELS RESTAURANTS & LEISURE 1.9%
   Starbucks Corp.*                                        832          42,981
   Yum! Brands, Inc.+                                      622          32,394
   Marriott International, Inc. -- Class A                 427          29,130
   Harrah's Entertainment, Inc.+                           385          27,747
   International Game Technology, Inc.+                    732          20,606
   Hilton Hotels Corp.                                     810          19,318
   Darden Restaurants, Inc.                                310          10,224
                                                                 -------------
TOTAL HOTELS RESTAURANTS & LEISURE                                     182,400
                                                                 -------------
   MULTILINE RETAIL 1.4%
   Target Corp.                                          1,884         102,508
   Nordstrom, Inc.                                         263          17,876
   Dollar General Corp.+                                   647          13,173
                                                                 -------------
TOTAL MULTILINE RETAIL                                                 133,557
                                                                 -------------

                                              See Notes to Financial Statements.


96 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   INTERNET & CATALOG RETAIL 0.9%
   eBay, Inc.*+                                          2,591   $      85,529
                                                                 -------------
TOTAL INTERNET & CATALOG RETAIL                                         85,529
                                                                 -------------
   MEDIA 0.8%
   McGraw-Hill Cos., Inc.                                  796          35,223
   Omnicom Group                                           391          31,225
   Dow Jones & Co., Inc.                                   146           5,176
   Meredith Corp.                                           94           4,612
                                                                 -------------
TOTAL MEDIA                                                             76,236
                                                                 -------------
   TEXTILES & APPAREL 0.7%
   Nike, Inc. -- Class B                                   486          42,088
   Coach, Inc.*                                            806          27,057
                                                                 -------------
TOTAL TEXTILES & APPAREL                                                69,145
                                                                 -------------
   HOUSEHOLD DURABLES 0.6%
   Fortune Brands, Inc.+                                   305          27,084
   Black & Decker Corp.                                    175          15,724
   Newell Rubbermaid, Inc.                                 586          13,970
   Maytag Corp.+                                           174           2,725
                                                                 -------------
TOTAL HOUSEHOLD DURABLES                                                59,503
                                                                 -------------
   COMMERCIAL SERVICES & SUPPLIES 0.5%
   Apollo Group, Inc. -- Class A*+                         344          26,908
   H&R Block, Inc.+                                        354          20,656
                                                                 -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    47,564
                                                                 -------------
   AUTOMOBILES 0.3%
   Harley-Davidson, Inc.+                                  611          30,306
                                                                 -------------
TOTAL AUTOMOBILES                                                       30,306
                                                                 -------------
   AUTO COMPONENTS 0.1%
   Goodyear Tire & Rubber Co.*+                            379           5,647
   Visteon Corp.                                           270           1,628
                                                                 -------------
TOTAL AUTO COMPONENTS                                                    7,275
                                                                 -------------
TOTAL CONSUMER DISCRETIONARY                                         1,144,121
                                                                 -------------
ENERGY 11.1%
   OIL & GAS 9.0%
   Exxon Mobil Corp.                                    13,582         780,558
   EOG Resources, Inc.+                                    510          28,968
   XTO Energy, Inc.+                                       774          26,308
   Kinder Morgan, Inc.+                                    230          19,136
   Sunoco, Inc.+                                           150          17,052
                                                                 -------------
TOTAL OIL & GAS                                                        872,022
                                                                 -------------
   ENERGY EQUIPMENT & SERVICES 2.1%
   Schlumberger Ltd.+                                    1,261          95,760
   Halliburton Co.+                                      1,079          51,598
   Baker Hughes, Inc.                                      725          37,091
   BJ Services Co.+                                        341          17,896
                                                                 -------------
TOTAL ENERGY EQUIPMENT & SERVICES                                      202,345
                                                                 -------------
TOTAL ENERGY                                                         1,074,367
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

FINANCIALS 3.8%
   CONSUMER FINANCE 1.9%
   American Express Co.                                  2,502   $     133,181
   SLM Corp.                                               891          45,263
                                                                 -------------
TOTAL CONSUMER FINANCE                                                 178,444
                                                                 -------------
   CAPITAL MARKETS 0.9%
   Franklin Resources, Inc.                                420          32,332
   Charles Schwab Corp.                                  2,430          27,410
   T. Rowe Price Group, Inc.                               265          16,589
   Federated Investors, Inc. -- Class B                    199           5,972
                                                                 -------------
TOTAL CAPITAL MARKETS                                                   82,303
                                                                 -------------
   INSURANCE 0.4%
   Progressive Corp.+                                      420          41,500
                                                                 -------------
TOTAL INSURANCE                                                         41,500
                                                                 -------------
   REAL ESTATE 0.3%
   Simon Property Group, Inc.+                             464          33,635
                                                                 -------------
TOTAL REAL ESTATE                                                       33,635
                                                                 -------------
   DIVERSIFIED FINANCIALS 0.3%
   Moody's Corp.                                           586          26,347
                                                                 -------------
TOTAL DIVERSIFIED FINANCIALS                                            26,347
                                                                 -------------
TOTAL FINANCIALS                                                       362,229
                                                                 -------------
MATERIALS 1.8%
   CHEMICALS 1.5%
   EI Du Pont de Nemours & Co.                           2,128          91,525
   Praxair, Inc.                                           691          32,201
   Ecolab, Inc.                                            466          15,080
   International Flavors & Fragrances,
      Inc.+                                                193           6,990
   Hercules, Inc.*+                                        242           3,424
                                                                 -------------
TOTAL CHEMICALS                                                        149,220
                                                                 -------------
   METALS & MINING 0.2%
   Freeport-McMoRan Copper & Gold,
      Inc. -- Class B+                                     385          14,414
   Allegheny Technologies, Inc.                            193           4,258
                                                                 -------------
TOTAL METALS & MINING                                                   18,672
                                                                 -------------
   CONTAINERS & PACKAGING 0.1%
   Ball Corp.                                              239           8,595
                                                                 -------------
TOTAL CONTAINERS & PACKAGING                                             8,595
                                                                 -------------
TOTAL MATERIALS                                                        176,487
                                                                 -------------
UTILITIES 0.7%
   ELECTRIC UTILITIES 0.5%
   TXU Corp.                                               512          42,542
                                                                 -------------
TOTAL ELECTRIC UTILITIES                                                42,542
                                                                 -------------
   MULTI-UTILITIES 0.2%
   AES Corp.*                                            1,393          22,817
                                                                 -------------
TOTAL MULTI-UTILITIES                                                   22,817
                                                                 -------------
TOTAL UTILITIES                                                         65,359
                                                                 -------------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.2%
   Qwest Communications International,
      Inc.*+                                             3,568   $      13,237
   Citizens Communications Co.                             730           9,811
                                                                 -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            23,048
                                                                 -------------
TOTAL TELECOMMUNICATION SERVICES                                        23,048
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $10,855,451)                                               11,389,779
                                                                 -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENTS 0.7%
Repurchase Agreement (Note 5)
  2.85% due 07/01/05                             $      66,403          66,403
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $66,403)                                                       66,403
                                                                 -------------
SECURITIES LENDING COLLATERAL 13.4%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                               1,292,155       1,292,155
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $1,292,155)                                                 1,292,155
                                                                 -------------
TOTAL INVESTMENTS 132.1%
   (Cost $12,214,009)                                            $  12,748,337
                                                                 =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (32.1)%                                        $  (3,096,977)
                                                                 =============
NET ASSETS - 100.0%                                              $   9,651,360

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

                                              See Notes to Financial Statements.


98 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 96.7%

ENERGY 18.4%
   ENERGY EQUIPMENT & SERVICES 9.5%
   Schlumberger Ltd.+                                    4,700   $     356,918
   Halliburton Co.+                                      6,000         286,920
   Transocean, Inc.*+                                    5,200         280,644
   Baker Hughes, Inc.+                                   4,700         240,452
   Tenaris SA -- SP ADR+                                 2,900         226,983
   Diamond Offshore Drilling, Inc.+                      3,600         192,348
   GlobalSantaFe Corp.+                                  4,400         179,520
   Weatherford International Ltd.*+                      2,600         150,748
   BJ Services Co.+                                      2,800         146,944
   Smith International, Inc.                             2,200         140,140
   Patterson-UTI Energy, Inc.+                           4,500         125,235
   ENSCO International, Inc.                             3,500         125,125
   Precision Drilling Corp.*                             3,100         122,388
   Noble Corp.+                                          1,700         104,567
   Nabors Industries Ltd.*+                              1,700         103,054
                                                                 -------------
TOTAL ENERGY EQUIPMENT & SERVICES                                    2,781,986
                                                                 -------------
   OIL & GAS 8.9%
   Exxon Mobil Corp.                                     5,900         339,073
   BP PLC -- SP ADR                                      4,200         261,996
   Total SA -- SP ADR+                                   1,900         222,015
   Royal Dutch Petroleum Co.                             3,200         207,680
   PetroChina Co. Ltd. -- SP ADR+                        2,800         205,660
   Chevron Corp.+                                        3,400         190,128
   ENI-Ente Nazionale Idrocarburi --
      SP ADR+                                            1,400         179,480
   ConocoPhillips                                        3,100         178,219
   Shell Transport & Trading  Co.
      PLC -- SP ADR                                      2,900         168,374
   Petroleo Brasiliero SA -- Petrobras+                  3,000         156,390
   EnCana Corp.                                          3,100         122,729
   Imperial Oil Ltd.                                     1,300         108,303
   Occidental Petroleum Corp.                            1,300         100,009
   China Petroleum & Chemical
      Corp. -- SP ADR                                    2,400          93,648
   Repsol YPF SA -- SP ADR                               3,700          92,981
                                                                 -------------
TOTAL OIL & GAS                                                      2,626,685
                                                                 -------------
TOTAL ENERGY                                                         5,408,671
                                                                 -------------
CONSUMER DISCRETIONARY 17.4%
   HOTELS RESTAURANTS & LEISURE 9.6%
   Carnival Corp.+                                       5,650         308,207
   Starbucks Corp.*+                                     5,430         280,514
   McDonald's Corp.                                      9,730         270,007
   Marriott International, Inc. -- Class A               3,450         235,359
   Yum! Brands, Inc.+                                    4,120         214,570
   Starwood Hotels & Resorts Worldwide,
      Inc.+                                              3,520         206,166
   MGM Mirage, Inc.*                                     5,120         202,650
   Hilton Hotels Corp.                                   7,840         186,984

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Royal Caribbean Cruises Ltd.+                         3,770   $     182,317
   Harrah's Entertainment, Inc.                          2,300         165,761
   Wendy's International, Inc.                           2,830         134,849
   Darden Restaurants, Inc.                              4,070         134,229
   International Game Technology, Inc.+                  4,570         128,646
   Brinker International, Inc.*                          2,300          92,115
   Outback Steakhouse, Inc.                              1,800          81,432
                                                                 -------------
TOTAL HOTELS RESTAURANTS & LEISURE                                   2,823,806
                                                                 -------------
   MULTILINE RETAIL 7.8%
   Target Corp.                                          7,000         380,870
   Kohl's Corp.*                                         4,100         229,231
   JC Penney Holding Co., Inc.+                          3,900         205,062
   Federated Department Stores, Inc.+                    2,600         190,528
   Sears Holdings Corp.*+                                1,200         179,844
   May Department Stores Co.                             4,400         176,704
   Nordstrom, Inc.                                       2,500         169,925
   Dollar General Corp.+                                 6,600         134,376
   Neiman-Marcus Group, Inc. -- Class A                  1,300         125,996
   Family Dollar Stores, Inc.                            4,400         114,840
   Saks, Inc.*+                                          4,800          91,056
   Dollar Tree Stores, Inc.*                             3,600          86,400
   Dillard's, Inc. -- Class A                            3,000          70,260
   Big Lots, Inc.*+                                      4,800          63,552
   Tuesday Morning Corp.                                 1,900          59,888
                                                                 -------------
TOTAL MULTILINE RETAIL                                               2,278,532
                                                                 -------------
TOTAL CONSUMER DISCRETIONARY                                         5,102,338
                                                                 -------------
INDUSTRIALS 15.1%
   CONSTRUCTION & ENGINEERING 7.9%
   Fluor Corp.                                           5,800         334,022
   Jacobs Engineering Group, Inc.*+                      5,000         281,300
   Chicago Bridge & Iron NV Co.                         10,902         249,220
   URS Corp.*+                                           5,600         209,160
   Shaw Group, Inc.*+                                    9,400         202,194
   McDermott International, Inc.*                        9,600         201,600
   Washington Group International, Inc.*+                3,900         199,368
   Granite Construction, Inc.                            5,800         162,980
   Quanta Services, Inc.*+                              18,300         161,040
   EMCOR Group, Inc.*                                    2,700         132,030
   Dycom Industries, Inc.*+                              6,000         118,860
   Insituform Technologies,
      Inc. -- Class A*                                   4,800          76,944
                                                                 -------------
TOTAL CONSTRUCTION & ENGINEERING                                     2,328,718
                                                                 -------------
   ROAD & RAIL 7.1%
   Burlington Northern Santa Fe Corp.                    6,000         282,480
   Canadian National Railway Co.                         4,500         259,425
   Union Pacific Corp.                                   3,900         252,720
   Norfolk Southern Corp.                                7,000         216,720
   CSX Corp.                                             4,600         196,236
   Canadian Pacific Railway Ltd.                         4,500         155,295
   J.B. Hunt Transport Services, Inc.                    6,000         115,800
   Laidlaw International, Inc.*                          4,700         113,270

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
   SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

   Yellow Roadway Corp.*+                                1,900   $      96,520
   Swift Transportation Co., Inc.*+                      4,100          95,489
   Werner Enterprises, Inc.                              4,000          78,560
   Landstar System, Inc.*                                2,600          78,312
   Heartland Express, Inc.                               3,900          75,777
   Knight Transportation, Inc.                           3,000          72,990
                                                                 -------------
TOTAL ROAD & RAIL                                                    2,089,594
                                                                 -------------
   COMMERCIAL SERVICES & SUPPLIES 0.1%
   Sirva, Inc.*                                          3,236          27,538
                                                                 -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    27,538
                                                                 -------------
TOTAL INDUSTRIALS                                                    4,445,850
                                                                 -------------
UTILITIES 14.9%
   ELECTRIC UTILITIES 9.3%
   TXU Corp.                                             5,900         490,231
   E.ON AG -- SP ADR                                     8,700         257,607
   Exelon Corp.                                          3,700         189,921
   Southern Co.+                                         5,000         173,350
   Korea Electric Power Corp. -- SP ADR                  8,900         139,463
   FPL Group, Inc.                                       3,300         138,798
   Scottish Power  PLC -- SP ADR                         3,800         135,280
   FirstEnergy Corp.                                     2,700         129,897
   American Electric Power Co., Inc.                     3,500         129,045
   Entergy Corp.                                         1,700         128,435
   PG&E Corp.                                            3,400         127,636
   Black Hills Corp.+                                    3,400         125,290
   Edison International                                  3,000         121,650
   Consolidated Edison, Inc.                             2,500         117,100
   Progress Energy, Inc.+                                2,500         113,100
   PPL Corp.                                             1,900         112,822
   Ameren Corp.+                                         2,000         110,600
                                                                 -------------
TOTAL ELECTRIC UTILITIES                                             2,740,225
                                                                 -------------
   MULTI-UTILITIES 5.6%
   Duke Energy Corp.+                                   19,900         591,627
   AES Corp.*                                           22,300         365,274
   Constellation Energy Group, Inc.                      6,200         357,678
   Dynegy, Inc. -- Class A*+                            35,200         171,072
   Calpine Corp.*+                                      48,200         163,880
                                                                 -------------
TOTAL MULTI-UTILITIES                                                1,649,531
                                                                 -------------
TOTAL UTILITIES                                                      4,389,756
                                                                 -------------
MATERIALS 8.0%
   CONSTRUCTION MATERIALS 8.0%
   Cemex SA de CV -- SP ADR+                            14,916         632,737
   Vulcan Materials Co.+                                 6,200         402,938
   Lafarge North America, Inc.                           5,300         330,932
   Martin Marietta Materials, Inc.                       4,500         311,040
   Florida Rock Industries, Inc.+                        4,100         300,735
   Eagle Materials, Inc.+                                2,300         212,957
   Texas Industries, Inc.                                2,600         146,198
                                                                 -------------
TOTAL CONSTRUCTION MATERIALS                                         2,337,537
                                                                 -------------
TOTAL MATERIALS                                                      2,337,537
                                                                 -------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 7.9%
   INTERNET SOFTWARE & SERVICES 7.9%
   Google, Inc. -- Class A*+                             2,400   $     705,960
   Yahoo!, Inc.*+                                       13,700         474,705
   VeriSign, Inc.*+                                      6,600         189,816
   Netease.com, Inc. -- SP ADR*+                         1,800         102,798
   CNET Networks, Inc.*+                                 8,400          98,616
   Akamai Technologies, Inc.*                            7,400          97,162
   Ask Jeeves, Inc.*+                                    2,900          87,551
   WebEx Communications, Inc.*                           3,100          81,871
   Openwave Systems, Inc.*+                              4,800          78,720
   Sina Corp.*                                           2,800          78,120
   DoubleClick, Inc.*+                                   8,800          73,832
   EarthLink, Inc.*                                      8,500          73,610
   InfoSpace, Inc.*                                      2,100          69,153
   Websense, Inc.*                                       1,400          67,270
   RealNetworks, Inc.*+                                 11,200          55,664
                                                                 -------------
TOTAL INTERNET SOFTWARE & SERVICES                                   2,334,848
                                                                 -------------
TOTAL INFORMATION TECHNOLOGY                                         2,334,848
                                                                 -------------
HEALTH CARE 7.9%
   HEALTH CARE PROVIDERS & SERVICES 7.9%
   UnitedHealth Group, Inc.+                             5,700         297,198
   WellPoint, Inc.*                                      3,400         236,776
   Aetna, Inc.                                           2,300         190,486
   HCA, Inc.+                                            3,200         181,344
   Cardinal Health, Inc.+                                3,100         178,498
   Caremark Rx, Inc.*                                    3,900         173,628
   Express Scripts, Inc.*+                               3,100         154,938
   McKesson Corp.                                        3,200         143,328
   CIGNA Corp.                                           1,300         139,139
   Medco Health Solutions, Inc.*+                        2,600         138,736
   Quest Diagnostics, Inc.+                              2,200         117,194
   Laboratory Corporation of America
      Holdings*+                                         2,000          99,800
   Health Management Associates,
      Inc. -- Class A+                                   3,600          94,248
   Coventry Health Care, Inc.*+                          1,200          84,900
   Patterson Cos., Inc.*+                                1,800          81,144
                                                                 -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                               2,311,357
                                                                 -------------
TOTAL HEALTH CARE                                                    2,311,357
                                                                 -------------
CONSUMER STAPLES 7.1%
   TOBACCO 7.1%
   Altria Group, Inc.                                   19,000       1,228,540
   Reynolds American, Inc.+                              4,400         346,720
   UST, Inc.+                                            5,600         255,696
   Loews Corp. - Carolina Group                          4,300         143,276
   Universal Corp./Richmond VA                           2,500         109,450
                                                                 -------------
TOTAL TOBACCO                                                        2,083,682
                                                                 -------------
TOTAL CONSUMER STAPLES                                               2,083,682
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $24,616,138)                                               28,414,039
                                                                 -------------

                                              See Notes to Financial Statements.


100 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
   SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                          FACE           VALUE
                                                        AMOUNT        (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 3.2%
Repurchase Agreement (Note 5)
  2.85% due 07/01/05                             $     953,670   $     953,670
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $953,670)                                                     953,670
                                                                 -------------
SECURITIES LENDING COLLATERAL 21.6%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                               6,331,785       6,331,785
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $6,331,785)                                                 6,331,785
                                                                 -------------
TOTAL INVESTMENTS 121.5%
   (Cost $31,901,593)                                            $  35,699,494
                                                                 =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (21.5)%                                        $  (6,323,396)
                                                                 =============
NET ASSETS - 100.0%                                              $  29,376,098

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                          FACE           VALUE
                                                        AMOUNT        (NOTE 1)
------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 95.1%
Fannie Mae*
  3.03% due 08/15/05                             $  25,000,000   $  24,905,312
Farmer Mac*
  3.00% due 07/28/05                                40,000,000      39,910,000
Federal Farm Credit Bank*
  3.06% due 09/20/05                                25,000,000      24,827,875
Federal Home Loan Bank*
  2.90% due 07/11/05                                25,000,000      24,979,861
  3.02% due 07/20/05                                25,000,000      24,960,153
Freddie Mac*
  2.93% due 07/05/05                                25,000,000      24,991,861
  3.05% due 08/08/05                                15,000,000      14,951,708
  3.01% due 09/06/05                                10,000,000       9,943,981
                                                                 -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $189,470,751)                                             189,470,751
                                                                 -------------
REPURCHASE AGREEMENTS 13.7%
Repurchase Agreement (Note 5)
  2.93% due 07/01/05                                 7,021,646       7,021,646
  2.90% due 07/01/05                                 6,383,314       6,383,314
  2.85% due 07/01/05                                13,969,194      13,969,194
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $27,374,154)                                               27,374,154
                                                                 -------------
TOTAL INVESTMENTS 108.8%
   (Cost $216,844,905)                                           $ 216,844,905
                                                                 =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (8.8)%                                         $ (17,622,420)
                                                                 =============
NET ASSETS - 100.0%                                              $ 199,222,485

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

                                              See Notes to Financial Statements.


102 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   BANKING FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Bank of America Corp.                                   18,044   $     822,987
Wachovia Corp.                                          15,752         781,299
J.P. Morgan Chase & Co.                                 21,855         771,919
U.S. Bancorp                                            23,447         684,652
Washington Mutual, Inc.+                                14,681         597,370
Wells Fargo & Co.                                        8,713         536,547
Countrywide Financial Corp.                             13,777         531,930
SunTrust Banks, Inc.                                     7,334         529,808
BB&T Corp.+                                             12,430         496,827
KeyCorp+                                                13,006         431,149
North Fork Bancorporation, Inc.                         15,270         428,934
M&T Bank Corp.                                           3,969         417,380
UnionBanCal Corp.                                        6,180         413,566
Comerica, Inc.+                                          6,981         403,502
Fannie Mae                                               6,274         366,402
Popular, Inc.                                           14,291         359,990
Hibernia Corp. -- Class A                               10,300         341,754
People's Bank/ Bridgeport CT                            11,130         336,571
Compass Bancshares, Inc.+                                7,440         334,800
Associated Banc-Corp.+                                   9,740         327,848
Radian Group, Inc.                                       6,720         317,318
Westcorp                                                 6,002         314,625
Colonial BancGroup, Inc.                                13,750         303,325
Independence Community Bank
    Corp.+                                               8,190         302,457
Bank of Hawaii Corp.                                     5,940         301,455
BOK Financial Corp.                                      6,530         301,164
Fulton Financial Corp.                                  16,582         298,476
Freddie Mac+                                             4,564         297,710
Downey Financial Corp.+                                  3,870         283,284
Golden West Financial Corp.                              4,340         279,409
Washington Federal, Inc.                                11,866         279,088
FirstMerit Corp.+                                       10,520         274,677
SVB Financial Group*+                                    5,640         270,156
First Bancorp Puerto Rico                                6,593         264,709
FirstFed Financial Corp.*                                4,350         259,303
Sterling Financial Corp./WA*                             6,530         244,222
National City Corp.                                      6,998         238,772
Pacific Capital Bancorp                                  5,130         190,220
Uniao de Bancos Brasileiros SA                           4,710         181,900
Banco Bradesco SA -- SP ADR+                             5,090         180,135
Barclays  PLC -- SP ADR                                  4,500         179,730
Corus Bankshares, Inc.                                   3,220         178,678
CVB Financial Corp.                                      9,044         177,986
HSBC Holdings PLC  -- SP ADR                             2,220         176,823
Banco Itau Holding Financeira
    SA -- SP ADR                                         1,870         172,975
Hanmi Financial Corp.                                   10,331         172,528
Bank of the Ozarks, Inc.                                 4,880         160,259

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

Fifth Third Bancorp+                                     3,574   $     147,285
Independent Bank Corp./MI                                4,650         132,246
Bancfirst Corp.                                          1,250         108,738
Regions Financial Corp.+                                 3,161         107,095
Doral Financial Corp.                                    6,280         103,871
PNC Financial Services Group, Inc.                       1,905         103,746
Central Pacific Financial Corp. Co.                      2,630          93,628
Umpqua Holding Corp.                                     2,960          69,678
Provident Bankshares Corp.                               2,000          63,820
Astoria Financial Corp.                                  2,220          63,203
Marshall & Ilsley Corp.+                                 1,170          52,007
AmSouth Bancorp+                                         1,470          38,220
Synovus Financial Corp.                                  1,240          35,551
International Bancshares Corp.                             880          24,895
Sovereign Bancorp, Inc.+                                 1,040          23,234
W Holding Co., Inc.                                      1,820          18,600
Hudson City Bancorp, Inc.                                1,620          18,484
Zions Bancorporation                                       210          15,441
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $16,385,432)                                               17,736,361
                                                                 -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENTS  0.4%
Repurchase Agreement (Note 5)
  2.85% due 07/01/05                             $      74,190          74,190
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $74,190)                                                       74,190
                                                                 -------------
SECURITIES LENDING COLLATERAL  11.4%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                               2,027,818       2,027,818
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,027,818)                                                 2,027,818
                                                                 -------------
TOTAL INVESTMENTS 111.3%
   (Cost $18,487,440)                                            $  19,838,369
                                                                 =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (11.3)%                                        $  (2,015,969)
                                                                 =============
NET ASSETS - 100.0%                                              $  17,822,400

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   BASIC MATERIALS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.7%

Dow Chemical Co.                                        29,560   $   1,316,307
EI Du Pont de Nemours & Co.                             23,845       1,025,573
Weyerhaeuser Co.                                        15,490         985,938
Georgia-Pacific Corp.+                                  28,902         919,084
Monsanto Co.                                            12,970         815,424
Air Products & Chemicals, Inc.                          13,195         795,658
Engelhard Corp.                                         27,210         776,845
Praxair, Inc.+                                          15,787         735,674
Lubrizol Corp.                                          16,603         697,492
Packaging Corporation of America                        32,893         692,398
Phelps Dodge Corp.+                                      7,175         663,687
Eastman Chemical Co.                                    11,337         625,236
PPG Industries, Inc.+                                    9,309         584,233
Rohm & Haas Co.                                         11,874         550,241
International Paper Co.+                                18,084         546,318
Peabody Energy Corp.                                    10,470         544,859
Lyondell Chemical Co.+                                  19,918         526,234
Nucor Corp.+                                            10,876         496,163
FMC Corp.*+                                              8,781         492,965
Ball Corp.                                              13,413         482,331
Nalco Holding Co.*                                      24,469         480,326
Sigma-Aldrich Corp.                                      8,480         475,219
Freeport-McMoRan Copper & Gold,
    Inc. -- Class B+                                    12,581         471,033
Newmont Mining Corp.+                                   11,872         463,364
Huntsman Corp.*                                         22,760         461,345
Vulcan Materials Co.                                     6,849         445,117
Owens-Illinois, Inc.*                                   15,998         400,750
Consol Energy, Inc.+                                     7,338         393,170
Sonoco Products Co.                                     14,035         371,927
Alcoa, Inc.+                                            13,735         358,896
United States Steel Corp.+                              10,151         348,890
Scotts Miracle-Gro Co. -- Class A*                       4,860         346,081
Pactiv Corp.*                                           15,900         343,122
Lafarge North America, Inc.                              5,390         336,552
Arch Coal, Inc.+                                         6,050         329,544
Temple-Inland, Inc.                                      8,860         329,149
Albemarle Corp.                                          8,947         326,297
Martin Marietta Materials, Inc.                          4,700         324,864
Agrium, Inc.                                            16,445         322,486
Massey Energy Co.+                                       8,326         314,057
Smurfit-Stone Container Corp.*+                         27,773         282,451
Ecolab, Inc.+                                            8,538         276,290
Louisiana-Pacific Corp.+                                11,223         275,861
Sensient Technologies Corp.                             13,343         274,999
Florida Rock Industries, Inc.+                           3,673         269,415
Reliance Steel & Aluminum Co.                            6,790         251,705
Steel Dynamics, Inc.                                     9,285         243,731
Bowater, Inc.+                                           7,410         239,862
Quanex Corp.+                                            4,515         239,340
Carpenter Technology Corp.                               4,590         237,762

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

Allegheny Technologies, Inc.                            10,540   $     232,512
AptarGroup, Inc.                                         4,406         223,825
Southern Peru Copper Corp.                               5,210         223,196
Great Lakes Chemical Corp.                               7,022         220,982
Georgia Gulf Corp.                                       7,070         219,524
Texas Industries, Inc.                                   3,835         215,642
Commercial Metals Co.                                    9,005         214,499
Crompton Corp.                                          14,985         212,038
Cleveland-Cliffs, Inc.+                                  3,580         206,781
Cytec Industries, Inc.                                   5,050         200,990
Headwaters, Inc.*+                                       5,598         192,459
Longview Fibre Co.                                       8,369         171,983
Buckeye Technologies, Inc.*                             21,480         171,196
Aleris International, Inc.*                              7,060         159,203
Silgan Holdings, Inc.                                    2,822         158,709
Deltic Timber Corp.                                      4,049         153,983
Century Aluminum Co.*+                                   7,100         144,840
Aracruz Celulose SA+                                     4,120         143,170
Votorantim Celulose e Papel
    SA -- SP ADR                                        11,660         141,086
Amcol International Corp.                                7,200         135,288
Cemex SA de CV -- SP ADR                                 3,174         134,641
RTI International Metals, Inc.*                          4,021         126,300
Brush Engineered Materials, Inc.*                        8,317         118,600
Agnico-Eagle Mines Ltd.                                  9,023         113,690
POSCO -- SP ADR                                          2,580         113,443
Quaker Chemical Corp.                                    6,500         113,425
PolyOne Corp.*                                          16,962         112,288
Wellman, Inc.                                           10,280         104,753
Lafarge SA -- SP ADR                                     4,506         102,692
Nova Chemicals Corp.                                     3,270          99,931
Olin Corp.+                                              5,450          99,408
Penford Corp.                                            4,761          76,176
Omnova Solutions, Inc.*                                 15,395          71,741
Novelis, Inc.                                            2,770          71,134
Compass Minerals International, Inc.                     2,910          68,094
Syngenta AG -- SP ADR*                                   3,290          67,083
A.M. Castle & Co.*                                       4,282          66,200
Westlake Chemical Corp.                                  2,690          65,905
Material Sciences Corp.*                                 4,000          58,240
AK Steel Holding Corp.*                                  8,290          53,139
Royal Gold, Inc.+                                        2,580          51,910
Wausau Paper Corp.                                       4,160          49,837
Crown Holdings, Inc.*                                    2,840          40,413
Greif, Inc. -- Class A                                     500          30,550
W.R. Grace & Co.*                                        2,350          18,307
Mosaic Co.*+                                               670          10,425
Terra Industries, Inc.*                                    380           2,588
Myers Industries, Inc.                                     140           1,750
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $27,291,927)                                               30,290,834
                                                                 -------------

                                              See Notes to Financial Statements.


104 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
   BASIC MATERIALS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                          FACE           VALUE
                                                        AMOUNT        (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.4%
Repurchase Agreement (Note 5)
  2.85% due 07/01/05                             $     132,869   $     132,869
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $132,869)                                                     132,869
                                                                 -------------
SECURITIES LENDING COLLATERAL 14.0%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                               4,239,189       4,239,189
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,239,189)                                                 4,239,189
                                                                 -------------
TOTAL INVESTMENTS 114.1%
   (Cost $31,663,985)                                            $  34,662,892
                                                                 =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (14.1)%                                        $  (4,291,354)
                                                                 =============
NET ASSETS - 100.0%                                              $  30,371,538

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Genentech, Inc.*+                                       11,361   $     912,061
Amgen, Inc.*                                            13,236         800,249
Gilead Sciences, Inc.*+                                 11,275         495,987
Genzyme Corp.*                                           6,786         407,771
Biogen Idec, Inc.*+                                     10,523         362,517
Celgene Corp.*+                                          8,076         329,259
Invitrogen Corp.*                                        3,367         280,437
Affymetrix, Inc.*                                        4,828         260,374
Applera Corp. - Applied Biosystems
   Group                                                12,390         243,711
Charles River Laboratories
   International, Inc.*+                                 4,733         228,367
Cephalon, Inc.*+                                         5,023         199,966
OSI Pharmaceuticals, Inc.*+                              4,592         187,675
Vicuron Pharmaceuticals, Inc.*+                          6,441         179,704
Techne Corp.*                                            3,745         171,933
United Therapeutics Corp.*+                              3,497         168,555
Medimmune, Inc.*+                                        6,291         168,096
Angiotech Pharmaceuticals, Inc.*                        12,117         167,942
Chiron Corp.*                                            4,535         158,226
QLT, Inc.*                                              14,869         154,935
Pharmion Corp.*                                          5,906         137,078
Medarex, Inc.*+                                         15,622         130,131
Transkaryotic Therapies, Inc.*+                          3,328         121,738
Serologicals Corp.*+                                     5,720         121,550
Onyx Pharmaceuticals, Inc.*+                             5,034         120,212
Myriad Genetics, Inc.*                                   7,284         113,995
Encysive Pharmaceuticals, Inc.*                          9,409         101,711
ID Biomedical Corp.*                                     5,988          97,844
Alkermes, Inc.*                                          7,238          95,686
Millennium Pharmaceuticals, Inc.*+                       7,870          72,955
Ligand Pharmaceuticals,
   Inc. -- Class B*+                                     9,966          69,264
ImClone Systems, Inc.*                                   2,050          63,489
Protein Design Labs, Inc.*                               3,002          60,670
Telik, Inc.*+                                            3,508          57,040
Human Genome Sciences, Inc.*                             3,929          45,498
Vertex Pharmaceuticals, Inc.*                            2,587          43,565
Amylin Pharmaceuticals, Inc.*+                           1,797          37,611
Martek Biosciences Corp.*                                  830          31,499

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

Neurocrine Biosciences, Inc.*                              744   $      31,293
Eyetech Pharmaceuticals, Inc.*                           2,312          29,224
ICOS Corp.*                                              1,207          25,552
Rigel Pharmaceuticals, Inc.*                             1,090          21,713
Keryx Biopharmaceuticals, Inc.*                          1,576          20,803
Enzon Pharmaceuticals, Inc.*                             3,178          20,593
Cubist Pharmaceuticals, Inc.*                            1,455          19,162
Zymogenetics, Inc.*                                      1,065          18,744
Gen-Probe, Inc.*                                           348          12,608
Northfield Laboratories, Inc.*                             777          11,119
Cell Therapeutics, Inc.*+                                3,777          10,236
Nabi Biopharmeceuticals*                                   575           8,757
CV Therapeutics, Inc.*                                     349           7,825
NPS Pharmaceuticals, Inc.*                                 650           7,378
Alexion Pharmaceuticals, Inc.*                             310           7,142
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $6,322,922)                                                 7,651,450
                                                                 -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 5)
  2.85% due 07/01/05                             $      46,723          46,723
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $46,723)                                                       46,723
                                                                 -------------

SECURITIES LENDING COLLATERAL 20.3%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                               1,557,613       1,557,613
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $1,557,613)                                                 1,557,613
                                                                 -------------
TOTAL INVESTMENTS 120.4%
   (Cost $7,927,258)                                             $   9,255,786
                                                                 =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (20.4)%                                        $  (1,567,855)
                                                                 =============
NET ASSETS - 100.0%                                              $   7,687,931

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

                                              See Notes to Financial Statements.


106 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS  99.9%

Procter & Gamble Co.+                                   30,217   $   1,593,947
Altria Group, Inc.                                      24,282       1,570,074
Kraft Foods, Inc. -- Class A                            48,440       1,540,876
Coca-Cola Co.                                           32,100       1,340,175
Anheuser-Busch Cos., Inc.+                              28,700       1,313,025
PepsiCo, Inc.                                           23,533       1,269,135
Colgate-Palmolive Co.                                   23,760       1,185,862
Hershey Co.+                                            15,906         987,763
Archer-Daniels-Midland Co.                              44,190         944,782
Safeway, Inc.                                           41,118         928,856
Reynolds American, Inc.+                                11,260         887,288
Gillette Co.                                            16,849         853,065
Kimberly-Clark Corp.                                    13,460         842,461
Constellation Brands, Inc. -- Class A*+                 27,305         805,497
Albertson's, Inc.+                                      38,720         800,730
Pepsi Bottling Group, Inc.+                             27,780         794,786
Clorox Co.                                              14,110         786,209
UST, Inc.+                                              17,140         782,612
General Mills, Inc.+                                    16,110         753,787
Dean Foods Co.*                                         19,732         695,356
Supervalu, Inc.+                                        21,100         688,071
PepsiAmericas, Inc.                                     25,950         665,877
Hormel Foods Corp.                                      22,108         648,428
Alberto-Culver Co. -- Class B                           13,750         595,787
Smithfield Foods, Inc.*                                 19,666         536,292
ConAgra Foods, Inc.+                                    22,068         511,095
Church & Dwight Co., Inc.                               13,960         505,352
Del Monte Foods Co.*                                    46,235         497,951
Pilgrim's Pride Corp.+                                  14,340         489,424
Sysco Corp.+                                            12,940         468,299
Loews Corp. - Carolina Group                            13,940         464,481
Lancaster Colony Corp.+                                  9,481         406,925
Kellogg Co.                                              8,730         387,961
Ruddick Corp.                                           14,958         381,878
Casey's General Stores, Inc.                            17,544         347,722
Energizer Holdings, Inc.*                                5,580         346,909
Ralcorp Holdings, Inc.                                   8,340         343,191
Avon Products, Inc.                                      8,737         330,695
WM Wrigley Jr Co.                                        4,710         324,236
Sara Lee Corp.                                          15,750         312,007
Hain Celestial Group, Inc.*+                            14,713         286,903
Kroger Co.*+                                            14,800         281,644
Campbell Soup Co.                                        8,670         266,776
H.J. Heinz Co.                                           6,868         243,265
J&J Snack Foods Corp.                                    4,596         240,601
Nash Finch Co.                                           6,054         222,424
Coca-Cola Enterprises, Inc.                              9,250         203,593
Natures Sunshine Products, Inc.                          9,143         159,454
Whole Foods Market, Inc.+                                1,270         150,241
Brown-Forman Corp. -- Class B                            2,030         122,734
Estee Lauder Cos., Inc. -- Class A+                      3,010         117,781

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

TreeHouse Foods, Inc.*                                   4,040   $     115,192
Hansen Natural Corp.*                                    1,250         105,900
Central European Distribution Corp.*                     2,800         104,524
Mannatech, Inc.+                                         5,319         101,167
Seaboard Corp.                                              60          99,840
Tyson Foods, Inc. -- Class A                             5,600          99,680
Fomento Economico Mexicano
   SA de CV                                              1,620          96,503
Elizabeth Arden, Inc.*                                   4,110          96,133
Bunge, Ltd.+                                             1,490          94,466
Diageo PLC -- SP ADR                                     1,580          93,694
Central Garden and Pet Co.*                              1,900          93,328
Chattem, Inc.*                                           2,140          88,596
Gold Kist, Inc.*                                         4,097          88,413
Nu Skin Enterprises, Inc.                                3,793          88,377
Playtex Products, Inc.*                                  8,180          88,017
Longs Drug Stores Corp.                                  2,030          87,392
USANA Health Sciences, Inc.*                             2,040          86,292
Cadbury Schweppes  PLC -- SP ADR+                        2,200          84,326
Chiquita Brands International, Inc.+                     2,910          79,909
Sanderson Farms, Inc.                                      930          42,259
Corn Products International, Inc.                        1,579          37,517
7-Eleven, Inc.*                                          1,239          37,467
McCormick & Co., Inc.                                    1,080          35,294
United Natural Foods, Inc.*+                             1,160          35,229
Delta & Pine Land Co.                                    1,390          34,833
Universal Corp./Richmond VA                                790          34,586
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $31,678,741)                                               34,273,217
                                                                 -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENTS 0.3%
Repurchase Agreement (Note 5)
  2.85% due 07/01/05                             $     102,146         102,146
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $102,146)                                                     102,146
                                                                 -------------

SECURITIES LENDING COLLATERAL 15.9%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                               5,451,821       5,451,821
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $5,451,821)                                                 5,451,821
                                                                 -------------
TOTAL INVESTMENTS 116.1%
   (Cost $37,232,708)                                            $  39,827,184
                                                                 =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (16.1)%                                        $  (5,516,934)
                                                                 =============
NET ASSETS - 100.0%                                              $  34,310,250

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   ELECTRONICS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Intel Corp.                                             29,402   $     766,216
Texas Instruments, Inc.                                 14,649         411,197
Applied Materials, Inc.+                                20,258         327,774
KLA-Tencor Corp.                                         5,068         221,472
Lam Research Corp.*                                      7,043         203,824
Broadcom Corp. -- Class A*+                              5,283         187,599
Analog Devices, Inc.                                     4,910         183,192
Maxim Integrated Products, Inc.                          4,293         164,036
National Semiconductor Corp.                             7,367         162,295
Linear Technology Corp.                                  4,394         161,216
Novellus Systems, Inc.*+                                 6,016         148,655
Micron Technology, Inc.*                                14,130         144,267
Advanced Micro Devices, Inc.*                            8,153         141,373
Microchip Technology, Inc.                               4,495         133,142
Nvidia Corp.*                                            4,783         127,802
MEMC Electronic Materials, Inc.*                         7,909         124,725
Altera Corp.*                                            6,232         123,518
LSI Logic Corp.*                                        13,432         114,038
Xilinx, Inc.+                                            4,204         107,202
International Rectifier Corp.*                           2,035          97,110
Cree, Inc.*+                                             3,128          79,670
Intersil Corp. -- Class A                                4,179          78,440
Cymer, Inc.*+                                            2,725          71,804
Freescale Semiconductor,
   Inc. -- Class B*                                      3,384          71,673
Varian Semiconductor Equipment
   Associates, Inc.*+                                    1,900          70,300
Cohu, Inc.                                               3,449          69,152
ATMI, Inc.*                                              2,372          68,812
Teradyne, Inc.*+                                         5,660          67,750
Microsemi Corp.*                                         3,579          67,285
FEI Co.*                                                 2,902          66,195
Semtech Corp.*+                                          3,610          60,106
Skyworks Solutions, Inc.*+                               8,124          59,874
Silicon Laboratories, Inc.*                              2,277          59,680
Integrated Circuit Systems, Inc.*                        2,839          58,597
Photronics, Inc.*+                                       2,394          55,876
Rambus, Inc.*+                                           4,105          54,925
Atmel Corp.*                                            21,593          51,175
PMC - Sierra, Inc.*                                      5,351          49,925
Power Integrations, Inc.*                                2,311          49,848
Brooks Automation, Inc.*                                 3,354          49,807
RF Micro Devices, Inc.*                                  8,982          48,772
Agere Systems, Inc.*                                     3,982          47,784
Micrel, Inc.*+                                           4,107          47,313
Cypress Semiconductor Corp.*                             3,737          47,049
Conexant Systems, Inc.*                                 29,063          46,791
Amkor Technology, Inc.*+                                10,215          45,968
Cabot Microelectronics Corp.*                            1,421          41,195
Axcelis Technologies, Inc.*                              6,004          41,187

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

Applied Micro Circuits Corp.*                           15,706   $      40,207
Credence Systems Corp.*                                  4,436          40,146
Integrated Device Technology, Inc.*                      3,646          39,195
Kopin Corp.*                                             7,550          38,505
DSP Group, Inc.*                                         1,607          38,359
Kulicke & Soffa Industries, Inc.*                        4,620          36,544
Lattice Semiconductor Corp.*                             8,214          36,470
Triquint Semiconductor, Inc.*                           10,740          35,764
Helix Technology Corp.                                   2,692          35,750
Supertex, Inc.*                                          1,892          33,413
Veeco Instruments, Inc.*                                 1,838          29,923
LTX Corp.*                                               5,970          29,611
Fairchild Semiconductor
   International, Inc.*                                  1,934          28,527
Rudolph Technologies, Inc.*                              1,969          28,216
Advanced Energy Industries, Inc.*                        3,516          27,636
Standard Microsystems Corp.*                             1,173          27,425
ESS Technologies, Inc.*                                  5,060          21,303
Pericom Semiconductor Corp.*                             2,569          20,912
Actel Corp.*                                             1,297          18,028
Alliance Semiconductor Corp.*                            6,016          15,341
Ultratech, Inc.*                                           529           9,681
Tessera Technologies, Inc.*                                208           6,949
PDF Solutions, Inc.*                                       521           6,836
Taiwan Semiconductor Manufacturing
   Co. Ltd. -- SP ADR+                                     726           6,621
IXYS Corp.*                                                465           6,594
Marvell Technology Group Ltd.*+                            172           6,543
Mykrolis Corp.*                                            460           6,537
Diodes, Inc.*                                              207           6,458
Entegris, Inc.*                                            645           6,386
MKS Instruments, Inc.*                                     375           6,334
ASML Holding /NV*                                          404           6,327
Portalplayer, Inc.*                                        303           6,308
Silicon Image, Inc.*                                       598           6,135
ADE Corp.*                                                 216           6,059
ATI Technologies, Inc.*                                    491           5,818
OmniVision Technologies, Inc.*+                            409           5,558
Sigmatel, Inc.*                                            276           4,736
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $5,517,337)                                                 6,408,761
                                                                 -------------

                                              See Notes to Financial Statements.


108 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
   ELECTRONICS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                          FACE           VALUE
                                                        AMOUNT        (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 5)
  2.85% due 07/01/05                             $      39,544   $      39,544
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $39,544)                                                       39,544
                                                                 -------------

SECURITIES LENDING COLLATERAL 4.7%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                                 302,089         302,089
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $302,089)                                                     302,089
                                                                 -------------
TOTAL INVESTMENTS 104.8%
   (Cost $5,858,970)                                             $   6,750,394
                                                                 =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (4.8)%                                         $    (311,173)
                                                                 =============
NET ASSETS - 100.0%                                              $   6,439,221

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   ENERGY FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.1%

Exxon Mobil Corp.                                       99,005   $   5,689,817
BP PLC -- SP ADR+                                       71,650       4,469,527
Total SA -- SP ADR+                                     37,960       4,435,626
Royal Dutch Petroleum Co.                               52,460       3,404,654
ConocoPhillips                                          52,838       3,037,657
Shell Transport & Trading  Co.
   PLC -- SP ADR                                        50,025       2,904,451
Schlumberger Ltd.+                                      37,280       2,831,043
Chevron Corp.+                                          49,290       2,756,297
Occidental Petroleum Corp.                              24,430       1,879,400
Devon Energy Corp.+                                     34,883       1,767,870
Kerr-McGee Corp.                                        21,384       1,631,813
Southwestern Energy Co.*                                34,696       1,630,018
Valero Energy Corp.+                                    19,690       1,557,676
Burlington Resources, Inc.                              27,700       1,530,148
Unocal Corp.                                            23,310       1,516,315
Halliburton Co.+                                        30,623       1,464,392
Apache Corp.                                            21,478       1,387,479
EOG Resources, Inc.                                     22,490       1,277,432
Transocean, Inc.*+                                      23,462       1,266,244
Williams Cos., Inc.+                                    66,010       1,254,190
Marathon Oil Corp.                                      23,275       1,242,187
Cooper Cameron Corp.*+                                  19,597       1,215,994
XTO Energy, Inc.+                                       32,656       1,109,977
Repsol YPF SA -- SP ADR                                 44,107       1,108,409
Pioneer Natural Resources Co.+                          24,850       1,045,688
Sunoco, Inc.+                                            9,103       1,034,829
Premcor, Inc.                                           13,560       1,005,881
Kinder Morgan, Inc.+                                    11,220         933,504
Weatherford International Ltd.*+                        15,546         901,357
Anadarko Petroleum Corp.                                10,937         898,475
Grant Prideco, Inc.*                                    32,754         866,343
Forest Oil Corp.*                                       19,350         812,700
W&T Offshore, Inc.                                      33,662         810,244
Nabors Industries Ltd.*+                                13,260         803,821
Diamond Offshore Drilling, Inc.                         14,971         799,901
BJ Services Co.+                                        14,750         774,080
Patterson-UTI Energy, Inc.+                             27,812         774,008
Helmerich & Payne, Inc.+                                16,369         768,033
ENI-Ente Nazionale Idrocarburi -- SP
   ADR+                                                  5,900         756,380
El Paso Corp.                                           65,131         750,309
Overseas Shipholding Group, Inc.                        12,574         750,039
Noble Corp.                                             10,700         658,157
Pride International, Inc.*                              24,950         641,215
Baker Hughes, Inc.+                                     12,404         634,589
Cal Dive International, Inc.*+                          12,057         631,425
Veritas DGC, Inc.*+                                     21,725         602,651
Offshore Logistics, Inc.*                               18,287         600,545
St. Mary Land & Exploration Co.                         20,550         595,539

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

Unit Corp.*+                                            12,757   $     561,436
Amerada Hess Corp.                                       5,240         558,112
Tidewater, Inc.+                                        14,396         548,776
Lone Star Technologies, Inc.*+                          11,550         525,525
Murphy Oil Corp.+                                        9,650         504,019
ENSCO International, Inc.+                              13,900         496,925
Frontier Oil Corp.                                      15,500         454,925
Harvest Natural Resources, Inc.*                        41,171         449,999
Cimarex Energy Co.*+                                    11,099         431,862
National-Oilwell Varco, Inc.*                            8,764         416,641
Vintage Petroleum, Inc.                                 13,623         415,093
Hydril*+                                                 7,416         403,060
Atwood Oceanics, Inc.*                                   6,424         395,461
Noble Energy, Inc.                                       4,900         370,685
SEACOR Holdings, Inc.*                                   5,600         360,080
Plains Exploration & Production Co.*                    10,000         355,300
PetroChina Co. Ltd. -- SP ADR+                           4,750         348,888
Cabot Oil & Gas Corp.                                    9,100         315,770
Grey Wolf, Inc.*+                                       41,600         308,256
Remington Oil & Gas Corp.*                               7,690         274,533
PetroKazakhstan, Inc. -- Class A                         7,300         267,034
Tetra Technologies, Inc.*                                8,100         257,985
Chesapeake Energy Corp.                                 11,005         250,914
W-H Energy Services, Inc.*+                              9,500         236,835
NS Group, Inc.*                                          7,100         230,821
Sasol Ltd. -- SP ADR                                     7,600         205,048
Petroleum Development Corp.*                             6,396         203,713
Newfield Exploration Co.*                                4,990         199,051
Hanover Compressor Co.*                                 16,450         189,340
Todco -- Class A*                                        7,100         182,257
Precision Drilling Corp.*                                4,440         175,291
Tenaris SA -- SP ADR+                                    2,000         156,540
Swift Energy Co.*                                        4,020         143,996
Global Industries, Ltd.*                                16,300         138,550
Tsakos Energy Navigation Ltd.+                           2,450          94,987
Rowan Cos., Inc.+                                        3,150          93,587
General Maritime Corp.                                   2,100          89,040
Lufkin Industries, Inc.                                  2,400          86,352
CNOOC Ltd. -- SP ADR                                     1,400          83,048
USEC, Inc.                                               5,350          78,324
Teekay Shipping Corp.+                                   1,700          74,630
Cameco Corp.+                                            1,600          71,600
Nordic American Tanker Shipping+                         1,300          55,185
Ashland, Inc.+                                             500          35,935
Berry Petroleum Co. -- Class A                             400          21,152
Cheniere Energy, Inc.*                                     300           9,330
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $62,956,723)                                               83,344,220
                                                                 -------------

                                              See Notes to Financial Statements.


110 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
   ENERGY FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                          FACE           VALUE
                                                        AMOUNT        (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.5%
Repurchase Agreement (Note 5)
  2.85% due 07/01/05                             $     463,963   $     463,963
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $463,963)                                                     463,963
                                                                 -------------

SECURITIES LENDING COLLATERAL 20.8%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                              17,475,095      17,475,095
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $17,475,095)                                               17,475,095
                                                                 -------------
TOTAL INVESTMENTS 120.4%
   (Cost $80,895,781)                                            $ 101,283,278
                                                                 =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (20.4)%                                        $ (17,176,210)
                                                                 =============
NET ASSETS - 100.0%                                              $  84,107,068

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 111

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   ENERGY SERVICES FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Schlumberger Ltd.+                                      73,281   $   5,564,959
Halliburton Co.+                                        77,351       3,698,925
Transocean, Inc.*+                                      56,626       3,056,105
Baker Hughes, Inc.+                                     57,116       2,922,055
Weatherford International Ltd.*+                        37,706       2,186,194
Nabors Industries Ltd.*+                                36,032       2,184,260
Noble Corp.+                                            32,617       2,006,272
Cooper Cameron Corp.*+                                  31,766       1,971,080
Diamond Offshore Drilling, Inc.+                        36,703       1,961,041
Grant Prideco, Inc.*                                    65,240       1,725,598
Patterson-UTI Energy, Inc.+                             61,809       1,720,144
National-Oilwell Varco, Inc.*                           34,014       1,617,026
ENSCO International, Inc.+                              42,795       1,529,921
Helmerich & Payne, Inc.+                                32,531       1,526,355
BJ Services Co.+                                        28,434       1,492,216
Pride International, Inc.*                              56,670       1,456,419
Smith International, Inc.                               20,449       1,302,601
Tidewater, Inc.+                                        33,462       1,275,571
Cal Dive International, Inc.*+                          23,691       1,240,698
Unit Corp.*+                                            23,670       1,041,717
Lone Star Technologies, Inc.*+                          21,259         967,284
Hanover Compressor Co.*+                                80,629         928,040
Rowan Cos., Inc.+                                       30,660         910,909
Veritas DGC, Inc.*+                                     31,225         866,182
SEACOR Holdings, Inc.*+                                 13,443         864,385
Hydril*+                                                14,347         779,759
Offshore Logistics, Inc.*                               23,298         765,106
Atwood Oceanics, Inc.*                                  11,755         723,638
Tetra Technologies, Inc.*                               21,071         671,111
W-H Energy Services, Inc.*                              25,469         634,942
Maverick Tube Corp.*+                                   19,892         592,782
FMC Technologies, Inc.*                                 17,767         568,011
CARBO Ceramics, Inc.                                     6,199         489,473
Tenaris SA -- SP ADR+                                    3,585         280,598
Precision Drilling Corp.*                                5,700         225,036
RPC, Inc.                                               11,276         190,790
NS Group, Inc.*                                          5,620         182,706
Grey Wolf, Inc.*+                                       24,632         182,523
Oceaneering International, Inc.*                         4,246         164,108
Gulf Island Fabrication, Inc.                            6,784         134,866
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $40,821,162)                                               52,601,406
                                                                 -------------

                                                                        MARKET
                                                          FACE           VALUE
                                                        AMOUNT        (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 5)
  2.85% due 07/01/05                             $     307,990   $     307,990
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $307,990)                                                     307,990
                                                                 -------------

SECURITIES LENDING COLLATERAL 34.9%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                              18,435,732      18,435,732
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $18,435,732)                                               18,435,732
                                                                 -------------
TOTAL INVESTMENTS 135.0%
   (Cost $59,564,884)                                            $  71,345,128
                                                                 =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (35.0)%                                        $ (18,501,580)
                                                                 =============
NET ASSETS - 100.0%                                              $  52,843,548

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

ADR--AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


112 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.7%

Bank of America Corp.                                   20,490   $     934,549
Wachovia Corp.                                          14,320         710,272
American Express Co.                                    12,206         649,725
MetLife, Inc.                                           13,690         615,229
Washington Mutual, Inc.+                                15,020         611,164
Countrywide Financial Corp.                             14,670         566,409
SunTrust Banks, Inc.                                     7,550         545,412
Chubb Corp.                                              6,180         529,070
Citigroup, Inc.                                         11,010         508,992
North Fork Bancorporation, Inc.                         17,680         496,631
Mellon Financial Corp.                                  17,258         495,132
UnionBanCal Corp.                                        7,390         494,539
Vornado Realty Trust+                                    6,091         489,716
Franklin Resources, Inc.                                 6,360         489,593
Public Storage, Inc.+                                    7,370         466,152
U.S. Bancorp                                            15,910         464,572
BB&T Corp.+                                             11,610         464,052
CNA Financial Corp.*                                    16,140         458,699
M&T Bank Corp.                                           4,340         456,394
Fidelity National Financial, Inc.                       12,470         445,054
AmeriCredit Corp.*+                                     16,980         432,990
Comerica, Inc.+                                          7,430         429,454
Developers Diversified Realty Corp.                      9,310         427,888
Radian Group, Inc.                                       9,020         425,924
American Capital Strategies, Ltd.+                      11,720         423,209
Protective Life Corp.                                    9,770         412,489
American International Group, Inc.                       7,072         410,883
American Financial Group, Inc./OH                       12,239         410,251
Markel Corp.*                                            1,200         406,800
Camden Property Trust                                    7,450         400,437
iStar Financial, Inc.                                    9,610         399,680
Downey Financial Corp.+                                  5,400         395,280
AmerUs Group Co.+                                        8,223         395,115
Ameritrade Holding Corp.*+                              21,160         393,364
A.G. Edwards, Inc.+                                      8,620         389,193
FirstMerit Corp.+                                       14,800         386,428
W.R. Berkley Corp.                                      10,820         386,058
Ohio Casualty Corp.                                     15,760         381,077
CapitalSource, Inc.*                                    19,340         379,644
Prudential Financial, Inc.+                              5,740         376,888
SL Green Realty Corp.                                    5,814         375,003
ProLogis                                                 9,060         364,574
Annaly Mortgage Management, Inc.+                       19,550         350,531
Popular, Inc.                                           13,683         344,675
CBL & Associates Properties, Inc.                        7,916         340,942
Endurance Specialty Holdings Ltd.                        8,760         331,303
Manulife Financial Corp.                                 6,890         329,411
Investors Financial Services Corp.+                      8,639         326,727
Pacific Capital Bancorp                                  8,778         325,488
ING Groep NV -- SP ADR                                  11,575         324,679
Barclays  PLC -- SP ADR                                  7,990         319,121

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

American Home Mortgage
   Investment Corp.+                                     9,010   $     314,990
Independence Community Bank Corp.+                       8,520         314,644
CIT Group, Inc.                                          7,030         302,079
Washington Federal, Inc.                                12,526         294,612
Deutsche Bank AG+                                        3,740         291,346
Colonial BancGroup, Inc.                                12,820         282,809
Fieldstone Investment Corp.                             19,610         282,384
SVB Financial Group*+                                    5,710         273,509
Merrill Lynch & Co., Inc.                                4,890         268,999
Everest Re Group Ltd.                                    2,850         265,050
Providian Financial Corp.*+                             14,920         263,040
Loews Corp.                                              3,258         252,495
LaSalle Hotel Properties                                 7,660         251,325
First Marblehead Corp.*+                                 7,165         251,205
Northern Trust Corp.                                     5,360         244,362
SLM Corp.+                                               4,772         242,418
KeyCorp+                                                 7,100         235,365
First Bancorp Puerto Rico                                5,528         221,949
Hibernia Corp. -- Class A                                6,340         210,361
J.P. Morgan Chase & Co.                                  5,801         204,891
UnumProvident Corp.+                                    10,760         197,123
First American Corp.                                     4,860         195,080
Safety Insurance Group, Inc.                             5,450         183,992
People's Bank/ Bridgeport CT+                            5,970         180,533
Raymond James Financial, Inc.                            6,290         177,692
Lehman Brothers Holdings, Inc.+                          1,710         169,769
Wells Fargo & Co.                                        2,649         163,125
Global Signal, Inc.                                      4,090         153,989
Uniao de Bancos Brasileiros SA                           3,930         151,777
Nelnet, Inc. -- Class A*                                 4,420         147,053
Calamos Asset Management,
   Inc. -- Class A                                       5,390         146,824
Simon Property Group, Inc.+                              1,930         139,906
KIMCO Realty Corp.                                       2,370         139,617
Capital One Financial Corp.                              1,666         133,297
Legg Mason, Inc.+                                        1,260         131,179
Compass Bancshares, Inc.                                 2,880         129,600
Consolidated-Tomoka Land Co.                             1,260         108,360
Equity One, Inc.                                         4,560         103,512
CB Richard Ellis Group,
   Inc. -- Class A*+                                     2,353         103,203
Hartford Financial Services Group,
   Inc.                                                  1,340         100,205
Ambac Financial Group, Inc.                              1,400          97,664
Equity Inns, Inc.                                        7,110          94,563
Doral Financial Corp.                                    5,680          93,947
Chicago Mercantile Exchange
   Holdings, Inc.                                          302          89,241
Banco Itau Holding Financeira
   SA -- SP ADR                                            960          88,800
Bank of New York Co., Inc.+                              3,054          87,894
Corus Bankshares, Inc.                                   1,360          75,466

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 113

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
   FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

Trizec Properties, Inc.+                                 3,640   $      74,875
Mills Corp.+                                             1,140          69,301
Banco Bradesco SA -- SP ADR+                             1,940          68,657
ACE Ltd.                                                 1,520          68,172
Danielson Holdings Corp.*                                5,260          64,014
Sterling Financial Corp./WA*                             1,600          59,840
Student Loan Corp.                                         270          59,346
AvalonBay Communities, Inc.+                               720          58,176
GATX Corp.                                               1,680          57,960
Pan Pacific Retail Properties, Inc.                        860          57,087
LandAmerica Financial Group, Inc.                          950          56,402
Jones Lang LaSalle, Inc.*                                1,270          56,172
Arbor Realty Trust, Inc.                                 1,840          52,808
St. Joe Co.+                                               620          50,555
Fannie Mae                                                 740          43,216
Zenith National Insurance Corp.                            630          42,752
Essex Property Trust, Inc.                                 450          37,377
Philadelphia Consolidated Holding Co.*                     440          37,294
East-West Bancorp, Inc.                                  1,080          36,277
Morgan Stanley                                             690          36,204
Golden West Financial Corp.                                550          35,409
Regency Centers Corp.                                      610          34,892
Stancorp Financial Group, Inc.                             430          32,929
Eaton Vance Corp.                                        1,265          30,246
Umpqua Holding Corp.                                     1,260          29,660
Kilroy Realty Corp.                                        450          21,371
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $31,309,097)                                               32,809,098
                                                                 -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENTS 0.2%
Repurchase Agreement (Note 5)
  2.85% due 07/01/05                             $      65,801          65,801
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $65,801)                                                       65,801
                                                                 -------------

SECURITIES LENDING COLLATERAL 12.9%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                               4,225,213       4,225,213
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,225,213)                                                 4,225,213
                                                                 -------------
TOTAL INVESTMENTS 112.8%
   (Cost $35,600,111)                                            $  37,100,112
                                                                 =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (12.8)%                                        $  (4,200,943)
                                                                 =============
NET ASSETS - 100.0%                                              $  32,899,169

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

ADR--AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


114 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   HEALTH CARE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Pfizer, Inc.                                           146,308   $   4,035,175
Johnson & Johnson, Inc.+                                58,041       3,772,665
Abbott Laboratories                                     44,694       2,190,453
Amgen, Inc.*                                            35,625       2,153,887
UnitedHealth Group, Inc.+                               38,374       2,000,820
Medtronic, Inc.                                         34,301       1,776,449
Merck & Co., Inc.                                       50,325       1,550,010
Genentech, Inc.*+                                       17,861       1,433,881
Aetna, Inc.                                             15,222       1,260,686
Bristol-Myers Squibb Co.+                               49,451       1,235,286
Caremark Rx, Inc.*                                      24,833       1,105,565
Boston Scientific Corp.*                                40,941       1,105,407
CIGNA Corp.                                              9,170         981,465
Eli Lilly & Co.                                         17,315         964,619
McKesson Corp.                                          20,680         926,257
Forest Laboratories, Inc.*+                             23,705         920,939
Wyeth                                                   20,060         892,670
Becton, Dickinson & Co.                                 16,611         871,579
Allergan, Inc.+                                          9,655         822,992
Biogen Idec, Inc.*+                                     23,270         801,651
St. Jude Medical, Inc.*                                 17,691         771,505
Genzyme Corp.*                                          12,376         743,674
WellPoint, Inc.*                                        10,340         720,078
Medco Health Solutions, Inc.*+                          13,010         694,214
AmerisourceBergen Corp.+                                 8,980         620,967
Fisher Scientific International, Inc.*                   9,412         610,839
Coventry Health Care, Inc.*+                             8,367         591,965
Express Scripts, Inc.*+                                 11,764         587,965
Celgene Corp.*+                                         13,760         560,995
Quest Diagnostics, Inc.+                                10,300         548,681
Humana, Inc.*+                                          13,755         546,624
C.R. Bard, Inc.                                          8,204         545,648
Pacificare Health Systems, Inc.*+                        7,530         538,018
Hospira, Inc.*                                          13,496         526,344
WellChoice, Inc.*                                        7,460         518,246
Cardinal Health, Inc.+                                   8,834         508,662
Patterson Cos., Inc.*+                                  10,833         488,352
Omnicare, Inc.+                                          9,625         408,389
Invitrogen Corp.*+                                       4,794         399,292
Waters Corp.*                                           10,610         394,374
DENTSPLY International, Inc.+                            7,152         386,208
Beckman Coulter, Inc.                                    6,006         381,801
Thermo Electron Corp.*                                  13,980         375,643
Gilead Sciences, Inc.*+                                  8,477         372,903
DaVita, Inc.*                                            8,040         365,659
Schering-Plough Corp.                                   18,764         357,642
Applera Corp. - Applied Biosystems
   Group+                                               17,970         353,470
Endo Pharmaceuticals Holdings, Inc.*                    12,810         336,647
Kinetic Concepts, Inc.*                                  5,212         312,720

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

Watson Pharmaceuticals, Inc.*+                          10,390   $     307,128
Biomet, Inc.+                                            8,863         307,014
Charles River Laboratories
   International, Inc.*+                                 6,320         304,940
Hillenbrand Industries, Inc.                             5,909         298,700
Dade Behring Holdings, Inc.                              4,510         293,195
Pharmaceutical Product
   Development, Inc.*                                    5,636         264,103
Edwards Lifesciences Corp.*                              6,092         262,078
Cooper Cos., Inc.+                                       4,210         256,221
PerkinElmer, Inc.                                       13,071         247,042
Cephalon, Inc.*+                                         5,920         235,675
OSI Pharmaceuticals, Inc.*+                              5,430         221,924
American Pharmaceutical
   Partners, Inc.*+                                      5,200         214,500
Sierra Health Services, Inc.*+                           2,932         209,521
Guidant Corp.                                            2,710         182,383
HCA, Inc.+                                               3,199         181,287
Sybron Dental Specialties, Inc.*+                        4,700         176,814
Centene Corp.*+                                          5,108         171,527
Baxter International, Inc.                               4,575         169,732
Immucor, Inc.*+                                          5,350         154,882
Advanced Neuromodulation
   Systems, Inc.*+                                       3,800         150,784
Pharmion Corp.*                                          6,370         147,848
Kos Pharmaceuticals, Inc.*                               2,200         144,100
Per-Se Technologies, Inc.*                               6,750         141,885
Palomar Medical Technologies,
   Inc.*+                                                5,870         140,410
Genesis HealthCare Corp.*                                2,970         137,452
Haemonetics Corp./MA*                                    3,312         134,600
Kindred Healthcare, Inc.*+                               3,330         131,901
United Therapeutics Corp.*+                              2,620         126,284
Intuitive Surgical, Inc.*                                2,630         122,663
Biosite, Inc.*                                           2,200         120,978
Salix Pharmaceuticals Ltd.*+                             6,820         120,441
Hologic, Inc.*                                           2,940         116,865
Ventiv Health, Inc.*                                     5,810         112,017
KV Pharmaceutical Co.*+                                  6,540         109,545
Stryker Corp.+                                           1,949          92,694
Connetics Corp.*+                                        4,770          84,143
Zimmer Holdings, Inc.*+                                  1,046          79,674
Molecular Devices Corp.*                                 2,740          59,266
Advanced Medical Optics, Inc.*                           1,190          47,303
Align Technology, Inc.*                                  5,800          42,746
Keryx Biopharmaceuticals, Inc.*                          1,200          15,840
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $46,252,400)                                               52,208,086
                                                                 -------------

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
   HEALTH CARE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                          FACE           VALUE
                                                        AMOUNT        (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 5)
  2.85% due 07/01/05                             $     298,033   $     298,033
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $298,033)                                                     298,033
                                                                 -------------

SECURITIES LENDING COLLATERAL 19.7%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                              10,347,303      10,347,303
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $10,347,303)                                               10,347,303
                                                                 -------------
TOTAL INVESTMENTS 119.9%
   (Cost $56,897,736)                                            $  62,853,422
                                                                 =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (19.9)%                                        $ (10,453,730)
                                                                 =============
NET ASSETS - 100.0%                                              $  52,399,692

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

                                              See Notes to Financial Statements.


116 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   INTERNET FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.8%

Cisco Systems, Inc.*                                    22,767   $     435,077
Time Warner, Inc.*                                      21,608         361,070
Yahoo!, Inc.*+                                           7,719         267,463
Google, Inc. -- Class A*                                   821         241,497
Qualcomm, Inc.                                           7,105         234,536
eBay, Inc.*+                                             6,545         216,050
InterActiveCorp*+                                        7,484         179,990
Sun Microsystems, Inc.*                                 46,051         171,770
Intuit, Inc.*                                            3,449         155,584
Amazon.com, Inc.*+                                       4,534         149,985
Broadcom Corp. -- Class A*                               4,124         146,443
VeriSign, Inc.*+                                         4,611         132,612
Qwest Communications
   International, Inc.*+                                33,442         124,070
Check Point Software
   Technologies Ltd.*+                                   6,146         121,691
Symantec Corp.*+                                         5,252         114,179
Juniper Networks, Inc.*+                                 4,064         102,332
CheckFree Corp.*                                         2,969         101,124
Research In Motion Ltd.*+                                1,337          98,604
McAfee, Inc.*                                            3,201          83,802
EarthLink, Inc.*                                         9,532          82,547
F5 Networks, Inc.*                                       1,618          76,426
WebMD Corp.*                                             6,954          71,418
BEA Systems, Inc.*                                       8,107          71,179
United Online, Inc.                                      6,482          70,395
TIBCO Software, Inc.*                                    9,414          61,568
E*Trade Financial Corp.*                                 4,311          60,311
Macromedia, Inc.*                                        1,539          58,821
Websense, Inc.*                                          1,125          54,056
PalmOne, Inc.*                                           1,570          46,739
InfoSpace, Inc.*                                         1,338          44,060
Red Hat, Inc.*                                           3,184          41,710
Stamps.com, Inc.*                                        2,192          41,100
Monster Worldwide, Inc.*+                                1,431          41,041
Digital River, Inc.*                                     1,268          40,259
j2 Global Communications, Inc.*                            985          33,923
Siebel Systems, Inc.+                                    3,519          31,319
DoubleClick, Inc.*+                                      3,599          30,196
Internet Security Systems, Inc.*                         1,326          26,905
ValueClick, Inc.*                                        1,509          18,606
Jupitermedia Corp.*                                        735          12,591
CNET Networks, Inc.*                                       834           9,791
Netflix, Inc.*+                                            576           9,452
Travelzoo, Inc.*                                           268           8,798
Ask Jeeves, Inc.*+                                         289           8,725
MIVA, Inc.*                                              1,818           8,436
CIENA Corp.*                                             3,876           8,101
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $3,049,456)                                                 4,506,352
                                                                 -------------

                                                                        MARKET
                                                          FACE           VALUE
                                                        AMOUNT        (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.9%
Repurchase Agreement (Note 5)
  2.85% due 07/01/05                             $      39,057   $      39,057
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $39,057)                                                       39,057
                                                                 -------------

SECURITIES LENDING COLLATERAL 12.9%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                                 585,443         585,443
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $585,443)                                                     585,443
                                                                 -------------
TOTAL INVESTMENTS 113.6%
   (Cost $3,673,956)                                             $   5,130,852
                                                                 =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (13.6)%                                        $    (614,300)
                                                                 =============
NET ASSETS - 100.0%                                              $   4,516,552

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 117

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   LEISURE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.8%

Time Warner, Inc.*                                     138,036   $   2,306,582
McDonald's Corp.                                        58,925       1,635,169
Carnival Corp.+                                         26,350       1,437,392
Starbucks Corp.*+                                       26,863       1,387,743
Walt Disney Co.                                         49,394       1,243,741
Viacom, Inc. -- Class B                                 37,020       1,185,380
News Corp. -- Class A+                                  71,478       1,156,514
Yum! Brands, Inc.+                                      19,945       1,038,736
Mattel, Inc.+                                           50,684         927,517
Darden Restaurants, Inc.+                               27,509         907,247
Pixar*+                                                 18,116         906,706
Station Casinos, Inc.                                   12,540         832,656
Boyd Gaming Corp.+                                      15,730         804,275
Brinker International, Inc.*                            19,950         798,997
Brunswick Corp.                                         18,340         794,489
Starwood Hotels & Resorts
   Worldwide, Inc.+                                     13,461         788,411
Marriott International, Inc. -- Class A                 10,105         689,363
Hasbro, Inc.                                            32,653         678,856
Applebee's International, Inc.                          25,340         671,257
Electronic Arts, Inc.*+                                 11,467         649,147
CBRL Group, Inc.+                                       16,630         646,242
MGM Mirage, Inc.*                                       16,204         641,354
Argosy Gaming Co.*                                      13,593         633,570
Harrah's Entertainment, Inc.+                            8,719         628,378
Las Vegas Sands Corp.*+                                 16,860         602,745
THQ, Inc.*                                              20,520         600,620
DreamWorks Animation SKG,
   Inc. -- Class A*                                     22,080         578,496
International Game Technology, Inc.+                    20,046         564,295
Papa John's International, Inc.*                        14,107         563,857
Shuffle Master, Inc.*+                                  17,917         502,214
Jakks Pacific, Inc.*                                    25,444         488,779
Activision, Inc.*                                       27,346         451,756
Sonic Corp.*+                                           13,960         426,199
CEC Entertainment, Inc.*                                 9,635         405,537
Hilton Hotels Corp.                                     16,497         393,453
Polaris Industries, Inc.+                                6,892         372,168
Sunterra Corp.*                                         22,660         367,319
Royal Caribbean Cruises Ltd.+                            7,570         366,085
O'Charleys, Inc.*                                       20,225         357,173
Marvel Enterprises, Inc.*+                              17,829         351,588
Jack in the Box, Inc.*+                                  8,035         304,687
Lions Gate Entertainment Corp.*+                        28,820         295,693
Nautilus, Inc.                                          10,240         291,840
CKE Restaurants, Inc.+                                  20,760         288,979
Panera Bread Co. -- Class A*+                            4,550         282,487
P.F. Chang's China Bistro, Inc.*                         4,730         278,975
Shanda Interactive Entertainment
   Ltd.*+                                                7,240         266,360

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

Eastman Kodak Co.+                                       8,725   $     234,266
Wendy's International, Inc.                              4,717         224,765
Choice Hotels International, Inc.                        2,462         161,753
Bluegreen Corp.*                                         8,090         140,847
Bally Total Fitness Holding Corp.*                      38,020         123,185
Vail Resorts, Inc.*                                      4,340         121,954
GTECH Holdings Corp.                                     3,944         115,323
Take-Two Interactive Software, Inc.*+                    4,050         103,072
Wynn Resorts Ltd.*+                                      2,119         100,165
Domino's Pizza, Inc.                                     4,280          95,273
Multimedia Games, Inc.*+                                 7,790          85,768
Landry's Restaurants, Inc.                               2,750          82,747
Krispy Kreme Doughnuts, Inc.*+                          11,845          82,441
Ameristar Casinos, Inc.                                  2,750          71,747
MTR Gaming Group, Inc.*                                  5,190          60,412
Outback Steakhouse, Inc.                                 1,246          56,369
Meade Instruments Corp.*                                17,792          49,640
Cheesecake Factory, Inc.*+                               1,150          39,939
International Speedway
   Corp. -- Class A                                        699          39,326
Kerzner International Ltd.*                                650          37,018
Napster, Inc.*+                                          8,340          35,028
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $32,740,438)                                               34,852,065
                                                                 -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 5)
  2.85% due 07/01/05                             $     216,756         216,756
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $216,756)                                                     216,756
                                                                 -------------

SECURITIES LENDING COLLATERAL 20.3%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                               7,100,004       7,100,004
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $7,100,004)                                                 7,100,004
                                                                 -------------
TOTAL INVESTMENTS 120.7%
   (Cost $40,057,198)                                            $  42,168,825
                                                                 =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (20.7)%                                        $  (7,232,638)
                                                                 =============
NET ASSETS - 100.0%                                              $  34,936,187

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

                                              See Notes to Financial Statements.


118 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   PRECIOUS METALS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.5%

Newmont Mining Corp.+                                   78,348   $   3,057,922
Freeport-McMoRan Copper & Gold,
   Inc. -- Class B+                                     58,536       2,191,588
Goldcorp, Inc.+                                        126,679       1,998,995
Barrick Gold Corp.+                                     61,840       1,547,855
Placer Dome, Inc.                                       90,212       1,387,461
AngloGold Ashanti Ltd. -- SP ADR+                       34,071       1,217,357
Harmony Gold Mining Co.
   Ltd. -- SP ADR+                                     119,758       1,025,128
Glamis Gold Ltd.*                                       59,119       1,017,438
Meridian Gold, Inc.*                                    47,633         857,394
Gold Fields Ltd. -- SP ADR                              75,192         853,429
Pan American Silver Corp.*+                             52,056         769,908
Coeur d'Alene Mines Corp.*+                            210,478         764,035
Kinross Gold Corp.*                                    113,038         689,532
Agnico-Eagle Mines Ltd.                                 49,618         625,187
Silver Standard Resources, Inc.*+                       52,612         615,034
Bema Gold Corp.*+                                      239,994         573,586
Golden Star Resources Ltd.*+                           174,817         541,933
Randgold Resources Ltd. -- SP ADR*                      37,119         521,893
Apex Silver Mines Ltd.*                                 37,651         517,325
Royal Gold, Inc.+                                       25,273         508,493
Hecla Mining Co.*+                                     101,777         464,103
Stillwater Mining Co.*                                  52,597         390,270
Novagold Resources, Inc.*+                              51,046         389,481
Crystallex International Corp.*                         90,775         326,790
North American Palladium Ltd.*+                         39,663         196,728
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $17,138,385)                                               23,048,865
                                                                 -------------

                                                                        MARKET
                                                          FACE           VALUE
                                                        AMOUNT        (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 5)
  2.85% due 07/01/05                             $     145,637   $     145,637
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $145,637)                                                     145,637
                                                                 -------------

SECURITIES LENDING COLLATERAL 33.3%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                               7,712,141       7,712,141
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $7,712,141)                                                 7,712,141
                                                                 -------------
TOTAL INVESTMENTS 133.4%
   (Cost $24,996,163)                                            $  30,906,643
                                                                 =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (33.4)%                                        $  (7,737,127)
                                                                 =============
NET ASSETS - 100.0%                                              $  23,169,516

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 119

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   REAL ESTATE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.4%

Simon Property Group, Inc.+                             14,133   $   1,024,502
Equity Office Properties Trust+                         27,221         901,015
Vornado Realty Trust+                                   10,010         804,804
General Growth Properties, Inc.+                        19,294         792,790
Equity Residential                                      21,451         789,826
Boston Properties, Inc.                                  9,986         699,020
Public Storage, Inc.+                                   10,930         691,322
Archstone-Smith Trust+                                  17,861         689,792
ProLogis                                                16,287         655,389
St. Joe Co.+                                             7,753         632,180
AvalonBay Communities, Inc.+                             7,674         620,059
KIMCO Realty Corp.                                      10,455         615,904
Plum Creek Timber Co., Inc. (REIT)+                     16,825         610,748
Host Marriott Corp.+                                    33,300         582,750
Developers Diversified Realty Corp.                     12,205         560,942
Macerich Co.+                                            7,793         522,521
iStar Financial, Inc.                                   11,780         489,930
Regency Centers Corp.+                                   8,480         485,056
Apartment Investment &
   Management Co. -- Class A+                           11,840         484,493
Duke Realty Corp.+                                      15,147         479,554
Catellus Development Corp.                              14,610         479,208
Health Care Property Investors, Inc.                    17,364         469,523
Weingarten Realty Investors+                            11,939         468,248
Liberty Property Trust                                  10,533         466,717
AMB Property Corp.+                                     10,692         464,354
Mills Corp.+                                             7,370         448,022
Federal Realty Investment Trust+                         7,556         445,804
United Dominion Realty Trust, Inc.                      18,006         433,044
Trizec Properties, Inc.+                                20,695         425,696
CBL & Associates Properties, Inc.+                       9,456         407,270
SL Green Realty Corp.                                    6,296         406,092
Hospitality Properties Trust                             9,212         405,973
Pan Pacific Retail Properties, Inc.                      6,056         401,997
Forest City Enterprises, Inc. -- Class A                 5,588         396,748
Camden Property Trust                                    7,330         393,988
New Plan Excel Realty Trust                             14,448         392,552
Reckson Associates Realty Corp.                         11,672         391,596
Mack-Cali Realty Corp.                                   8,638         391,301
Ventas, Inc.                                            12,880         388,976
Rayonier, Inc.                                           7,234         383,619
HRPT Properties Trust                                   30,396         377,822
Thornburg Mortgage, Inc.+                               12,702         370,009
BRE Properties -- Class A                                8,794         368,029
Crescent Real Estate EQT Co.                            19,444         364,575
Arden Realty, Inc.                                      10,061         361,995
Health Care REIT, Inc.                                   9,286         349,989
Shurgard Storage Centers,
   Inc. -- Class A                                       7,610         349,756
Realty Income Corp.+                                    13,959         349,533

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

Pennsylvania Real Estate Investment
   Trust+                                                7,104   $     337,440
Essex Property Trust, Inc.                               4,037         335,313
CenterPoint Properties Trust                             7,880         333,324
Capital Automotive REIT+                                 8,722         332,919
First Industrial Realty Trust, Inc.                      8,319         331,928
CarrAmerica Realty Corp.+                                9,053         327,538
Taubman Centers, Inc.                                    9,524         324,673
Annaly Mortgage Management, Inc.+                       18,040         323,457
Heritage Property Investment Trust                       9,158         320,713
Prentiss Properties Trust                                8,707         317,283
Friedman Billings Ramsey Group,
   Inc. -- Class A+                                     22,167         316,988
Healthcare Realty Trust, Inc.                            8,190         316,216
Highwoods Properties, Inc.+                             10,449         310,962
Gables Residential Trust                                 7,163         309,656
Nationwide Health Properties, Inc.                      12,973         306,293
Cousins Properties, Inc.                                10,042         297,042
Home Properties, Inc.+                                   6,896         296,666
Colonial Properties Trust                                6,732         296,208
Brandywine Realty Trust+                                 9,576         293,504
Post Properties, Inc.                                    8,081         291,805
Kilroy Realty Corp.                                      6,143         291,731
Senior Housing Properties Trust                         15,070         284,974
Alexandria Real Estate Equities, Inc.                    3,859         283,444
Lexington Corporate  Properties Trust                   11,629         282,701
Washington Real Estate Investment
   Trust                                                 8,881         277,087
Entertainment Properties Trust                           5,866         269,836
Commercial Net Lease Realty                             12,970         265,496
Glimcher Realty Trust                                    9,380         260,295
Trustreet Properties, Inc.                              15,441         256,475
PS Business Parks, Inc.                                  5,768         256,388
Corporate Office Properties
   Trust SBI/MD                                          8,664         255,155
Mid-America Apartment
   Communities, Inc.                                     5,375         244,133
FelCor Lodging Trust, Inc.*                             16,683         241,570
LaSalle Hotel Properties                                 7,196         236,101
Sovran Self Storage, Inc.                                5,090         231,391
Equity Lifestyle Properties, Inc.+                       5,795         230,409
Tanger Factory Outlet Centers, Inc.                      8,506         229,067
Meristar Hospitality Corp.*                             26,612         228,863
Eastgroup Properties                                     5,430         228,657
Equity Inns, Inc.                                       17,081         227,177
AMLI Residential Properties Trust                        7,000         218,820
CRT Properties, Inc.                                     7,809         213,186
Sun Communities, Inc.                                    5,474         203,578
Saul Centers, Inc.                                       5,498         199,852
National Health Investors, Inc.                          7,082         198,792
Acadia Realty Trust                                     10,620         198,063
Innkeepers USA Trust+                                   13,016         194,459

                                              See Notes to Financial Statements.


120 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
   REAL ESTATE FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

Parkway Properties, Inc./MD                              3,703   $     185,187
Glenborough Realty Trust, Inc.                           8,829         181,789
Ramco-Gershenson Properties                              5,681         166,340
Town & Country Trust+                                    5,780         164,788
Universal Health Realty Income Trust                     4,137         157,661
Bedford Property Investors, Inc.                         6,340         145,947
Correctional Properties Trust                            4,891         138,415
Urstadt Biddle Properties, Inc.                          7,260         125,743
Winston Hotels, Inc.                                    10,601         119,367
Associated Estates Realty Corp.                         10,482          96,749
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $33,167,342)                                               38,794,647
                                                                 -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENTS 0.2%
Repurchase Agreement (Note 5)
  2.85% due 07/01/05                             $      85,624          85,624
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $85,624)                                                       85,624
                                                                 -------------

SECURITIES LENDING COLLATERAL 16.6%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                               6,491,667       6,491,667
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $6,491,667)                                                 6,491,667
                                                                 -------------
TOTAL INVESTMENTS 116.2%
   (Cost $39,744,633)                                            $  45,371,938
                                                                 =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (16.2)%                                        $  (6,320,003)
                                                                 =============
NET ASSETS - 100.0%                                              $  39,051,935

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

REIT - REAL ESTATE INVESTMENT TRUST.

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 121

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   RETAILING FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.6%

Wal-Mart Stores, Inc.                                   54,950   $   2,648,590
Home Depot, Inc.                                        47,070       1,831,023
Federated Department Stores, Inc.+                      13,945       1,021,890
eBay, Inc.*+                                            28,080         926,921
May Department Stores Co.                               22,352         897,656
The Gap, Inc.                                           45,005         888,849
JC Penney Holding Co., Inc.+                            16,184         850,955
Walgreen Co.+                                           18,460         848,975
AutoZone, Inc.*+                                         8,995         831,678
Limited Brands, Inc.+                                   38,799         831,075
Staples, Inc.                                           38,976         830,968
Sherwin-Williams Co.                                    17,540         825,959
Target Corp.                                            14,613         795,093
Genuine Parts Co.                                       19,090         784,408
AutoNation, Inc.*+                                      38,160         783,043
Best Buy Co., Inc.+                                     11,341         777,426
Toys 'R' Us, Inc.*+                                     29,230         774,010
Lowe's Cos., Inc.+                                      13,188         767,805
American Eagle Outfitters, Inc.+                        24,176         740,994
Foot Locker, Inc.                                       25,980         707,176
Sears Holdings Corp.*+                                   4,692         703,190
Costco Wholesale Corp.+                                 14,590         653,924
Aeropostale, Inc.*+                                     18,460         620,256
Nordstrom, Inc.                                          8,670         589,300
Abercrombie & Fitch Co. -- Class A                       8,475         582,232
Dollar Tree Stores, Inc.*                               24,050         577,200
Barnes & Noble, Inc.*                                   14,730         571,524
Payless Shoesource, Inc.*+                              29,500         566,400
InterActiveCorp*+                                       22,490         540,884
Dillard's, Inc. -- Class A                              22,830         534,679
Pacific Sunwear of California, Inc.*+                   22,380         514,516
Jo-Ann Stores, Inc.*                                    18,583         490,405
Advance Auto Parts, Inc.*                                7,550         487,352
CVS Corp.+                                              16,250         472,387
Amazon.com, Inc.*+                                      14,099         466,395
Rent-A-Center, Inc.*                                    19,790         460,909
Too, Inc.*+                                             19,140         447,302
Neiman-Marcus Group, Inc. -- Class A                     4,570         442,924
Aaron Rents, Inc.                                       17,520         436,073
TJX Cos., Inc.+                                         17,225         419,429
Urban Outfitters, Inc.*+                                 6,860         388,893
Michaels Stores, Inc.                                    9,310         385,155
TBC Corp.*                                              13,365         362,592
Regis Corp.                                              8,594         335,854
Kohl's Corp.*                                            5,824         325,620
CSK Auto Corp.*                                         19,484         324,993
Building Material Holding Corp.                          4,678         324,139
Chico's FAS, Inc.*+                                      8,988         308,109
Genesco, Inc.*                                           8,280         307,105
Weight Watchers International, Inc.*+                    5,590         288,500
Stein Mart, Inc.                                        12,000         264,000

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

ShopKo Stores, Inc.*                                    10,800   $     262,548
Children's Place Retail Stores, Inc.*+                   5,350         249,684
Pantry, Inc.*                                            6,190         239,739
Trans World Entertainment Corp.*                        19,597         231,833
Bed Bath & Beyond, Inc.*                                 5,383         224,902
Rite Aid Corp.*                                         50,320         210,338
Electronics Boutique Holdings Corp.*                     3,240         205,708
Finish Line, Inc. -- Class A                            10,690         202,255
Cato Corp. -- Class A                                    9,205         190,083
O'Reilly Automotive, Inc.*                               6,340         188,995
Build-A-Bear Workshop, Inc.*+                            7,750         181,737
Dress Barn, Inc.*                                        7,750         175,382
Select Comfort Corp.*                                    7,574         162,311
Guess ?, Inc.*                                           9,460         156,847
CarMax, Inc.*+                                           5,820         155,103
Hibbett Sporting Goods, Inc.*+                           4,030         152,495
BJ's Wholesale Club, Inc.*+                              4,289         139,350
Burlington Coat Factory
   Warehouse Corp.                                       2,905         123,869
Men's Wearhouse, Inc.*+                                  3,570         122,915
Dollar General Corp.+                                    5,620         114,423
Blair Corp.                                              2,710         107,045
PETCO Animal Supplies, Inc.*+                            3,600         105,552
Shoe Carnival, Inc.*                                     4,790         104,230
Netflix, Inc.*+                                          5,820          95,506
PEP Boys-Manny Moe & Jack                                6,920          93,697
Charming Shoppes, Inc.*+                                 9,910          92,460
Petsmart, Inc.                                           2,590          78,607
Claire's Stores, Inc.                                    3,189          76,695
Circuit City Stores, Inc.                                4,270          73,828
Family Dollar Stores, Inc.                               2,710          70,731
Longs Drug Stores Corp.                                  1,390          59,840
Stamps.com, Inc.*                                        3,150          59,063
Office Depot, Inc.*                                      2,445          55,844
99 Cents Only Stores*                                    4,270          54,272
Hancock Fabrics, Inc./DE                                 7,070          46,945
Insight Enterprises, Inc.*                               1,987          40,098
Zale Corp.*+                                             1,210          38,345
Blockbuster, Inc. -- Class A+                            4,070          37,118
Movie Gallery, Inc.+                                     1,110          29,337
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $33,673,623)                                               38,566,465
                                                                 -------------

                                              See Notes to Financial Statements.


122 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
   RETAILING FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                          FACE           VALUE
                                                        AMOUNT        (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.7%
Repurchase Agreement (Note 5)
  2.85% due 07/01/05                             $     265,219   $     265,219
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $265,219)                                                     265,219
                                                                 -------------

SECURITIES LENDING COLLATERAL  17.6%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                               6,806,174       6,806,174
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $6,806,174)                                                 6,806,174
                                                                 -------------
TOTAL INVESTMENTS 117.9%
   (Cost $40,745,016)                                            $  45,637,858
                                                                 =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (17.9)%                                        $  (6,923,380)
                                                                 =============
NET ASSETS - 100.0%                                              $  38,714,478

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 123

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 100.3%

Microsoft Corp.                                         39,082   $     970,797
Intel Corp.                                             36,874         960,936
International Business Machines Corp.                    9,516         706,087
Hewlett-Packard Co.                                     29,867         702,173
Cisco Systems, Inc.*                                    35,671         681,673
Oracle Corp.*                                           34,678         457,750
Texas Instruments, Inc.                                 15,246         427,955
Dell, Inc.*                                             10,590         418,411
Yahoo!, Inc.*+                                          11,670         404,365
Applied Materials, Inc.+                                23,902         386,734
Xerox Corp.*                                            26,916         371,172
Motorola, Inc.                                          17,232         314,656
Qualcomm, Inc.                                           9,358         308,908
KLA-Tencor Corp.+                                        6,662         291,129
Corning, Inc.*+                                         15,950         265,089
EMC Corp./MA*                                           18,650         255,691
Google, Inc. -- Class A*+                                  850         250,027
Apple Computer, Inc.*                                    6,674         245,670
Computer Sciences Corp.*                                 4,828         210,984
Fiserv, Inc.*+                                           4,080         175,236
Juniper Networks, Inc.*+                                 6,310         158,886
Affiliated Computer Services,
   Inc. -- Class A*+                                     3,050         155,855
Anteon International Corp.*+                             3,240         147,809
Network Appliance, Inc.*+                                5,120         144,742
BMC Software, Inc.*                                      7,970         143,061
Alliance Data Systems Corp.*+                            3,479         141,108
Symantec Corp.*+                                         6,410         139,353
Broadcom Corp. -- Class A*+                              3,858         136,998
Sandisk Corp.*                                           5,660         134,312
DST Systems, Inc.*                                       2,800         131,040
Lam Research Corp.*+                                     4,516         130,693
Citrix Systems, Inc.*                                    5,920         128,227
Arrow Electronics, Inc.*                                 4,660         126,566
Cadence Design Systems, Inc.*                            9,133         124,757
Novellus Systems, Inc.*                                  4,985         123,179
Computer Associates International,
   Inc.+                                                 4,420         121,462
Sabre Holdings Corp.+                                    5,780         115,311
Harris Corp.                                             3,678         114,790
National Semiconductor Corp.                             5,140         113,234
MEMC Electronic Materials, Inc.*                         7,170         113,071
Compuware Corp.*                                        15,650         112,523
Parametric Technology Corp.*                            17,532         111,854
Intuit, Inc.*                                            2,460         110,971
SunGard Data Systems, Inc.*                              3,080         108,324
VeriSign, Inc.*+                                         3,720         106,987
CACI International, Inc. -- Class A*+                    1,670         105,477
Take-Two Interactive Software, Inc.*+                    4,140         105,363
Symbol Technologies, Inc.                               10,230         100,970

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

Avnet, Inc.*+                                            4,480   $     100,934
Varian Semiconductor Equipment
   Associates, Inc.*+                                    2,706         100,122
Micron Technology, Inc.*                                 9,757          99,619
Novell, Inc.*+                                          15,443          95,747
Diebold, Inc.+                                           2,110          95,182
NCR Corp.*                                               2,610          91,663
Autodesk, Inc.                                           2,644          90,874
Electronic Arts, Inc.*+                                  1,560          88,312
Solectron Corp.*                                        23,136          87,685
Microchip Technology, Inc.                               2,946          87,261
Veritas Software Corp.*                                  3,531          86,156
Agilent Technologies, Inc.*                              3,697          85,105
Lexmark International, Inc.*+                            1,300          84,279
Global Payments, Inc.+                                   1,224          82,987
Mercury Interactive Corp.*+                              2,010          77,104
Sun Microsystems, Inc.*                                 19,975          74,507
Adobe Systems, Inc.+                                     2,580          73,840
Sybase, Inc.*                                            3,910          71,748
QLogic Corp.*                                            2,319          71,588
Microsemi Corp.*                                         3,740          70,312
Nvidia Corp.*                                            2,620          70,006
Coherent, Inc.*                                          1,930          69,499
CheckFree Corp.*                                         2,030          69,142
Avaya, Inc.*                                             8,032          66,826
Scientific-Atlanta, Inc.+                                1,910          63,546
BISYS Group, Inc.*                                       4,020          60,059
International Rectifier Corp.*+                          1,250          59,650
McAfee, Inc.*                                            2,246          58,800
Imation Corp.                                            1,500          58,185
BEA Systems, Inc.*                                       6,358          55,823
Hewitt Associates, Inc. -- Class A*                      2,090          55,406
Fair Isaac Corp.+                                        1,500          54,750
Cognizant Technology Solutions
   Corp.*+                                               1,126          53,068
MPS Group, Inc.*                                         5,600          52,752
Western Digital Corp.*                                   3,790          50,862
CommScope, Inc.*+                                        2,720          47,355
Hyperion Solutions Corp.*                                1,138          45,793
Advanced Micro Devices, Inc.*+                           2,521          43,714
Silicon Laboratories, Inc.*                              1,650          43,246
Activision, Inc.*                                        2,543          42,010
Semtech Corp.*                                           2,509          41,775
Anixter International, Inc.*                             1,100          40,887
NAVTEQ Corp.*                                            1,070          39,783
TIBCO Software, Inc.*                                    5,870          38,390
Sanmina-SCI Corp.*                                       7,010          38,345
Wind River Systems, Inc.*                                2,390          37,475
Acxiom Corp.                                             1,790          37,375
3Com Corp.*                                             10,048          36,575
Red Hat, Inc.*                                           2,783          36,457
Cree, Inc.*+                                             1,430          36,422

                                              See Notes to Financial Statements.


124 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
   TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

F5 Networks, Inc.*                                         770   $      36,371
Cymer, Inc.*                                             1,376          36,258
Synopsys, Inc.*+                                         2,170          36,174
Transaction Systems Architects,
   Inc. -- Class A*+                                     1,450          35,714
JDS Uniphase Corp.*+                                    23,270          35,370
Filenet Corp.*                                           1,380          34,693
Keane, Inc.*                                             2,480          33,976
Dionex Corp.*                                              743          32,402
Comverse Technology, Inc.*                               1,370          32,401
j2 Global Communications, Inc.*                            940          32,374
FEI Co.*                                                 1,380          31,478
Serena Software, Inc.*                                   1,630          31,459
Andrew Corp.*+                                           2,460          31,390
Amphenol Corp. -- Class A                                  760          30,529
Mantech International Corp. -- Class A*                    980          30,419
Paxar Corp.*                                             1,650          29,288
Synaptics, Inc.*                                         1,340          28,622
MTS Systems Corp.                                          850          28,543
Cohu, Inc.                                               1,420          28,471
CIENA Corp.*                                            13,520          28,257
Symmetricom, Inc.*                                       2,700          27,999
Electro Scientific Industries, Inc.*                     1,520          27,178
Brooks Automation, Inc.*+                                1,820          27,027
Ditech Communications Corp.*                             4,040          26,220
Paychex, Inc.                                              800          26,032
Catapult Communications Corp.*                           1,520          25,931
Photon Dynamics, Inc.*                                   1,230          25,350
National Instruments Corp.+                              1,190          25,228
Bel Fuse, Inc. -- Class B                                  810          24,754
EPIQ Systems, Inc.*                                      1,480          24,213
Lucent Technologies, Inc.*+                              8,235          23,964
Trimble Navigation Ltd.*+                                  606          23,616
Amkor Technology, Inc.*+                                 5,090          22,905
Digi International, Inc.*                                1,930          22,890
Hutchinson Technology, Inc.*                               580          22,336
Ingram Micro, Inc. -- Class A*                           1,396          21,861
Atmel Corp.*                                             8,960          21,235
Harmonic, Inc.*                                          4,330          20,914
Phoenix Technologies, Ltd.*                              2,650          20,617
Websense, Inc.*                                            423          20,325
Photronics, Inc.*+                                         730          17,038

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

Axcelis Technologies, Inc.*                              2,475   $      16,979
Mettler Toledo International, Inc.*                        340          15,837
Kronos, Inc./MA*                                           370          14,944
Napster, Inc.*+                                          3,510          14,742
Ansys, Inc.*+                                              380          13,494
Zix Corp.*+                                              1,570           4,914
Macromedia, Inc.*                                           90           3,440
Altiris, Inc.*                                             210           3,083
Progress Software Corp.*                                    50           1,508
Radiant Systems, Inc.*                                     120           1,368
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $14,936,377)                                               16,763,498
                                                                 -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENTS  0.6%
Repurchase Agreement (Note 5)
  2.85% due 07/01/05                             $     107,500         107,500
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $107,500)                                                     107,500
                                                                 -------------

SECURITIES LENDING COLLATERAL  12.2%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                               2,032,224       2,032,224
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,032,224)                                                 2,032,224
                                                                 -------------
TOTAL INVESTMENTS 113.1%
   (Cost $17,076,101)                                            $  18,903,222
                                                                 =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (13.1)%                                        $  (2,182,273)
                                                                 =============
NET ASSETS - 100.0%                                              $  16,720,949

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 125

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.7%

Vodafone Group  PLC -- SP ADR                           41,030   $     997,850
Cisco Systems, Inc.*                                    50,230         959,895
Verizon Communications, Inc.+                           27,780         959,799
Telefonaktiebolaget LM Ericsson -- SP
   ADR*+                                                23,665         756,097
Nokia OYJ -- SP ADR+                                    45,210         752,295
Alltel Corp.+                                            9,530         593,529
Motorola, Inc.                                          31,510         575,373
Corning, Inc.*+                                         34,280         569,734
Qualcomm, Inc.                                          16,700         551,267
Sprint Corp.+                                           20,880         523,879
SBC Communications, Inc.+                               20,400         484,500
Juniper Networks, Inc.*+                                16,180         407,412
Scientific-Atlanta, Inc.+                               10,810         359,649
AT&T Corp.+                                             18,691         355,877
BellSouth Corp.+                                        12,960         344,347
Harris Corp.                                            10,080         314,597
Nextel Communications,
   Inc. -- Class A*                                      9,130         294,990
Crown Castle International Corp.*                       14,504         294,721
NII Holdings, Inc. -- Class B*+                          4,450         284,533
Alcatel SA -- SP ADR*+                                  21,240         231,728
CenturyTel, Inc.+                                        6,570         227,519
Lucent Technologies, Inc.*+                             75,895         220,855
Qwest Communications International,
   Inc.*+                                               55,880         207,315
Comverse Technology, Inc.*+                              8,420         199,133
American Tower Corp. -- Class A*+                        8,960         188,339
Nextel Partners, Inc. -- Class A*+                       6,870         172,918
CommScope, Inc.*+                                        9,540         166,091
Spectrasite, Inc.*                                       2,113         157,271
Avaya, Inc.*                                            17,828         148,329
Commonwealth Telephone
   Enterprises, Inc.                                     3,330         139,560
F5 Networks, Inc.*                                       2,560         120,922
U.S. Cellular Corp.*                                     2,280         113,863
Symmetricom, Inc.*                                      10,198         105,753
Plantronics, Inc.+                                       2,780         101,081
Andrew Corp.*+                                           7,897         100,766
Western Wireless Corp.*                                  2,330          98,559
Level 3 Communications, Inc.*+                          47,440          96,303
ADTRAN, Inc.                                             3,710          91,971
CIENA Corp.*                                            43,130          90,142
JDS Uniphase Corp.*+                                    58,950          89,604
3Com Corp.*+                                            24,072          87,622
Digi International, Inc.*                                6,380          75,667
General Communication -- Class A*+                       7,270          71,755
Telephone & Data Systems, Inc.+                          1,730          70,601
Powerwave Technologies, Inc.*+                           5,860          59,889

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

Avocent Corp.*+                                          2,220   $      58,031
Black Box Corp.                                          1,630          57,702
Harmonic, Inc.*                                         10,780          52,067
Utstarcom, Inc.*+                                        6,590          49,359
Belden CDT, Inc.                                         2,057          43,608
Polycom, Inc.*+                                          2,040          30,416
Tollgrade Communications, Inc.*                          3,960          29,700
Brooktrout, Inc.*                                        2,620          29,239
Audiovox Corp. -- Class A*                               1,860          28,830
PC-Tel, Inc.*                                            3,530          27,640
Network Equipment Technologies, Inc.*                    4,050          20,898
Talk America Holdings, Inc.*                             1,610          16,116
Boston Communications Group, Inc.*                       7,810          16,089
Tele Norte Leste Participacoes
   SA -- ADR                                               960          15,984
USA Mobility, Inc.*                                        540          15,854
Deutsche Telekom AG -- SP ADR                              840          15,473
Telefonica SA                                              313          15,296
Centennial Communications Corp.*                         1,080          14,990
Telesystem International Wireless, Inc.*                   940          14,683
Telefonos de Mexico SA de
   CV -- SP ADR                                            760          14,356
Premiere Global Services, Inc.*                          1,270          14,338
Vimpel--Communications -- SP ADR*                          410          13,952
KT Corp. -- SP ADR                                         640          13,760
Broadwing Corp.*                                         2,900          13,398
SBA Communications Corp.*                                  610           8,235
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $11,454,832)                                               14,443,914
                                                                 -------------

                                                          FACE
                                                        AMOUNT
                                                 -------------
REPURCHASE AGREEMENTS  0.3%
Repurchase Agreement (Note 5)
  2.85% due 07/01/05                             $      43,353          43,353
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $43,353)                                                       43,353
                                                                 -------------

SECURITIES LENDING COLLATERAL  30.6%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                               4,422,900       4,422,900
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,422,900)                                                 4,422,900
                                                                 -------------
TOTAL INVESTMENTS 130.6%
   (Cost $15,921,085)                                            $  18,910,167
                                                                 =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (30.6)%                                        $  (4,426,756)
                                                                 =============
NET ASSETS - 100.0%                                              $  14,483,411

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

ADR--AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


126 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   TRANSPORTATION FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.2%

United Parcel Service, Inc. -- Class B+                 23,799   $   1,645,939
FedEx Corp.                                             17,920       1,451,699
Burlington Northern Santa Fe Corp.                      25,380       1,194,890
Norfolk Southern Corp.                                  31,507         975,457
Southwest Airlines Co.+                                 69,553         968,873
CSX Corp.                                               21,545         919,110
Union Pacific Corp.                                     12,684         821,923
Yellow Roadway Corp.*+                                  11,812         600,050
C.H. Robinson Worldwide, Inc.+                          10,229         595,328
CNF, Inc.                                               11,360         510,064
Kirby Corp.*                                            10,411         469,536
Arkansas Best Corp.                                     14,410         458,382
Landstar System, Inc.*                                  12,692         382,283
Alaska Air Group, Inc.*+                                12,842         382,049
J.B. Hunt Transport Services, Inc.+                     19,460         375,578
Expeditors International Washington,
   Inc.+                                                 7,100         353,651
JetBlue Airways Corp.*+                                 16,502         337,301
Ryder System, Inc.                                       8,777         321,238
AMR Corp.*+                                             23,097         279,705
EGL, Inc.*+                                             13,703         278,445
Alexander & Baldwin, Inc.                                5,858         271,518
Swift Transportation Co., Inc.*+                        11,629         270,839
Canadian National Railway Co.                            4,053         233,655
Forward Air Corp.                                        8,119         229,524
Pinnacle Airlines Corp.*+                               25,376         217,980
SkyWest, Inc.                                           11,512         209,288
Delta Air Lines, Inc.*+                                 55,602         209,064
Heartland Express, Inc.                                 10,607         206,094
Kansas City Southern*                                    8,031         162,066
Knight Transportation, Inc.                              5,376         130,798
HUB Group, Inc. -- Class A*                              3,619          90,656
British Airways  PLC -- SP ADR*                          1,777          83,164
Werner Enterprises, Inc.                                 4,020          78,953
ExpressJet Holdings, Inc.*                               6,490          55,230
AirTran Holdings, Inc.*+                                 5,131          47,359
Canadian Pacific Railway Ltd.                            1,199          41,377
CP Ships Ltd.                                            1,686          26,386
Gol Linhas Aereas Inteligentes
   SA -- SP ADR                                            860          25,852
Florida East Coast Industries, Inc.                        517          22,386
Laidlaw International, Inc.*                               860          20,726
Sirva, Inc.*                                             1,662          14,144
America West Holdings
   Corp. -- Class B*                                     2,066          12,396
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $12,961,317)                                               15,980,956
                                                                 -------------

                                                                        MARKET
                                                          FACE           VALUE
                                                        AMOUNT        (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.4%
Repurchase Agreement (Note 5)
  2.85% due 07/01/05                             $      73,214   $      73,214
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $73,214)                                                       73,214
                                                                 -------------

SECURITIES LENDING COLLATERAL 19.4%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                               3,117,585       3,117,585
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $3,117,585)                                                 3,117,585
                                                                 -------------
TOTAL INVESTMENTS 119.0%
   (Cost $16,152,116)                                            $  19,171,755
                                                                 =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (19.0)%                                        $  (3,064,227)
                                                                 =============
NET ASSETS - 100.0%                                              $  16,107,528

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 127

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   UTILITIES FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

COMMON STOCKS 99.3%

American Electric Power Co., Inc.+                      53,058   $   1,956,266
Exelon Corp.+                                           36,664       1,881,963
Duke Energy Corp.+                                      58,187       1,729,900
Dominion Resources, Inc./VA+                            20,514       1,505,523
Southern Co.+                                           40,838       1,415,854
TXU Corp.                                               16,294       1,353,868
Progress Energy, Inc.+                                  29,824       1,349,238
FirstEnergy Corp.+                                      27,211       1,309,121
Entergy Corp.                                           16,924       1,278,608
FPL Group, Inc.+                                        30,174       1,269,118
Public Service Enterprise Group, Inc.                   20,041       1,218,894
Edison International                                    30,035       1,217,919
PG&E Corp.                                              31,023       1,164,603
CenterPoint Energy, Inc.+                               75,947       1,003,260
Ameren Corp.+                                           18,075         999,548
PPL Corp.                                               16,716         992,596
Constellation Energy Group, Inc.                        16,917         975,942
AES Corp.*                                              59,190         969,532
Sempra Energy                                           22,493         929,186
Xcel Energy, Inc.+                                      47,093         919,255
Pepco Holdings, Inc.+                                   35,566         851,450
SCANA Corp.                                             19,130         817,042
KeySpan Corp.+                                          19,989         813,552
Atmos Energy Corp.                                      26,954         776,275
MDU Resources Group, Inc.                               27,232         767,125
NiSource, Inc.                                          30,989         766,358
CMS Energy Corp.*+                                      48,350         728,151
DTE Energy Co.+                                         14,829         693,552
DPL, Inc.+                                              25,111         689,297
WPS Resources Corp.                                     12,175         684,844
Questar Corp.                                           10,389         684,635
Allegheny Energy, Inc.*+                                26,790         675,644
Equitable Resources, Inc.                                9,702         659,736
NSTAR                                                   21,378         659,084
Energen Corp.                                           18,700         655,435
Aqua America, Inc.                                      21,960         653,090
TECO Energy, Inc.+                                      33,777         638,723
Cinergy Corp.                                           14,079         631,021
Energy East Corp.+                                      21,737         629,938
Westar Energy, Inc.                                     26,068         626,414
Nicor, Inc.+                                            14,919         614,215
Southern Union Co.*+                                    24,536         602,347
UGI Corp.                                               21,454         598,567
AGL Resources, Inc.                                     14,971         578,629
Oneok, Inc.+                                            17,582         574,052
Northwest Natural Gas Co.                               14,810         566,334
Consolidated Edison, Inc.+                              10,854         508,401
NRG Energy, Inc.*                                       13,485         507,036
OGE Energy Corp.+                                       16,782         485,671
PNM Resources, Inc.+                                    16,438         473,579

                                                                        MARKET
                                                                         VALUE
                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------

Sierra Pacific Resources*+                              37,165   $     462,704
National Fuel Gas Co.                                   15,570         450,129
New Jersey Resources Corp.                               9,300         448,725
IDACORP, Inc.+                                          14,113         432,281
Calpine Corp.*+                                        123,100         418,540
Reliant Energy, Inc.*+                                  32,395         401,050
Pinnacle West Capital Corp.+                             8,950         397,828
El Paso Electric Co.*                                   18,327         374,787
Dynegy, Inc. -- Class A*+                               71,999         349,915
Cleco Corp.                                             15,695         338,541
Avista Corp.                                            17,697         328,987
Vectren Corp.                                           11,406         327,694
Unisource Energy Corp.                                  10,462         321,707
Duquesne Light Holdings, Inc.+                          17,110         319,615
Hawaiian Electric Industries, Inc.                      11,566         310,084
Black Hills Corp.+                                       8,230         303,276
Allete, Inc.+                                            5,650         281,935
Aquila, Inc.*+                                          76,172         274,981
Southwest Gas Corp.                                     10,560         269,386
Wisconsin Energy Corp.                                   6,840         266,760
Alliant Energy Corp.+                                    9,365         263,625
CH Energy Group, Inc.                                    4,952         240,816
Otter Tail Power Co.                                     8,503         232,387
UIL Holding Corp.                                        3,231         173,860
Great Plains Energy, Inc.+                               4,252         135,596
EnergySouth, Inc.                                        4,738         131,290
Laclede Group, Inc.                                      3,972         126,151
Green Mountain Power Corp.                               3,612         107,782
American States Water Co.                                2,230          65,495
South Jersey Industries, Inc.                              680          41,562
Connecticut Water Service, Inc.                          1,472          36,785
California Water Service Group                             210           7,883
                                                                 -------------
TOTAL COMMON STOCKS
   (Cost $47,142,719)                                               53,692,548
                                                                 -------------

                                              See Notes to Financial Statements.


128 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
   UTILITIES FUND
--------------------------------------------------------------------------------

                                                                        MARKET
                                                          FACE           VALUE
                                                        AMOUNT        (NOTE 1)
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.6%
Repurchase Agreement (Note 5)
  2.85% due 07/01/05                             $     311,767   $     311,767
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $311,767)                                                     311,767
                                                                 -------------
SECURITIES LENDING COLLATERAL 23.1%
Investment in Securities Lending Short Term
    Investment Portfolio Held by
    U.S. Bank (Note 8)                              12,507,102      12,507,102
                                                                 -------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $12,507,102)                                               12,507,102
                                                                 -------------
TOTAL INVESTMENTS 123.0%
   (Cost $59,961,588)                                            $  66,511,417
                                                                 =============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (23.0)%                                        $ (12,426,621)
                                                                 =============
NET ASSETS - 100.0%                                              $  54,084,796

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      8.

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 129

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       NOVA              URSA               OTC            ARKTOS
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $  140,866,154    $   32,968,088    $  112,499,878    $   32,391,610
Segregated Cash with Broker                                       5,733,000         1,811,250           720,000           555,000
Receivable for Equity Index Swap Settlement (Note 1)                     --                --                --           638,947
Receivable for Futures Contracts Settlement (Note 1)                     --           227,125                --            33,647
Receivable for Securities Sold (Note 1)                                  --                --                --                --
Receivable for Shares Purchased                                     735,974           598,657           327,037         2,352,189
Investment Income Receivable (Note 1)                                98,987             2,160             1,801             2,191
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                147,434,115        35,607,280       113,548,716        35,973,584
=================================================================================================================================

LIABILITIES
Short Sale at Market Value                                               --                --                --                --
Payable to cover Short Sale                                              --                --                --                --
Payable for Equity Index Swap Settlement (Note 1)                        --                --                --                --
Payable for Futures Contracts Settlement (Note 1)                   718,900                --            43,057                --
Payable upon Return of Securities Loaned (Note 8)                13,482,745                --        18,457,213                --
Payable for Securities Purchased (Note 1)                                --                --                --                --
Liability for Shares Redeemed                                       132,812         1,523,066         1,606,936           196,774
Investment Advisory Fee Payable (Note 3)                             73,552            23,983            66,288            21,191
Transfer Agent and Administrative Fee Payable (Note 3)               24,517             6,662            22,096             5,887
Distribution and Service Fee Payable (Note 3)                        24,517             6,662            22,096             5,887
Portfolio Accounting Fee Payable (Note 3)                             9,807             2,665             8,839             2,355
Custody Fees Payable                                                  2,354               639             2,122               565
Interest Payable                                                         --                --                --                --
Other Liabilities                                                    21,279             8,664            24,195             8,786
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                            14,490,483         1,572,341        20,252,842           241,445
=================================================================================================================================
NET ASSETS                                                   $  132,943,632    $   34,034,939    $   93,295,874    $   35,732,139
=================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $  236,919,321    $   59,055,019    $  475,102,268    $   41,994,225
Undistributed Net Investment Income (Loss)                          643,108           183,222          (429,287)          164,562
Accumulated Net Realized Gain (Loss) on Investments,
    Options, Equity Index Swaps, and Futures Contracts         (111,505,055)      (25,466,020)     (410,581,796)       (7,129,249)
Net Unrealized Appreciation (Depreciation) on Investments,
    Options, Equity Index Swaps, and Futures Contracts            6,886,258           262,718        29,204,689           702,601
=================================================================================================================================
NET ASSETS                                                   $  132,943,632    $   34,034,939    $   93,295,874    $   35,732,139
=================================================================================================================================
SHARES OUTSTANDING                                               16,530,445         6,400,550         7,038,048         1,538,945
NET ASSET VALUES                                             $         8.04    $         5.32    $        13.26    $        23.22

*     THE COST OF SECURITIES AT VALUE IS $132,881,371, $32,968,088, $83,159,092,
      $32,391,610, $24,263,077, $29,645,397, $68,421,858, $2,648,397,
      $63,003,251, $8,649,900, $64,603,337 AND $71,316,629, RESPECTIVELY.

                                              See Notes to Financial Statements.


130 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                                   June 30, 2005
--------------------------------------------------------------------------------

                                                                                                                          INVERSE
                                                                  TITAN 500      VELOCITY 100            MEDIUS           MID-CAP
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $   26,250,401    $   33,175,447    $   70,935,717    $    2,648,397
Segregated Cash with Broker                                       1,436,417           810,000           769,500            32,400
Receivable for Equity Index Swap Settlement (Note 1)                     --                --           560,053                --
Receivable for Futures Contracts Settlement (Note 1)                     --                --                --             2,520
Receivable for Securities Sold (Note 1)                                  --                --                --                --
Receivable for Shares Purchased                                     890,923           255,049                --                50
Investment Income Receivable (Note 1)                                22,509             1,365            23,436                92
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 28,600,250        34,241,861        72,288,706         2,683,459
=================================================================================================================================

LIABILITIES
Short Sale at Market Value                                               --                --                --                --
Payable to cover Short Sale                                              --                --                --                --
Payable for Equity Index Swap Settlement (Note 1)                        --           594,041                --            50,075
Payable for Futures Contracts Settlement (Note 1)                   180,120            48,559            59,850                --
Payable upon Return of Securities Loaned (Note 8)                 3,128,556         4,070,625         7,519,722                --
Payable for Securities Purchased (Note 1)                           993,189                --                --                --
Liability for Shares Redeemed                                        72,462           169,927         1,912,952            17,663
Investment Advisory Fee Payable (Note 3)                             18,638            28,033            34,073             2,028
Transfer Agent and Administrative Fee Payable (Note 3)                5,177             7,787             9,465               563
Distribution and Service Fee Payable (Note 3)                         5,177             7,787             9,465               563
Portfolio Accounting Fee Payable (Note 3)                             2,071             3,115             3,786               225
Custody Fees Payable                                                    497             1,349               908                54
Interest Payable                                                         --                --                --                --
Other Liabilities                                                     6,369             8,035             9,220               624
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                             4,412,256         4,939,258         9,559,441            71,795
=================================================================================================================================
NET ASSETS                                                   $   24,187,994    $   29,302,603    $   62,729,265    $    2,611,664
=================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $   24,425,622    $   36,025,674    $   57,492,926    $    3,171,313
Undistributed Net Investment Income (Loss)                           90,635          (111,381)            9,164            14,441
Accumulated Net Realized Gain (Loss) on Investments,
    Options, Equity Index Swaps, and Futures Contracts           (2,040,401)       (9,425,852)        2,541,727          (576,439)
Net Unrealized Appreciation (Depreciation) on Investments,
    Options, Equity Index Swaps, and Futures Contracts            1,712,138         2,814,162         2,685,448             2,349
=================================================================================================================================
NET ASSETS                                                   $   24,187,994    $   29,302,603    $   62,729,265    $    2,611,664
=================================================================================================================================
SHARES OUTSTANDING                                                1,276,623         1,539,758         2,280,256            61,130
NET ASSET VALUES                                             $        18.95    $        19.03    $        27.51    $        42.72

                                                                                      INVERSE              U.S.
                                                                     MEKROS         SMALL-CAP        GOVERNMENT              JUNO
                                                                       FUND              FUND         BOND FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $   65,310,530    $    8,649,900    $   67,800,785    $   71,313,448
Segregated Cash with Broker                                         648,000           135,000           768,200           179,651
Receivable for Equity Index Swap Settlement (Note 1)                493,057                --                --                --
Receivable for Futures Contracts Settlement (Note 1)                     --            17,750           605,375                --
Receivable for Securities Sold (Note 1)                          12,850,039                --         2,007,167                --
Receivable for Shares Purchased                                       1,503             7,240            82,547             1,793
Investment Income Receivable (Note 1)                                23,552               452           496,423             3,481
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 79,326,681         8,810,342        71,760,497        71,498,373
=================================================================================================================================

LIABILITIES
Short Sale at Market Value                                               --                --                --        28,388,234
Payable to cover Short Sale                                              --                --                --         1,019,369
Payable for Equity Index Swap Settlement (Note 1)                        --           248,318                --                --
Payable for Futures Contracts Settlement (Note 1)                    84,612                --                --           142,281
Payable upon Return of Securities Loaned (Note 8)                 4,811,514                --                --                --
Payable for Securities Purchased (Note 1)                        13,075,955                --                --                --
Liability for Shares Redeemed                                     1,118,465         1,000,740         2,044,613           175,644
Investment Advisory Fee Payable (Note 3)                             29,295             6,109            23,593            31,230
Transfer Agent and Administrative Fee Payable (Note 3)                8,138             1,697             9,437             8,675
Distribution and Service Fee Payable (Note 3)                         8,138             1,697            11,797             8,675
Portfolio Accounting Fee Payable (Note 3)                             3,255               679             4,719             3,470
Custody Fees Payable                                                    789               163             1,878               833
Interest Payable                                                         --                --                --           500,998
Other Liabilities                                                     9,631             3,053            13,983            10,730
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                            19,149,792         1,262,456         2,110,020        30,290,139
=================================================================================================================================
NET ASSETS                                                   $   60,176,889    $    7,547,886    $   69,650,477    $   41,208,234
=================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $   63,214,212    $   10,789,459    $   68,597,249    $   52,429,451
Undistributed Net Investment Income (Loss)                        1,361,507            80,300                --          (240,680)
Accumulated Net Realized Gain (Loss) on Investments,
    Options, Equity Index Swaps, and Futures Contracts           (7,319,253)       (3,229,719)       (2,644,443)       (9,775,975)
Net Unrealized Appreciation (Depreciation) on Investments,
    Options, Equity Index Swaps, and Futures Contracts            2,920,423           (92,154)        3,697,671        (1,204,562)
=================================================================================================================================
NET ASSETS                                                   $   60,176,889    $    7,547,886    $   69,650,477    $   41,208,234
=================================================================================================================================
SHARES OUTSTANDING                                                1,837,497           173,612         5,251,560         2,080,153
NET ASSET VALUES                                             $        32.75    $        43.48    $        13.26    $        19.81


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 131

--------------------------------------------------------------------------------

                                                                                                           LONG           INVERSE
                                                                  LARGE-CAP         LARGE-CAP           DYNAMIC           DYNAMIC
                                                                     EUROPE             JAPAN            DOW 30            DOW 30
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $   19,277,765    $    4,631,604    $   11,367,350    $    7,701,933
Segregated Cash with Broker                                              --           152,250           130,650           173,550
Receivable for Equity Index Swap Settlement (Note 1)                 91,239            83,934                --           287,169
Receivable for Futures Contracts Settlement (Note 1)                     --                --                --            40,739
Receivable for Securities Sold (Note 1)                                  --                --                --                --
Receivable for Shares Purchased                                     144,253                --         4,182,782            32,968
Investment Income Receivable (Note 1)                                31,261               250             7,468               376
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 19,544,518         4,868,038        15,688,250         8,236,735
=================================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                        --                --           157,314                --
Payable for Futures Contracts Settlement (Note 1)                        --            12,950            30,485                --
Payable upon Return of Securities Loaned (Note 8)                        --                --           373,693                --
Payable for Securities Purchased (Note 1)                                --                --         3,483,093                --
Liability for Shares Redeemed                                        31,168           206,924                --         2,721,234
Investment Advisory Fee Payable (Note 3)                             16,671             5,774             5,730             6,021
Transfer Agent and Administrative Fee Payable (Note 3)                4,631             1,604             1,592             1,672
Distribution and Service Fee Payable (Note 3)                         4,631             1,604             1,592             1,672
Portfolio Accounting Fee Payable (Note 3)                             1,852               642               637               669
Custody Fees Payable                                                    445               154               152               161
Cash Payable to Custodian Bank                                           --                --                --                --
Other Liabilities                                                     5,831             2,383             1,545             1,176
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                65,229           232,035         4,055,833         2,732,605
=================================================================================================================================
NET ASSETS                                                   $   19,479,289    $    4,636,003    $   11,632,417    $    5,504,130
=================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $   20,353,814    $    6,021,500    $   11,822,709    $    5,330,574
Undistributed Net Investment Income (Loss)                          268,836            52,094            32,224            25,151
Accumulated Net Realized Gain (Loss) on Investments, Equity
    Index Swaps, and Futures Contracts                           (1,259,738)       (1,418,934)         (377,611)         (136,212)
Net Unrealized Appreciation (Depreciation) on Investments,
    Equity Index Swaps, and Futures Contracts                       116,377           (18,657)          155,095           284,617
=================================================================================================================================
NET ASSETS                                                   $   19,479,289    $    4,636,003    $   11,632,417    $    5,504,130
=================================================================================================================================
SHARES OUTSTANDING                                                  888,108           193,142           502,948           116,517
NET ASSET VALUES                                             $        21.93    $        24.00    $        23.13    $        47.24

*     THE COST OF SECURITIES AT VALUE IS $19,192,189, $4,631,604, $11,081,739,
      $7,701,933, $22,258,431, $50,522,034, $14,073,092, $14,786,068,
      $21,750,161, $12,214,009, $31,901,593 AND $216,844,905, RESPECTIVELY.

                                              See Notes to Financial Statements.


132 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                                   June 30, 2005
--------------------------------------------------------------------------------

                                                                  SMALL-CAP           MID-CAP         LARGE-CAP         SMALL-CAP
                                                                      VALUE             VALUE             VALUE            GROWTH
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $   23,652,524    $   53,243,906    $   15,539,256    $   16,487,119
Segregated Cash with Broker                                              --                --                --                --
Receivable for Equity Index Swap Settlement (Note 1)                     --                --                --                --
Receivable for Futures Contracts Settlement (Note 1)                     --                --                --                --
Receivable for Securities Sold (Note 1)                                  --                --                --           863,481
Receivable for Shares Purchased                                   5,138,488        11,132,729           653,638            67,618
Investment Income Receivable (Note 1)                                11,844            29,876            13,822             8,236
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 28,802,856        64,406,511        16,206,716        17,426,454
=================================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                        --                --                --                --
Payable for Futures Contracts Settlement (Note 1)                        --                --                --                --
Payable upon Return of Securities Loaned (Note 8)                 1,237,401         4,815,897         2,107,661         2,130,432
Payable for Securities Purchased (Note 1)                         3,258,354         5,262,460           465,467                --
Liability for Shares Redeemed                                         1,915         5,785,673           127,657           894,442
Investment Advisory Fee Payable (Note 3)                              8,705            26,699             8,727             7,903
Transfer Agent and Administrative Fee Payable (Note 3)                2,902             8,900             2,909             2,634
Distribution and Service Fee Payable (Note 3)                         2,902             8,900             2,909             2,634
Portfolio Accounting Fee Payable (Note 3)                             1,161             3,560             1,164             1,054
Custody Fees Payable                                                    278               854               279               260
Cash Payable to Custodian Bank                                           --                --                --                --
Other Liabilities                                                     3,165             6,797             2,860             3,060
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                             4,516,783        15,919,740         2,719,633         3,042,419
=================================================================================================================================
NET ASSETS                                                   $   24,286,073    $   48,486,771    $   13,487,083    $   14,384,035
=================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $   22,147,028    $   47,220,119    $   12,783,743    $   12,430,797
Undistributed Net Investment Income (Loss)                          (15,311)           74,446            53,581           (52,613)
Accumulated Net Realized Gain (Loss) on Investments, Equity
    Index Swaps, and Futures Contracts                              760,263        (1,529,666)         (816,405)          304,800
Net Unrealized Appreciation (Depreciation) on Investments,
    Equity Index Swaps, and Futures Contracts                     1,394,093         2,721,872         1,466,164         1,701,051
=================================================================================================================================
NET ASSETS                                                   $   24,286,073    $   48,486,771    $   13,487,083    $   14,384,035
=================================================================================================================================
SHARES OUTSTANDING                                                  838,208         1,737,716           491,318           498,530
NET ASSET VALUES                                             $        28.97    $        27.90    $        27.45    $        28.85

                                                                                                                             U.S.
                                                                    MID-CAP         LARGE-CAP            SECTOR        GOVERNMENT
                                                                     GROWTH            GROWTH          ROTATION             MONEY
                                                                       FUND              FUND              FUND       MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $   23,108,490    $   12,748,337    $   35,699,494    $  216,844,905
Segregated Cash with Broker                                              --                --                --                --
Receivable for Equity Index Swap Settlement (Note 1)                     --                --                --                --
Receivable for Futures Contracts Settlement (Note 1)                     --                --                --                --
Receivable for Securities Sold (Note 1)                             116,622         3,007,960                --                --
Receivable for Shares Purchased                                      46,576           181,643            45,126           618,586
Investment Income Receivable (Note 1)                                 7,623            22,449            48,923             2,192
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 23,279,311        15,960,389        35,793,543       217,465,683
=================================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                        --                --                --                --
Payable for Futures Contracts Settlement (Note 1)                        --                --                --                --
Payable upon Return of Securities Loaned (Note 8)                 3,319,558         1,292,155         6,331,785                --
Payable for Securities Purchased (Note 1)                                --                --                --                --
Liability for Shares Redeemed                                       158,672         4,997,010            35,074        17,963,854
Investment Advisory Fee Payable (Note 3)                             11,246             9,695            21,698            97,310
Transfer Agent and Administrative Fee Payable (Note 3)                3,749             3,232             6,027            38,924
Distribution and Service Fee Payable (Note 3)                         3,749             3,232             6,027            48,655
Portfolio Accounting Fee Payable (Note 3)                             1,499             1,293             2,411            19,434
Custody Fees Payable                                                    370               310               579             4,671
Cash Payable to Custodian Bank                                           --                --             8,129                --
Other Liabilities                                                     2,835             2,102             5,715            70,350
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                             3,501,678         6,309,029         6,417,445        18,243,198
=================================================================================================================================
NET ASSETS                                                   $   19,777,633    $    9,651,360    $   29,376,098    $  199,222,485
=================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $   20,522,343    $    9,838,400    $   25,788,345    $  199,216,538
Undistributed Net Investment Income (Loss)                          (42,639)           11,959            27,041             7,493
Accumulated Net Realized Gain (Loss) on Investments, Equity
    Index Swaps, and Futures Contracts                           (2,060,400)         (733,327)         (237,189)           (1,546)
Net Unrealized Appreciation (Depreciation) on Investments,
    Equity Index Swaps, and Futures Contracts                     1,358,329           534,328         3,797,901                --
=================================================================================================================================
NET ASSETS                                                   $   19,777,633    $    9,651,360    $   29,376,098    $  199,222,485
=================================================================================================================================
SHARES OUTSTANDING                                                  712,159           385,969         2,564,991       199,236,146
NET ASSET VALUES                                             $        27.77    $        25.01    $        11.45    $         1.00


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 133

--------------------------------------------------------------------------------

                                                                                        BASIC              BIO-          CONSUMER
                                                                    BANKING         MATERIALS        TECHNOLOGY          PRODUCTS
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $   19,838,369    $   34,662,892    $    9,255,786    $   39,827,184
Receivable for Securities Sold (Note 1)                             160,281                --                --                --
Receivable for Shares Purchased                                      20,471             2,580           127,762            36,648
Investment Income Receivable (Note 1)                                32,260            50,200               496            71,336
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 20,051,381        34,715,672         9,384,044        39,935,168
=================================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)                 2,027,818         4,239,189         1,557,613         5,451,821
Payable for Securities Purchased (Note 1)                                --                --           107,061                --
Liability for Shares Redeemed                                       174,931            53,986            20,401           120,603
Investment Advisory Fee Payable (Note 3)                             12,422            23,854             5,121            25,293
Transfer Agent Fee Payable (Note 3)                                   3,653             7,016             1,506             7,439
Distribution and Service Fee Payable (Note 3)                         3,653             7,016             1,506             7,439
Portfolio Accounting Fee Payable (Note 3)                             1,461             2,806               602             2,976
Custody Fees Payable                                                    456               723               154               714
Other Liabilities                                                     4,587             9,544             2,149             8,633
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                             2,228,981         4,344,134         1,696,113         5,624,918
=================================================================================================================================
NET ASSETS                                                   $   17,822,400    $   30,371,538    $    7,687,931    $   34,310,250
=================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $   15,824,532    $   26,161,637    $   12,290,567    $   33,984,643
Undistributed Net Investment Income (Loss)                          338,672           191,726           (43,038)          178,959
Accumulated Net Realized Gain (Loss) on Investments                 308,267         1,019,268        (5,888,126)       (2,447,828)
Net Unrealized Appreciation (Depreciation) on Investments         1,350,929         2,998,907         1,328,528         2,594,476
=================================================================================================================================
NET ASSETS                                                   $   17,822,400    $   30,371,538    $    7,687,931    $   34,310,250
=================================================================================================================================
SHARES OUTSTANDING                                                  515,024         1,003,833           424,855         1,047,124
NET ASSET VALUES                                             $        34.60    $        30.26    $        18.10    $        32.77

*     THE COST OF SECURITIES AT VALUE IS $18,487,440, $31,663,985, $7,927,258,
      $37,232,708, $5,858,970, $80,895,781, $59,564,884, $35,600,111
      $56,897,736, $3,673,956, $40,057,198 AND $24,996,163, RESPECTIVELY.

                                              See Notes to Financial Statements.


134 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                                   June 30, 2005
--------------------------------------------------------------------------------

                                                                                                         ENERGY         FINANCIAL
                                                                ELECTRONICS            ENERGY          SERVICES          SERVICES
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $    6,750,394    $  101,283,278    $   71,345,128    $   37,100,112
Receivable for Securities Sold (Note 1)                              86,993                --         3,873,129                --
Receivable for Shares Purchased                                      37,407           402,289           114,824            20,649
Investment Income Receivable (Note 1)                                   621            62,216            17,211            56,862
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                  6,875,415       101,747,783        75,350,292        37,177,623
=================================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)                   302,089        17,475,095        18,435,732         4,225,213
Payable for Securities Purchased (Note 1)                                --                --                --                --
Liability for Shares Redeemed                                       122,425            44,680         3,996,718             7,140
Investment Advisory Fee Payable (Note 3)                              5,766            59,811            37,122            22,653
Transfer Agent Fee Payable (Note 3)                                   1,696            17,592            10,918             6,663
Distribution and Service Fee Payable (Note 3)                         1,696            17,592            10,918             6,663
Portfolio Accounting Fee Payable (Note 3)                               678             7,037             4,367             2,665
Custody Fees Payable                                                    163             1,772             1,158               639
Other Liabilities                                                     1,681            17,136             9,811             6,818
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                               436,194        17,640,715        22,506,744         4,278,454
=================================================================================================================================
NET ASSETS                                                   $    6,439,221    $   84,107,068    $   52,843,548    $   32,899,169
=================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $   10,284,974    $   57,710,587    $   45,948,735    $   30,762,249
Undistributed Net Investment Income (Loss)                          (37,006)          114,842          (244,700)          392,552
Accumulated Net Realized Gain (Loss) on Investments              (4,700,171)        5,894,142        (4,640,731)          244,367
Net Unrealized Appreciation (Depreciation) on Investments           891,424        20,387,497        11,780,244         1,500,001
=================================================================================================================================
NET ASSETS                                                   $    6,439,221    $   84,107,068    $   52,843,548    $   32,899,169
=================================================================================================================================
SHARES OUTSTANDING                                                  515,883         2,344,273         2,140,431         1,111,069
NET ASSET VALUES                                             $        12.48    $        35.88    $        24.69    $        29.61

                                                                     HEALTH                                              PRECIOUS
                                                                       CARE          INTERNET           LEISURE            METALS
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $   62,853,422    $    5,130,852    $   42,168,825    $   30,906,643
Receivable for Securities Sold (Note 1)                                  --                --                --                --
Receivable for Shares Purchased                                      77,579            10,916            17,454           470,921
Investment Income Receivable (Note 1)                                42,041               111             6,075                11
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 62,973,042         5,141,879        42,192,354        31,377,575
=================================================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)                10,347,303           585,443         7,100,004         7,712,141
Payable for Securities Purchased (Note 1)                                --                --                --           466,440
Liability for Shares Redeemed                                       149,607            26,184           102,401               270
Investment Advisory Fee Payable (Note 3)                             38,087             6,360            26,374            13,092
Transfer Agent Fee Payable (Note 3)                                  11,202             1,870             7,757             4,364
Distribution and Service Fee Payable (Note 3)                        11,202             1,870             7,757             4,364
Portfolio Accounting Fee Payable (Note 3)                             4,481               748             3,103             1,746
Custody Fees Payable                                                  1,075               180               744               451
Other Liabilities                                                    10,393             2,672             8,027             5,191
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                            10,573,350           625,327         7,256,167         8,208,059
=================================================================================================================================
NET ASSETS                                                   $   52,399,692    $    4,516,552    $   34,936,187    $   23,169,516
=================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $   51,730,583    $    5,819,982    $   30,727,039    $   31,090,781
Undistributed Net Investment Income (Loss)                          (85,115)          (82,803)         (184,435)            2,801
Accumulated Net Realized Gain (Loss) on Investments              (5,201,462)       (2,677,523)        2,281,956       (13,834,546)
Net Unrealized Appreciation (Depreciation) on Investments         5,955,686         1,456,896         2,111,627         5,910,480
=================================================================================================================================
NET ASSETS                                                   $   52,399,692    $    4,516,552    $   34,936,187    $   23,169,516
=================================================================================================================================
SHARES OUTSTANDING                                                1,988,097           305,263         1,433,439         2,966,973
NET ASSET VALUES                                             $        26.36    $        14.80    $        24.37    $         7.81


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 135

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                       REAL                                              TELECOM-
                                                                     ESTATE         RETAILING        TECHNOLOGY       MUNICATIONS
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $   45,371,938    $   45,637,858    $   18,903,222    $   18,910,167
Cash in Custodian Bank                                                   --                --                --               910
Receivable for Securities Sold (Note 1)                           3,025,022           458,452                --                --
Receivable for Shares Purchased                                      10,313                --                18             8,597
Investment Income Receivable (Note 1)                               173,578            15,772             3,410            21,703
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 48,580,851        46,112,082        18,906,650        18,941,377
=================================================================================================================================

LIABILITIES
Payable upon Return of  Securities Loaned (Note 8)                6,491,667         6,806,174         2,032,224         4,422,900
Liability for Shares Redeemed                                     2,986,209           536,855           126,898            12,011
Investment Advisory Fee Payable (Note 3)                             25,732            27,783            13,318            11,100
Transfer Agent and Administrative Fee Payable (Note 3)                7,568             8,171             3,917             3,265
Distribution and Service Fee Payable (Note 3)                         7,568             8,171             3,917             3,265
Portfolio Accounting Fee Payable (Note 3)                             3,027             3,269             1,567             1,306
Custody Fees Payable                                                    728               784               376               319
Other Liabilities                                                     6,417             6,397             3,484             3,800
---------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                             9,528,916         7,397,604         2,185,701         4,457,966
=================================================================================================================================
NET ASSETS                                                   $   39,051,935    $   38,714,478    $   16,720,949    $   14,483,411
=================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $   34,810,489    $   34,872,120    $   18,418,448    $   12,460,032
Undistributed Net Investment Income (Loss)                          730,387          (107,280)          (78,455)           76,947
Accumulated Net Realized Loss on Investments                     (2,116,246)         (943,204)       (3,446,165)       (1,042,650)
Net Unrealized Appreciation (Depreciation) on Investments         5,627,305         4,892,842         1,827,121         2,989,082
=================================================================================================================================
NET ASSETS                                                   $   39,051,935    $   38,714,478    $   16,720,949    $   14,483,411
=================================================================================================================================
SHARES OUTSTANDING                                                  981,783         1,373,599         1,305,343           742,821
NET ASSET VALUES                                             $        39.78    $        28.18    $        12.81    $        19.50

*     THE COST OF SECURITIES AT VALUE IS $39,744,633, $40,745,016, $17,076,101,
      $15,921,085, $16,152,116 AND $59,961,588, RESPECTIVELY.

                                              See Notes to Financial Statements.


136 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                                   June 30, 2005
--------------------------------------------------------------------------------

                                                             TRANSPORTATION         UTILITIES
                                                                       FUND              FUND
---------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 5 and 8)                   $   19,171,755    $   66,511,417
Cash in Custodian Bank                                                   --                --
Receivable for Securities Sold (Note 1)                                  --                --
Receivable for Shares Purchased                                      69,275           317,452
Investment Income Receivable (Note 1)                                14,375           101,746
---------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 19,255,405        66,930,615
=============================================================================================

LIABILITIES
Payable upon Return of  Securities Loaned (Note 8)                3,117,585        12,507,102
Liability for Shares Redeemed                                         3,399           269,088
Investment Advisory Fee Payable (Note 3)                             12,313            35,078
Transfer Agent and Administrative Fee Payable (Note 3)                3,622            10,317
Distribution and Service Fee Payable (Note 3)                         3,622            10,317
Portfolio Accounting Fee Payable (Note 3)                             1,449             4,127
Custody Fees Payable                                                    379             1,007
Other Liabilities                                                     5,508             8,783
---------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                             3,147,877        12,845,819
=============================================================================================
NET ASSETS                                                   $   16,107,528    $   54,084,796
=============================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                              $   14,675,695    $   48,171,954
Undistributed Net Investment Income (Loss)                          (99,810)          714,090
Accumulated Net Realized Loss on Investments                     (1,487,996)       (1,351,077)
Net Unrealized Appreciation (Depreciation) on Investments         3,019,639         6,549,829
=============================================================================================
NET ASSETS                                                   $   16,107,528    $   54,084,796
=============================================================================================
SHARES OUTSTANDING                                                  579,626         2,771,950
NET ASSET VALUES                                             $        27.79    $        19.51


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 137

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       NOVA              URSA               OTC            ARKTOS
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $      268,119    $      462,014    $      112,263    $      426,329
Interest from Securities Lending, net (Note 8)                        4,163                --            18,227                --
Dividends, Net of Foreign Tax Withheld* (Note 1)                    758,849                --           171,747                --
Other Income                                                             --                --               254                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                  1,031,131           462,014           302,491           426,329
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                   388,282           156,770           378,603           147,462
Transfer Agent and Administrative Fees (Note 3)                     129,427            43,547           126,201            40,962
Portfolio Accounting Fees (Note 3)                                   51,771            17,419            50,481            16,384
Interest Expense                                                         --                --                --                --
Trustees' Fees**                                                      1,588             1,145             2,944             1,303
Service Fees (Note 3)                                               129,427            43,547           126,201            40,962
Custody Fees                                                         12,329             4,457            12,486             3,719
Miscellaneous                                                        37,205            11,907            34,862            10,975
---------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                  750,029           278,792           731,778           261,767
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        281,102           183,222          (429,287)          164,562
=================================================================================================================================

REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                               678,461                --         6,356,579                --
Equity Index Swaps                                                       --                --                --           472,824
Futures Contracts                                                 1,038,786          (147,735)          152,574           725,305
Securities Sold Short                                                    --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                                1,717,247          (147,735)        6,509,153         1,198,129
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                            (2,158,140)               --       (17,705,959)               --
Equity Index Swaps                                                       --                --                --           547,176
Futures Contracts                                                (2,188,815)          669,767          (305,287)          153,512
Securities Sold Short                                                    --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)             (4,346,955)          669,767       (18,011,246)          700,688
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   (2,629,708)          522,032       (11,502,093)        1,898,817
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $   (2,348,606)   $      705,254    $  (11,931,380)   $    2,063,379
=================================================================================================================================

 *    NET OF FOREIGN TAX WITHHELD OF $0, $0, $1,125, $0, $0, $439, $0, $0, $36,
      $0, $0, AND $0, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.

                                              See Notes to Financial Statements.


138 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                      Period Ended June 30, 2005
--------------------------------------------------------------------------------

                                                                                                                          INVERSE
                                                                  TITAN 500      VELOCITY 100            MEDIUS           MID-CAP
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $       99,853    $      106,208    $      131,083    $       35,262
Interest from Securities Lending, net (Note 8)                          826             4,011             1,539                --
Dividends, Net of Foreign Tax Withheld* (Note 1)                    174,207            51,292           224,440                --
Other Income                                                            266                --               146                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                    275,152           161,511           357,208            35,262
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                   117,683           153,203           194,841            11,727
Transfer Agent and Administrative Fees (Note 3)                      32,690            42,557            54,123             3,257
Portfolio Accounting Fees (Note 3)                                   13,076            17,023            21,649             1,303
Interest Expense                                                         --                --                --                --
Trustees' Fees**                                                        804               917               888                53
Service Fees (Note 3)                                                32,690            42,557            54,123             3,257
Custody Fees                                                          3,301             4,798             7,082               298
Miscellaneous                                                         8,994            11,837            15,338               926
---------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                  209,238           272,892           348,044            20,821
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                         65,914          (111,381)            9,164            14,441
=================================================================================================================================

REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                              (823,526)       (2,051,217)        1,612,908                --
Equity Index Swaps                                                       --        (3,448,420)        1,296,991          (149,864)
Futures Contracts                                                  (942,504)         (829,090)          377,132           (59,002)
Securities Sold Short                                                    --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                               (1,766,030)       (6,328,727)        3,287,031          (208,866)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                               174,801        (1,016,920)          417,941                --
Equity Index Swaps                                                       --          (745,001)         (653,176)           26,680
Futures Contracts                                                  (788,267)         (237,788)         (274,915)           15,982
Securities Sold Short                                                    --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)               (613,466)       (1,999,709)         (510,150)           42,662
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   (2,379,496)       (8,328,436)        2,776,881          (166,204)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $   (2,313,582)   $   (8,439,817)   $    2,786,045    $     (151,763)
=================================================================================================================================

                                                                                      INVERSE              U.S.
                                                                     MEKROS         SMALL-CAP        GOVERNMENT              JUNO
                                                                       FUND              FUND         BOND FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $      128,395    $      203,883    $    1,119,858    $    1,012,508
Interest from Securities Lending, net (Note 8)                       10,782                --                --                --
Dividends, Net of Foreign Tax Withheld* (Note 1)                    138,128                --                --                --
Other Income                                                             --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                    277,305           203,883         1,119,858         1,012,508
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                   161,125            69,613           124,244           210,475
Transfer Agent and Administrative Fees (Note 3)                      44,757            19,337            49,698            58,465
Portfolio Accounting Fees (Note 3)                                   17,903             7,735            24,849            23,386
Interest Expense                                                         --                --                --           879,604
Trustees' Fees**                                                      1,465               408             1,737             1,378
Service Fees (Note 3)                                                44,757            19,337            62,122            58,465
Custody Fees                                                          6,149             1,762             6,983             5,272
Miscellaneous                                                        11,935             5,391            17,116            16,143
---------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                  288,091           123,583           286,749         1,253,188
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        (10,786)           80,300           833,109          (240,680)
=================================================================================================================================

REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                              (190,413)               --         2,105,821            (5,639)
Equity Index Swaps                                               (1,234,557)         (619,844)               --                --
Futures Contracts                                                (1,191,991)          (62,950)        1,711,206          (873,356)
Securities Sold Short                                                    --                --                --        (2,299,830)
---------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                               (2,616,961)         (682,794)        3,817,027        (3,178,825)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                            (2,270,566)               --         1,955,039            (2,187)
Equity Index Swaps                                                 (905,373)           89,564                --                --
Futures Contracts                                                (1,185,337)          (78,235)           16,167          (422,231)
Securities Sold Short                                                    --                --                --        (1,341,410)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)             (4,361,276)           11,329         1,971,206        (1,765,828)
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   (6,978,237)         (671,465)        5,788,233        (4,944,653)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $   (6,989,023)   $     (591,165)   $    6,621,342    $   (5,185,333)
=================================================================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 139

--------------------------------------------------------------------------------

                                                                                                           LONG           INVERSE
                                                                  LARGE-CAP         LARGE-CAP           DYNAMIC           DYNAMIC
                                                                     EUROPE             JAPAN            DOW 30            DOW 30
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $      363,246    $      134,545    $       32,911    $       61,634
Interest from Securities Lending, net (Note 8)                           --                --               445                --
Dividends, Net of Foreign Tax Withheld* (Note 1)                     64,686                --            58,535                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                    427,932           134,545            91,891            61,634
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                   137,869            46,415            33,792            20,549
Transfer Agent and Administrative Fees (Note 3)                      38,297            12,893             9,387             5,708
Portfolio Accounting Fees (Note 3)                                   15,319             5,157             3,755             2,283
Trustees' Fees**                                                        628               373               117                76
Service Fees (Note 3)                                                38,297            12,893             9,387             5,708
Custody Fees                                                          3,553             1,231             1,112               524
Miscellaneous                                                        10,847             3,489             2,696             1,635
---------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                  244,810            82,451            60,246            36,483
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        183,122            52,094            31,645            25,151
=================================================================================================================================

REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                              (135,096)               --          (337,219)               --
Equity Index Swaps                                               (1,229,613)         (805,870)         (160,334)           70,094
Futures Contracts                                                        --          (322,204)         (263,590)          (63,658)
---------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                               (1,364,709)       (1,128,074)         (761,143)            6,436
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                85,576                --           (17,487)               --
Equity Index Swaps                                                 (958,207)         (823,066)         (123,104)          229,324
Futures Contracts                                                        --           (54,948)          (70,326)          174,524
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)               (872,631)         (878,014)         (210,917)          403,848
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   (2,237,340)       (2,006,088)         (972,060)          410,284
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $   (2,054,218)   $   (1,953,994)   $     (940,415)   $      435,435
=================================================================================================================================

 *    NET OF FOREIGN TAX WITHHELD OF $9,991, $0, $0, $0, $0, $0, $0, $0, $0, $0,
      $9,713 AND $0, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.

                                              See Notes to Financial Statements.


140 |  THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                      Period Ended June 30, 2005
--------------------------------------------------------------------------------

                                                                  SMALL-CAP           MID-CAP         LARGE-CAP         SMALL-CAP
                                                                      VALUE             VALUE             VALUE            GROWTH
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $        1,148    $        2,033    $          854    $        1,199
Interest from Securities Lending, net (Note 8)                        1,258             1,654             1,763             2,646
Dividends, Net of Foreign Tax Withheld* (Note 1)                    111,758           294,659           155,379            71,026
---------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                    114,164           298,346           157,996            74,871
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                    67,106           115,971            55,300            66,054
Transfer Agent and Administrative Fees (Note 3)                      22,369            38,657            18,433            22,018
Portfolio Accounting Fees (Note 3)                                    8,948            15,463             7,373             8,807
Trustees' Fees**                                                        383               435               229               359
Service Fees (Note 3)                                                22,369            38,657            18,433            22,018
Custody Fees                                                          1,987             3,560             1,760             1,993
Miscellaneous                                                         6,313            11,157             5,298             6,235
---------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                  129,475           223,900           106,826           127,484
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        (15,311)           74,446            51,170           (52,613)
=================================================================================================================================

REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                             1,449,302          (588,164)         (579,830)        1,213,741
Equity Index Swaps                                                       --                --                --                --
Futures Contracts                                                        --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                                1,449,302          (588,164)         (579,830)        1,213,741
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                            (2,924,781)        1,260,649           245,055        (1,515,937)
Equity Index Swaps                                                       --                --                --                --
Futures Contracts                                                        --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)             (2,924,781)        1,260,649           245,055        (1,515,937)
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   (1,475,479)          672,485          (334,775)         (302,196)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $   (1,490,790)   $      746,931    $     (283,605)   $     (354,809)
=================================================================================================================================

                                                                                                                             U.S.
                                                                    MID-CAP         LARGE-CAP            SECTOR        GOVERNMENT
                                                                     GROWTH            GROWTH          ROTATION             MONEY
                                                                       FUND              FUND              FUND       MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $          945    $          669    $        6,191    $    3,392,341
Interest from Securities Lending, net (Note 8)                          763               236             2,862                --
Dividends, Net of Foreign Tax Withheld* (Note 1)                     56,240            68,956           223,835                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                     57,948            69,861           232,888         3,392,341
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                    52,079            32,378           115,789           631,802
Transfer Agent and Administrative Fees (Note 3)                      17,360            10,793            32,164           252,721
Portfolio Accounting Fees (Note 3)                                    6,944             4,317            12,865           124,068
Trustees' Fees**                                                        208               127               551            10,036
Service Fees (Note 3)                                                17,360            10,793            32,164           315,901
Custody Fees                                                          1,641             1,002             3,224            28,753
Miscellaneous                                                         4,995             3,106             9,090            84,662
---------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                  100,587            62,516           205,847         1,447,943
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        (42,639)            7,345            27,041         1,944,398
=================================================================================================================================

REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                              (674,480)         (183,089)          717,608                --
Equity Index Swaps                                                       --                --                --                --
Futures Contracts                                                        --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                                 (674,480)         (183,089)          717,608                --
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                               (56,847)         (492,503)         (170,905)               --
Equity Index Swaps                                                       --                --                --                --
Futures Contracts                                                        --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                (56,847)         (492,503)         (170,905)               --
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                     (731,327)         (675,592)          546,703                --
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $     (773,966)   $     (668,247)   $      573,744    $    1,944,398
=================================================================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 141

--------------------------------------------------------------------------------

                                                                                        BASIC              BIO-          CONSUMER
                                                                    BANKING         MATERIALS        TECHNOLOGY          PRODUCTS
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $        1,150    $        2,841    $          504    $        2,202
Interest from Securities Lending, net (Note 8)                          756             5,137               779             1,399
Dividends, Net of Foreign Tax Withheld* (Note 1)                    270,675           452,883               722           370,019
---------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                    272,581           460,861             2,005           373,620
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                    78,086           200,443            24,727           161,080
Transfer Agent and Administrative Fees (Note 3)                      22,967            58,954             7,273            47,376
Portfolio Accounting Fees (Note 3)                                    9,187            23,581             2,909            18,951
Trustees' Fees**                                                        598             1,114               357               935
Service Fees (Note 3)                                                22,967            58,954             7,273            47,376
Custody Fees                                                          2,537             5,469               682             4,374
Miscellaneous                                                         6,283            16,557             1,822            13,270
---------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                  142,625           365,072            45,043           293,362
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        129,956            95,789           (43,038)           80,258
=================================================================================================================================

REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                            (1,075,438)       (1,134,155)          (95,924)         (246,567)
---------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                               (1,075,438)       (1,134,155)          (95,924)         (246,567)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                              (101,992)       (3,271,180)         (328,691)         (321,728)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)               (101,992)       (3,271,180)         (328,691)         (321,728)
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   (1,177,430)       (4,405,335)         (424,615)         (568,295)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $   (1,047,474)   $   (4,309,546)   $     (467,653)   $     (488,037)
=================================================================================================================================

 *    NET OF FOREIGN TAX WITHHELD OF $4,421, $3,894, $0, $0, $56, $37,876, $0,
      $3,020, $1,315, $0, $0 AND $9,552, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.

                                              See Notes to Financial Statements.


142 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                      Period Ended June 30, 2005
--------------------------------------------------------------------------------

                                                                                                         ENERGY         FINANCIAL
                                                                ELECTRONICS            ENERGY          SERVICES          SERVICES
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $          273    $        4,801    $        3,152    $        1,814
Interest from Securities Lending, net (Note 8)                          234            33,549             2,749             5,343
Dividends, Net of Foreign Tax Withheld* (Note 1)                      9,878           663,369           103,605           400,913
---------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                     10,385           701,719           109,506           408,070
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                    25,622           331,340           194,431           133,215
Transfer Agent and Administrative Fees (Note 3)                       7,536            97,453            57,185            39,181
Portfolio Accounting Fees (Note 3)                                    3,014            38,981            22,874            15,673
Trustees' Fees**                                                        241             1,617               805               783
Service Fees (Note 3)                                                 7,536            97,453            57,185            39,181
Custody Fees                                                          1,424             9,074             5,382             3,797
Miscellaneous                                                         2,018            27,600            16,344            10,958
---------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                   47,391           603,518           354,206           242,788
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        (37,006)           98,201          (244,700)          165,282
=================================================================================================================================

REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                              (920,783)        2,539,185        (1,644,573)         (953,617)
---------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                                 (920,783)        2,539,185        (1,644,573)         (953,617)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                              (123,885)       10,957,883         6,770,218          (642,896)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)               (123,885)       10,957,883         6,770,218          (642,896)
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   (1,044,668)       13,497,068         5,125,645        (1,596,513)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $   (1,081,674)   $   13,595,269    $    4,880,945    $   (1,431,231)
=================================================================================================================================

                                                                     HEALTH                                              PRECIOUS
                                                                       CARE          INTERNET           LEISURE            METALS
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $        2,314    $          976    $        2,670    $        1,716
Interest from Securities Lending, net (Note 8)                        2,052             8,910            27,798            21,944
Dividends, Net of Foreign Tax Withheld* (Note 1)                    209,565             5,389            97,957           153,469
---------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                    213,931            15,275           128,425           177,129
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                   164,209            53,900           171,779            90,297
Transfer Agent and Administrative Fees (Note 3)                      48,297            15,853            50,523            30,099
Portfolio Accounting Fees (Note 3)                                   19,319             6,341            20,209            12,040
Trustees' Fees**                                                        887               458               790               638
Service Fees (Note 3)                                                48,297            15,853            50,523            30,099
Custody Fees                                                          4,444             1,386             4,680             2,776
Miscellaneous                                                        13,593             4,287            14,356             8,379
---------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                  299,046            98,078           312,860           174,328
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        (85,115)          (82,803)         (184,435)            2,801
=================================================================================================================================

REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                               514,664         1,139,174         1,548,587        (3,687,957)
---------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                                  514,664         1,139,174         1,548,587        (3,687,957)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                             1,453,850        (6,050,931)       (3,475,306)         (251,990)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)              1,453,850        (6,050,931)       (3,475,306)         (251,990)
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                    1,968,514        (4,911,757)       (1,926,719)       (3,939,947)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $    1,883,399    $   (4,994,560)   $   (2,111,154)   $   (3,937,146)
=================================================================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 143

STATEMENTS OF OPERATIONS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                       REAL                                              TELECOM-
                                                                     ESTATE         RETAILING        TECHNOLOGY       MUNICATIONS
                                                                       FUND              FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $        1,279    $        1,990    $          949    $          913
Interest from Securities Lending, net (Note 8)                        5,872             4,861               526             4,577
Dividends, Net of Foreign Tax Withheld* (Note 1)                    439,833            80,721            23,414           204,570
---------------------------------------------------------------------------------------------------------------------------------
    Total Income                                                    446,984            87,572            24,889           210,060
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                   111,402           107,008            56,759            73,113
Transfer Agent and Administrative Fees (Note 3)                      32,765            31,473            16,694            21,504
Portfolio Accounting Fees (Note 3)                                   13,106            12,589             6,678             8,601
Trustees' Fees**                                                        590               564               375               453
Service Fees (Note 3)                                                32,765            31,473            16,694            21,504
Custody Fees                                                          2,984             2,875             1,517             1,950
Miscellaneous                                                         9,232             8,870             4,627             5,988
---------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                  202,844           194,852           103,344           133,113
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        244,140          (107,280)          (78,455)           76,947
=================================================================================================================================

REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                               211,650           689,366           (55,130)          373,237
---------------------------------------------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                                  211,650           689,366           (55,130)          373,237
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                               575,561         1,063,138          (863,129)       (1,870,238)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                575,561         1,063,138          (863,129)       (1,870,238)
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                      787,211         1,752,504          (918,259)       (1,497,001)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $    1,031,351    $    1,645,224    $     (996,714)   $   (1,420,054)
=================================================================================================================================

 *    NET OF FOREIGN TAX WITHHELD OF $0, $0, $0, $5,419, $953, AND $0,
      RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.

                                              See Notes to Financial Statements.


144 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                      Period Ended June 30, 2005
--------------------------------------------------------------------------------

                                                             TRANSPORTATION         UTILITIES
                                                                       FUND              FUND
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                            $        2,028    $        1,574
Interest from Securities Lending, net (Note 8)                       24,754             4,168
Dividends, Net of Foreign Tax Withheld* (Note 1)                    116,813           694,731
---------------------------------------------------------------------------------------------
    Total Income                                                    143,595           700,473
---------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 3)                                   133,611           164,293
Transfer Agent and Administrative Fees (Note 3)                      39,297            48,322
Portfolio Accounting Fees (Note 3)                                   15,719            19,329
Trustees' Fees**                                                        694               599
Service Fees (Note 3)                                                39,297            48,322
Custody Fees                                                          3,705             4,958
Miscellaneous                                                        11,082            13,889
---------------------------------------------------------------------------------------------
    Total Expenses                                                  243,405           299,712
---------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        (99,810)          400,761
=============================================================================================

REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                               243,861           (83,973)
---------------------------------------------------------------------------------------------
    Total Net Realized Gain (Loss)                                  243,861           (83,973)
---------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                            (5,483,211)        4,283,172
---------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)             (5,483,211)        4,283,172
---------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                   (5,239,350)        4,199,199
---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS        $   (5,339,160)   $    4,599,960
=============================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 145

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         NOVA FUND                          URSA FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     PERIOD              YEAR            PERIOD              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                                   JUNE 30,      DECEMBER 31,          JUNE 30,      DECEMBER 31,
                                                                      2005+              2004             2005+              2004
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $      281,102    $      362,006    $      183,222    $     (130,845)
Net Realized Gain (Loss) on Investments                           1,717,247         8,220,111          (147,735)      (10,748,044)
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                               (4,346,955)        3,128,188           669,767           (29,346)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations            (2,348,606)       11,710,305           705,254       (10,908,235)
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --           (40,441)               --                --
Realized Gain on Investment                                              --                --                --                --
Return of Capital                                                        --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                                  --           (40,441)               --                --
=================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  288,618,974       677,100,271       157,382,814       468,800,872
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                                --            40,441                --                --
COST OF SHARES REDEEMED                                        (283,526,766)     (640,426,112)     (143,128,753)     (456,638,548)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                       5,092,208        36,714,600        14,254,061        12,162,324
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                             2,743,602        48,384,464        14,959,315         1,254,089
NET ASSETS--BEGINNING OF PERIOD                                 130,200,030        81,815,566        19,075,624        17,821,535
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $  132,943,632    $  130,200,030    $   34,034,939    $   19,075,624
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                   $      643,108    $      362,006    $      183,222    $           --
=================================================================================================================================

                                                                         OTC FUND
---------------------------------------------------------------------------------------------
                                                                     PERIOD              YEAR
                                                                      ENDED             ENDED
                                                                   JUNE 30,      DECEMBER 31,
                                                                      2005+              2004
---------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $     (429,287)   $     (226,946)
Net Realized Gain (Loss) on Investments                           6,509,153         6,075,248
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                              (18,011,246)        2,159,542
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations           (11,931,380)        8,007,844
---------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --                --
Realized Gain on Investment                                              --                --
Return of Capital                                                        --                --
---------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                                  --                --
=============================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  197,152,883       839,741,462
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                                --                --
COST OF SHARES REDEEMED                                        (283,401,950)     (784,108,500)
=============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                     (86,249,067)       55,632,962
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           (98,180,447)       63,640,806
NET ASSETS--BEGINNING OF PERIOD                                 191,476,321       127,835,515
---------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $   93,295,874    $  191,476,321
=============================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                   $     (429,287)   $           --
=============================================================================================

 +    UNAUDITED

++ VALUES HAVE BEEN RESTATED TO REFLECT RECLASSIFICATION FROM VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT TO PROCEEDS FROM SHARES PURCHASED. THIS RECLASSIFICATION HAD NO EFFECT ON NET DECREASE IN NET ASSETS FROM SHARE TRANSACTIONS.

                                              See Notes to Financial Statements.


146 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                                       ARKTOS FUND                        TITAN 500 FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     PERIOD              YEAR            PERIOD              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                                   JUNE 30,      DECEMBER 31,          JUNE 30,      DECEMBER 31,
                                                                      2005+              2004             2005+              2004
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $      164,562    $     (154,079)   $       65,914    $       24,721
Net Realized Gain (Loss) on Investments                           1,198,129       (14,449,007)       (1,766,030)        1,966,051
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                  700,688         1,366,638          (613,466)          103,201
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations             2,063,379       (13,236,448)       (2,313,582)        2,093,973
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --                --                --                --
Realized Gain on Investment                                              --                --                --        (3,242,906)
Return of Capital                                                        --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                                  --                --                --        (3,242,906)
=================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  222,734,210     1,086,893,530       118,057,303       324,034,914++
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                                --                --                --         3,242,906++
COST OF SHARES REDEEMED                                        (212,993,147)   (1,084,292,470)     (120,608,381)     (327,504,490)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                       9,741,063         2,601,060        (2,551,078)         (226,670)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                            11,804,442       (10,635,388)       (4,864,660)       (1,375,603)
NET ASSETS--BEGINNING OF PERIOD                                  23,927,697        34,563,085        29,052,654        30,428,257
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $   35,732,139    $   23,927,697    $   24,187,994    $   29,052,654
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                   $      164,562    $           --    $       90,635    $       24,721
=================================================================================================================================

                                                                    VELOCITY 100 FUND                      MEDIUS FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     PERIOD              YEAR            PERIOD              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                                   JUNE 30,      DECEMBER 31,          JUNE 30,      DECEMBER 31,
                                                                      2005+              2004             2005+              2004
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $     (111,381)   $      (90,044)   $        9,164    $     (101,397)
Net Realized Gain (Loss) on Investments                          (6,328,727)       (1,679,334)        3,287,031         1,083,497
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                               (1,999,709)          902,463          (510,150)        1,521,709
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations            (8,439,817)         (866,915)        2,786,045         2,503,809
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --        (1,275,643)               --                --
Realized Gain on Investment                                              --           (75,105)               --        (1,999,114)
Return of Capital                                                        --          (411,759)               --                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                                  --        (1,762,507)               --        (1,999,114)
=================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  148,716,773       502,274,497       258,888,631       304,396,862
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                                --         1,762,507                --         1,999,114
COST OF SHARES REDEEMED                                        (168,573,155)     (484,440,775)     (233,106,954)     (291,283,425)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                     (19,856,382)       19,596,229        25,781,677        15,112,551
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           (28,296,199)       16,966,807        28,567,722        15,617,246
NET ASSETS--BEGINNING OF PERIOD                                  57,598,802        40,631,995        34,161,543        18,544,297
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $   29,302,603    $   57,598,802    $   62,729,265    $   34,161,543
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                   $     (111,381)   $           --    $        9,164    $           --
=================================================================================================================================


                              THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT  | 147

--------------------------------------------------------------------------------

                                                                         INVERSE
                                                                       MID-CAP FUND                        MEKROS FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                    PERIOD             PERIOD           PERIOD              YEAR
                                                                     ENDED              ENDED            ENDED             ENDED
                                                                  JUNE 30,       DECEMBER 31,         JUNE 30,      DECEMBER 31,
                                                                     2005+              2004*            2005+              2004
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $       14,441    $       (2,285)   $      (10,786)   $     (197,859)
Net Realized Gain (Loss) on Investments                            (208,866)         (367,573)       (2,616,961)         (888,965)
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                   42,662           (40,313)       (4,361,276)        3,839,510
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations              (151,763)         (410,171)       (6,989,023)        2,752,686
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --                --                --                --
Realized Gain on Investment                                              --                --                --        (2,733,522)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                                  --                --                --        (2,733,522)
=================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                   18,825,900        25,668,229       249,287,758       976,494,702
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                                --                --                --         2,733,522
COST OF SHARES REDEEMED                                         (17,381,320)      (23,939,211)     (294,770,642)     (989,593,393)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                       1,444,580         1,729,018       (45,482,884)      (10,365,169)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                             1,292,817         1,318,847       (52,471,907)      (10,346,005)
NET ASSETS--BEGINNING OF PERIOD                                   1,318,847                --       112,648,796       122,994,801
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $    2,611,664    $    1,318,847    $   60,176,889    $  112,648,796
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                   $       14,441    $           --    $    1,361,507    $    1,372,293
=================================================================================================================================

                                                                         INVERSE
                                                                      SMALL-CAP FUND
---------------------------------------------------------------------------------------------
                                                                     PERIOD            PERIOD
                                                                      ENDED             ENDED
                                                                   JUNE 30,      DECEMBER 31,
                                                                      2005+             2004*
---------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $       80,300    $      (30,312)
Net Realized Gain (Loss) on Investments                            (682,794)       (2,546,925)
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                   11,329          (103,483)
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations              (591,165)       (2,680,720)
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --                --
Realized Gain on Investment                                              --                --
---------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                                  --                --
=============================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  122,257,438       160,480,852
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                                --                --
COST OF SHARES REDEEMED                                        (118,462,183)     (153,456,336)
=============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                       3,795,255         7,024,516
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                             3,204,090         4,343,796
NET ASSETS--BEGINNING OF PERIOD                                   4,343,796                --
---------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $    7,547,886    $    4,343,796
=============================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                   $       80,300    $           --
=============================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004.

+     UNAUDITED

                                              See Notes to Financial Statements.


148 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                                     U.S. GOVERNMENT
                                                                        BOND FUND                           JUNO FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     PERIOD              YEAR            PERIOD              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                                   JUNE 30,      DECEMBER 31,          JUNE 30,      DECEMBER 31,
                                                                      2005+              2004             2005+              2004
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $      833,109    $    1,854,888    $     (240,680)   $   (1,440,384)
Net Realized Gain (Loss) on Investments                           3,817,027        (3,325,624)       (3,178,825)       (6,676,389)
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                1,971,206           814,711        (1,765,828)          640,505
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations             6,621,342          (656,025)       (5,185,333)       (7,476,268)
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                              (833,109)       (1,854,888)               --                --
Realized Gain on Investment                                              --        (2,222,111)               --          (493,610)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                            (833,109)       (4,076,999)               --          (493,610)
=================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  261,815,286       538,567,559       145,007,716       340,781,200
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                           833,109         4,076,908                --           493,610
COST OF SHARES REDEEMED                                        (247,495,243)     (554,560,732)     (139,711,945)     (314,561,977)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                      15,153,152       (11,916,265)        5,295,771        26,712,833
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                            20,941,385       (16,649,289)          110,438        18,742,955
NET ASSETS--BEGINNING OF PERIOD                                  48,709,092        65,358,381        41,097,796        22,354,841
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $   69,650,477    $   48,709,092    $   41,208,234    $   41,097,796
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                   $           --    $           --    $     (240,680)   $           --
=================================================================================================================================

                                                                        LARGE-CAP                           LARGE-CAP
                                                                       EUROPE FUND                          JAPAN FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     PERIOD              YEAR            PERIOD              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                                   JUNE 30,      DECEMBER 31,          JUNE 30,      DECEMBER 31,
                                                                      2005+              2004             2005+              2004
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $      183,122    $      (64,263)   $       52,094    $      (92,520)
Net Realized Gain (Loss) on Investments                          (1,364,709)        6,057,473        (1,128,074)       (6,780,607)
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                 (872,631)         (474,828)         (878,014)          369,019
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations            (2,054,218)        5,518,382        (1,953,994)       (6,504,108)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --        (6,158,766)               --                --
Realized Gain on Investment                                              --          (146,665)               --                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                                  --        (6,305,431)               --                --
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                   66,511,404       233,795,199        68,348,912       274,604,719
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                                --         6,305,431                --                --
COST OF SHARES REDEEMED                                         (99,972,146)     (222,761,894)      (75,987,006)     (265,414,004)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                     (33,460,742)       17,338,736        (7,638,094)        9,190,715
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           (35,514,960)       16,551,687        (9,592,088)        2,686,607
NET ASSETS--BEGINNING OF PERIOD                                  54,994,249        38,442,562        14,228,091        11,541,484
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $   19,479,289    $   54,994,249    $    4,636,003    $   14,228,091
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                   $      268,836    $       85,714    $       52,094    $           --
=================================================================================================================================


                              THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT  | 149

--------------------------------------------------------------------------------

                                                                       LONG DYNAMIC                      INVERSE DYNAMIC
                                                                       DOW 30 FUND                         DOW 30 FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     PERIOD            PERIOD            PERIOD            PERIOD
                                                                      ENDED             ENDED             ENDED             ENDED
                                                                   JUNE 30,      DECEMBER 31,          JUNE 30,      DECEMBER 31,
                                                                      2005+             2004*             2005+             2004*
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $       31,645    $       23,922    $       25,151    $       (1,756)
Net Realized Gain (Loss) on Investments                            (761,143)          833,452             6,436          (389,886)
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                 (210,917)          366,012           403,848          (119,231)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations              (940,415)        1,223,386           435,435          (510,873)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --          (428,282)               --                --
Realized Gain on Investment                                              --           (44,981)               --           (75,845)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                                  --          (473,263)               --           (75,845)
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                   81,615,889       104,259,013        23,879,835        28,429,636
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                                --           473,263                --            75,845
COST OF SHARES REDEEMED                                         (79,462,400)      (95,063,056)      (21,995,438)      (24,734,465)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                       2,153,489         9,669,220         1,884,397         3,771,016
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                             1,213,074        10,419,343         2,319,832         3,184,298
NET ASSETS--BEGINNING OF PERIOD                                  10,419,343                --         3,184,298                --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $   11,632,417    $   10,419,343    $    5,504,130    $    3,184,298
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                   $       32,224    $          579    $       25,151    $           --
=================================================================================================================================

                                                                        SMALL-CAP
                                                                        VALUE FUND
---------------------------------------------------------------------------------------------
                                                                     PERIOD            PERIOD
                                                                      ENDED             ENDED
                                                                   JUNE 30,      DECEMBER 31,
                                                                      2005+             2004*
---------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $      (15,311)   $       12,108
Net Realized Gain (Loss) on Investments                           1,449,302           642,562
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                               (2,924,781)        4,318,874
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations            (1,490,790)        4,973,544
---------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --           (22,072)
Realized Gain on Investment                                              --        (1,321,637)
---------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                                  --        (1,343,709)
=============================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                   97,018,937       166,808,498
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                                --         1,343,709
COST OF SHARES REDEEMED                                        (118,515,590)     (124,508,526)
=============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                     (21,496,653)       43,643,681
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           (22,987,443)       47,273,516
NET ASSETS--BEGINNING OF PERIOD                                  47,273,516                --
---------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $   24,286,073    $   47,273,516
=============================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                   $      (15,311)   $           --
=============================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004.

+     UNAUDITED

                                              See Notes to Financial Statements.


150 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                                         MID-CAP                            LARGE-CAP
                                                                        VALUE FUND                          VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     PERIOD            PERIOD            PERIOD            PERIOD
                                                                      ENDED             ENDED             ENDED             ENDED
                                                                   JUNE 30,      DECEMBER 31,          JUNE 30,      DECEMBER 31,
                                                                      2005+             2004*             2005+             2004*
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $       74,446    $          597    $       51,170    $       45,658
Net Realized Gain (Loss) on Investments                            (588,164)           89,114          (579,830)         (113,593)
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                1,260,649         1,461,223           245,055         1,221,109
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations               746,931         1,550,934          (283,605)        1,153,174
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --            (2,716)               --           (43,247)
Realized Gain on Investment                                              --        (1,028,497)               --          (122,982)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                                  --        (1,031,213)               --          (166,229)
=================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  208,190,708       145,080,951        49,875,933       112,952,676
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                                --         1,031,213                --           166,229
COST OF SHARES REDEEMED                                        (179,929,420)     (127,153,333)      (47,249,124)     (102,961,971)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                      28,261,288        18,958,831         2,626,809        10,156,934
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                            29,008,219        19,478,552         2,343,204        11,143,879
NET ASSETS--BEGINNING OF PERIOD                                  19,478,552                --        11,143,879                --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $   48,486,771    $   19,478,552    $   13,487,083    $   11,143,879
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                   $       74,446    $           --    $       53,581    $        2,411
=================================================================================================================================

                                                                        SMALL-CAP                            MID-CAP
                                                                       GROWTH FUND                         GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     PERIOD            PERIOD            PERIOD            PERIOD
                                                                      ENDED             ENDED             ENDED             ENDED
                                                                   JUNE 30,      DECEMBER 31,          JUNE 30,      DECEMBER 31,
                                                                      2005+             2004*             2005+             2004*
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $      (52,613)   $     (116,105)   $      (42,639)   $      (43,395)
Net Realized Gain (Loss) on Investments                           1,213,741          (404,399)         (674,480)       (1,385,920)
Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                               (1,515,937)        3,216,988           (56,847)        1,415,176
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations              (354,809)        2,696,484          (773,966)          (14,139)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --                --                --                --
Realized Gain on Investment                                              --          (388,437)               --                --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions to Shareholders                                  --          (388,437)               --                --
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                   64,192,552       206,473,307        75,495,985       112,362,627
VALUE OF SHARES PURCHASED THROUGH
    DIVIDEND REINVESTMENT                                                --           388,437                --                --
COST OF SHARES REDEEMED                                         (79,723,074)     (178,900,425)      (75,646,418)      (91,646,456)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
    FROM SHARE TRANSACTIONS                                     (15,530,522)       27,961,319          (150,433)       20,716,171
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           (15,885,331)       30,269,366          (924,399)       20,702,032
NET ASSETS--BEGINNING OF PERIOD                                  30,269,366                --        20,702,032                --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $   14,384,035    $   30,269,366    $   19,777,633    $   20,702,032
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                   $      (52,613)   $           --    $      (42,639)   $           --
=================================================================================================================================


                              THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT  | 151

--------------------------------------------------------------------------------

                                                                        LARGE-CAP                        SECTOR ROTATION
                                                                       GROWTH FUND                             FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     PERIOD            PERIOD            PERIOD              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                                   JUNE 30,      DECEMBER 31,          JUNE 30,      DECEMBER 31,
                                                                      2005+             2004*             2005+              2004
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $        7,345    $      111,669    $       27,041    $     (119,761)
Net Realized Gain (Loss) on Investments                            (183,089)         (424,470)          717,608           456,383
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                                   (492,503)        1,026,831          (170,905)        1,404,987
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations              (668,247)          714,030           573,744         1,741,609
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --          (107,055)               --                --
Realized Gain on Investment                                              --          (125,768)               --                --
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                                    --          (232,823)               --                --
=================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                   49,547,504       110,437,239        17,785,801        46,275,706
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                                  --           232,823                --                --
COST OF SHARES REDEEMED                                         (59,239,621)      (91,139,545)      (16,730,889)      (40,863,604)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                        (9,692,117)       19,530,517         1,054,912         5,412,102
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           (10,360,364)       20,011,724         1,628,656         7,153,711
NET ASSETS--BEGINNING OF PERIOD                                  20,011,724                --        27,747,442        20,593,731
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $    9,651,360    $   20,011,724    $   29,376,098    $   27,747,442
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                   $       11,959    $        4,614    $       27,041    $           --
=================================================================================================================================

                                                                     U.S. GOVERNMENT
                                                                    MONEY MARKET FUND
---------------------------------------------------------------------------------------------
                                                                     PERIOD              YEAR
                                                                      ENDED             ENDED
                                                                   JUNE 30,      DECEMBER 31,
                                                                      2005+              2004
---------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $    1,944,398    $      599,121
Net Realized Gain (Loss) on Investments                                  --                --
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                                         --                --
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations             1,944,398           599,121
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                            (1,944,398)         (599,121)
Realized Gain on Investment                                              --                --
---------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                            (1,944,398)         (599,121)
=============================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  635,210,310     1,972,975,149
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                           1,944,398           599,121
COST OF SHARES REDEEMED                                        (605,610,220)   (2,038,389,174)
=============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                        31,544,488       (64,814,904)
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                            31,544,488       (64,814,904)
NET ASSETS--BEGINNING OF PERIOD                                 167,677,997       232,492,901
---------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $  199,222,485    $  167,677,997
=============================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                   $        7,493    $        7,493
=============================================================================================

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004.

+     UNAUDITED

                                              See Notes to Financial Statements.


152 |  THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                                                                              BASIC
                                                                       BANKING FUND                       MATERIALS FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     PERIOD              YEAR            PERIOD              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                                   JUNE 30,      DECEMBER 31,          JUNE 30,      DECEMBER 31,
                                                                      2005+              2004             2005+              2004
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $      129,956    $      208,716    $       95,789    $       95,937
Net Realized Gain (Loss) on Investments                          (1,075,438)        1,845,200        (1,134,155)        2,971,342
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                                   (101,992)          313,551        (3,271,180)        2,699,467
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations            (1,047,474)        2,367,467        (4,309,546)        5,766,746
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --           (87,982)               --           (15,788)
Realized Gain on Investment                                              --          (675,576)               --          (896,336)
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                                    --          (763,558)               --          (912,124)
=================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                   32,268,525       124,491,844        53,350,631       183,981,708
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                                  --           763,558                --           912,124
COST OF SHARES REDEEMED                                         (35,318,390)     (122,054,600)      (64,831,324)     (188,147,370)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                        (3,049,865)        3,200,802       (11,480,693)       (3,253,538)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                            (4,097,339)        4,804,711       (15,790,239)        1,601,084
NET ASSETS--BEGINNING OF PERIOD                                  21,919,739        17,115,028        46,161,777        44,560,693
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $   17,822,400    $   21,919,739    $   30,371,538    $   46,161,777
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                   $      338,672    $      208,716    $      191,726    $       95,937
=================================================================================================================================

                                                                      BIOTECHNOLOGY                          CONSUMER
                                                                          FUND                            PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     PERIOD              YEAR            PERIOD              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                                   JUNE 30,      DECEMBER 31,          JUNE 30,      DECEMBER 31,
                                                                      2005+              2004             2005+              2004
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $      (43,038)   $     (254,024)   $       80,258    $       98,701
Net Realized Gain (Loss) on Investments                             (95,924)       (2,732,481)         (246,567)       (1,467,922)
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                                   (328,691)         (376,774)         (321,728)        1,868,349
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations              (467,653)       (3,363,279)         (488,037)          499,128
---------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --                --                --            (8,514)
Realized Gain on Investment                                              --                --                --          (366,859)
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                                    --                --                --          (375,373)
=================================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                   55,338,007       199,318,738        60,473,757       164,280,345
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                                  --                --                --           375,373
COST OF SHARES REDEEMED                                         (53,770,754)     (201,924,540)      (50,108,402)     (149,165,001)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                         1,567,253        (2,605,802)       10,365,355        15,490,717
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                             1,099,600        (5,969,081)        9,877,318        15,614,472
NET ASSETS--BEGINNING OF PERIOD                                   6,588,331        12,557,412        24,432,932         8,818,460
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $    7,687,931    $    6,588,331    $   34,310,250    $   24,432,932
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                   $      (43,038)   $           --    $      178,959    $       98,701
=================================================================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 153

--------------------------------------------------------------------------------

                                                                       ELECTRONICS                            ENERGY
                                                                           FUND                                FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     PERIOD              YEAR            PERIOD              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                                   JUNE 30,      DECEMBER 31,          JUNE 30,      DECEMBER 31,
                                                                      2005+              2004             2005+              2004
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $      (37,006)   $     (113,401)   $       98,201    $       16,641
Net Realized Gain (Loss) on Investments                            (920,783)          452,350         2,539,185         3,764,934
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                                   (123,885)       (1,990,020)       10,957,883         7,203,445
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations            (1,081,674)       (1,651,071)       13,595,269        10,985,020
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --                --                --            (2,902)
Realized Gain on Investment                                              --                --                --           (19,777)
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                                    --                --                --           (22,679)
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                   58,315,521       127,993,084       122,639,106       211,381,026
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                                  --                --                --            22,679
COST OF SHARES REDEEMED                                         (63,083,956)     (141,970,932)     (112,627,969)     (193,697,442)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                        (4,768,435)      (13,977,848)       10,011,137        17,706,263
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                            (5,850,109)      (15,628,919)       23,606,406        28,668,604
NET ASSETS--BEGINNING OF PERIOD                                  12,289,330        27,918,249        60,500,662        31,832,058
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $    6,439,221    $   12,289,330    $   84,107,068    $   60,500,662
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                   $      (37,006)   $           --    $      114,842    $       16,641
=================================================================================================================================

                                                                       ENERGY SERVICES
                                                                            FUND
---------------------------------------------------------------------------------------------
                                                                     PERIOD              YEAR
                                                                      ENDED             ENDED
                                                                   JUNE 30,      DECEMBER 31,
                                                                      2005+              2004
---------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $     (244,700)   $     (240,027)
Net Realized Gain (Loss) on Investments                          (1,644,573)         (666,151)
Net Change in Unrealized Appreciation (Depreciation)
on Investments                                                    6,770,218         4,338,770
---------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets from Operations           4,880,945         3,432,592
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --                --
Realized Gain on Investment                                              --                --
---------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                                    --                --
=============================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                  124,949,532       194,518,793
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                                  --                --
COST OF SHARES REDEEMED                                        (106,303,414)     (176,389,181)
=============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                        18,646,118        18,129,612
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                            23,527,063        21,562,204
NET ASSETS--BEGINNING OF PERIOD                                  29,316,485         7,754,281
---------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $   52,843,548    $   29,316,485
=============================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                   $     (244,700)   $           --
=============================================================================================

+     UNAUDITED

                                              See Notes to Financial Statements.


154 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                                   FINANCIAL SERVICES                      HEALTH CARE
                                                                          FUND                                FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     PERIOD              YEAR            PERIOD              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                                   JUNE 30,      DECEMBER 31,          JUNE 30,      DECEMBER 31,
                                                                      2005+              2004             2005+              2004
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $      165,282    $      227,270    $      (85,115)   $     (194,293)
Net Realized Gain (Loss) on Investments                            (953,617)        2,993,017           514,664        (4,048,919)
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                                   (642,896)        1,012,134         1,453,850         2,251,151
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations            (1,431,231)        4,232,421         1,883,399        (1,992,061)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --           (56,477)               --                --
Realized Gain on Investment                                              --                --                --          (280,656)
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                                    --           (56,477)               --          (280,656)
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                   35,577,941       135,746,956        77,660,580       187,573,600
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                                  --            56,477                --           280,656
COST OF SHARES REDEEMED                                         (46,427,240)     (110,380,869)      (57,579,601)     (183,025,743)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                       (10,849,299)       25,422,564        20,080,979         4,828,513
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           (12,280,530)       29,598,508        21,964,378         2,555,796
NET ASSETS--BEGINNING OF PERIOD                                  45,179,699        15,581,191        30,435,314        27,879,518
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $   32,899,169    $   45,179,699    $   52,399,692    $   30,435,314
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                   $      392,552    $      227,270    $      (85,115)   $           --
=================================================================================================================================

                                                                         INTERNET                            LEISURE
                                                                           FUND                               FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     PERIOD              YEAR            PERIOD              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                                   JUNE 30,      DECEMBER 31,          JUNE 30,      DECEMBER 31,
                                                                      2005+              2004             2005+              2004
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $      (82,803)   $     (384,937)   $     (184,435)   $     (175,881)
Net Realized Gain (Loss) on Investments                           1,139,174        (1,703,305)        1,548,587         2,075,047
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                                 (6,050,931)        3,280,437        (3,475,306)        3,561,300
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations            (4,994,560)        1,192,195        (2,111,154)        5,460,466
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --                --                --                --
Realized Gain on Investment                                              --                --                --          (176,049)
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                                    --                --                --          (176,049)
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                   48,364,957       173,982,802        41,991,762       142,260,736
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                                  --                --                --           176,049
COST OF SHARES REDEEMED                                         (75,775,770)     (163,354,081)      (56,699,309)     (125,982,350)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                       (27,410,813)       10,628,721       (14,707,547)       16,454,435
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           (32,405,373)       11,820,916       (16,818,701)       21,738,852
NET ASSETS--BEGINNING OF PERIOD                                  36,921,925        25,101,009        51,754,888        30,016,036
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $    4,516,552    $   36,921,925    $   34,936,187    $   51,754,888
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                   $      (82,803)   $           --    $     (184,435)   $           --
=================================================================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 155

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                         PRECIOUS                          REAL ESTATE
                                                                       METALS FUND                            FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     PERIOD              YEAR            PERIOD              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                                   JUNE 30,      DECEMBER 31,          JUNE 30,      DECEMBER 31,
                                                                      2005+              2004             2005+              2004
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $        2,801    $     (191,509)   $      244,140    $      600,333
Net Realized Gain (Loss) on Investments                          (3,687,957)       (4,346,436)          211,650        (1,998,721)
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                                   (251,990)       (7,741,810)          575,561         3,905,052
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations            (3,937,146)      (12,279,755)        1,031,351         2,506,664
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --                --                --          (114,086)
Realized Gain on Investment                                              --                --                --          (385,202)
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                                    --                --                --          (499,288)
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                   53,771,273       227,819,060       133,818,260       250,440,684
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                                  --                --                --           499,288
COST OF SHARES REDEEMED                                         (61,707,681)     (225,101,989)     (122,712,867)     (238,214,879)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                        (7,936,408)        2,717,071        11,105,393        12,725,093
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           (11,873,554)       (9,562,684)       12,136,744        14,732,469
NET ASSETS--BEGINNING OF PERIOD                                  35,043,070        44,605,754        26,915,191        12,182,722
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $   23,169,516    $   35,043,070    $   39,051,935    $   26,915,191
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                   $        2,801    $           --    $      730,387    $      486,247
=================================================================================================================================

                                                                        RETAILING
                                                                           FUND
---------------------------------------------------------------------------------------------
                                                                     PERIOD              YEAR
                                                                      ENDED             ENDED
                                                                   JUNE 30,      DECEMBER 31,
                                                                      2005+              2004
---------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $     (107,280)   $     (148,011)
Net Realized Gain (Loss) on Investments                             689,366          (260,600)
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                                  1,063,138         1,158,987
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations             1,645,224           750,376
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --                --
Realized Gain on Investment                                              --          (865,536)
---------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                                    --          (865,536)
=============================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                   41,717,930       100,889,298
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                                  --           865,536
COST OF SHARES REDEEMED                                         (25,449,065)      (95,988,454)
=============================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                        16,268,865         5,766,380
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                            17,914,089         5,651,220
NET ASSETS--BEGINNING OF PERIOD                                  20,800,389        15,149,169
---------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $   38,714,478    $   20,800,389
=============================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                   $     (107,280)   $           --
=============================================================================================

+     UNAUDITED

                                              See Notes to Financial Statements.


156 |  THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                                        TECHNOLOGY                      TELECOMMUNICATIONS
                                                                           FUND                                FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     PERIOD              YEAR            PERIOD              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                                   JUNE 30,      DECEMBER 31,          JUNE 30,      DECEMBER 31,
                                                                      2005+              2004             2005+              2004
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $      (78,455)   $      (63,269)   $       76,947    $      (15,905)
Net Realized Gain (Loss) on Investments                             (55,130)       (1,513,746)          373,237          (320,328)
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                                   (863,129)          236,415        (1,870,238)        2,929,686
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations              (996,714)       (1,340,600)       (1,420,054)        2,593,453
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --                --                --                --
Realized Gain on Investment                                              --        (1,130,753)               --                --
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                                    --        (1,130,753)               --                --
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                   37,251,961       120,344,071        19,039,089       169,150,792
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                                  --         1,130,753                --                --
COST OF SHARES REDEEMED                                         (39,453,063)     (119,725,789)      (33,326,404)     (156,096,553)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                        (2,201,102)        1,749,035       (14,287,315)       13,054,239
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                            (3,197,816)         (722,318)      (15,707,369)       15,647,692
NET ASSETS--BEGINNING OF PERIOD                                  19,918,765        20,641,083        30,190,780        14,543,088
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $   16,720,949    $   19,918,765    $   14,483,411    $   30,190,780
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                   $      (78,455)   $           --    $       76,947    $           --
=================================================================================================================================

                                                                      TRANSPORTATION                        UTILITIES
                                                                           FUND                                FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                     PERIOD              YEAR            PERIOD              YEAR
                                                                      ENDED             ENDED             ENDED             ENDED
                                                                   JUNE 30,      DECEMBER 31,          JUNE 30,      DECEMBER 31,
                                                                      2005+              2004             2005+              2004
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                 $      (99,810)   $     (148,396)   $      400,761    $      313,329
Net Realized Gain (Loss) on Investments                             243,861        (1,111,192)          (83,973)        1,405,192
Net Change in Unrealized Appreciation (Depreciation)
  on Investments                                                 (5,483,211)        7,775,218         4,283,172         1,370,754
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations            (5,339,160)        6,515,630         4,599,960         3,089,275
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                    --                --                --          (265,543)
Realized Gain on Investment                                              --          (315,578)               --                --
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions to Shareholders                                    --          (315,578)               --          (265,543)
=================================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                   21,663,068       122,599,361        90,866,177       138,522,407
VALUE OF SHARES PURCHASED THROUGH
  DIVIDEND REINVESTMENT                                                  --           315,578                --           265,543
COST OF SHARES REDEEMED                                         (47,549,809)      (89,813,713)      (63,283,533)     (133,139,508)
=================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM SHARE TRANSACTIONS                                       (25,886,741)       33,101,226        27,582,644         5,648,442
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                           (31,225,901)       39,301,278        32,182,604         8,472,174
NET ASSETS--BEGINNING OF PERIOD                                  47,333,429         8,032,151        21,902,192        13,430,018
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                                    $   16,107,528    $   47,333,429    $   54,084,796    $   21,902,192
=================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                   $      (99,810)   $           --    $      714,090    $      313,329
=================================================================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 157

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                  NET                 NET REALIZED   NET INCREASE
                                 ASSET                    AND         (DECREASE)                   DISTRIBUTIONS
                                VALUE,       NET       UNREALIZED    IN NET ASSET   DISTRIBUTIONS    FROM NET     DISTRIBUTIONS
                               BEGINNING  INVESTMENT     GAINS          VALUE         FROM NET       REALIZED         FROM
                                  OF        INCOME    (LOSSES) ON   RESULTING FROM   INVESTMENT       CAPITAL       RETURN OF
                                PERIOD     (LOSS)+     SECURITIES     OPERATIONS       INCOME          GAINS         CAPITAL
-------------------------------------------------------------------------------------------------------------------------------
NOVA FUND
   JUNE 30, 2005^               $ 8.26     $ .02        $ (.24)        $ (.22)        $  --           $  --          $  --
   December 31, 2004              7.21       .03          1.02           1.05           (--)@            --             --
   December 31, 2003              5.18       .01          2.02           2.03            --              --             --
   December 31, 2002              8.67      (.01)        (3.07)         (3.08)         (.41)             --             --
   December 31, 2001             13.88       .30         (3.81)         (3.51)        (1.70)             --             --
   December 31, 2000             18.57       .74         (4.16)         (3.42)         (.15)          (1.12)            --

URSA FUND
   JUNE 30, 2005^                 5.19       .03           .10            .13            --              --             --
   December 31, 2004              5.77      (.02)         (.56)          (.58)           --              --             --
   December 31, 2003              7.57      (.04)        (1.76)         (1.80)           --              --             --
   December 31, 2002              6.29      (.02)         1.38           1.36          (.08)             --             --
   December 31, 2001              6.09       .12           .88           1.00          (.80)             --             --
   December 31, 2000              5.35       .22           .70            .92          (.18)             --             --

OTC FUND
   JUNE 30, 2005^                14.39      (.06)        (1.07)         (1.13)           --              --             --
   December 31, 2004             13.16      (.02)         1.25           1.23            --              --             --
   December 31, 2003              9.05      (.13)         4.24           4.11            --              --             --
   December 31, 2002             14.80      (.17)        (5.58)         (5.75)           --              --             --
   December 31, 2001             22.83      (.23)        (7.80)         (8.03)           --              --             --
   December 31, 2000             38.52      (.44)       (13.50)        (13.94)           --           (1.75)            --

ARKTOS FUND
   JUNE 30, 2005^                21.24       .11          1.87           1.98            --              --             --
   December 31, 2004             24.09      (.08)        (2.77)         (2.85)           --              --             --
   December 31, 2003             39.04      (.22)       (14.33)        (14.55)           --            (.40)            --
   December 31, 2002             29.48      (.19)        10.22          10.03          (.47)             --             --
   December 31, 2001*            25.00       .03          4.45           4.48            --              --             --

TITAN 500 FUND
   JUNE 30, 2005^                19.83       .05          (.93)          (.88)           --              --             --
   December 31, 2004             21.59       .02          2.98           3.00            --           (4.76)            --
   December 31, 2003             16.09      (.11)         8.95           8.84            --           (3.34)            --
   December 31, 2002             29.87      (.09)       (13.65)        (13.74)           --            (.04)            --
   December 31, 2001*            25.00      (.25)         5.12           4.87            --              --             --

VELOCITY 100 FUND
   JUNE 30, 2005^                23.09      (.06)        (4.00)         (4.06)           --              --             --
   December 31, 2004             21.73      (.06)         2.76           2.70          (.97)           (.06)          (.31)
   December 31, 2003             11.90      (.21)        11.95          11.74            --           (1.91)            --
   December 31, 2002             38.97      (.13)       (26.94)        (27.07)           --              --             --
   December 31, 2001*            25.00      (.59)        14.56          13.97            --              --             --

                                                                                  RATIOS TO
                                                                             AVERAGE NET ASSETS:
                                                                             -------------------
                                                          NET
                                                         ASSET
                                          NET INCREASE   VALUE,                           NET                  NET ASSETS,
                                  TOTAL   (DECREASE) IN   END       TOTAL              INVESTMENT  PORTFOLIO     END OF
                                 DISTRI-    NET ASSET      OF    INVESTMENT    TOTAL     INCOME    TURNOVER   PERIOD (000'S
                                 BUTIONS      VALUE      PERIOD    RETURN    EXPENSES    (LOSS)     RATE***     OMITTED)
---------------------------------------------------------------------------------------------------------------------------
NOVA FUND
   JUNE 30, 2005^               $   --      $  (.22)     $ 8.04    (2.66)%    1.43%**    0.54%**      201%     $ 132,944
   December 31, 2004               (--)@       1.05        8.26    14.62%     1.46%      0.41%        654%       130,200
   December 31, 2003                --         2.03        7.21    39.19%     1.54%      0.09%        729%        81,816
   December 31, 2002              (.41)       (3.49)       5.18   (35.72)%    1.72%     (0.14)%       570%        34,017
   December 31, 2001             (1.70)       (5.21)       8.67   (23.58)%    1.45%      2.61%         --         60,941
   December 31, 2000             (1.27)       (4.69)      13.88   (20.30)%    1.42%      4.45%         --        178,118

URSA FUND
   JUNE 30, 2005^                   --          .13        5.32     2.50%     1.59%**    1.05%**       --         34,035
   December 31, 2004                --         (.58)       5.19   (10.05)%    1.62%     (0.28)%        --         19,076
   December 31, 2003                --        (1.80)       5.77   (23.78)%    1.67%     (0.59)%        --         17,822
   December 31, 2002              (.08)        1.28        7.57    21.64%     1.79%     (0.24)%        --         36,195
   December 31, 2001              (.80)         .20        6.29    14.99%     1.89%      1.85%         --         18,997
   December 31, 2000              (.18)         .74        6.09    16.05%     1.59%      4.02%         --         31,829

OTC FUND
   JUNE 30, 2005^                   --        (1.13)      13.26    (7.85)%    1.42%**   (0.83)%**     120%        93,296
   December 31, 2004                --         1.23       14.39     9.35%     1.47%     (0.17)%       418%       191,476
   December 31, 2003                --         4.11       13.16    45.41%     1.53%     (1.20)%       482%       127,836
   December 31, 2002                --        (5.75)       9.05   (38.85)%    1.74%     (1.58)%       183%        77,635
   December 31, 2001                --        (8.03)      14.80   (35.17)%    1.45%     (1.31)%       139%       164,619
   December 31, 2000             (1.75)      (15.69)      22.83   (38.19)%    1.46%     (1.23)%       324%       420,674

ARKTOS FUND
   JUNE 30, 2005^                   --         1.98       23.22     9.32%     1.58%**    1.00%**       --         35,732
   December 31, 2004                --        (2.85)      21.24   (11.83)%    1.64%     (0.35)%        --         23,928
   December 31, 2003              (.40)      (14.95)      24.09   (37.37)%    1.68%     (0.73)%        --         34,563
   December 31, 2002              (.47)        9.56       39.04    33.85%     1.77%     (0.49)%        --         24,229
   December 31, 2001*               --         4.48       29.48    17.92%     2.23%**    0.10%**       --          5,955

TITAN 500 FUND
   JUNE 30, 2005^                   --         (.88)      18.95    (4.44)%    1.58%**    0.50%**      280%        24,188
   December 31, 2004             (4.76)       (1.76)      19.83    16.90%     1.65%      0.09%        974%        29,053
   December 31, 2003             (3.34)        5.50       21.59    54.94%     1.69%     (0.55)%     1,085%        30,428
   December 31, 2002              (.04)      (13.78)      16.09   (46.00)%    1.74%     (0.49)%        --          2,122
   December 31, 2001*               --         4.87       29.87    19.48%     2.22%**   (1.11)%**      --            311

VELOCITY 100 FUND
   JUNE 30, 2005^                   --        (4.06)      19.03   (17.58)%    1.57%**   (0.64)%**     151%        29,303
   December 31, 2004             (1.34)        1.36       23.09    14.21%     1.65%     (0.29)%       662%        57,599
   December 31, 2003             (1.91)        9.83       21.73    98.63%     1.71%     (1.10)%       959%        40,632
   December 31, 2002                --       (27.07)      11.90   (69.46)%    1.77%     (0.79)%        --          3,346
   December 31, 2001*               --        13.97       38.97    55.88%     2.34%**   (1.77)%**      --            477

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 21, 2001--ARKTOS FUND; OCTOBER 1, 2001--TITAN 500 FUND AND VELOCITY 100 FUND.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

  @   LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.003782097.

  ^   Unaudited



158 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                         NET      NET INCREASE
                                 NET                  REALIZED     (DECREASE)
                                ASSET                    AND         IN NET                    DISTRIBUTIONS
                               VALUE,        NET     UNREALIZED   ASSET VALUE   DISTRIBUTIONS    FROM NET               NET INCREASE
                              BEGINNING  INVESTMENT     GAINS      RESULTING      FROM NET       REALIZED      TOTAL   (DECREASE) IN
                                 OF        INCOME    (LOSSES) ON      FROM       INVESTMENT       CAPITAL     DISTRI-    NET ASSET
                               PERIOD      (LOSS)+   SECURITIES    OPERATIONS      INCOME          GAINS      BUTIONS      VALUE
------------------------------------------------------------------------------------------------------------------------------------
MEDIUS FUND
     JUNE 30, 2005^            $ 26.50    $ .01        $ 1.00     $     1.01       $  --             --       $   --      $  1.01
     December 31, 2004           24.74     (.09)         4.96           4.87          --          (3.11)       (3.11)        1.76
     December 31, 2003           17.77     (.12)         9.44           9.32          --          (2.35)       (2.35)        6.97
     December 31, 2002           31.21     (.12)        (7.18)         (7.30)         --          (6.14)       (6.14)      (13.44)
     December 31, 2001*          25.00     (.20)         6.88           6.68          --           (.47)        (.47)        6.21

INVERSE MID-CAP FUND
     JUNE 30, 2005^              44.03      .24         (1.55)         (1.31)         --             --           --        (1.31)
     December 31, 2004*          50.00     (.06)        (5.91)         (5.97)         --             --           --        (5.97)

MEKROS FUND
     JUNE 30, 2005^              33.65     (.01)         (.89)          (.90)         --             --           --         (.90)
     December 31, 2004           29.75     (.10)         6.95           6.85          --          (2.95)       (2.95)        3.90
     December 31, 2003           20.11     (.18)        13.11          12.93          --          (3.29)       (3.29)        9.64
     December 31, 2002           31.91     (.17)       (11.08)        (11.25)         --           (.55)        (.55)      (11.80)
     December 31, 2001*          25.00     (.31)         7.56           7.25          --           (.34)        (.34)        6.91

INVERSE SMALL-CAP FUND
     JUNE 30, 2005^              42.83      .23           .42            .65          --             --           --          .65
     December 31, 2004*          50.00     (.10)        (7.07)         (7.17)         --             --           --        (7.17)

U.S. GOVERNMENT BOND FUND
     JUNE 30, 2005^              11.88      .20          1.38           1.58        (.20)            --         (.20)        1.38
     December 31, 2004           11.67      .40           .54            .94        (.40)          (.33)        (.73)         .21
     December 31, 2003           13.08      .41          (.52)          (.11)       (.41)          (.89)       (1.30)       (1.41)
     December 31, 2002           11.44      .44          1.64           2.08        (.44)            --         (.44)        1.64
     December 31, 2001           11.80      .37          (.36)           .01        (.37)            --         (.37)        (.36)
     December 31, 2000           10.17      .38          1.63           2.01        (.38)            --         (.38)        1.63

JUNO FUND
     JUNE 30, 2005^              21.95     (.11)        (2.03)         (2.14)         --             --           --        (2.14)
     December 31, 2004           24.82     (.66)        (1.98)         (2.64)         --           (.23)        (.23)       (2.87)
     December 31, 2003*          25.00     (.13)         (.05)          (.18)         --             --           --         (.18)

LARGE-CAP EUROPE FUND
     JUNE 30, 2005^              22.62      .13          (.82)          (.69)         --             --           --         (.69)
     December 31, 2004           22.87     (.05)         3.71           3.66       (3.82)          (.09)       (3.91)        (.25)
     December 31, 2003           19.52     (.17)         8.58           8.41          --          (5.06)       (5.06)        3.35
     December 31, 2002           28.01     (.09)        (7.84)         (7.93)       (.01)          (.55)        (.56)       (8.49)
     December 31, 2001*          25.00     (.16)         3.17           3.01          --             --           --         3.01

LARGE-CAP JAPAN FUND
     JUNE 30, 2005^              27.77      .13         (3.90)         (3.77)         --             --           --        (3.77)
     December 31, 2004           25.17     (.14)         2.74           2.60          --             --           --         2.60
     December 31, 2003           18.29     (.16)         7.04           6.88          --             --           --         6.88
     December 31, 2002           21.91     (.08)        (3.46)         (3.54)         --           (.08)        (.08)       (3.62)
     December 31, 2001*          25.00     (.16)        (2.93)         (3.09)         --             --           --        (3.09)

                                                                        RATIOS TO
                                                                   AVERAGE NET ASSETS:
                                                       -------------------------------------------
                                                                                                                   NET
                                   NET                                                                           ASSETS,
                                  ASSET                                                    NET                   END OF
                                 VALUE,      TOTAL                                      INVESTMENT  PORTFOLIO    PERIOD
                                 END OF    INVESTMENT   GROSS        NET    OPERATING     INCOME    TURNOVER     (000'S
                                 PERIOD      RETURN    EXPENSES   EXPENSES  EXPENSES++    (LOSS)     RATE***    OMITTED)
------------------------------------------------------------------------------------------------------------------------
MEDIUS FUND
     JUNE 30, 2005^              $ 27.51       3.81%    1.59%**    1.59%**    1.59%**     0.04%**      341%     $ 62,729
     December 31, 2004             26.50      22.14%    1.64%      1.64%      1.64%      (0.37)%       866%       34,162
     December 31, 2003             24.74      52.43%    1.70%      1.70%      1.70%      (0.54)%     1,665%       18,544
     December 31, 2002             17.77     (24.44)%   1.75%      1.75%      1.75%      (0.49)%     4,320%        6,707
     December 31, 2001*            31.21      26.67%    2.27%**    2.27%**    2.27%**    (0.87)%**   3,707%          754

INVERSE MID-CAP FUND
     JUNE 30, 2005^                42.72      (2.98)%   1.59%**    1.59%**    1.59%**     1.10%**       --         2,612
     December 31, 2004*            44.03     (11.94)%   1.62%**    1.62%**    1.62%**    (0.17)%**      --         1,319

MEKROS FUND
     JUNE 30, 2005^                32.75      (2.67)%   1.55%**    1.55%**    1.55%**    (0.06)%**     275%       60,177
     December 31, 2004             33.65      25.20%    1.65%      1.65%      1.65%      (0.32)%     1,171%      112,649
     December 31, 2003             29.75      64.28%    1.70%      1.70%      1.70%      (0.66)%     1,135%      122,995
     December 31, 2002             20.11     (35.45)%   1.74%      1.74%      1.74%      (0.70)%     1,940%       12,947
     December 31, 2001*            31.91      28.97%    2.26%**    2.26%**    2.26%**    (0.96)%**     848%        8,524

INVERSE SMALL-CAP FUND
     JUNE 30, 2005^                43.48       1.52%    1.59%**    1.59%**    1.59%**     1.03%**       --         7,548
     December 31, 2004*            42.83     (14.34)%   1.65%**    1.65%**    1.65%**    (0.29)%**      --         4,344

U.S. GOVERNMENT BOND FUND
     JUNE 30, 2005^                13.26      13.49%    1.14%**    1.14%**    1.14%**     3.32%**      698%       69,650
     December 31, 2004             11.88       8.42%    1.21%      1.21%      1.21%       3.36%      1,318%       48,709
     December 31, 2003             11.67      (0.64)%   1.23%      1.23%      1.23%       3.26%      1,272%       65,358
     December 31, 2002             13.08      18.62%    1.24%      1.24%      1.24%       3.65%      1,239%       25,190
     December 31, 2001             11.44       0.08%    2.37%      2.01%      2.01%       3.22%      1,247%        4,521
     December 31, 2000             11.80      20.16%    1.89%      1.89%      1.89%       3.47%      1,505%        5,011

JUNO FUND
     JUNE 30, 2005^                19.81      (9.75)%   5.31%**    5.31%**    1.58%**    (1.02)%**     292%       41,208
     December 31, 2004             21.95     (10.67)%   5.02%      5.02%      1.63%      (2.86)%        --        41,098
     December 31, 2003*            24.82      (0.72)%   1.69%**    1.69%**    1.69%**    (0.74)%**      --        22,355

LARGE-CAP EUROPE FUND
     JUNE 30, 2005^                21.93      (3.05)%   1.57%**    1.57%**    1.57%**     1.17%**       77%       19,479
     December 31, 2004             22.62      16.15%    1.64%      1.64%      1.64%      (0.23)%        --        54,994
     December 31, 2003             22.87      43.08%    1.70%      1.70%      1.70%      (0.75)%        --        38,443
     December 31, 2002             19.52     (28.35)%   1.78%      1.78%      1.78%      (0.41)%        --         3,082
     December 31, 2001*            28.01      12.04%    2.17%**    2.17%**    2.17%**    (0.55)%**      --         1,322

LARGE-CAP JAPAN FUND
     JUNE 30, 2005^                24.00     (13.58)%   1.58%**    1.58%**    1.58%**     1.00%**       --         4,636
     December 31, 2004             27.77      10.33%    1.63%      1.63%      1.63%      (0.50)%        --        14,228
     December 31, 2003             25.17      37.62%    1.69%      1.69%      1.69%      (0.75)%        --        11,541
     December 31, 2002             18.29     (16.20)%   1.80%      1.80%      1.80%      (0.38)%        --         3,590
     December 31, 2001*            21.91     (12.36)%   2.23%**    2.23%**    2.23%**    (0.62)%**      --           643

  * SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 1, 2001--MEDIUS FUND, MEKROS FUND, LARGE-CAP EUROPE FUND AND LARGE-CAP JAPAN FUND; MAY 1, 2003--JUNO FUND; MAY 3, 2004--INVERSE MID-CAP FUND AND INVERSE SMALL-CAP FUND.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++   OPERATING EXPENSES EXCLUDE INTEREST EXPENSE FROM SECURITIES SOLD SHORT.

  ^   UNAUDITED


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 159

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                       NET                                  NET INCREASE
                                      ASSET                   REALIZED       (DECREASE)                   DISTRIBUTIONS
                                     VALUE,       NET           AND         IN NET ASSET   DISTRIBUTIONS    FROM NET
                                    BEGINNING  INVESTMENT    UNREALIZED        VALUE         FROM NET       REALIZED      TOTAL
                                       OF        INCOME    GAINS (LOSSES)  RESULTING FROM   INVESTMENT       CAPITAL     DISTRI-
                                     PERIOD     (LOSS)+    ON SECURITIES     OPERATIONS       INCOME          GAINS      BUTIONS
--------------------------------------------------------------------------------------------------------------------------------
LONG DYNAMIC DOW 30 FUND
     JUNE 30, 2005^                  $ 25.89    $ .10        $ (2.86)         $(2.76)        $   --          $   --      $   --
     December 31, 2004*                25.00      .14           2.03            2.17          (1.16)           (.12)      (1.28)

INVERSE DYNAMIC DOW 30 FUND
     JUNE 30, 2005^                    43.22      .24           3.78            4.02             --              --          --
     December 31, 2004*                50.00     (.03)         (5.71)          (5.74)            --           (1.04)      (1.04)

SMALL-CAP VALUE FUND
     JUNE 30, 2005^                    28.84     (.02)           .15             .13             --              --          --
     December 31, 2004*                25.00      .01           4.50            4.51           (.01)           (.66)       (.67)

MID-CAP VALUE FUND
     JUNE 30, 2005^                    27.08      .06            .76             .82             --              --          --
     December 31, 2004*                25.00       --           3.80            3.80            (--)@         (1.72)      (1.72)

LARGE-CAP VALUE FUND
     JUNE 30, 2005^                    27.68      .09           (.32)           (.23)            --              --          --
     December 31, 2004*                25.00      .12           3.00            3.12           (.11)           (.33)       (.44)

SMALL-CAP GROWTH FUND
     JUNE 30, 2005^                    28.55     (.08)           .38             .30             --              --          --
     December 31, 2004*                25.00     (.17)          4.12            3.95             --            (.40)       (.40)

MID-CAP GROWTH FUND
     JUNE 30, 2005^                    27.13     (.08)           .72             .64             --              --          --
     December 31, 2004*                25.00     (.13)          2.26            2.13             --              --          --

LARGE-CAP GROWTH FUND
     JUNE 30, 2005^                    25.75      .02           (.76)           (.74)            --              --          --
     December 31, 2004*                25.00      .36            .71            1.07           (.15)           (.17)       (.32)

SECTOR ROTATION FUND
     JUNE 30, 2005^                    11.16      .01            .28             .29             --              --          --
     December 31, 2004                 10.08     (.05)          1.13            1.08             --              --          --
     December 31, 2003                  7.76     (.07)          2.39            2.32             --              --          --
     December 31, 2002*                10.00     (.01)         (2.23)          (2.24)            --              --          --

U.S. GOVERNMENT MONEY MARKET FUND
     JUNE 30, 2005^                     1.00      .01             --             .01           (.01)             --        (.01)
     December 31, 2004                  1.00       --@@@@         --              --            (--)@@@@         --         (--)@@@@
     December 31, 2003                  1.00       --@@@          --              --            (--)@@@          --         (--)@@@
     December 31, 2002                  1.00       --@@           --              --            (--)@@           --         (--)@@
     December 31, 2001                  1.00      .03             --             .03           (.03)             --        (.03)
     December 31, 2000                  1.00      .05             --             .05           (.05)             --        (.05)

BANKING FUND
     JUNE 30, 2005^                    36.29      .24          (1.93)          (1.69)            --              --          --
     December 31, 2004                 32.50      .35           4.38            4.73           (.11)           (.83)       (.94)
     December 31, 2003                 24.95      .36           7.52            7.88           (.33)             --        (.33)
     December 31, 2002                 25.21      .28           (.47)           (.19)          (.07)             --        (.07)
     December 31, 2001*                25.00      .45           (.24)            .21             --              --          --

                                                                                 RATIOS TO
                                                                            AVERAGE NET ASSETS:
                                                                       ------------------------------
                                                                                                                    NET
                                                    NET                                                           ASSETS,
                                    NET INCREASE   ASSET                                       NET                END OF
                                    (DECREASE) IN  VALUE,    TOTAL                         INVESTMENT  PORTFOLIO  PERIOD
                                      NET ASSET    END OF  INVESTMENT   GROSS      NET       INCOME    TURNOVER   (000'S
                                        VALUE      PERIOD    RETURN    EXPENSES  EXPENSES    (LOSS)     RATE***   OMITTED)
--------------------------------------------------------------------------------------------------------------------------
LONG DYNAMIC DOW 30 FUND
     JUNE 30, 2005^                    $ (2.76)    $23.13   (10.66)%    1.59%**   1.59%**    0.83%**      489%    $ 11,632
     December 31, 2004*                    .89      25.89     8.65%     1.63%**   1.63%**    0.91%**      907%      10,419

INVERSE DYNAMIC DOW 30 FUND
     JUNE 30, 2005^                       4.02      47.24     9.30%     1.59%**   1.59%**    1.09%**       --        5,504
     December 31, 2004*                  (6.78)     43.22   (11.47)%    1.62%**   1.62%**   (0.09)%**      --        3,184

SMALL-CAP VALUE FUND
     JUNE 30, 2005^                        .13      28.97     0.45%     1.41%**   1.41%**   (0.17)%**     464%      24,286
     December 31, 2004*                   3.84      28.84    18.03%     1.46%**   1.46%**    0.07%**      507%      47,274

MID-CAP VALUE FUND
     JUNE 30, 2005^                        .82      27.90     3.03%     1.44%**   1.44%**    0.48%**      528%      48,487
     December 31, 2004*                   2.08      27.08    15.20%     1.48%**   1.48%**    0.01%**    1,173%      19,479

LARGE-CAP VALUE FUND
     JUNE 30, 2005^                       (.23)     27.45    (0.83)%    1.44%**   1.44%**    0.69%**      310%      13,487
     December 31, 2004*                   2.68      27.68    12.49%     1.45%**   1.45%**    0.69%**      983%      11,144

SMALL-CAP GROWTH FUND
     JUNE 30, 2005^                        .30      28.85     1.05%     1.42%**   1.42%**   (0.59)%**     308%      14,384
     December 31, 2004*                   3.55      28.55    15.82%     1.46%**   1.46%**   (0.93)%**     733%      30,269

MID-CAP GROWTH FUND
     JUNE 30, 2005^                        .64      27.77     2.36%     1.43%**   1.43%**   (0.61)%**     462%      19,778
     December 31, 2004*                   2.13      27.13     8.52%     1.46%**   1.46%**   (0.75)%**     875%      20,702

LARGE-CAP GROWTH FUND
     JUNE 30, 2005^                       (.74)     25.01    (2.87)%    1.41%**   1.41%**    0.17%**      455%       9,651
     December 31, 2004*                    .75      25.75     4.26%     1.46%**   1.46%**    2.12%**    1,087%      20,012

SECTOR ROTATION FUND
     JUNE 30, 2005^                        .29      11.45     2.60%     1.58%**   1.58%**    0.21%**      118%      29,376
     December 31, 2004                    1.08      11.16    10.71%     1.63%     1.63%     (0.52)%       333%      27,747
     December 31, 2003                    2.32      10.08    29.97%     1.70%     1.70%     (0.78)%       401%      20,594
     December 31, 2002*                  (2.24)      7.76   (22.40)%    1.69%**   1.69%**   (0.16)%**     357%       6,669

U.S. GOVERNMENT MONEY MARKET FUND
     JUNE 30, 2005^                         --       1.00     0.76%     1.14%**   1.14%**    1.53%**       --      199,222
     December 31, 2004                      --       1.00     0.23%     1.19%     1.10%      0.20%         --      167,678
     December 31, 2003                      --       1.00     0.01%     1.22%     1.11%      0.01%         --      232,493
     December 31, 2002                      --       1.00     0.47%     1.23%     1.23%      0.44%         --      258,953
     December 31, 2001                      --       1.00     2.77%     1.19%     1.19%      2.48%         --       96,515
     December 31, 2000                      --       1.00     5.20%     1.14%     1.14%      4.99%         --       39,492

BANKING FUND
     JUNE 30, 2005^                      (1.69)     34.60    (4.66)%    1.53%**   1.53%**    1.40%**      312%      17,822
     December 31, 2004                    3.79      36.29    14.74%     1.59%     1.59%      1.02%        884%      21,920
     December 31, 2003                    7.55      32.50    31.74%     1.65%     1.65%      1.24%      1,268%      17,115
     December 31, 2002                    (.26)     24.95    (0.78)%    1.67%     1.67%      1.10%      1,813%       5,008
     December 31, 2001*                    .21      25.21     0.84%     1.99%**   1.99%**    1.80%**      605%         630

   * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001-BANKING FUND; MAY 1, 2002-SECTOR ROTATION FUND; MAY 3, 2004-LONG DYNAMIC DOW 30 FUND, INVERSE DYNAMIC DOW 30 FUND, SMALL-CAP VALUE FUND, MID-CAP VALUE FUND, LARGE-CAP VALUE FUND, SMALL-CAP GROWTH FUND, MID-CAP GROWTH FUND AND LARGE-CAP GROWTH FUND.

  **  ANNUALIZED

 *** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

   +  CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

   @  LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00454.

  @@  LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00471.

 @@@  LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00011.

@@@@  LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00199.

   ^  UNAUDITED



160 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                             NET                                  NET INCREASE
                            ASSET                   REALIZED       (DECREASE)                   DISTRIBUTIONS
                            VALUE,      NET           AND         IN NET ASSET   DISTRIBUTIONS    FROM NET              NET INCREASE
                          BEGINNING  INVESTMENT    UNREALIZED        VALUE         FROM NET       REALIZED      TOTAL    (DECREASE)
                             OF        INCOME    GAINS (LOSSES)  RESULTING FROM   INVESTMENT       CAPITAL     DISTRI-  IN NET ASSET
                           PERIOD     (LOSS)+    ON SECURITIES     OPERATIONS       INCOME          GAINS      BUTIONS     VALUE
------------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS FUND
   JUNE 30, 2005^          $ 32.66    $ .06         $ (2.46)        $ (2.40)         $  --         $  --        $  --     $ (2.40)
   December 31, 2004         27.69      .09            5.58            5.67           (.01)         (.69)        (.70)       4.97
   December 31, 2003         21.07      .04            6.59            6.63           (.01)           --         (.01)       6.62
   December 31, 2002         24.21      .09           (3.17)          (3.08)          (.06)           --         (.06)      (3.14)
   December 31, 2001*        25.00      .22           (1.01)           (.79)            --            --           --        (.79)

BIOTECHNOLOGY FUND
   JUNE 30, 2005^            19.31     (.13)          (1.08)          (1.21)            --            --           --       (1.21)
   December 31, 2004         19.10     (.29)            .50             .21             --            --           --         .21
   December 31, 2003         13.44     (.28)           5.94            5.66             --            --           --        5.66
   December 31, 2002         24.67     (.28)         (10.91)         (11.19)            --          (.04)        (.04)     (11.23)
   December 31, 2001*        25.00     (.55)            .22            (.33)            --            --           --        (.33)

CONSUMER PRODUCTS FUND
   JUNE 30, 2005^            32.95      .07            (.25)           (.18)            --            --           --        (.18)
   December 31, 2004         29.39      .11            3.78            3.89           (.01)         (.32)        (.33)       3.56
   December 31, 2003         24.36      .01            5.29            5.30           (.02)         (.25)        (.27)       5.03
   December 31, 2002         25.32      .04            (.95)           (.91)          (.01)         (.04)        (.05)       (.96)
   December 31, 2001*        25.00      .05             .27             .32             --            --           --         .32

ELECTRONICS FUND
   JUNE 30, 2005^            13.17     (.07)           (.62)           (.69)            --            --           --        (.69)
   December 31, 2004         16.88     (.20)          (3.51)          (3.71)            --            --           --       (3.71)
   December 31, 2003          9.94     (.21)           7.15            6.94             --            --           --        6.94
   December 31, 2002         20.64     (.24)          (9.67)          (9.91)            --          (.79)        (.79)     (10.70)
   December 31, 2001*        25.00     (.43)          (3.93)          (4.36)            --            --           --       (4.36)

ENERGY FUND
   JUNE 30, 2005^            29.68      .04            6.16            6.20             --            --           --        6.20
   December 31, 2004         22.45      .01            7.23            7.24            (--)@        (.01)        (.01)       7.23
   December 31, 2003         18.25      .01            4.19            4.20             --            --           --        4.20
   December 31, 2002         21.10     (.02)          (2.83)          (2.85)            --            --           --       (2.85)
   December 31, 2001*        25.00     (.11)          (3.79)          (3.90)            --            --           --       (3.90)

ENERGY SERVICES FUND
   JUNE 30, 2005^            20.85     (.12)           3.96            3.84             --            --           --        3.84
   December 31, 2004         15.59     (.22)           5.48            5.26             --            --           --        5.26
   December 31, 2003         14.38     (.16)           1.37            1.21             --            --           --        1.21
   December 31, 2002         17.74     (.17)          (2.08)          (2.25)            --         (1.11)       (1.11)      (3.36)
   December 31, 2001*        25.00     (.24)          (7.02)          (7.26)            --            --           --       (7.26)

FINANCIAL SERVICES FUND
   JUNE 30, 2005^            30.38      .15            (.92)           (.77)            --            --           --        (.77)
   December 31, 2004         26.00      .23            4.21            4.44           (.06)           --         (.06)       4.38
   December 31, 2003         20.19      .14            5.70            5.84           (.03)           --         (.03)       5.81
   December 31, 2002         23.90      .09           (3.69)          (3.60)            --          (.11)        (.11)      (3.71)
   December 31, 2001*        25.00     (.02)          (1.08)          (1.10)            --            --           --       (1.10)

                                                     RATIOS TO
                                                AVERAGE NET ASSETS:
                                                -------------------
                                                                                    NET
                             NET                                                  ASSETS,
                            ASSET                             NET                 END OF
                            VALUE,    TOTAL               INVESTMENT  PORTFOLIO   PERIOD
                            END OF  INVESTMENT   TOTAL      INCOME    TURNOVER    (000'S
                            PERIOD    RETURN    EXPENSES    (LOSS)     RATE***   OMITTED)
-----------------------------------------------------------------------------------------
BASIC MATERIALS FUND
   JUNE 30, 2005^           $30.26    (7.35)%    1.53%**    0.40%**      175%    $ 30,372
   December 31, 2004         32.66    20.83%     1.59%      0.30%        725%      46,162
   December 31, 2003         27.69    31.46%     1.67%      0.17%      1,175%      44,561
   December 31, 2002         21.07   (12.75)%    1.75%      0.38%      1,848%         901
   December 31, 2001*        24.21    (3.16)%    1.95%**    0.85%**      929%         929

BIOTECHNOLOGY FUND
   JUNE 30, 2005^            18.10    (6.27)%    1.53%**   (1.46)%**     826%       7,688
   December 31, 2004         19.31     1.10%     1.59%     (1.51)%     1,169%       6,588
   December 31, 2003         19.10    42.11%     1.64%     (1.61)%     1,475%      12,557
   December 31, 2002         13.44   (45.35)%    1.79%     (1.76)%     3,483%       3,575
   December 31, 2001*        24.67    (1.32)%    2.27%**   (2.24)%**     720%       1,959

CONSUMER PRODUCTS FUND
   JUNE 30, 2005^            32.77    (0.55)%    1.54%**    0.42%**      162%      34,310
   December 31, 2004         32.95    13.30%     1.59%      0.36%        730%      24,433
   December 31, 2003         29.39    21.86%     1.63%      0.12%        936%       8,818
   December 31, 2002         24.36    (3.61)%    1.72%      0.18%        985%       6,153
   December 31, 2001*        25.32     1.28%     2.07%**    0.19%**      285%       1,305

ELECTRONICS FUND
   JUNE 30, 2005^            12.48    (5.24)%    1.55%**   (1.21)%**     801%       6,439
   December 31, 2004         13.17   (21.98)%    1.59%     (1.34)%     1,325%      12,289
   December 31, 2003         16.88    69.82%     1.65%     (1.51)%     1,264%      27,918
   December 31, 2002          9.94   (48.21)%    1.84%     (1.63)%     2,685%       4,384
   December 31, 2001*        20.64   (17.44)%    2.36%**   (2.13)%**     466%       1,423

ENERGY FUND
   JUNE 30, 2005^            35.88    20.89%     1.54%**    0.25%**      180%      84,107
   December 31, 2004         29.68    32.27%     1.58%      0.04%        542%      60,501
   December 31, 2003         22.45    23.01%     1.66%      0.04%      1,225%      31,832
   December 31, 2002         18.25   (13.51)%    1.72%     (0.13)%     1,341%       5,834
   December 31, 2001*        21.10   (15.60)%    2.05%**   (0.50)%**     478%       2,177

ENERGY SERVICES FUND
   JUNE 30, 2005^            24.69    18.42%     1.54%**   (1.06)%**     210%      52,844
   December 31, 2004         20.85    33.74%     1.58%     (1.19)%       808%      29,316
   December 31, 2003         15.59     8.41%     1.65%     (1.13)%     2,691%       7,754
   December 31, 2002         14.38   (12.07)%    1.71%     (1.00)%     2,159%       4,427
   December 31, 2001*        17.74   (29.04)%    2.06%**   (1.26)%**   3,182%       1,551

FINANCIAL SERVICES FUND
   JUNE 30, 2005^            29.61    (2.53)%    1.53%**    1.04%**      316%      32,899
   December 31, 2004         30.38    17.12%     1.59%      0.84%        762%      45,180
   December 31, 2003         26.00    28.92%     1.64%      0.61%      2,039%      15,581
   December 31, 2002         20.19   (15.10)%    1.85%      0.41%      1,727%       2,748
   December 31, 2001*        23.90    (4.40)%    2.19%**   (0.11)%**     315%       2,607

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--BASIC MATERIALS FUND, BIOTECHNOLOGY FUND AND ENERGY SERVICES FUND; MAY 29, 2001--CONSUMER PRODUCTS FUND AND ENERGY FUND; JULY 20, 2001--FINANCIAL SERVICES FUND; AUGUST 3, 2001--ELECTRONICS FUND.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

  @   LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00170.

  ^   UNAUDITED


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 161

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                            NET                                  NET INCREASE
                           ASSET                   REALIZED       (DECREASE)                   DISTRIBUTIONS
                          VALUE,       NET           AND         IN NET ASSET   DISTRIBUTIONS    FROM NET              NET INCREASE
                         BEGINNING  INVESTMENT    UNREALIZED        VALUE         FROM NET       REALIZED      TOTAL    (DECREASE)
                            OF        INCOME    GAINS (LOSSES)  RESULTING FROM   INVESTMENT       CAPITAL     DISTRI-  IN NET ASSET
                          PERIOD     (LOSS)+    ON SECURITIES     OPERATIONS       INCOME          GAINS      BUTIONS      VALUE
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE FUND
   JUNE 30, 2005^         $ 25.46     $ (.06)      $  .96          $  .90          $  --          $   --      $   --       $  .90
   December 31, 2004        24.28       (.16)        1.65            1.49             --            (.31)       (.31)        1.18
   December 31, 2003        18.71       (.19)        5.76            5.57             --              --          --         5.57
   December 31, 2002        23.82       (.09)       (4.98)          (5.07)            --            (.04)       (.04)       (5.11)
   December 31, 2001*       25.00       (.30)        (.88)          (1.18)            --              --          --        (1.18)

INTERNET FUND
   JUNE 30, 2005^           17.01       (.10)       (2.11)          (2.21)            --              --          --        (2.21)
   December 31, 2004        14.68       (.23)        2.56            2.33             --              --          --         2.33
   December 31, 2003         8.93       (.20)        5.95            5.75             --              --          --         5.75
   December 31, 2002        15.76       (.17)       (6.66)          (6.83)            --              --          --        (6.83)
   December 31, 2001*       25.00       (.37)       (8.87)          (9.24)            --              --          --        (9.24)

LEISURE FUND
   JUNE 30, 2005^           25.39       (.11)        (.91)          (1.02)            --              --          --        (1.02)
   December 31, 2004        20.80       (.17)        5.07            4.90             --            (.31)       (.31)        4.59
   December 31, 2003        15.42       (.08)        5.46            5.38             --              --          --         5.38
   December 31, 2002        18.09       (.18)       (2.49)          (2.67)            --              --          --        (2.67)
   December 31, 2001*       25.00       (.30)       (6.61)          (6.91)            --              --          --        (6.91)

PRECIOUS METALS FUND
   JUNE 30, 2005^            8.57         --         (.76)           (.76)            --              --          --         (.76)
   December 31, 2004         9.99       (.05)       (1.37)          (1.42)            --              --          --        (1.42)
   December 31, 2003         7.09       (.03)        2.93            2.90             --              --          --         2.90
   December 31, 2002         4.87       (.02)        2.24            2.22             --              --          --         2.22
   December 31, 2001         4.31       (.04)         .60             .56             --              --          --          .56
   December 31, 2000         5.43       (.07)       (1.05)          (1.12)            --              --          --        (1.12)

REAL ESTATE FUND
   JUNE 30, 2005^           38.02        .34         1.42            1.76             --              --          --         1.76
   December 31, 2004        30.25       1.02         7.79            8.81           (.14)           (.90)      (1.04)        7.77
   December 31, 2003        24.96        .94         6.62            7.56           (.85)          (1.42)      (2.27)        5.29
   December 31, 2002        25.77       1.97        (2.26)           (.29)          (.48)           (.04)       (.52)        (.81)
   December 31, 2001*       25.00       1.44         (.42)           1.02           (.25)             --        (.25)         .77

RETAILING FUND
   JUNE 30, 2005^           26.65       (.11)        1.64            1.53             --              --          --         1.53
   December 31, 2004        25.99       (.22)        2.62            2.40             --           (1.74)      (1.74)         .66
   December 31, 2003        19.29       (.25)        7.05            6.80             --            (.10)       (.10)        6.70
   December 31, 2002        25.65       (.27)       (5.30)          (5.57)            --            (.79)       (.79)       (6.36)
   December 31, 2001*       25.00       (.38)        1.03             .65             --              --          --          .65

TECHNOLOGY FUND
   JUNE 30, 2005^           13.50       (.07)        (.62)           (.69)            --              --          --         (.69)
   December 31, 2004        14.88       (.05)         .03            (.02)            --           (1.36)      (1.36)       (1.38)
   December 31, 2003         9.92       (.18)        6.21            6.03             --           (1.07)      (1.07)        4.96
   December 31, 2002        18.61       (.18)       (7.15)          (7.33)            --           (1.36)      (1.36)       (8.69)
   December 31, 2001*       25.00       (.39)       (6.00)          (6.39)            --              --          --        (6.39)

                                                    RATIOS TO
                                                AVERAGE NET ASSETS:
                                                -------------------
                                                                                   NET
                          NET                                                    ASSETS,
                         ASSET                               NET                  END OF
                         VALUE,       TOTAL               INVESTMENT  PORTFOLIO   PERIOD
                         END OF     INVESTMENT   TOTAL      INCOME    TURNOVER    (000'S
                         PERIOD       RETURN    EXPENSES    (LOSS)     RATE***   OMITTED)
------------------------------------------------------------------------------------------
HEALTH CARE FUND
   JUNE 30, 2005^        $26.36        3.53%     1.53%**   (0.44)%**     148%    $ 52,400
   December 31, 2004      25.46        6.22%     1.59%     (0.67)%       629%      30,435
   December 31, 2003      24.28       29.77%     1.64%     (0.88)%     1,222%      27,880
   December 31, 2002      18.71      (21.31)%    1.70%     (0.45)%     1,617%       5,164
   December 31, 2001*     23.82       (4.72)%    2.23%**   (1.33)%**     757%         951

INTERNET FUND
   JUNE 30, 2005^         14.80      (12.99)%    1.50%**   (1.27)%**     360%       4,517
   December 31, 2004      17.01       15.87%     1.58%     (1.49)%       693%      36,922
   December 31, 2003      14.68       64.39%     1.65%     (1.59)%       957%      25,101
   December 31, 2002       8.93      (43.34)%    1.75%     (1.69)%     3,041%       3,703
   December 31, 2001*     15.76      (36.96)%    2.33%**   (2.29)%**   2,341%         891

LEISURE FUND
   JUNE 30, 2005^         24.37       (4.02)%    1.53%**   (0.90)%**     222%      34,936
   December 31, 2004      25.39       23.86%     1.58%     (0.74)%       663%      51,755
   December 31, 2003      20.80       34.89%     1.65%     (0.41)%     1,353%      30,016
   December 31, 2002      15.42      (14.76)%    1.74%     (0.98)%     1,976%       2,015
   December 31, 2001*     18.09      (27.64)%    1.98%**   (1.49)%**     269%         804

PRECIOUS METALS FUND
   JUNE 30, 2005^          7.81       (8.87)%    1.43%**    0.02%**      155%      23,170
   December 31, 2004       8.57      (14.21)%    1.46%     (0.54)%       519%      35,043
   December 31, 2003       9.99       40.90%     1.54%     (0.38)%       658%      44,606
   December 31, 2002       7.09       45.59%     1.67%     (0.29)%     1,001%      38,839
   December 31, 2001       4.87       12.99%     2.18%     (0.79)%       957%         875
   December 31, 2000       4.31      (20.63)%    2.04%     (1.45)%       965%       3,400

REAL ESTATE FUND
   JUNE 30, 2005^         39.78        4.63%     1.53%**    1.84%**      385%      39,052
   December 31, 2004      38.02       29.54%     1.59%      3.06%      1,139%      26,915
   December 31, 2003      30.25       30.31%     1.64%      3.26%      1,478%      12,183
   December 31, 2002      24.96       (1.12)%    1.68%      7.60%      1,927%       1,902
   December 31, 2001*     25.77        4.09%     2.31%**    5.75%**       17%         162

RETAILING FUND
   JUNE 30, 2005^         28.18        5.74%     1.53%**   (0.84)%**     162%      38,714
   December 31, 2004      26.65       10.06%     1.58%     (0.83)%       609%      20,800
   December 31, 2003      25.99       35.27%     1.64%     (1.04)%       785%      15,149
   December 31, 2002      19.29      (21.91)%    1.81%     (1.23)%     1,668%       3,102
   December 31, 2001*     25.65        2.60%     2.24%**   (1.65)%**     740%       1,994

TECHNOLOGY FUND
   JUNE 30, 2005^         12.81       (5.11)%    1.52%**   (1.16)%**     289%      16,721
   December 31, 2004      13.50        1.15%     1.58%     (0.36)%       767%      19,919
   December 31, 2003      14.88       61.32%     1.64%     (1.39)%     1,302%      20,641
   December 31, 2002       9.92      (39.11)%    1.71%     (1.52)%     1,098%       5,021
   December 31, 2001*     18.61      (25.56)%    2.34%**   (2.08)%**     490%       1,216

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--TECHNOLOGY FUND; MAY 22, 2001--LEISURE FUND; MAY 24, 2001--INTERNET FUND; JUNE 19, 2001--HEALTH CARE FUND; JULY 23, 2001--RETAILING FUND; OCTOBER 1, 2001--REAL ESTATE FUND.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

  ^   UNAUDITED



162 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                             NET                                 NET INCREASE
                            ASSET                   REALIZED      (DECREASE)                    DISTRIBUTIONS
                           VALUE,       NET           AND        IN NET ASSET    DISTRIBUTIONS    FROM NET              NET INCREASE
                          BEGINNING  INVESTMENT    UNREALIZED       VALUE          FROM NET       REALIZED      TOTAL    (DECREASE)
                             OF        INCOME    GAINS (LOSSES)  RESULTING FROM   INVESTMENT       CAPITAL     DISTRI-  IN NET ASSET
                           PERIOD     (LOSS)+    ON SECURITIES    OPERATIONS        INCOME          GAINS      BUTIONS     VALUE
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND
   JUNE 30, 2005^          $ 20.53     $ .08        $ (1.11)       $ (1.03)         $  --          $  --       $  --      $ (1.03)
   December 31, 2004         18.22      (.02)          2.33           2.31             --             --          --         2.31
   December 31, 2003         13.63      (.03)          4.62           4.59             --            (--)@       (--)@       4.59
   December 31, 2002         22.56      (.05)         (8.88)         (8.93)            --             --          --        (8.93)
   December 31, 2001*        25.00      (.36)         (2.08)         (2.44)            --             --          --        (2.44)

TRANSPORTATION FUND
   JUNE 30, 2005^            31.45      (.09)         (3.57)         (3.66)            --             --          --        (3.66)
   December 31, 2004         25.97      (.20)          6.09           5.89             --           (.41)       (.41)        5.48
   December 31, 2003         21.55      (.15)          4.57           4.42             --             --          --         4.42
   December 31, 2002         24.40      (.14)         (2.71)         (2.85)            --             --          --        (2.85)
   December 31, 2001*        25.00      (.20)          (.40)          (.60)            --             --          --         (.60)

UTILITIES FUND
   JUNE 30, 2005^            17.34       .18           1.99           2.17             --             --          --         2.17
   December 31, 2004         14.96       .33           2.24           2.57           (.19)            --        (.19)        2.38
   December 31, 2003         12.24       .31           2.77           3.08           (.36)            --        (.36)        2.72
   December 31, 2002         18.23       .33          (6.31)         (5.98)          (.01)            --        (.01)       (5.99)
   December 31, 2001*        25.00       .33          (7.10)         (6.77)            --             --          --        (6.77)

                                                  RATIOS TO
                                              AVERAGE NET ASSETS:
                                              -------------------
                                                                                 NET
                           NET                                                 ASSETS,
                          ASSET                            NET                  END OF
                          VALUE,    TOTAL               INVESTMENT  PORTFOLIO   PERIOD
                          END OF  INVESTMENT   TOTAL      INCOME    TURNOVER    (000'S
                          PERIOD    RETURN    EXPENSES    (LOSS)     RATE***   OMITTED)
----------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND
   JUNE 30, 2005^         $19.50    (5.02)%    1.52%**    0.88%**      132%    $ 14,483
   December 31, 2004       20.53    12.68%     1.58%     (0.08)%       809%      30,191
   December 31, 2003       18.22    33.68%     1.64%     (0.19)%       974%      14,543
   December 31, 2002       13.63   (39.58)%    1.69%     (0.39)%       855%       6,106
   December 31, 2001*      22.56    (9.76)%    2.25%**   (1.61)%**   1,316%         407

TRANSPORTATION FUND
   JUNE 30, 2005^          27.79   (11.64)%    1.52%**   (0.62)%**      93%      16,108
   December 31, 2004       31.45    22.99%     1.57%     (0.71)%       473%      47,333
   December 31, 2003       25.97    20.51%     1.64%     (0.65)%     1,045%       8,032
   December 31, 2002       21.55   (11.68)%    1.69%     (0.63)%     1,435%       6,301
   December 31, 2001*      24.40    (2.40)%    2.16%**   (0.89)%**     609%         522

UTILITIES FUND
   JUNE 30, 2005^          19.51    12.51%     1.54%**    2.06%**      179%      54,085
   December 31, 2004       17.34    17.31%     1.57%      2.06%        904%      21,902
   December 31, 2003       14.96    25.40%     1.62%      2.29%      1,491%      13,430
   December 31, 2002       12.24   (32.83)%    1.67%      2.54%        829%      23,846
   December 31, 2001*      18.23   (27.08)%    2.08%**    1.59%**    1,040%         908

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--UTILITIES FUND; JUNE 11, 2001--TRANSPORTATION FUND; JULY 27, 2001--TELECOMMUNICATIONS FUND.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

  @   LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00019538.

  ^   UNAUDITED


                             THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT  |  163

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Variable Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. As of June 30, 2005, the Trust consisted of forty-four operating Funds: twenty-two Benchmark Funds, one Strategic Fund, one Money Market Fund, eighteen Sector Funds, and two CLS AdvisorOne Funds. This report covers the Benchmark, Strategic, Money Market, and Sector Funds (the "Funds"), while the CLS AdvisorOne Funds are contained in a separate report. Rydex Global Advisors (the "Advisor") serves as investment advisor to the Funds. Rydex Distributors, Inc. (the "Distributor") acts as principal underwriter for the Trust.

The Trust was organized on June 11, 1998 as a Delaware business trust. Effective November 2, 1998, the fund assets and liabilities of the Rydex Advisor Variable Annuity Account (the "Separate Account"), a segregated investment account of Conseco Variable Insurance Company (formerly Great American Reserve Insurance Company), were transferred to the Trust in exchange for shares of the Funds of the Trust. Shares of the Funds (full and fractional) were issued to corresponding subaccounts of the Separate Account. The value per share of each Fund was equivalent to the value of outstanding accumulation units of the corresponding subaccount. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date.

The value of domestic equity index swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to, at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of foreign equity index swap agreements entered into by the Funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the average price at which orders are being filled at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Short-term securities are valued at amortized cost, which approximates market value. Securities and assets, including index options, for which market quotations are not readily available, are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Net investment income is computed and dividends are declared daily in the U.S. Government Bond Fund and U.S. Government Money Market Fund. Income dividends in these Funds are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income and net realized capital gains are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for


164 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

D. When a Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Dividend and interest expenses and fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions.

E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Trust may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

I. A Fund may leave Cash in Custodian Bank overnight in its cash account with the custodian, U.S. Bank. Periodically, a Fund may have Cash Payable to Custodian Bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated Cash with the Broker is held as collateral for investments in derivative instruments such as futures contracts and equity index swap agreements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 165

--------------------------------------------------------------------------------

J. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

K. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

In conjunction with the use of options, futures, options on futures and swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements as well as short sales of securities include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annualized rate of 0.50% of the average daily net assets of the U.S. Government Bond Fund and the U.S. Government Money Market Fund; 0.75% of the average daily net assets of the Nova Fund, the OTC Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, and the Precious Metals Fund; 0.85% of the average daily net assets of the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Electronics Fund, the Energy Fund, the Energy Services Fund, the Financial Services Fund, the Health Care Fund, the Internet Fund, the Leisure Fund, the Real Estate Fund, the Retailing Fund, the Technology Fund, the Telecommunications Fund, the Transportation Fund, and the Utilities Fund; and 0.90% of the average daily net assets of the Ursa Fund, the Arktos Fund, the Titan 500 Fund, the Velocity 100 Fund, the Medius Fund, the Inverse Mid-Cap Fund, the Mekros Fund, the Inverse Small-Cap Fund, the Juno Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Long Dynamic Dow 30 Fund, the Inverse


166 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

Dynamic Dow 30 Fund, and the Sector Rotation Fund. Certain officers and trustees of the Trust are also officers of the Advisor.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust calculated at an annual percentage rate of 0.20% of the average daily net assets of the U.S. Government Bond Fund and the U.S. Government Money Market Fund; and 0.25% of the average daily net assets of the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Titan 500 Fund, the Velocity 100 Fund, the Medius Fund, the Inverse Mid-Cap Fund, the Mekros Fund, the Inverse Small-Cap Fund, the Juno Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Long Dynamic Dow 30 Fund, the Inverse Dynamic Dow 30 Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, the Sector Rotation Fund, the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Electronics Fund, the Energy Fund, the Energy Services Fund, the Financial Services Fund, the Health Care Fund, the Internet Fund, the Leisure Fund, the Precious Metals Fund, the Real Estate Fund, the Retailing Fund, the Technology Fund, the Telecommunications Fund, the Transportation Fund, and the Utilities Fund.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Funds. Certain officers and trustees of the Trust are also officers of the Servicer.

The Servicer also provides other necessary services to the Trust, such as auditing services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets or average net assets, as applicable.

The Trust has adopted an Investor Services Plan for which the Distributor, an affiliated entity, and other firms that provide shareholder services ("Service Providers") may receive compensation. The Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.

4. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current year, swap reclasses, capital loss carryforward expired, amortization of organizational cost, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 167

--------------------------------------------------------------------------------

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS

At June 30, 2005, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                               TAX            TAX            NET
                                                TAX     UNREALIZED     UNREALIZED     UNREALIZED
FUND                                           COST           GAIN           LOSS    GAIN (LOSS)
------------------------------------------------------------------------------------------------
Nova Fund                             $ 132,231,406   $  9,215,442   $ (1,679,219)  $  7,536,223
Ursa Fund                                32,968,088        262,718             --        262,718
OTC Fund                                 83,159,092     29,636,295       (431,606)    29,204,689
Arktos Fund                              32,391,610        702,601             --        702,601
Titan 500 Fund                           23,480,832      2,798,975       (304,592)     2,494,383
Velocity 100 Fund                        29,547,725      3,692,348       (780,514)     2,911,834
Medius Fund                              69,101,933      2,305,666       (300,293)     2,005,373
Inverse Mid-Cap Fund                      2,648,397          2,349             --          2,349
Mekros Fund                              63,003,251      3,241,843       (321,420)     2,920,423
Inverse Small-Cap Fund                    8,649,900             --        (92,154)       (92,154)
U.S. Government Bond Fund                64,603,337      3,697,671             --      3,697,671
Juno Fund                                71,148,574             --       (281,921)      (281,921)
Large-Cap Europe Fund                    19,349,884        115,820       (157,138)       (41,318)
Large-Cap Japan Fund                      4,631,604             --        (18,657)       (18,657)
Long Dynamic Dow 30 Fund                 11,391,564         11,330       (166,060)      (154,730)
Inverse Dynamic Dow 30 Fund               7,701,933        284,617             --        284,617
Small-Cap Value Fund                     20,371,384      3,281,140             --      3,281,140
Mid-Cap Value Fund                       51,754,578      1,620,955       (131,627)     1,489,328
Large-Cap Value Fund                     14,466,333      1,119,707        (46,784)     1,072,923
Small-Cap Growth Fund                    12,999,288      3,489,730         (1,899)     3,487,831
Mid-Cap Growth Fund                      21,959,692      1,260,853       (112,055)     1,148,798
Large-Cap Growth Fund                    12,079,660        695,248        (26,571)       668,677
Sector Rotation Fund                     31,989,441      3,963,119       (253,066)     3,710,053
U.S.Government Money
   Market Fund                          216,844,905             --             --             --
Banking Fund                             18,459,299      1,393,082        (14,012)     1,379,070
Basic Materials Fund                     30,928,902      4,375,347       (641,357)     3,733,990
Biotechnology Fund                        7,075,757      2,180,456           (427)     2,180,029
Consumer Products Fund                   35,169,223      4,729,284        (71,323)     4,657,961
Electronics Fund                          6,129,646        627,422         (6,674)       620,748
Energy Fund                              80,605,093     20,707,410        (29,225)    20,678,185
Energy Services Fund                     60,006,081     11,345,404         (6,357)    11,339,047
Financial Services Fund                  35,569,522      1,718,788       (188,198)     1,530,590
Health Care Fund                         54,154,619      8,953,417       (254,614)     8,698,803
Internet Fund                               871,314      4,259,538             --      4,259,538
Leisure Fund                             39,988,305      2,776,178       (595,658)     2,180,520
Precious Metals Fund                     22,959,376      8,048,220       (100,953)     7,947,267
Real Estate Fund                         38,972,874      6,401,357         (2,293)     6,399,064
Retailing Fund                           40,111,023      5,760,547       (233,712)     5,526,835
Technology Fund                          16,568,492      2,406,402        (71,672)     2,334,730
Telecommunications Fund                  13,952,942      4,984,412        (27,187)     4,957,225
Transportation Fund                      14,247,145      4,946,033        (21,423)     4,924,610
Utilities Fund                           60,718,045      5,793,401            (29)     5,793,372

5. REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U. S. Treasury or U.S. Government Agencies. The collateral is in the possession of the Trust's custodian and is evaluated daily to ensure that its market value exceeds 102% of the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed by the joint account and outstanding as of June 30, 2005, are as follows:

COUNTERPARTY                   TERMS OF AGREEMENT     FACE VALUE    MARKET VALUE   MATURITY VALUE
-------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.          2.85% due 07/01/05   $ 74,241,095   $  74,241,095   $   74,246,973
UBS Financial Services, Inc.   2.93% due 07/01/05     55,000,000      55,000,000       55,004,476
Morgan Stanley                 2.90% due 07/01/05     50,000,000      50,000,000       50,004,028
Citigroup, Inc.                2.85% due 07/01/05     50,000,000      50,000,000       50,003,958
Credit Suisse First Boston     2.90% due 07/01/05      4,999,456       4,999,456        4,999,859
-------------------------------------------------------------------------------------------------
                                                                   $ 234,240,551   $  234,259,294
-------------------------------------------------------------------------------------------------


168 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

As of June 30, 2005, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                    RANGE OF RATES        PAR VALUE    MARKET VALUE
--------------------------------------------------------------------------------
U. S. Treasury Bonds             6.125% - 8.000%   $ 113,017,000   $ 149,359,127
U. S. Treasury Notes             3.000% - 3.875%      29,876,785      30,086,953
U. S. Treasury Bills             1.500% - 1.625%      59,429,000      59,493,924
--------------------------------------------------------------------------------
                                                                   $ 238,940,004
--------------------------------------------------------------------------------

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

6. SECURITIES TRANSACTIONS

During the period ended June 30, 2005, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                                                                                                            INVERSE
                    NOVA           URSA            OTC         ARKTOS      TITAN 500       VELOCITY         MEDIUS          MID-CAP
                    FUND           FUND           FUND           FUND           FUND       100 FUND           FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------------
Purchases   $180,275,353   $         --   $123,718,752   $         --   $ 53,398,728   $ 43,336,827   $149,695,197     $         --
Sales       $186,980,504   $         --   $196,061,776   $         --   $ 50,879,541   $ 58,393,959   $131,756,890     $         --

                                INVERSE           U.S.                                                                      INVERSE
                  MEKROS      SMALL-CAP     GOVERNMENT           JUNO      LARGE-CAP      LARGE-CAP   LONG DYNAMIC          DYNAMIC
                    FUND           FUND      BOND FUND           FUND    EUROPE FUND     JAPAN FUND    DOW 30 FUND      DOW 30 FUND
-----------------------------------------------------------------------------------------------------------------------------------
Purchases   $ 95,183,230   $         --   $255,281,376   $101,693,738   $ 19,316,541   $         --   $ 32,420,252     $         --
Sales       $115,347,128   $         --   $251,115,337   $106,584,659   $  7,294,674   $         --   $ 30,972,809     $         --

                                                                                                                    U.S. GOVERNMENT
               SMALL-CAP        MID-CAP      LARGE-CAP      SMALL-CAP        MID-CAP      LARGE-CAP         SECTOR     MONEY MARKET
              VALUE FUND     VALUE FUND     VALUE FUND    GROWTH FUND    GROWTH FUND    GROWTH FUND  ROTATION FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------------
Purchases   $ 90,804,499   $201,457,710   $ 45,334,348   $ 57,122,601   $ 71,194,069   $ 46,199,829   $ 32,076,251     $         --
Sales       $113,993,321   $173,302,477   $ 42,664,896   $ 72,587,544   $ 71,370,955   $ 54,048,866   $ 30,322,419     $         --

                                  BASIC     BIOTECHNO-       CONSUMER
                 BANKING      MATERIALS           LOGY       PRODUCTS    ELECTRONICS         ENERGY         ENERGY        FINANCIAL
                    FUND           FUND           FUND           FUND           FUND           FUND  SERVICES FUND    SERVICES FUND
-----------------------------------------------------------------------------------------------------------------------------------
Purchases   $ 58,669,683   $ 81,505,181   $ 50,964,721   $ 69,473,670   $ 53,621,893   $152,143,694   $115,137,843     $103,617,752
Sales       $ 61,562,772   $ 92,737,295   $ 49,451,379   $ 58,940,531   $ 58,414,739   $142,441,518   $ 96,841,620     $114,144,273

                  HEALTH       INTERNET        LEISURE       PRECIOUS    REAL ESTATE      RETAILING     TECHNOLOGY     TELECOMMUNI-
               CARE FUND           FUND           FUND    METALS FUND           FUND           FUND           FUND     CATIONS FUND
-----------------------------------------------------------------------------------------------------------------------------------
Purchases   $ 78,495,763   $ 49,587,216   $ 90,131,990   $ 39,919,102   $113,468,290   $ 57,974,207   $ 44,320,025     $ 24,073,314
Sales       $ 58,429,134   $ 76,913,294   $104,828,809   $ 47,736,940   $102,041,144   $ 41,840,348   $ 46,444,717     $ 38,161,373

             TRANSPORTA-      UTILITIES
               TION FUND           FUND
---------------------------------------
Purchases   $ 29,850,984   $ 96,584,365
Sales       $ 55,772,111   $ 68,902,194


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 169

--------------------------------------------------------------------------------

7. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the periods presented were:

                                       SHARES PURCHASED         PURCHASED THROUGH DIVIDEND REINVESTMENT
-------------------------------------------------------------------------------------------------------
                                Period Ended    Period Ended     Period Ended     Period Ended
                                  June 30,      December 31,       June 30,       December 31,
                                   2005**           2004            2005**            2004
-------------------------------------------------------------------------------------------------------
Nova Fund                        36,249,477       90,616,423              --           5,509
Ursa Fund                        29,623,168       82,042,906              --              --
OTC Fund                         14,788,454       63,676,586              --              --
Arktos Fund                       9,727,954       44,660,602              --              --
Titan 500 Fund                    6,230,179       15,611,147+             --         178,835+
Velocity 100 Fund                 7,599,944       24,569,991              --          98,519
Medius Fund                       9,908,657       12,074,008              --          90,131
Inverse Mid-Cap Fund                421,473          513,351*             --              --*
Mekros Fund                       7,934,211       31,242,771              --          99,077
Inverse Small-Cap Fund            2,715,131        3,226,890*             --              --*
U.S. Government Bond Fund        21,015,490       45,444,606          67,104         348,904
Juno Fund                         6,824,177       14,299,702              --          21,754
Large-Cap Europe Fund             2,997,333       10,082,773              --         277,971
Large-Cap Japan Fund              2,643,705       10,263,349              --              --
Long Dynamic Dow 30 Fund          3,338,933        4,274,233*             --          18,209*
Inverse Dynamic Dow 30 Fund         527,015          563,094*             --           1,763*
Small-Cap Value Fund              3,474,944        6,233,134*             --          46,592*
Mid-Cap Value Fund                7,768,653        5,683,108*             --          38,010*
Large-Cap Value Fund              1,842,346        4,401,160*             --           5,999*
Small-Cap Growth Fund             2,282,412        7,927,790*             --          13,586*
Mid-Cap Growth Fund               2,787,013        4,476,551*             --              --*
Large-Cap Growth Fund             1,959,470        4,453,786*             --           9,024*
Sector Rotation Fund              1,609,783        4,500,722              --              --
U.S. Government Money
  Market Fund                   635,210,310    1,972,975,149       1,944,398         599,121
Banking Fund                        942,201        3,683,273              --          22,451
Basic Materials Fund              1,652,303        6,449,206              --          31,848
Biotechnology Fund                3,106,299       10,521,809              --              --
Consumer Products Fund            1,824,432        5,283,129              --          12,332
Electronics Fund                  4,737,138        9,292,973              --              --
Energy Fund                       3,714,929        8,102,044              --             851
Energy Services Fund              5,411,359       10,663,226              --              --
Financial Services Fund           1,226,081        4,944,363              --           2,047
Health Care Fund                  3,032,091        7,516,391              --          11,670
Internet Fund                     3,222,362       11,387,357              --              --
Leisure Fund                      1,678,733        6,284,802              --           8,285
Precious Metals Fund              6,731,126       25,690,194              --              --
Real Estate Fund                  3,624,398        7,575,845              --          14,517
Retailing Fund                    1,544,575        3,884,919              --          36,444
Technology Fund                   2,935,578        8,534,083              --          95,745
Telecommunications Fund           1,002,608        8,754,908              --              --
Transportation Fund                 741,297        4,554,584              --          11,895
Utilities Fund                    5,051,418        8,779,497              --          16,775

                                       SHARES REDEEMED          NET SHARES PURCHASED (REDEEMED)
-----------------------------------------------------------------------------------------------
                                Period Ended    Period Ended     Period Ended     Period Ended
                                  June 30,      December 31,       June 30,       December 31,
                                   2005**           2004            2005**            2004
-----------------------------------------------------------------------------------------------
Nova Fund                        (35,487,812)     (86,199,014)          761,665      4,422,918
Ursa Fund                        (26,897,235)     (81,455,066)        2,725,933        587,840
OTC Fund                         (21,060,452)     (60,083,217)       (6,271,998)     3,593,369
Arktos Fund                       (9,315,458)     (44,969,096)          412,496       (308,494)
Titan 500 Fund                    (6,418,765)     (15,733,937)         (188,586)        56,045
Velocity 100 Fund                 (8,554,335)     (24,044,387)         (954,391)       624,123
Medius Fund                       (8,917,333)     (11,624,803)          991,324        539,336
Inverse Mid-Cap Fund                (390,295)        (483,399)*          31,178         29,952*
Mekros Fund                       (9,444,060)     (32,129,037)       (1,509,849)      (787,189)
Inverse Small-Cap Fund            (2,642,949)      (3,125,460)*          72,182        101,430*
U.S. Government Bond Fund        (19,932,259)     (47,295,141)        1,150,335     (1,501,631)
Juno Fund                         (6,615,979)     (13,350,258)          208,198        971,198
Large-Cap Europe Fund             (4,540,153)      (9,610,609)       (1,542,820)       750,135
Large-Cap Japan Fund              (2,962,872)     (10,209,517)         (319,167)        53,832
Long Dynamic Dow 30 Fund          (3,238,478)      (3,889,949)*         100,455        402,493*
Inverse Dynamic Dow 30 Fund         (484,170)        (491,185)*          42,845         73,672*
Small-Cap Value Fund              (4,276,152)      (4,640,310)*        (801,208)     1,639,416*
Mid-Cap Value Fund                (6,750,260)      (5,001,795)*       1,018,393        719,323*
Large-Cap Value Fund              (1,753,615)      (4,004,572)*          88,731        402,587*
Small-Cap Growth Fund             (2,844,057)      (6,881,201)*        (561,645)     1,060,175*
Mid-Cap Growth Fund               (2,837,989)      (3,713,416)*         (50,976)       763,135*
Large-Cap Growth Fund             (2,350,547)      (3,685,764)*        (391,077)       777,046*
Sector Rotation Fund              (1,530,769)      (4,057,096)           79,014        443,626
U.S. Government Money
  Market Fund                   (605,610,220)  (2,038,389,174)       31,544,488    (64,814,904)
Banking Fund                      (1,031,196)      (3,628,353)          (88,995)        77,371
Basic Materials Fund              (2,062,088)      (6,676,726)         (409,785)      (195,672)
Biotechnology Fund                (3,022,677)     (10,837,968)           83,622       (316,159)
Consumer Products Fund            (1,518,791)      (4,854,051)          305,641        441,410
Electronics Fund                  (5,154,519)     (10,013,806)         (417,381)      (720,833)
Energy Fund                       (3,409,109)      (7,482,312)          305,820        620,583
Energy Services Fund              (4,677,012)      (9,754,684)          734,347        908,542
Financial Services Fund           (1,602,090)      (4,058,517)         (376,009)       887,893
Health Care Fund                  (2,239,590)      (7,480,537)          792,501         47,524
Internet Fund                     (5,088,308)     (10,926,035)       (1,865,946)       461,322
Leisure Fund                      (2,283,481)      (5,697,860)         (604,748)       595,227
Precious Metals Fund              (7,854,960)     (26,062,658)       (1,123,834)      (372,464)
Real Estate Fund                  (3,350,585)      (7,285,153)          273,813        305,209
Retailing Fund                      (951,430)      (3,723,686)          593,145        197,677
Technology Fund                   (3,105,398)      (8,542,253)         (169,820)        87,575
Telecommunications Fund           (1,730,553)      (8,082,480)         (727,945)       672,428
Transportation Fund               (1,666,860)      (3,370,608)         (925,563)     1,195,871
Utilities Fund                    (3,542,909)      (8,430,853)        1,508,509        365,419

*     SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004.

**    UNAUDITED

+ VALUES HAVE BEEN RESTATED TO REFLECT A RECLASSIFICATION FROM SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT TO SHARES PURCHASED. THIS RECLASSIFICATION HAD NO EFFECT ON NET SHARES PURCHASED FOR THAT PERIOD.


170 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

8. PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At June 30, 2005, the pooled cash collateral investments consisted of repurchase agreements (52.27%), commercial paper (28.42%), corporate bonds (19.30%), and money market mutual funds (0.01%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2005, the following funds participated in securities lending and received cash collateral:

                                                                        VALUE OF
                                                             CASH     SECURITIES
FUND                                                   COLLATERAL         LOANED
----                                                 ------------   ------------
Nova Fund                                            $ 13,482,745   $ 12,957,322
OTC Fund                                               18,457,213     17,652,630
Titan 500 Fund                                          3,128,556      3,004,466
Velocity 100 Fund                                       4,070,625      3,894,080
Medius Fund                                             7,519,722      7,196,327
Mekros Fund                                             4,811,514      4,582,262
Long Dynamic Dow 30 Fund                                  373,693        358,807
Small-Cap Value Fund                                    1,237,401      1,185,508
Mid-Cap Value Fund                                      4,815,897      4,619,029
Large-Cap Value Fund                                    2,107,661      2,027,079
Small-Cap Growth Fund                                   2,130,432      2,060,253
Mid-Cap Growth Fund                                     3,319,558      3,180,690
Large-Cap Growth Fund                                   1,292,155      1,235,847
Sector Rotation Fund                                    6,331,785      6,095,154
Banking Fund                                            2,027,818      1,951,573
Basic Materials Fund                                    4,239,189      4,058,505
Biotechnology Fund                                      1,557,613      1,502,049
Consumer Products Fund                                  5,451,821      5,259,693
Electronics Fund                                          302,089        287,929
Energy Fund                                            17,475,095     16,903,567
Energy Services Fund                                   18,435,732     17,887,147
Financial Services Fund                                 4,225,213      4,083,493
Health Care Fund                                       10,347,303      9,955,605
Internet Fund                                             585,443        538,995
Leisure Fund                                            7,100,004      6,774,408
Precious Metals Fund                                    7,712,141      7,195,896
Real Estate Fund                                        6,491,667      6,298,945
Retailing Fund                                          6,806,174      6,491,449
Technology Fund                                         2,032,224      1,928,196
Telecommunications Fund                                 4,422,900      4,072,886
Transportation Fund                                     3,117,585      2,910,298
Utilities Fund                                         12,507,102     11,979,109


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 171

OTHER INFORMATION
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.


172 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

INFORMATION
ON BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                  LENGTH OF SERVICE
NAME, POSITION AND                   AS TRUSTEE                   NUMBER OF
  YEAR OF BIRTH                     (YEAR BEGAN)               FUNDS OVERSEEN
-------------------------    ----------------------------    -------------------

CARL G. VERBONCOEUR*          Rydex Series Funds - 2004              104
Trustee, President (1952)    Rydex Variable Trust - 2004
                              Rydex Dynamic Funds - 2004
                                Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)
                             ----------------------------

MICHAEL P. BYRUM*             Rydex Series Funds - 2005              105
Trustee, Vice President      Rydex Variable Trust - 2005
and Secretary (1970)          Rydex Dynamic Funds - 2005
                                Rydex ETF Trust - 2005
                                Rydex Capital Partners
                                  SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust, (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to present); President of Rydex Global Advisors (2004 to present); Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to 2004)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                  LENGTH OF SERVICE
NAME, POSITION AND                    AS TRUSTEE                  NUMBER OF
  YEAR OF BIRTH                      (YEAR BEGAN)              FUNDS OVERSEEN
-------------------------    ----------------------------    -------------------

COREY A. COLEHOUR             Rydex Series Funds - 1993              104
Trustee (1945)               Rydex Variable Trust - 1998
                              Rydex Dynamic Funds - 1999
                                Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company
                             ----------------------------

J. KENNETH DALTON             Rydex Series Funds - 1995              104
Trustee (1941)               Rydex Variable Trust - 1998
                              Rydex Dynamic Funds - 1999
                                Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group
                             ----------------------------

JOHN O. DEMARET               Rydex Series Funds - 1997              105
Trustee (1940)               Rydex Variable Trust - 1998
                              Rydex Dynamic Funds - 1999
                                Rydex ETF Trust - 2003
                                Rydex Capital Partners
                                  SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired
                             ----------------------------


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 173

INFORMATION
ON BOARD OF TRUSTEES AND OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------

                                  LENGTH OF SERVICE
NAME, POSITION AND                    AS TRUSTEE                  NUMBER OF
  YEAR OF BIRTH                      (YEAR BEGAN)              FUNDS OVERSEEN
-------------------------    ----------------------------    -------------------

WERNER E. KELLER              Rydex Series Funds - 2005              105
Trustee (1940)               Rydex Variable Trust - 2005
                              Rydex Dynamic Funds - 2005
                                Rydex ETF Trust - 2005
                                Rydex Capital Partners
                                  SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)
                             ----------------------------

THOMAS F. LYDON, JR.          Rydex Series Funds - 2005              105
Trustee (1960)               Rydex Variable Trust - 2005
                              Rydex Dynamic Funds - 2005
                                Rydex ETF Trust - 2005
                                Rydex Capital Partners
                                  SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments
                             ----------------------------

PATRICK T. MCCARVILLE         Rydex Series Funds - 1997              104
Trustee (1942)               Rydex Variable Trust - 1998
                              Rydex Dynamic Funds - 1999
                                Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.
                             ----------------------------

ROGER SOMERS                  Rydex Series Funds - 1993              104
Trustee (1944)               Rydex Variable Trust - 1998
                              Rydex Dynamic Funds - 1999
                                Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

NAME, POSITION AND                               PRINCIPAL OCCUPATIONS
  YEAR OF BIRTH                                  DURING PAST FIVE YEARS
-------------------------                       ------------------------

NICK BONOS*                             Vice President and Treasurer of Rydex
Vice President and Treasurer (1963)     Series Funds, Rydex Variable Trust,
                                        Rydex Dynamic Funds, Rydex ETF Trust,
                                        and Rydex Capital Partners SPhinX Fund,
                                        2003 to present; Senior Vice President
                                        of Rydex Fund Services, Inc., 2003 to
                                        present; Vice President of Accounting of Rydex Fund Services, Inc., 2000 to 2003.

JOANNA M. HAIGNEY*                      Chief Compliance Officer Rydex Series
Chief Compliance Officer and            Funds, Rydex Variable Trust, and Rydex
Assistant Secretary (1967)              Dynamic Funds, 2004 to present;
                                        Assistant Secretary of Rydex Series
                                        Funds, Rydex Variable Trust, and Rydex
                                        Dynamic Funds, 2000 to present;
                                        Assistant Secretary of Rydex ETF Trust,
                                        2002 to present. Secretary of Rydex
                                        Capital Partners SPhinX Fund, 2003 to
                                        present. Vice President of Compliance of Rydex Fund Services, Inc., 2000 to present.

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


174 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

This page intentionally left blank.

--------------------------------------------------------------------------------

This page intentionally left blank.

--------------------------------------------------------------------------------

This page intentionally left blank.

[LOGO] RYDEXINVESTMENTS
            Essential for modern markets(TM)

            9601 Blackwell Road, Suite 500
            Rockville, MD 20850
            www.rydexinvestments.com
            800-820-0888
            RVASEMI-3-0705x1205

                                                                   JUNE 30, 2005
                                                            RYDEX VARIABLE TRUST
                                         CLS ADVISORONE FUNDS SEMI-ANNUAL REPORT

                                                                    AMERIGO FUND
                                                                   CLERMONT FUND


                                                         [LOGO] RYDEXINVESTMENTS
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ................................................    2

ABOUT SHAREHOLDERS' FUND EXPENSES .........................................    4

FUND PROFILES .............................................................    6

SCHEDULES OF INVESTMENTS ..................................................    7

STATEMENTS OF ASSETS AND LIABILITIES ......................................    9

STATEMENTS OF OPERATIONS ..................................................   10

STATEMENTS OF CHANGES IN NET ASSETS .......................................   11

FINANCIAL HIGHLIGHTS ......................................................   12

NOTES TO FINANCIAL STATEMENTS .............................................   13

OTHER INFORMATION .........................................................   17

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS .............................   18


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The first six months of 2005 were a frustrating environment for equity investors. The broad market indices remained trapped within the trading range that has defined the markets for much of the past year. The market's overall lack of direction made the implementation of investment strategies of all stripes challenging at best. In this difficult and choppy environment, the Dow Jones Industrial Average Index fell 3.58%, the S&P 500(R) Index pulled back 0.81% and the tech-laden Nasdaq 100 Index(R) lost 7.86% of its value. Small stocks underperformed their larger counterparts, as the small-cap Russell 2000(R) Index fell 1.24% compared to a decline of 0.78% for the large-cap Russell 1000(R) Index. The market's cautious tone was also evident in the horse race between growth and value, with value generally outperforming growth.

Clearly, the influence of high and rising energy prices was a major influence on stock prices. The lockstep relationship between oil prices and stocks--as oil rose, stocks fell--remained in place throughout the first half of the year. Thus the rise in the price of crude oil from $41.51 a barrel at the beginning of the year to a peak of $60.48 a barrel by the end of June was a major contributor to the market's lackluster performance. As one might expect, this environment had hugely positive implications for energy and energy services stocks, which rose 19.59% and 18.42%, respectively, during the period.

AMERIGO FUND

For the first six months of 2005, Amerigo returned -0.75% compared to the total return of -0.81% for the S&P 500(R) Index. To use a baseball analogy to describe our recent strategy over this period, we believed that the risk of "striking out" exceeded the reward of hitting a potential home run. As a result, we only swung at the "pitches" we felt confident we could hit and tried to keep moving the players around the bases with singles. The nice part about investing is that you don't have to swing at every ball that crosses the plate. We met our objective as Amerigo essentially had a total return similar to the market as a whole.

During the past six months, several allocations to the different asset classes within the portfolio were made. We reduced our allocations to developed market international equity investments by just over 35%. Weakness in Europe and Japan were the primary reasons for the reduction. We continue to remain positive on emerging market international investments, particularly Asia. We also increased our allocations to the mid-cap blend and large-cap growth asset classes. Within the large-cap growth asset class, we found healthcare and technology attractive as the second quarter progressed.

CLERMONT FUND

For the six months ended June 30, 2005, Clermont, a conservative balanced fund, returned -0.73% compared to a blended index total return of -0.17%. The blended index used for this comparison was comprised of 45% of the total return of the S&P 500 Index and 55% of the return of the Lehman Brothers 1-5 Year Government Credit Index. The slight underperformance for the period came almost entirely on the fixed-income side of the portfolio.

Year to date, we increased our equity allocations to the mid-cap blend asset class and the consumer staples sector. Proceeds for these purchases came primarily from a reduction in the portfolio's international exposure. Clermont's international exposure was reduced by just over 35% over the past six months. The reduction in the fund's international exposure was made primarily due to weakness in Japan and Europe.

Having the largest impact on the year-to-date return of Clermont was the underperformance of the fixed-income securities within the fund. Our research indicates that equities are more attractive than fixed-income securities at the present time. As a result we are "overweight equities." As part of our risk control process, if we overweight equities, we must invest in more conservative fixed-income investments in order to keep the risk profile of the portfolio in balance. It was these shorter duration, high quality securities that caused a drag on Clermont's performance during the months of April and May.


2 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

It is difficult at this juncture to identify a catalyst that will cause equities to break out of the current trading range. Earnings growth is good but slowing. Valuations, while not at historical highs, are not cheap either. Economic growth, inflation, fiscal policy and consumer spending all remain broadly supportive of stock prices. Interest rates, while poised to rise, do not look to be a threat to either the economy or to stock prices at this point.

Strategies that have worked well in this environment--sector rotation and equal-weight strategies in particular--are likely to continue doing well. We also think a fair degree of caution on the fixed-income side is appropriate. With the Fed continuing to raise rates, it would not be surprising to see long-term interest rates adjust accordingly.

We appreciate the trust you have placed in Rydex Investments by investing with us.

Sincerely,


/s/ Carl G. Verboncoeur

Carl G. Verboncoeur
President


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS' FUND EXPENSES
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2004 and ending June 30, 2005.

The following table illustrates your fund's costs in two ways:

1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the Securities Exchange Commission requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by some of the fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.


4 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES (CONCLUDED)
--------------------------------------------------------------------------------

                                           BEGINNING          ENDING      EXPENSES
                         EXPENSE       ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING
                          RATIO+   DECEMBER 31, 2004   JUNE 30, 2005       PERIOD*
----------------------------------------------------------------------------------
ACTUAL FUND RETURN
   Amerigo Fund             1.58%          $1,000.00       $  992.50         $7.89
   Clermont Fund            1.58%           1,000.00          992.70          7.89
----------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
   Amerigo Fund             1.58%           1,000.00        1,016.98          8.02
   Clermont Fund            1.58%           1,000.00        1,016.98          8.02

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365. EXPENSES SHOWN DO NOT INCLUDE ADDITIONAL FEES CHARGED BY INSURANCE COMPANIES.

+     ANNUALIZED


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 5

FUND PROFILES
--------------------------------------------------------------------------------

AMERIGO FUND

OBJECTIVE:   Seeks long-term growth of capital without regard to current income.

INCEPTION:   July 1, 2003

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                               AMERIGO FUND

             INSURANCE                                      2%
             EXCHANGE TRADED FUNDS                         97%
             MONEY MARKET MUTUAL FUNDS                      1%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
iShares MSCI Emerging Markets Index Fund                                   12.9%
iShares Russell 1000 Value Index Fund                                      10.4%
iShares Russell Midcap Growth Index Fund                                   10.3%
Nasdaq-100 Index Tracking Stock                                             6.9%
iShares MSCI EAFE Index Fund                                                6.1%
Consumer Staples Select Sector SPDR Fund                                    5.8%
iShares S&P 500 Index Fund U.S.                                             4.8%
iShares Dow Jones U.S. Transportation Index Fund                            4.6%
Vanguard Mid-Cap VIPERs                                                     4.6%
SPDR Trust Series 1                                                         4.1%
--------------------------------------------------------------------------------
Top Ten Total                                                              70.5%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.

CLERMONT FUND

OBJECTIVE:   Seeks a combination of current income and growth of capital.

INCEPTION:   July 1, 2003

INDUSTRY DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                                  CLERMONT FUND

             INSURANCE                                      1%
             EXCHANGE TRADED FUNDS                         81%
             MONEY MARKET MUTUAL FUNDS                      6%
             MUTUAL FUNDS                                   6%
             FEDERAL AGENCY BONDS                           6%

"Industry Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
Vanguard Mid-Cap VIPERs                                                     8.1%
iShares Lehman 1-3 Year Treasury Bond Fund                                  8.0%
iShares MSCI EAFE Index Fund                                                7.0%
iShares S&P 100 Index Fund                                                  5.7%
iShares Morningstar Mid Core Index Fund                                     5.3%
iShares Russell 1000 Value Index Fund                                       5.2%
iShares Dow Jones Select Dividend Index Fund                                5.2%
United States Treasury Inflation Indexed Bonds                              4.8%
First American Prime Obligations Fund                                       4.5%
iShares Morningstar Large Core Index Fund                                   4.5%
--------------------------------------------------------------------------------
Top Ten Total                                                              58.3%
--------------------------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.


6 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   AMERIGO FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCK  1.9%
Berkshire Hathaway, Inc. --
   Class A*                                                36   $     3,006,000
                                                                ---------------
TOTAL COMMON STOCK
  (Cost $3,258,853)                                                   3,006,000
                                                                ---------------

EXCHANGE TRADED FUNDS  97.3%
iShares MSCI Emerging Markets
   Index Fund+                                        288,000        20,620,800
iShares Russell 1000 Value
   Index Fund+                                        249,000        16,613,280
iShares Russell Midcap Growth
   Index Fund+                                        192,000        16,517,760
Nasdaq-100 Index Tracking Stock+                      298,000        10,963,420
iShares MSCI EAFE Index Fund                          186,000         9,729,660
Consumer Staples Select Sector
   SPDR Fund+                                         408,000         9,273,840
iShares S&P 500 Index Fund U.S.                        64,000         7,628,800
iShares Dow Jones U.S.
   Transportation Index Fund+                         118,500         7,414,545
Vanguard Mid-Cap VIPERs*                              124,000         7,406,520
SPDR Trust Series 1+                                   55,500         6,611,160
Vanguard Value VIPERs+                                117,000         6,420,960
iShares Dow Jones U.S. Healthcare
   Sector Index Fund                                  101,000         6,183,220
iShares S&P 100 Index Fund+                            93,000         5,176,380
Vanguard Health Care VIPERs+                           86,000         4,504,680
iShares Morningstar Mid Core
   Index Fund+                                         64,000         4,336,640
iShares MSCI Netherlands
   Index Fund+                                        163,000         3,044,840
iShares Morningstar Large Core
   Index Fund                                          47,000         2,980,270
iShares Russell 1000 Growth
   Index Fund+                                         56,000         2,688,000
iShares MSCI Spain Index+                              75,000         2,557,500
iShares MSCI United Kingdom
   Index Fund+                                        119,000         2,138,430
iShares S&P Global 100 Index Fund                      30,000         1,800,300
Vanguard Emerging Markets VIPERs*                      21,000         1,030,050
                                                                ---------------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $142,960,043)                                              155,641,055
                                                                ---------------
MONEY MARKET MUTUAL FUND  0.7%
First American Prime
   Obligations Fund                                 1,154,146         1,154,146
                                                                ---------------
TOTAL MONEY MARKET MUTUAL FUND
  (Cost $1,154,146)                                                   1,154,146
                                                                ---------------

                                                                         MARKET
                                                         FACE             VALUE
                                                       AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL  29.3%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 7)                            $ 46,810,278   $    46,810,278
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $46,810,278)                                                46,810,278
                                                                ---------------
TOTAL INVESTMENTS 129.2%
   (Cost $194,183,320)                                          $   206,611,479
                                                                ===============
LIABILITIES IN EXCESS OF
   OTHER ASSETS - (29.2)%                                       $   (46,738,717)
                                                                ===============
NET ASSETS - 100.0%                                             $   159,872,762

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      7.

See Notes to Financial Statements.


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
   CLERMONT FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                       SHARES          (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCK  1.1%
Berkshire Hathaway, Inc. --
   Class A*                                                12   $     1,002,000
                                                                ---------------
TOTAL COMMON STOCK
  (Cost $1,037,838)                                                   1,002,000
                                                                ---------------
EXCHANGE TRADED FUNDS  65.6%
Vanguard Mid-Cap VIPERs*                              129,000         7,705,170
iShares Lehman 1-3 Year Treasury
   Bond Fund+                                          94,000         7,636,560
iShares MSCI EAFE Index Fund                          128,000         6,695,680
iShares S&P 100 Index Fund+                            97,000         5,399,020
iShares Morningstar Mid Core
   Index Fund+                                         75,000         5,082,000
iShares Russell 1000 Value
   Index Fund+                                         75,000         5,004,000
iShares Dow Jones Select Dividend
   Index Fund+                                         80,000         4,938,400
iShares Morningstar Large Core
   Index Fund+                                         67,000         4,248,470
Vanguard Consumer Staples VIPERs                       73,000         4,025,950
iShares Russell Midcap Growth
   Index Fund+                                         36,000         3,097,080
iShares Dow Jones U.S. Healthcare
   Sector Index Fund+                                  45,000         2,754,900
iShares MSCI United Kingdom
   Index Fund                                         106,000         1,904,820
Vanguard Health Care VIPERs+                           35,000         1,833,300
iShares Lehman Aggregate
   Bond Fund                                           14,200         1,467,996
iShares S&P Global 100 Index Fund                      14,000           840,140
                                                                ---------------
TOTAL EXCHANGE TRADED FUNDS
  (Cost $58,811,632)                                                 62,633,486
                                                                ---------------
MONEY MARKET MUTUAL FUND  4.5%
First American Prime
   Obligations Fund                                 4,325,640         4,325,640
                                                                ---------------
TOTAL MONEY MARKET MUTUAL FUND
  (Cost $4,325,640)                                                   4,325,640
                                                                ---------------
MUTUAL FUNDS  5.2%
Van Kampen Senior Income Trust                        322,500         2,612,250
Templeton Global Income Fund                          264,000         2,344,320
                                                                ---------------
TOTAL MUTUAL  FUNDS
  (Cost $4,953,153)                                                   4,956,570
                                                                ---------------

                                                                         MARKET
                                                         FACE             VALUE
                                                       AMOUNT          (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY BONDS  4.8%
United States Treasury Inflation
  Indexed Bonds
  3.38% due 01/15/07                              $ 3,488,058   $     3,601,283
  3.63% due 01/15/08+                                 900,188           953,320
                                                                ---------------
TOTAL FEDERAL AGENCY BONDS
  (Cost $4,615,876)                                                   4,554,603
                                                                ---------------
U.S. TREASURY BILLS  18.7%
  2.94% due 09/08/05+                               2,000,000         1,988,711
  3.09% due 09/29/05+                               2,000,000         1,984,650
  3.04% due 10/06/05+                               2,000,000         1,983,666
  3.07% due 10/13/05+                               2,000,000         1,982,421
  3.04% due 10/20/05+                               2,000,000         1,981,278
  3.09% due 11/03/05+                               2,000,000         1,978,604
  3.12% due 11/10/05+                               2,000,000         1,977,149
  3.11% due 11/25/05+                               2,000,000         1,974,634
  3.12% due 12/15/05                                2,000,000         1,971,090
                                                                ---------------
TOTAL U.S. TREASURY BILLS
  (Cost $17,822,203)                                                 17,822,203
                                                                ---------------
SECURITIES LENDING COLLATERAL  36.4%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 7)                               34,726,297        34,726,297
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $34,726,297)                                                 34,726,297
                                                                ---------------
TOTAL INVESTMENTS 136.3%
  (Cost $126,292,639)                                           $   130,020,799
                                                                ===============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (36.3)%                                        $   (34,598,828)
                                                                ===============
NET ASSETS - 100.0%                                             $    95,421,971

*     NON-INCOME PRODUCING SECURITY.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      7.

                                              See Notes to Financial Statements.


8 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                   June 30, 2005
--------------------------------------------------------------------------------

                                                                  AMERIGO         CLERMONT
                                                                     FUND             FUND
------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2 and 7)                     $ 206,611,479    $ 130,020,799
Receivable for Shares Purchased                                   179,302          191,969
Investment Income Receivable (Note 1)                             125,623           74,351
------------------------------------------------------------------------------------------
   TOTAL ASSETS                                               206,916,404      130,287,119
==========================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 7)              46,810,278       34,726,297
Investment Advisory Fee Payable (Note 3)                          118,884           70,533
Transfer Agent and Administrative Fee Payable (Note 3)             33,023           19,592
Distribution and Service Fee Payable (Note 3)                      33,023           19,592
Portfolio Accounting Fee Payable (Note 3)                          13,209            7,837
Custody Fees Payable                                                3,171            1,881
Other Liabilities                                                  32,054           19,416
------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                           47,043,642       34,865,148
==========================================================================================
NET ASSETS                                                  $ 159,872,762    $  95,421,971
==========================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                             $ 144,575,827    $  90,124,630
Undistributed Net Investment Income (Loss)                        (45,854)         865,651
Accumulated Net Realized Gain on Investments                    2,914,630          703,530
Net Unrealized Appreciation (Depreciation) on Investments      12,428,159        3,728,160
==========================================================================================
NET ASSETS                                                  $ 159,872,762    $  95,421,971
==========================================================================================
SHARES OUTSTANDING                                              5,006,125        3,364,274
NET ASSET VALUES                                            $       31.94    $       28.36

*     THE COST OF SECURITIES AT VALUE IS $194,183,320 AND $126,292,639,
      RESPECTIVELY.

See Notes to Financial Statements.


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 9

STATEMENTS OF OPERATIONS (UNAUDITED)                  Period Ended June 30, 2005
--------------------------------------------------------------------------------

                                                                  AMERIGO         CLERMONT
                                                                     FUND             FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                           $       7,884    $     231,904
Interest from Securities Lending, net (Note 7)                    106,996           46,991
Dividends, Net of Foreign Tax Withheld* (Note 1)                  742,885          697,789
------------------------------------------------------------------------------------------
   TOTAL INCOME                                                   857,765          976,684
==========================================================================================

EXPENSES
Investment Advisory Fees (Note 3)                                 640,992          409,410
Transfer Agent and Administrative Fees (Note 3)                   178,053          113,725
Portfolio Accounting Fees (Note 3)                                 71,221           45,490
Trustees' Fees**                                                    2,972            1,810
Service Fees (Note 3)                                             178,053          113,725
Custody Fees                                                       16,192           10,310
Miscellaneous                                                      50,406           32,280
------------------------------------------------------------------------------------------
   Total Expenses                                               1,137,889          726,750
------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                     (280,124)         249,934
==========================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain on:
Investment Securities                                           1,369,986          457,769
------------------------------------------------------------------------------------------
   Total Net Realized Gain                                      1,369,986          457,769
------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                          (1,903,981)      (1,280,462)
------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)           (1,903,981)      (1,280,462)
------------------------------------------------------------------------------------------
Net Loss on Investments                                          (533,995)        (822,693)
------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                  $    (814,119)   $    (572,759)
==========================================================================================

 *    NET OF FOREIGN TAX WITHHELD OF $0 AND $0, RESPECTIVELY.

**    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(a)(19) OF THE 1940 ACT.

                                              See Notes to Financial Statements.


10 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              AMERIGO FUND                    CLERMONT FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             PERIOD            YEAR          PERIOD            YEAR
                                                                              ENDED           ENDED           ENDED           ENDED
                                                                           JUNE 30,    DECEMBER 31,        JUNE 30,    DECEMBER 31,
                                                                              2005+            2004           2005+            2004
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                                          $    (280,124)  $     234,270   $     249,934   $     615,717
Net Realized Gain on Investments                                          1,369,986       1,565,597         457,769         351,185
Net Change in Unrealized Appreciation (Depreciation) on Investments      (1,903,981)      9,939,096      (1,280,462)      3,638,428
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                      (814,119)     11,738,963        (572,759)      4,605,330
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Net Investment Income                                                            --         (75,904)             --        (174,477)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                                           --         (75,904)             --        (174,477)
-----------------------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                                           37,450,215      91,145,309      16,396,912      75,354,093
VALUE OF SHARES PURCHASED THROUGH DIVIDEND REINVESTMENT                          --          75,904              --         174,477
COST OF SHARES REDEEMED                                                  (3,822,616)    (21,664,456)    (11,494,060)    (11,144,234)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                       33,627,599      69,556,757       4,902,852      64,384,336
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets                                               32,813,480      81,219,816       4,330,093      68,815,189
NET ASSETS-BEGINNING OF PERIOD                                          127,059,282      45,839,466      91,091,878      22,276,689
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS-END OF PERIOD                                              $ 159,872,762   $ 127,059,282   $  95,421,971   $  91,091,878
-----------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                                   $     (45,854)  $     234,270   $     865,651   $     615,717
===================================================================================================================================

+     UNAUDITED

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 11

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                          NET REALIZED    NET INCREASE
                          NET ASSET          NET              AND          (DECREASE)      DISTRIBUTIONS
                           VALUE,        INVESTMENT        UNREALIZED     IN NET ASSET       FROM NET
                          BEGINNING        INCOME        GAINS (LOSSES)  VALUE RESULTING    INVESTMENT
                          OF PERIOD        (LOSS)+       ON SECURITIES   FROM OPERATIONS      INCOME
--------------------------------------------------------------------------------------------------------
AMERIGO FUND
   JUNE 30, 2005@          $32.18          $ (.06)          $ (.18)          $ (.24)        $     --
   December 31, 2004        28.99             .08             3.13             3.21             (.02)
   December 31, 2003*       25.00             .07             3.92             3.99               --

CLERMONT FUND
   JUNE 30, 2005@           28.57             .08             (.29)            (.21)              --
   December 31, 2004        27.05             .32             1.27             1.59             (.07)
   December 31, 2003*       25.00             .29             1.76             2.05               --

                        DISTRIBUTIONS                     NET INCREASE      NET ASSET
                          FROM NET                       (DECREASE) IN       VALUE,
                          REALIZED          TOTAL          NET ASSET         END OF
                        CAPITAL GAINS   DISTRIBUTIONS        VALUE           PERIOD
-------------------------------------------------------------------------------------
AMERIGO FUND
   JUNE 30, 2005@          $   --          $   --           $ (.24)          $31.94
   December 31, 2004           --            (.02)            3.19            32.18
   December 31, 2003*          --              --             3.99            28.99

CLERMONT FUND
   JUNE 30, 2005@              --              --             (.21)           28.36
   December 31, 2004           --            (.07)            1.52            28.57
   December 31, 2003*          --              --             2.05            27.05

                                                  RATIOS TO
                                             AVERAGE NET ASSETS:
                                          ---------------------------
                                                              NET                           NET ASSETS,
                            TOTAL                          INVESTMENT       PORTFOLIO         END OF
                         INVESTMENT         TOTAL            INCOME         TURNOVER       PERIOD (000'S
                           RETURN         EXPENSES           (LOSS)          RATE***         OMITTED)
--------------------------------------------------------------------------------------------------------
AMERIGO FUND
   JUNE 30, 2005@           (0.75)%          1.58%**         (0.39)%**           42%        $159,873
   December 31, 2004        11.09%           1.63%            0.27%             149%         127,059
   December 31, 2003*       15.96%           1.71%**          0.53%**            63%          45,839

CLERMONT FUND
   JUNE 30, 2005@           (0.73)%          1.58%**          0.54%**            65%          95,422
   December 31, 2004         5.89%           1.63%            1.17%             124%          91,092
   December 31, 2003*        8.20%           1.71%**          2.29%**           113%          22,277

  *   SINCE THE COMMENCEMENT OF OPERATIONS: JULY 1, 2003.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

  @   UNAUDITED


12 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

The Rydex Variable Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. As of June 30, 2005, the Trust consisted of forty-four operating Funds: twenty-two Benchmark funds, one Money Market Fund, eighteen Sector Funds, one Strategic Fund, and two CLS AdvisorOne Funds. This report covers the CLS AdvisorOne Funds (the "Funds"), while the Benchmark, Money Market, Sector, and Strategic Funds are contained in a separate report. Rydex Global Advisors (the "Advisor") serves as the investment advisor to the Funds and is responsible for the Funds' overall administration. Clarke Lanzen Skalla Investment Firm, LLC serves as investment sub-advisor to the CLS AdvisorOne Funds and is responsible for the day-to-day management of each Fund's portfolio. Rydex Distributors, Inc. (the "Distributor") acts as principal underwriter for the Trust. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Exchange Traded Funds and closed-end Mutual Funds are valued at the last quoted sales price as of the close of business, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date.

Short-term securities, if any, are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and
(b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

D. A Fund may leave Cash in Custodian Bank overnight in its cash account with the custodian, U.S. Bank. Periodically, a Fund may have Cash Payable to Custodian Bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated Cash with the Broker is held as collateral for investments in derivative instruments such as futures contracts and equity index swap agreements.

E. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 13

--------------------------------------------------------------------------------

2.    FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

In conjunction with the use of options, futures, options on futures and swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, segregated cash at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.

Each CLS AdvisorOne Fund operates primarily as a "fund of funds." In other words, each Fund pursues its investment goal by investing primarily in exchange traded funds ("ETFs"), traditional open-end investment companies ("mutual funds"), and closed-end investment companies ("closed-end funds"). In this report, the ETFs, mutual funds, and closed-end funds in which the Funds invest are referred to as "underlying funds." In addition to investing in underlying funds, each Fund may invest a portion of its assets directly in individual securities or in derivatives, such as options and futures.

The Funds invest in underlying funds that invest primarily in common stock or securities convertible into or exchangeable for common stock, such as convertible preferred stock, convertible debentures, warrants, options, and bonds. Because the Funds invest primarily in underlying funds, the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, investing through the Funds in a portfolio of underlying funds involves certain additional expenses that would not arise if you invested directly in the underlying funds. By investing indirectly in underlying funds through a Fund, you will bear not only your proportionate share of a Fund's expenses (including operating costs, investment advisory fees, and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds. In addition, to the extent these underlying funds trade their portfolios actively, they will incur higher brokerage commissions, as well as increased realization of taxable gains.

3.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annual percentage rate of 0.90% of the average daily net assets of the Amerigo Fund and the Clermont Fund. Certain officers and trustees of the Trust are also officers of the Advisor.

The Advisor pays the Sub-Advisor out of the advisory fees it receives. In addition, the Advisor bears all of its own costs associated with providing these services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust calculated at an annual percentage rate of 0.25% of the average daily net assets of the Amerigo Fund and the Clermont Fund.


14 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the funds. Certain officers and trustees of the Trust are also officers of the Servicer.

The Trust has adopted an Investor Services Plan for which the Distributor, an affiliated entity, and other firms that provide shareholder services ("Service Providers") may receive compensation. The Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.

In addition, at an Organization Meeting on February 14, 2003, the Board approved the use of a Distribution Plan for which the Distributor and other Service Providers may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. Although approved, at June 30, 2005, this plan was not being utilized.

The Servicer also provides other necessary services to the Trust, such as auditing services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets.

4.    FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no provision for Federal income taxes is required.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current year and differences in the treatment of certain notional principal contracts. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS

At June 30, 2005, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                            TAX             TAX              NET
                           TAX       UNREALIZED      UNREALIZED       UNREALIZED
FUND                      COST             GAIN          (LOSS)      GAIN (LOSS)
--------------------------------------------------------------------------------
Amerigo Fund      $193,894,053      $13,515,456      $ (798,030)     $12,717,426
Clermont Fund      126,253,430        4,101,253        (333,884)       3,767,369

5.    SECURITIES TRANSACTIONS

During the period ended June 30, 2005, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                                  AMERIGO               CLERMONT
                                                     FUND                   FUND
--------------------------------------------------------------------------------
Purchases                                     $93,544,919            $53,948,065
Sales                                         $60,328,613            $66,623,817

6.    SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the periods presented were:

                                                PURCHASED THROUGH                                         NET SHARES
                    SHARES PURCHASED          DIVIDEND REINVESTMENT          SHARES REDEEMED               PURCHASED
-----------------------------------------------------------------------------------------------------------------------------
               PERIOD ENDED     YEAR ENDED  PERIOD ENDED    YEAR ENDED  PERIOD ENDED   YEAR ENDED  PERIOD ENDED    YEAR ENDED
                   JUNE 30,   DECEMBER 31,      JUNE 30,  DECEMBER 31,      JUNE 30,  DECEMBER 31,     JUNE 30,  DECEMBER 31,
                       2005           2004          2005          2004          2005         2004          2005         2004
-----------------------------------------------------------------------------------------------------------------------------
AMERIGO FUND     1,178,682       3,124,114            --         2,618      (120,742)    (759,760)    1,057,940     2,366,972
CLERMONT FUND      580,283       2,768,824            --         6,412      (404,816)    (410,039)      175,467     2,365,197


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 15

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

7.    PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At June 30, 2005, the pooled cash collateral investments consisted of repurchase agreements (52.27%), commercial paper (28.42%), corporate bonds (19.30%), and money market mutual funds (0.01%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2005 the following funds participated in securities lending and received cash collateral:

                                                                        VALUE OF
                                                    CASH              SECURITIES
FUND                                          COLLATERAL                  LOANED
----                                         -----------             -----------
Amerigo Fund                                 $46,810,278             $45,189,663
Clermont Fund                                 34,726,297              34,018,965


16 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

OTHER INFORMATION
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request by calling 1-800-820-0888.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 17

INFORMATION
ON BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEE AND OFFICER

                                  LENGTH OF SERVICE
   NAME, POSITION AND                AS TRUSTEE                    NUMBER OF
      YEAR OF BIRTH                 (YEAR BEGAN)                FUNDS OVERSEEN
-------------------------    ---------------------------    --------------------
CARL G. VERBONCOEUR*          Rydex Series Funds - 2004              104
Trustee, President (1952)    Rydex Variable Trust - 2004
                             Rydex Dynamic Funds - 2004
                               Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc., (1997 to 2000)
                             ---------------------------

MICHAEL P. BYRUM*             Rydex Series Funds - 2005              105
Vice President and           Rydex Variable Trust - 2005
Secretary (1970)             Rydex Dynamic Funds - 2005
                               Rydex ETF Trust - 2005
                               Rydex Capital Partners
                                 SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds, 2004 to present; Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to present); President of Rydex Global Advisors (2004 to present); Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to 2004).
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                  LENGTH OF SERVICE
   NAME, POSITION AND                AS TRUSTEE                  NUMBER OF
      YEAR OF BIRTH                 (YEAR BEGAN)               FUNDS OVERSEEN
-------------------------    ---------------------------    --------------------
COREY A. COLEHOUR             Rydex Series Funds - 1993              104
Trustee (1945)               Rydex Variable Trust - 1998
                             Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company
                             ---------------------------

J. KENNETH DALTON             Rydex Series Funds - 1995              104
Trustee (1941)               Rydex Variable Trust - 1998
                             Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group
                             ---------------------------


18 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

INFORMATION
ON BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                                  LENGTH OF SERVICE
   NAME, POSITION AND                AS TRUSTEE                  NUMBER OF
      YEAR OF BIRTH                 (YEAR BEGAN)               FUNDS OVERSEEN
-------------------------    ---------------------------    --------------------
JOHN O. DEMARET               Rydex Series Funds - 1997              105
Trustee (1940)               Rydex Variable Trust - 1998
                             Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003
                               Rydex Capital Partners
                                 SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired
                             ---------------------------

WERNER E. KELLER              Rydex Series Funds - 2005              105
Trustee (1940)               Rydex Variable Trust - 2005
                             Rydex Dynamic Funds - 2005
                               Rydex ETF Trust - 2005
                               Rydex Capital Partners
                                 SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)
                             ---------------------------

THOMAS F. LYDON, JR.          Rydex Series Funds - 2005              105
Trustee (1960)               Rydex Variable Trust - 2005
                             Rydex Dynamic Funds - 2005
                               Rydex ETF Trust - 2005
                               Rydex Capital Partners
                                 SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments
                             ---------------------------

PATRICK T. MCCARVILLE         Rydex Series Funds - 1997              104
Trustee (1942)               Rydex Variable Trust - 1998
                             Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.
                             ---------------------------

ROGER SOMERS                  Rydex Series Funds - 1993              104
Trustee (1944)               Rydex Variable Trust - 1998
                             Rydex Dynamic Funds - 1999
                               Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 19

INFORMATION
ON BOARD OF TRUSTEES AND OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

     NAME, POSITION AND                          PRINCIPAL OCCUPATIONS
       YEAR OF BIRTH                            DURING PAST FIVE YEARS
----------------------------                    ----------------------

NICK BONOS*                            Vice President and Treasurer of Rydex
Vice President and Treasurer (1963)    Series Funds, Rydex Variable Trust, Rydex
                                       Dynamic Funds, Rydex ETF Trust, and Rydex
                                       Capital Partners SPhinX Fund, 2003 to
                                       present; Senior Vice President of Rydex
                                       Fund Services, Inc., 2003 to present;
                                       Vice President of Accounting of Rydex
                                       Fund Services, Inc., 2000 to 2003.

JOANNA M. HAIGNEY*                     Chief Compliance Officer Rydex Series
Chief Compliance Officer and           Funds, Rydex Variable Trust, and Rydex
Assistant Secretary (1967)             Dynamic Funds, 2004 to present; Assistant
                                       Secretary of Rydex Series Funds, Rydex
                                       Variable Trust, and Rydex Dynamic Funds,
                                       2000 to present; Assistant Secretary of
                                       Rydex ETF Trust, 2002 to present.
                                       Secretary of Rydex Capital Partners
                                       SPhinX Fund, 2003 to present. Vice
                                       President of Compliance of Rydex Fund
                                       Services, Inc., 2000 to present.

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


20 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

This page intentionally left blank.

[LOGO] RYDEXINVESTMENTS
            Essential for modern markets(TM)

            9601 Blackwell Road, Suite 500
            Rockville, MD 20850

            www.rydexinvestments.com
            800-820-0888

            CLSAO-3-0705x1205



Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on their evaluation on September 2, 2005, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Variable Trust (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's or RGA's internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex Variable Trust

By (Signature and Title)*   /s/ Carl G. Verboncoeur
                       ---------------------------------------------------------
                            Carl G. Verboncoeur, President

Date     September 2, 2005
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Carl G. Verboncoeur
                         -------------------------------------------------------
                            Carl G. Verboncoeur, President

Date     September 2, 2005
    ----------------------------------------------------------------------------

By (Signature and Title)*   /s/ Nick Bonos
                         -------------------------------------------------------
                            Nick Bonos, Vice President and Treasurer

Date     September 2, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.